UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of Registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250,
Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports To Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Industrial Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the industrial sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$15,106,076
# of Portfolio Holdings	489
Total Advisory Fees Paid During Reporting Period	$56,020
Portfolio Turnover Rate	16%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	400,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	2.66%
Quikrete Holdings, Inc. 6.38% 03/01/2032	1.18%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.86%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.85%
TransDigm, Inc. 6.38% 03/01/2029	0.81%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.79%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2030	0.77%
TransDigm, Inc. 6.38% 05/31/2033	0.77%
Staples, Inc. 10.75% 09/01/2029	0.70%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.69%
Footnote	Description
Footnote*	Subject to change.

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Commercial Services	14.9%
Chemicals	12.3%
Building Materials	8.6%
Aerospace/Defense	8.4%
Packaging & Containers	7.7%
Mining	5.2%
Iron/Steel	4.6%
Home Builders	4.4%
Airlines	3.2%
Environmental Control	2.8%
Others	25.4%
Cash and Equivalents	2.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.5%
10+ Years	0.8%
7-10 Years	12.5%
5-7 Years	23.5%
3-5 Years	36.4%
2-3 Years	17.6%
0-2 Years	6.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

BBLX XHYI 0426

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the telecommunications, media and technology sectors.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$17,041,095
# of Portfolio Holdings	315
Total Advisory Fees Paid During Reporting Period	$77,932
Portfolio Turnover Rate	21%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	500,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
EchoStar Corp. 10.75% 11/30/2029	1.91%
Meridian Arc Holdco LLC 6.25% 04/30/2031	1.82%
Citibank, New York 2.98% 05/01/2026	1.38%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.25%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.24%
SV RNO Property Owner 1 LLC 5.88% 03/01/2031	1.18%
DISH Network Corp. 11.75% 11/15/2027	1.15%
Nexstar Media, Inc. 6.50% 09/15/2033	1.12%
WULF Compute LLC 7.75% 10/15/2030	1.08%
Core Scientific Finance I LLC 7.75% 05/15/2031	1.05%
Footnote	Description
Footnote*	Subject to change.

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Media	36.6%
Telecommunications	27.5%
Software	12.5%
Internet	5.6%
Advertising	3.0%
Computers	2.7%
Entertainment	2.6%
Semiconductors	2.5%
Commercial Services	1.4%
Electronics	1.4%
Others	1.8%
Cash and Equivalents	2.4%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.4%
10+ Years	7.6%
7-10 Years	11.5%
5-7 Years	18.9%
3-5 Years	40.4%
2-3 Years	12.0%
0-2 Years	7.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

BBLX XHYT 0426

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Healthcare Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar denominated, high yield corporate bonds in the healthcare sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$9,778,630
# of Portfolio Holdings	132
Total Advisory Fees Paid During Reporting Period	$34,984
Portfolio Turnover Rate	24%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	275,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
1261229 BC Ltd. 10.00% 04/15/2032	4.81%
Citibank, New York 2.98% 05/01/2026	3.16%
Centene Corp. 4.63% 12/15/2029	2.49%
DaVita, Inc. 4.63% 06/01/2030	2.06%
Medline Borrower LP 5.25% 10/01/2029	1.93%
CVS Health Corp. 7.00% 03/10/2055	1.86%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.75%
Centene Corp. 2.45% 07/15/2028	1.69%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	1.64%
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13% 04/30/2028	1.60%
Footnote	Description
Footnote*	Subject to change.

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Healthcare-Services	57.9%
Pharmaceuticals	20.0%
Healthcare-Products	7.1%
Commercial Services	5.1%
Biotechnology	3.0%
Cosmetics/Personal Care	2.9%
Software	2.0%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.0%
10+ Years	4.0%
7-10 Years	6.2%
5-7 Years	26.0%
3-5 Years	39.2%
2-3 Years	16.0%
0-2 Years	6.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

BBLX XHYH 0426

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Financial & REIT Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the financial and REIT sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$10,267,412
# of Portfolio Holdings	268
Total Advisory Fees Paid During Reporting Period	$42,243
Portfolio Turnover Rate	20%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	275,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Asurion LLC/Asurion Co.-Issuer, Inc. 8.00% 12/31/2032	1.73%
HUB International Ltd. 7.25% 06/15/2030	1.71%
Asurion LLC/Asurion Co.-Issuer, Inc. 8.38% 02/01/2034	1.63%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.62%
Jane Street Group/JSG Finance, Inc. 6.75% 05/01/2033	1.05%
Rocket Cos, Inc. 6.38% 08/01/2033	1.04%
HUB International Ltd. 7.38% 01/31/2032	1.00%
Block, Inc. 6.50% 05/15/2032	0.99%
Rocket Cos, Inc. 6.13% 08/01/2030	0.99%
SS&C Technologies, Inc. 5.50% 09/30/2027	0.97%
Footnote	Description
Footnote*	Subject to change.

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Diversified Financial Services	37.5%
Insurance	22.1%
Real Estate Investment Trusts (REITS)	19.9%
Commercial Services	4.7%
Investment Companies	4.7%
Trucking & Leasing	1.8%
Software	1.6%
Banks	1.4%
Computers	1.2%
Advertising	1.1%
Others	1.8%
Cash and Equivalents	2.2%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.2%
Defaulted	0.2%
10+ Years	2.6%
7-10 Years	7.9%
5-7 Years	27.0%
3-5 Years	37.0%
2-3 Years	13.9%
0-2 Years	9.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

BBLX XHYF 0426

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Energy Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the energy sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$8,951,067
# of Portfolio Holdings	208
Total Advisory Fees Paid During Reporting Period	$18,408
Portfolio Turnover Rate	15%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	227,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Venture Global LNG, Inc. 9.50% 02/01/2029	2.07%
Citibank, New York 2.98% 05/01/2026	1.49%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.46%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.43%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.38%
Venture Global Plaquemines LNG LLC 6.50% 01/15/2034	1.35%
Venture Global Plaquemines LNG LLC 6.75% 01/15/2036	1.31%
Venture Global Plaquemines LNG LLC 6.13% 12/15/2030	1.15%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.98%
Noble Finance II LLC 8.00% 04/15/2030	0.93%
Footnote	Description
Footnote*	Subject to change.

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Oil & Gas	44.5%
Pipelines	43.7%
Oil & Gas Services	7.9%
Chemicals	0.6%
Retail	0.6%
Gas	0.6%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
10+ Years	5.3%
7-10 Years	20.1%
5-7 Years	20.7%
3-5 Years	33.4%
2-3 Years	14.0%
0-2 Years	4.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

BBLX XHYE 0426

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer cyclicals sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$4,634,874
# of Portfolio Holdings	261
Total Advisory Fees Paid During Reporting Period	$36,083
Portfolio Turnover Rate	10%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	125,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	1.96%
Carnival Corp. 5.75% 08/01/2032	1.63%
Nissan Motor Co. Ltd. 4.35% 09/17/2027	1.28%
Nissan Motor Co. Ltd. 4.81% 09/17/2030	1.21%
Rakuten Group, Inc. 9.75% 04/15/2029	1.18%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.16%
Carnival Corp. 6.13% 02/15/2033	1.10%
Michaels Cos, Inc. 8.50% 03/15/2033	1.07%
Voyager Parent LLC 9.25% 07/01/2032	0.99%
PetSmart LLC/PetSmart Finance Corp. 7.50% 09/15/2032	0.98%
Footnote	Description
Footnote*	Subject to change.

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Entertainment	20.5%
Retail	18.7%
Lodging	12.0%
Auto Parts & Equipment	11.3%
Leisure Time	11.2%
Auto Manufacturers	9.1%
Real Estate	4.9%
Internet	3.2%
Apparel	2.5%
Commercial Services	2.2%
Others	2.1%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.3%
Defaulted	0.8%
10+ Years	1.3%
7-10 Years	8.1%
5-7 Years	27.8%
3-5 Years	38.0%
2-3 Years	12.3%
0-2 Years	9.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

BBLX XHYC 0426

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer non-cyclicals sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$17,189,029
# of Portfolio Holdings	174
Total Advisory Fees Paid During Reporting Period	$34,974
Portfolio Turnover Rate	21%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	450,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	3.57%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.23%
NRG Energy, Inc. 6.00% 01/15/2036	1.91%
Electricite de France SA 9.13%	1.39%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75% 03/31/2034	1.33%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.24%
PG&E Corp. 7.38% 03/15/2055	1.20%
Talen Energy Supply LLC 6.25% 02/01/2034	1.10%
Post Holdings, Inc. 4.63% 04/15/2030	1.09%
Newell Brands, Inc. 8.50% 06/01/2028	1.06%
Footnote	Description
Footnote*	Subject to change.

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Electric	33.4%
Food	28.0%
Retail	15.5%
Housewares	6.0%
Home Furnishings	4.2%
Pharmaceuticals	1.8%
Electrical Components & Equipment	1.4%
Gas	1.3%
Beverages	1.1%
Others	5.2%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
Defaulted	1.4%
10+ Years	10.9%
7-10 Years	17.4%
5-7 Years	19.8%
3-5 Years	24.7%
2-3 Years	16.7%
0-2 Years	7.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

BBLX XHYD 0426

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx USD High Yield Bond Sector Rotation ETF (the "Fund") seeks to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market through other exchange-traded funds ("ETFs").

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.

This report describes changes to the Fund that occurred during the reporting period.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$30,466,023
# of Portfolio Holdings	11
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	30%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%Footnote Reference*
Shares Outstanding	2,030,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
BondBloxx USD High Yield Bond Industrial Sector ETF	21.90%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	18.41%
BondBloxx USD High Yield Bond Energy Sector ETF	13.28%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	11.26%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	10.23%
BondBloxx USD High Yield Bond Healthcare Sector ETF	7.98%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5.81%
BondBloxx B Rated USD High Yield Corporate Bond ETF	4.00%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	4.00%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	3.06%
Footnote	Description
Footnote*	Subject to change. As of May 29, 2026, the sectors of the fixed-income securities market that the Fund seeks to allocate its assets include: BB-rated, single-B rated, and CCC-rated sectors.

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX HYSA 0426

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx BB Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$452,014,542
# of Portfolio Holdings	1,075
Total Advisory Fees Paid During Reporting Period	$397,333
Portfolio Turnover Rate	21%
Expense Ratio	0.20%Footnote Reference*
Shares Outstanding	11,025,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Citibank, New York 2.98% 05/01/2026	1.78%
Meridian Arc Holdco LLC 6.25% 04/30/2031	0.65%
Quikrete Holdings, Inc. 6.38% 03/01/2032	0.47%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.45%
SV RNO Property Owner 1 LLC 5.88% 03/01/2031	0.44%
Asurion LLC/Asurion Co.-Issuer, Inc. 8.00% 12/31/2032	0.39%
Nexstar Media, Inc. 6.50% 09/15/2033	0.39%
WULF Compute LLC 7.75% 10/15/2030	0.38%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.38%
Core Scientific Finance I LLC 7.75% 05/15/2031	0.38%
Footnote	Description
Footnote*	Subject to change.

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Cyclical	17.9%
Communications	15.2%
Consumer Non-Cyclical	14.7%
Energy	13.0%
Financial	11.8%
Industrial	11.4%
Basic Materials	5.5%
Technology	4.3%
Utilities	4.2%
Diversified	0.1%
Cash and Equivalents	1.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.9%
Defaulted	0.2%
10+ Years	6.7%
7-10 Years	14.6%
5-7 Years	22.4%
3-5 Years	33.6%
2-3 Years	13.2%
0-2 Years	7.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XBB 0426

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx B Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of B (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$34,382,546
# of Portfolio Holdings	584
Total Advisory Fees Paid During Reporting Period	$49,611
Portfolio Turnover Rate	24%
Expense Ratio	0.30%Footnote Reference*
Shares Outstanding	875,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	1.78%
1261229 BC Ltd. 10.00% 04/15/2032	1.35%
EchoStar Corp. 10.75% 11/30/2029	1.30%
Cloud Software Group, Inc. 9.00% 09/30/2029	0.83%
DISH Network Corp. 11.75% 11/15/2027	0.80%
HUB International Ltd. 7.25% 06/15/2030	0.72%
Asurion LLC/Asurion Co.-Issuer, Inc. 8.38% 02/01/2034	0.70%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.70%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2030	0.59%
CoreWeave, Inc. 9.75% 10/01/2031	0.59%
Footnote	Description
Footnote*	Subject to change.

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Cyclical	19.4%
Consumer Non-Cyclical	19.1%
Communications	13.8%
Financial	12.9%
Industrial	9.3%
Energy	8.9%
Technology	6.1%
Basic Materials	6.0%
Utilities	2.1%
Diversified	0.2%
Others	0.1%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
Defaulted	0.3%
10+ Years	0.3%
7-10 Years	9.3%
5-7 Years	26.5%
3-5 Years	40.3%
2-3 Years	16.2%
0-2 Years	5.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XB 0426

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx CCC Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of CCC (or its equivalent) fixed-rate U.S. dollar-denominated, high yield corporate bonds.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$302,985,666
# of Portfolio Holdings	189
Total Advisory Fees Paid During Reporting Period	$559,916
Portfolio Turnover Rate	33%
Expense Ratio	0.40%Footnote Reference*
Shares Outstanding	8,175,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.96%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	1.71%
McAfee Corp. 7.38% 02/15/2030	1.48%
JP Morgan Chase, New York 2.98% 05/01/2026	1.45%
Brand Industrial Services, Inc. 10.38% 08/01/2030	1.39%
Surgery Center Holdings, Inc. 7.25% 04/15/2032	1.29%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2030	1.27%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.13% 02/15/2032	1.20%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 01/15/2030	1.17%
WR Grace Holdings LLC 5.63% 08/15/2029	1.16%
Footnote	Description
Footnote*	Subject to change.

Sector Breakdown (% of Net Assets)

Table Summary
Communications	22.2%
Financial	17.7%
Consumer Non-Cyclical	17.5%
Consumer Cyclical	14.1%
Industrial	9.5%
Basic Materials	6.4%
Technology	6.0%
Energy	3.8%
Transportation	0.5%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.3%
10+ Years	0.5%
7-10 Years	4.6%
5-7 Years	15.9%
3-5 Years	46.2%
2-3 Years	20.7%
0-2 Years	9.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XCCC 0426

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx BBB Rated 1-5 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to one year and less than five years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$166,262,565
# of Portfolio Holdings	1,339
Total Advisory Fees Paid During Reporting Period	$155,709
Portfolio Turnover Rate	21%
Expense Ratio	0.19%Footnote Reference*
Shares Outstanding	3,250,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
T-Mobile USA, Inc. 3.88% 04/15/2030	0.58%
Sumitomo, Tokyo 2.98% 05/01/2026	0.51%
CVS Health Corp. 4.30% 03/25/2028	0.42%
Boeing Co. 5.15% 05/01/2030	0.38%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.34%
Amgen, Inc. 5.15% 03/02/2028	0.33%
Citigroup, Inc. 4.45% 09/29/2027	0.32%
Cigna Group 4.38% 10/15/2028	0.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00% 10/29/2028	0.30%
Oracle Corp. 4.95% 02/04/2031	0.29%
Footnote	Description
Footnote*	Subject to change.

Sector Breakdown (% of Net Assets)

Table Summary
Financial	25.2%
Consumer Non-Cyclical	17.0%
Consumer Cyclical	10.2%
Utilities	9.6%
Technology	8.9%
Energy	8.6%
Communications	8.3%
Industrial	8.3%
Basic Materials	2.3%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.6%
10+ Years	2.1%
7-10 Years	0.6%
5-7 Years	2.2%
3-5 Years	49.4%
2-3 Years	22.5%
0-2 Years	21.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBS 0426

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx BBB Rated 5-10 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to five years and less than ten years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$162,269,889
# of Portfolio Holdings	983
Total Advisory Fees Paid During Reporting Period	$107,678
Portfolio Turnover Rate	25%
Expense Ratio	0.19%Footnote Reference*
Shares Outstanding	3,150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Skandinaviska Enskilda Banken, Stockholm 2.98% 05/01/2026	0.95%
Oracle Corp. 5.70% 02/04/2036	0.53%
Amgen, Inc. 5.25% 03/02/2033	0.48%
Verizon Communications, Inc. 2.36% 03/15/2032	0.45%
Oracle Corp. 5.20% 09/26/2035	0.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30% 01/30/2032	0.41%
Citigroup, Inc. 6.17% 05/25/2034	0.37%
AT&T, Inc. 2.55% 12/01/2033	0.34%
Citigroup, Inc. 6.02% 01/24/2036	0.34%
Oracle Corp. 5.35% 05/04/2033	0.32%
Footnote	Description
Footnote*	Subject to change.

Sector Breakdown (% of Net Assets)

Table Summary
Financial	25.0%
Consumer Non-Cyclical	15.3%
Energy	11.4%
Utilities	10.0%
Communications	9.8%
Technology	9.5%
Consumer Cyclical	7.7%
Industrial	7.4%
Basic Materials	2.2%
Cash and Equivalents	1.7%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.7%
10+ Years	7.2%
7-10 Years	56.8%
5-7 Years	34.2%
3-5 Years	0.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBI 0426

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx BBB Rated 10+ Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to ten years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$4,750,957
# of Portfolio Holdings	789
Total Advisory Fees Paid During Reporting Period	$4,569
Portfolio Turnover Rate	13%
Expense Ratio	0.19%Footnote Reference*
Shares Outstanding	100,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
CVS Health Corp. 5.05% 03/25/2048	0.73%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.69%
Boeing Co. 5.81% 05/01/2050	0.62%
AT&T, Inc. 3.50% 09/15/2053	0.55%
AT&T, Inc. 3.55% 09/15/2055	0.54%
AT&T, Inc. 3.80% 12/01/2057	0.49%
CVS Health Corp. 4.78% 03/25/2038	0.49%
Oracle Corp. 6.70% 02/04/2056	0.49%
AT&T, Inc. 3.65% 09/15/2059	0.47%
JP Morgan Chase, New York 2.98% 05/01/2026	0.42%
Footnote	Description
Footnote*	Subject to change.

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Non-Cyclical	21.4%
Communications	18.7%
Energy	13.4%
Technology	9.9%
Industrial	9.1%
Financial	8.9%
Utilities	8.1%
Consumer Cyclical	4.5%
Basic Materials	4.2%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.8%
10+ Years	98.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBL 0426

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated emerging market bonds with an average life of below 10 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$915,801,095
# of Portfolio Holdings	468
Total Advisory Fees Paid During Reporting Period	$1,122,830
Portfolio Turnover Rate	17%
Expense Ratio	0.29%Footnote Reference*
Shares Outstanding	20,450,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Argentine Republic Government International Bond 4.13% 07/09/2035	1.64%
Ecuador Government International Bond 6.90% 07/31/2035	1.26%
Argentine Republic Government International Bond 0.75% 07/09/2030	1.06%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.93%
Ghana Government International Bond 5.00% 07/03/2035	0.87%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.78%
Eagle Funding Luxco Sarl 5.50% 08/17/2030	0.68%
Ukraine Government International Bond 4.00% 02/01/2032	0.63%
Ghana Government International Bond 5.00% 07/03/2029	0.57%
Oman Government International Bond 5.63% 01/17/2028	0.55%
Footnote	Description
Footnote*	Subject to change.

Top 10 CountriesFootnote Reference* (% of Net Assets)

Table Summary
Saudi Arabia	6.9%
Turkey	5.5%
Argentina	4.6%
Mexico	3.8%
Poland	3.8%
Hungary	3.6%
Bahrain	3.4%
Indonesia	3.4%
Brazil	3.3%
Romania	3.2%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.8%
Defaulted	1.9%
10+ Years	2.7%
7-10 Years	32.7%
5-7 Years	15.0%
3-5 Years	23.9%
2-3 Years	8.9%
0-2 Years	13.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XEMD 0426

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 12 months.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,880,301,757
# of Portfolio Holdings	26
Total Advisory Fees Paid During Reporting Period	$280,882
Portfolio Turnover Rate	-%
Expense Ratio	0.03%Footnote Reference*
Shares Outstanding	37,360,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Bill ZCP 03/18/2027	8.98%
U.S. Treasury Bill ZCP 12/24/2026	8.72%
U.S. Treasury Bill ZCP 01/21/2027	8.66%
U.S. Treasury Bill ZCP 06/11/2026	8.03%
U.S. Treasury Bill ZCP 02/18/2027	8.00%
U.S. Treasury Bill ZCP 11/27/2026	7.46%
U.S. Treasury Bill ZCP 04/15/2027	7.19%
U.S. Treasury Bill ZCP 07/09/2026	5.94%
U.S. Treasury Bill ZCP 09/03/2026	5.44%
U.S. Treasury Bill ZCP 08/06/2026	5.44%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	0.5%
0-2 Years	99.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHLF 0426

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg One Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 18 months.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$726,169,871
# of Portfolio Holdings	55
Total Advisory Fees Paid During Reporting Period	$105,165
Portfolio Turnover Rate	43%
Expense Ratio	0.03%Footnote Reference*
Shares Outstanding	14,670,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 1.50% 01/31/2027	3.02%
U.S. Treasury Note 3.88% 03/31/2027	2.85%
U.S. Treasury Note 4.13% 02/28/2027	2.73%
U.S. Treasury Note 4.25% 12/31/2026	2.71%
U.S. Treasury Note 4.13% 01/31/2027	2.67%
U.S. Treasury Note 3.50% 09/30/2027	2.58%
U.S. Treasury Note 4.25% 11/30/2026	2.57%
U.S. Treasury Note 1.25% 11/30/2026	2.47%
U.S. Treasury Note 3.88% 05/31/2027	2.38%
U.S. Treasury Note 4.50% 04/15/2027	2.34%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.1%
0-2 Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XONE 0426

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 3 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$174,634,365
# of Portfolio Holdings	94
Total Advisory Fees Paid During Reporting Period	$42,599
Portfolio Turnover Rate	27%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	3,550,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.25% 06/30/2029	1.55%
U.S. Treasury Note 4.63% 04/30/2029	1.55%
U.S. Treasury Note 3.88% 4/15/2029	1.43%
U.S. Treasury Note 4.25% 02/28/2029	1.41%
U.S. Treasury Note 4.13% 03/31/2029	1.39%
U.S. Treasury Note 2.75% 02/15/2028	1.36%
U.S. Treasury Note 4.50% 05/31/2029	1.35%
U.S. Treasury Note 0.75% 01/31/2028	1.35%
U.S. Treasury Note 3.13% 11/15/2028	1.35%
U.S. Treasury Note 2.63% 02/15/2029	1.33%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.1%
3-5 Years	6.0%
2-3 Years	47.7%
0-2 Years	45.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWO 0426

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 2 and 4 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$231,084,125
# of Portfolio Holdings	75
Total Advisory Fees Paid During Reporting Period	$54,382
Portfolio Turnover Rate	29%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	4,680,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.00% 02/28/2030	3.25%
U.S. Treasury Note 4.00% 05/31/2030	2.31%
U.S. Treasury Note 4.25% 01/31/2030	2.15%
U.S. Treasury Note 3.88% 04/30/2030	2.14%
U.S. Treasury Note 3.88% 06/30/2030	2.12%
U.S. Treasury Note 4.00% 07/31/2029	2.12%
U.S. Treasury Note 4.38% 12/31/2029	2.10%
U.S. Treasury Note 4.00% 03/31/2030	2.10%
U.S. Treasury Note 3.50% 09/30/2029	2.08%
U.S. Treasury Note 0.63% 05/15/2030	2.06%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.2%
3-5 Years	57.6%
2-3 Years	41.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTRE 0426

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 4 and 6 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$437,351,981
# of Portfolio Holdings	49
Total Advisory Fees Paid During Reporting Period	$101,896
Portfolio Turnover Rate	39%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	8,930,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.13% 11/15/2032	4.51%
U.S. Treasury Note 2.75% 08/15/2032	4.18%
U.S. Treasury Note 2.88% 05/15/2032	3.99%
U.S. Treasury Note 1.25% 08/15/2031	3.91%
U.S. Treasury Note 1.88% 02/15/2032	3.83%
U.S. Treasury Note 1.38% 11/15/2031	3.71%
U.S. Treasury Note 0.63% 08/15/2030	3.38%
U.S. Treasury Note 0.88% 11/15/2030	3.09%
U.S. Treasury Note 3.50% 02/15/2033	3.07%
U.S. Treasury Note 1.13% 02/15/2031	2.96%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.2%
5-7 Years	69.1%
3-5 Years	29.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XFIV 0426

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 5 and 9 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$324,195,419
# of Portfolio Holdings	37
Total Advisory Fees Paid During Reporting Period	$67,424
Portfolio Turnover Rate	29%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	6,830,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.63% 02/15/2035	10.57%
U.S. Treasury Note 4.25% 08/15/2035	10.55%
U.S. Treasury Note 4.25% 11/15/2034	10.15%
U.S. Treasury Note 4.25% 05/15/2035	10.03%
U.S. Treasury Note 4.00% 11/15/2035	10.00%
U.S. Treasury Note 4.13% 02/15/2036	9.93%
U.S. Treasury Note 3.88% 08/15/2034	9.93%
U.S. Treasury Note 4.50% 11/15/2033	1.80%
U.S. Treasury Note 4.38% 05/15/2034	1.67%
U.S. Treasury Note 3.38% 05/15/2033	1.59%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.6%
10+ Years	1.1%
7-10 Years	80.0%
5-7 Years	17.3%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XSVN 0426

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 14 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$4	0.075%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,018,593,407
# of Portfolio Holdings	69
Total Advisory Fees Paid During Reporting Period	$336,627
Portfolio Turnover Rate	20%
Expense Ratio	0.075%Footnote Reference*
Shares Outstanding	22,370,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.25% 08/15/2035	3.80%
U.S. Treasury Note 4.50% 11/15/2033	3.70%
U.S. Treasury Note 4.25% 11/15/2034	3.54%
U.S. Treasury Note 4.63% 02/15/2035	3.51%
U.S. Treasury Note 4.38% 05/15/2034	3.44%
U.S. Treasury Note 3.88% 08/15/2034	3.42%
U.S. Treasury Note 4.00% 02/15/2034	3.35%
U.S. Treasury Note 4.25% 05/15/2035	3.33%
U.S. Treasury Note 4.00% 11/15/2035	3.27%
U.S. Treasury Note 4.13% 02/15/2036	3.23%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.7%
10+ Years	56.6%
7-10 Years	41.0%
5-7 Years	0.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTEN 0426

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration of 20 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$6	0.125%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$196,162,499
# of Portfolio Holdings	55
Total Advisory Fees Paid During Reporting Period	$108,725
Portfolio Turnover Rate	145%
Expense Ratio	0.125%Footnote Reference*
Shares Outstanding	5,300,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Bond 2.38% 05/15/2051	6.76%
U.S. Treasury Bond 2.00% 08/15/2051	6.13%
U.S. Treasury Bond 2.88% 05/15/2052	6.00%
U.S. Treasury Bond 1.88% 02/15/2051	5.99%
U.S. Treasury Bond 3.00% 08/15/2052	5.88%
U.S. Treasury Bond 2.25% 02/15/2052	5.53%
U.S. Treasury Bond 1.88% 11/15/2051	5.53%
U.S. Treasury Bond 1.63% 11/15/2050	5.04%
U.S. Treasury Bond 1.38% 08/15/2050	4.81%
U.S. Treasury Bond 2.00% 02/15/2050	4.31%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.2%
10+ Years	98.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWY 0426

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx IR+M Tax-Aware Short Duration ETF (the "Fund") seeks attractive after-tax income, consistent with preservation of capital.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$283,147,240
# of Portfolio Holdings	322
Total Advisory Fees Paid During Reporting Period	$441,139
Portfolio Turnover Rate	19%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	5,590,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	2.01%
New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds 5.00% 07/15/2034	1.63%
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A, Revenue Bonds 5.50% 01/01/2054	1.31%
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds 3.10% 02/01/2059	1.27%
Atlanta Urban Residential Finance Authority, Revenue Bonds 3.15% 12/01/2029	1.20%
Rutherford County Health & Educational Facilities Board, Revenue Bonds 5.00% 11/15/2048	1.20%
Indiana Finance Authority, Revenue Bonds 5.00% 10/01/2064	1.12%
Harris County Municipal Utility District No. 165, General Obligation 4.00% 03/01/2032	1.07%
Rhode Island Commerce Corp., Series B, Revenue Bonds 5.00% 06/15/2031	1.07%
Dickson Health & Educational Facilities Board, Revenue Bonds 3.05% 04/01/2044	1.06%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.0%
Defaulted	1.6%
10+ Years	37.3%
7-10 Years	12.8%
5-7 Years	17.3%
3-5 Years	13.4%
2-3 Years	6.6%
0-2 Years	9.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Table Summary
Value	Value
Municipal Bonds	73.2%
Corporate Bonds	9.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	4.6%
Asset-Backed Securities	3.2%
Cash and Equivalents	2.0%

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TAXX 0426

TXXI

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx IR+M Tax-Aware Intermediate Duration ETF (the "Fund") seeks attractive after-tax income, consistent with preservation of capital.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$29,313,665
# of Portfolio Holdings	153
Total Advisory Fees Paid During Reporting Period	$39,044
Portfolio Turnover Rate	4%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	580,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C663
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Denton Independent School District, General Obligation 5.00% 08/15/2053	2.16%
Splendora Independent School District, General Obligation 5.00% 02/15/2054	2.00%
IPS Multi-School Building Corp., Revenue Bonds 5.00% 07/15/2040	1.79%
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Revenue Bonds 5.00% 12/01/2045	1.61%
New York State Environmental Facilities Corp., Revenue Bonds 5.00% 09/15/2054	1.59%
Duval County Public Schools, Series A, Certificate Participation 5.00% 07/01/2034	1.50%
East Baton Rouge Sewerage Commission, Series A, Revenue Bonds 4.00% 02/01/2037	1.48%
New York State Dormitory Authority, Series A, Revenue Bonds 5.00% 03/15/2038	1.47%
Garland Independent School District, Series A, General Obligation 5.00% 02/15/2048	1.45%
Idaho Health Facilities Authority, Revenue Bonds 5.00% 03/01/2060	1.45%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
Defaulted	0.7%
10+ Years	71.6%
7-10 Years	14.3%
5-7 Years	6.0%
3-5 Years	2.8%
2-3 Years	1.2%
0-2 Years	1.3%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Table Summary
Value	Value
Municipal Bonds	91.8%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.0%
Cash and Equivalents	2.1%

TXXI

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TXXI 0426

TAXM

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents (the "Fund") seeks attractive after-tax income for Massachusetts residents, consistent with preservation of capital.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$35,606,974
# of Portfolio Holdings	156
Total Advisory Fees Paid During Reporting Period	$38,384
Portfolio Turnover Rate	10%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	710,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C697
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Town of North Attleborough, General Obligation 4.00% 03/15/2043	2.25%
Greater Fall River Vocational School District, General Obligation 5.00% 06/01/2055	2.22%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds 5.00% 1/1/2033	2.17%
Southeast Energy Authority A Cooperative District, Series F, Revenue Bonds 5.25% 11/1/2032	2.11%
City of New Bedford, General Obligation 4.00% 04/01/2042	1.98%
School District of Broward County, Series A, Certificate Participation 5.00% 07/01/2033	1.96%
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds 5.00% 07/01/2052	1.81%
Massachusetts Development Finance Agency, Series B, Revenue Bonds 5.00% 02/15/2034	1.78%
Colorado Housing & Finance Authority, Revenue Bonds 3.00% 05/01/2048	1.63%
Central Texas Turnpike System, Series C, Revenue Bonds 5.00% 08/15/2040	1.61%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.7%
Defaulted	0.8%
10+ Years	63.7%
7-10 Years	16.4%
5-7 Years	7.8%
3-5 Years	3.6%
2-3 Years	3.3%
0-2 Years	2.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Table Summary
Value	Value
Municipal Bonds	91.8%
Asset-Backed Securities	3.2%
Corporate Bonds	2.7%
Short-Term Investments	0.3%
Collateralized Mortgage Obligations	0.3%
Cash and Equivalents	1.7%

TAXM

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TAXM 0426

PCMM

BondBloxx Private Credit CLO ETF

NASDAQ Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2026

The BondBloxx Private Credit CLO ETF (the "Fund") is an actively managed fund that seeks capital preservation and current income.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Private Credit CLO ETF	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$202,833,456
# of Portfolio Holdings	80
Total Advisory Fees Paid During Reporting Period	$648,798
Portfolio Turnover Rate	15%
Expense Ratio	0.68%Footnote Reference*
Shares Outstanding	4,080,000
Fund Launch Date	12/2/2024
Exchange	NASDAQ Stock Market LLC
CUSIP	09789C671
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%) 5.52% 07/25/2037	4.91%
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%) 5.30% 07/20/2037	4.56%
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%) 5.37% 10/25/2036	4.24%
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%) 5.32% 07/15/2037	3.94%
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%) 6.23% 10/20/2037	2.96%
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%) 5.92% 10/24/2034	2.96%
JP Morgan Chase, New York 2.98% 05/01/2026	2.90%
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%) 5.37% 01/15/2037	2.52%
BCC Middle Market CLO 2023-2 LLC 2023-2A Class A1R (CME Term SOFR 3 Month + 1.35%) 5.02% 10/21/2035	2.46%
Cerberus Loan Funding 53 LLC 2025-4A Class A (CME Term SOFR 3 Month + 1.48%) 5.15% 01/15/2038	2.46%
Footnote	Description
Footnote*	Subject to change.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.2%
10+ Years	81.5%
7-10 Years	15.9%
3-5 Years	0.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

PCMM

BondBloxx Private Credit CLO ETF

NASDAQ Stock Market LLC

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX PCMM 0426

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

BondBloxxSM ETF Trust Semi-Annual Report Core Financial Statements

April 30, 2026 (Unaudited)

BondBloxx USD High Yield Bond Industrial Sector ETF | XHYI | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | XHYT | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Healthcare Sector ETF | XHYH | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF | XHYF | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Energy Sector ETF | XHYE | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | XHYC | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | XHYD | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Sector Rotation ETF | HYSA | NYSE Arca, Inc.

BondBloxx BB Rated USD High Yield Corporate Bond ETF | XBB | NYSE Arca, Inc.

BondBloxx B Rated USD High Yield Corporate Bond ETF | XB | NYSE Arca, Inc.

BondBloxx CCC Rated USD High Yield Corporate Bond ETF | XCCC | NYSE Arca, Inc.

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | BBBS | NYSE Arca, Inc.

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | BBBI | NYSE Arca, Inc.

BondBloxx BBB Rated 10+ Year Corporate Bond ETF | BBBL | NYSE Arca, Inc.

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | XEMD | Cboe BZX

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | XHLF | NYSE Arca, Inc.

BondBloxx Bloomberg One Year Target Duration US Treasury ETF | XONE | NYSE Arca, Inc.

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | XTWO | NYSE Arca, Inc.

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | XTRE | NYSE Arca, Inc.

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | XFIV | NYSE Arca, Inc.

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | XSVN | NYSE Arca, Inc.

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | XTEN | NYSE Arca, Inc.

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | XTWY | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware Short Duration ETF | TAXX | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware Intermediate Duration ETF | TXXI | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | TAXM | NYSE Arca, Inc.

BondBloxx Private Credit CLO ETF | PCMM | NASDAQ Stock Market LLC

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

(THIS PAGE INTENTIONALLY LEFT BLANK)

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 1.6%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$118,000	$119,438
Neptune Bidco US, Inc.(1)	9.50	02/15/33	65,000	65,133
Neptune Bidco US, Inc.(1)	10.38	05/15/31	50,000	51,636
				236,207
AEROSPACE/DEFENSE – 8.4%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	30,000	30,927
ATI, Inc.	4.88	10/01/29	2,000	1,988
ATI, Inc.	5.13	10/01/31	20,000	19,938
ATI, Inc.	5.88	12/01/27	15,000	15,027
ATI, Inc.	7.25	08/15/30	25,000	26,055
Bombardier, Inc.(1)	6.75	06/15/33	30,000	31,319
Bombardier, Inc.(1)	7.00	06/01/32	35,000	36,578
Bombardier, Inc.(1)	7.25	07/01/31	35,000	36,870
Bombardier, Inc.(1)	7.45	05/01/34	24,000	26,456
Bombardier, Inc.(1)	7.50	02/01/29	30,000	31,185
Bombardier, Inc.(1)	8.75	11/15/30	30,000	31,889
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	35,000	34,903
Goat Holdco LLC(1)	6.75	02/01/32	35,000	35,894
Moog, Inc.(1)	5.50	10/15/34	20,000	20,068
TransDigm, Inc.	4.63	01/15/29	54,000	53,328
TransDigm, Inc.	4.88	05/01/29	30,000	29,671
TransDigm, Inc.(1)	6.00	01/15/33	65,000	65,678
TransDigm, Inc.(1)	6.13	07/31/34	75,000	75,176
TransDigm, Inc.(1)	6.25	01/31/34	20,000	20,465
TransDigm, Inc.(1)	6.38	03/01/29	120,000	122,545
TransDigm, Inc.(1)	6.38	05/31/33	115,000	115,969
TransDigm, Inc.(1)	6.63	03/01/32	100,000	102,894
TransDigm, Inc.(1)	6.75	08/15/28	90,000	91,328
TransDigm, Inc.(1)	6.75	01/31/34	90,000	92,522
TransDigm, Inc.(1)	6.88	12/15/30	65,000	67,043
TransDigm, Inc.(1)	7.13	12/01/31	45,000	46,688
				1,262,404
AIRLINES – 3.2%
Allegiant Travel Co.(1)	7.25	08/15/27	19,000	19,136
American Airlines, Inc.(1)	7.25	02/15/28	35,000	35,489
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	130,000	130,183
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	90,000	83,939
OneSky Flight LLC(1)	8.88	12/15/29	25,000	26,430
United Airlines Holdings, Inc.	4.88	03/01/29	45,000	44,440
United Airlines Holdings, Inc.	5.38	03/01/31	45,000	44,409
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	45,000	42,183
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	20,000	20,020
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	8.75	01/15/32	25,000	24,236
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	20,000	20,235
				490,700

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.7%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	$35,000	$36,312
New Flyer Holdings, Inc.(1)	9.25	07/01/30	25,000	26,992
PM General Purchaser LLC(1)	9.50	10/01/28	29,000	27,043
Wabash National Corp.(1)	4.50	10/15/28	20,000	17,676
				108,023
AUTO PARTS & EQUIPMENT – 0.9%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl(1)	6.13	04/15/31	35,000	35,329
Cyprium Corp./Cyprium Holdings Luxembourg Sarl(1)	6.38	04/15/34	35,000	35,043
Dexko Global, Inc.(1)	7.50	04/15/32	50,470	45,446
Titan International, Inc.	7.00	04/30/28	15,000	15,000
				130,818
BUILDING MATERIALS – 8.6%
Ameritex Holdco Intermediate LLC(1)	7.63	08/15/33	35,000	36,425
Boise Cascade Co.(1)	4.88	07/01/30	20,000	19,692
Builders FirstSource, Inc.(1)	4.25	02/01/32	58,000	53,866
Builders FirstSource, Inc.(1)	5.00	03/01/30	22,000	21,545
Builders FirstSource, Inc.(1)	6.38	06/15/32	31,000	31,241
Builders FirstSource, Inc.(1)	6.38	03/01/34	45,000	44,833
Builders FirstSource, Inc.(1)	6.75	05/15/35	35,000	35,389
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	35,000	22,662
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	12,000	2,243
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	20,000	12,819
CP Atlas Buyer, Inc.(1)	9.75	07/15/30	20,000	18,610
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	125,000	128,129
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	20,000	20,690
Griffon Corp.	5.75	03/01/28	43,000	42,924
James Hardie International Finance DAC(1)	5.00	01/15/28	15,000	14,965
JELD-WEN Holding, Inc.(1)	7.00	09/01/32	15,000	7,665
JELD-WEN, Inc.(1)	4.88	12/15/27	20,000	14,912
Knife River Corp.(1)	7.75	05/01/31	20,000	20,836
Masterbrand, Inc.(1)	7.00	07/15/32	30,000	29,861
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	30,000	29,672
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	23,000	21,237
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	27,000	26,788
Quikrete Holdings, Inc.(1)	6.38	03/01/32	175,000	177,871
Quikrete Holdings, Inc.(1)	6.75	03/01/33	65,000	65,954
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	47,000	46,995
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	50,000	52,382
Standard Building Solutions, Inc.(1)	5.88	03/15/34	30,000	29,278
Standard Building Solutions, Inc.(1)	6.25	08/01/33	50,000	50,024
Standard Building Solutions, Inc.(1)	6.50	08/15/32	45,000	45,480
Standard Industries, Inc./NY(1)	3.38	01/15/31	47,000	42,692
Standard Industries, Inc./NY(1)	4.38	07/15/30	70,000	66,874
Standard Industries, Inc./NY(1)	4.75	01/15/28	43,000	42,784
Wilsonart LLC(1)	11.00	08/15/32	20,000	15,481
				1,292,819

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.3%
Ashland, Inc.(1)	3.38	09/01/31	$22,000	$19,640
Ashland, Inc.	6.88	05/15/43	15,000	14,889
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	20,000	20,793
Axalta Coating Systems LLC(1)	3.38	02/15/29	32,000	30,491
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	20,000	19,922
Celanese US Holdings LLC	6.50	04/15/30	30,000	30,707
Celanese US Holdings LLC	6.75	04/15/33	50,000	51,533
Celanese US Holdings LLC	6.85	11/15/28	30,000	31,398
Celanese US Holdings LLC	7.00	02/15/31	25,000	26,030
Celanese US Holdings LLC	7.05	11/15/30	45,000	48,333
Celanese US Holdings LLC	7.17	07/15/27	27,000	27,740
Celanese US Holdings LLC	7.20	11/15/33	45,000	48,680
Celanese US Holdings LLC	7.33	07/15/29	30,000	31,488
Celanese US Holdings LLC	7.38	02/15/34	35,000	36,670
Celanese US Holdings LLC	7.38	07/15/32	45,000	47,721
Chemours Co.(1)	4.63	11/15/29	25,000	23,998
Chemours Co.(1)	5.75	11/15/28	27,000	26,958
Chemours Co.(1)	7.88	03/15/34	30,000	30,702
Chemours Co.(1)	8.00	01/15/33	30,000	30,938
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	25,000	25,002
Element Solutions, Inc.(1)	3.88	09/01/28	35,000	34,146
FMC Corp.	3.45	10/01/29	20,000	18,111
FMC Corp.	4.50	10/01/49	20,000	12,507
FMC Corp.	5.65	05/18/33	20,000	17,693
FMC Corp.	6.38	05/18/53	25,000	18,877
FMC Corp.	8.45	11/01/55	35,000	23,219
HB Fuller Co.	4.25	10/15/28	10,000	9,814
Herens Holdco Sarl(1)	4.75	05/15/28	15,000	13,352
Huntsman International LLC	2.95	06/15/31	15,000	12,818
Huntsman International LLC	4.50	05/01/29	35,000	33,541
Huntsman International LLC	5.70	10/15/34	15,000	14,089
INEOS Finance PLC(1)	6.75	05/15/28	20,000	20,103
INEOS Finance PLC(1)	7.50	04/15/29	30,000	29,653
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	15,000	14,569
Ingevity Corp.(1)	3.88	11/01/28	25,000	24,163
Innophos Holdings, Inc.(1)	11.50	06/15/29	20,000	18,511
Mativ Holdings, Inc.(1)	8.00	10/01/29	20,000	19,382
Methanex Corp.	5.13	10/15/27	30,000	30,032
Methanex Corp.	5.25	12/15/29	30,000	29,831
Methanex Corp.	5.65	12/01/44	10,000	9,159
Methanex US Operations, Inc.(1)	6.25	03/15/32	30,000	30,890
Minerals Technologies, Inc.(1)	5.00	07/01/28	15,000	14,921
NOVA Chemicals Corp.(1)	4.25	05/15/29	26,000	25,348
NOVA Chemicals Corp.(1)	5.25	06/01/27	43,000	43,010
NOVA Chemicals Corp.(1)	7.00	12/01/31	15,000	15,901
NOVA Chemicals Corp.(1)	9.00	02/15/30	30,000	31,677
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	15,000	13,809
Olin Corp.	5.00	02/01/30	20,000	19,397

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.3% (Continued)
Olin Corp.	5.63	08/01/29	$27,000	$26,836
Olin Corp.(1)	6.63	04/01/33	30,000	29,757
Olympus Water US Holding Corp.(1)	4.25	10/01/28	35,000	34,069
Olympus Water US Holding Corp.(1)	6.25	10/01/29	15,000	14,672
Olympus Water US Holding Corp.(1)	6.75	08/01/32	50,000	48,503
Olympus Water US Holding Corp.(1)	7.25	06/15/31	35,000	35,235
Olympus Water US Holding Corp.(1)	7.25	02/15/33	70,000	68,483
Perimeter Holdings LLC(1)	6.25	01/15/34	25,000	24,896
Rain Carbon, Inc.(1)	12.25	09/01/29	20,000	21,067
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	47,000	46,575
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	30,000	29,799
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	30,000	29,585
Solstice Advanced Materials, Inc.(1)	5.63	09/30/33	45,000	44,780
Tronox, Inc.(1)	4.63	03/15/29	42,000	35,184
Tronox, Inc.(1)	9.13	09/30/30	20,000	20,340
WR Grace Holdings LLC(1)	5.63	08/15/29	53,000	50,614
WR Grace Holdings LLC(1)	6.63	08/15/32	35,000	34,764
WR Grace Holdings LLC(1)	7.00	08/01/33	20,000	19,878
WR Grace Holdings LLC(1)	7.38	03/01/31	15,000	15,167
				1,852,360
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	20,000	20,924
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	20,000	18,154
SunCoke Energy, Inc.(1)	4.88	06/30/29	19,000	17,532
				56,610
COMMERCIAL SERVICES – 14.9%
ADT Security Corp.(1)	4.13	08/01/29	46,000	44,267
ADT Security Corp.(1)	4.88	07/15/32	30,000	28,589
ADT Security Corp.(1)	5.88	10/15/33	45,000	44,375
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	60,000	62,011
Allied Universal Holdco LLC(1)	7.88	02/15/31	100,000	104,964
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	45,000	44,689
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	45,000	46,330
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	54,000	53,266
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	35,000	34,504
Alta Equipment Group, Inc.(1)	9.00	06/01/29	20,000	19,091
APi Group DE, Inc.(1)	4.13	07/15/29	20,000	19,506
APi Group DE, Inc.(1)	4.75	10/15/29	9,000	8,861
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	25,000	24,422
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	27,000	26,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	14,000	14,046
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	12,000	12,033
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	20,000	20,202
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	30,000	30,820
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	25,000	25,149
Brink’s Co.(1)	4.63	10/15/27	21,000	20,914

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.9% (Continued)
Brink’s Co.(1)	6.50	06/15/29	$20,000	$20,478
Brink’s Co.(1)	6.75	06/15/32	20,000	20,534
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	40,000	38,663
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	40,000	36,316
CompoSecure Holdings LLC(1)	5.63	02/01/33	40,000	39,229
CoreCivic, Inc.	8.25	04/15/29	20,000	20,847
EquipmentShare.com, Inc.(1)	8.00	03/15/33	20,000	20,989
EquipmentShare.com, Inc.(1)	8.63	05/15/32	25,000	26,545
EquipmentShare.com, Inc.(1)	9.00	05/15/28	45,000	46,710
Garda World Security Corp.(1)	6.00	06/01/29	20,000	19,614
Garda World Security Corp.(1)	6.50	01/15/31	30,000	30,664
Garda World Security Corp.(1)	7.75	02/15/28	15,000	15,282
Garda World Security Corp.(1)	8.25	08/01/32	25,000	25,602
Garda World Security Corp.(1)	8.38	11/15/32	45,000	46,465
GEO Group, Inc.	8.63	04/15/29	30,000	31,230
GEO Group, Inc.	10.25	04/15/31	30,000	32,213
Graham Holdings Co.(1)	5.63	12/01/33	20,000	19,846
Grand Canyon University	5.13	10/01/28	20,000	19,866
Herc Holdings, Inc.(1)	5.75	03/15/31	25,000	25,075
Herc Holdings, Inc.(1)	6.00	03/15/34	30,000	29,778
Herc Holdings, Inc.(1)	6.63	06/15/29	35,000	35,882
Herc Holdings, Inc.(1)	7.00	06/15/30	75,000	78,073
Herc Holdings, Inc.(1)	7.25	06/15/33	45,000	47,152
Hertz Corp.(1)	5.00	12/01/29	45,000	22,154
Hertz Corp.(1)	12.63	07/15/29	55,000	51,886
Korn Ferry(1)	4.63	12/15/27	15,000	14,915
NESCO Holdings II, Inc.(1)	5.50	04/15/29	41,000	40,828
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	46,000	45,132
Signal Parent, Inc.(1)	6.13	04/01/29	10,000	3,962
Sotheby’s(1)	8.25	04/15/31	30,000	29,169
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	20,000	19,088
Synergy Infrastructure Holdings LLC(1)	7.88	12/01/30	25,000	26,310
TriNet Group, Inc.(1)	3.50	03/01/29	23,000	21,396
TriNet Group, Inc.(1)	7.13	08/15/31	15,000	14,908
United Rentals North America, Inc.	3.75	01/15/32	34,000	31,592
United Rentals North America, Inc.	3.88	11/15/27	30,000	29,620
United Rentals North America, Inc.	3.88	02/15/31	47,000	44,539
United Rentals North America, Inc.	4.00	07/15/30	33,000	31,660
United Rentals North America, Inc.	4.88	01/15/28	70,000	69,918
United Rentals North America, Inc.	5.25	01/15/30	35,000	35,096
United Rentals North America, Inc.(1)	5.38	11/15/33	67,000	66,309
United Rentals North America, Inc.(1)	6.13	03/15/34	50,000	51,441
Valvoline, Inc.(1)	3.63	06/15/31	22,000	20,055
Veritiv Operating Co.(1)	10.50	11/30/30	45,000	47,476
VM Consolidated, Inc.(1)	5.50	04/15/29	15,000	14,717
VT Topco, Inc.(1)	8.50	08/15/30	20,000	20,494
Williams Scotsman, Inc.(1)	4.63	08/15/28	20,000	19,814

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.9% (Continued)
Williams Scotsman, Inc.(1)	6.63	06/15/29	$25,000	$25,680
Williams Scotsman, Inc.(1)	6.63	04/15/30	20,000	20,613
Williams Scotsman, Inc.(1)	7.38	10/01/31	20,000	20,842
				2,250,956
COMPUTERS – 1.5%
Amentum Holdings, Inc.(1)	7.25	08/01/32	45,000	46,607
CACI International, Inc.(1)	6.38	06/15/33	65,000	66,541
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	24,000	17,311
Crane NXT Co.	4.20	03/15/48	15,000	9,805
Everforth, Inc.(1)	4.63	05/15/28	24,000	22,456
KBR, Inc.(1)	4.75	09/30/28	10,000	9,845
Pitney Bowes, Inc.(1)	7.25	03/15/29	20,000	20,163
Science Applications International Corp.(1)	4.88	04/01/28	20,000	19,878
Science Applications International Corp.(1)	5.88	11/01/33	20,000	19,748
				232,354
DISTRIBUTION/WHOLESALE – 1.5%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	20,000	19,101
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	28,000	27,676
Gates Corp./DE(1)	6.88	07/01/29	20,000	20,600
RB Global Holdings, Inc.(1)	6.75	03/15/28	25,000	25,370
RB Global Holdings, Inc.(1)	7.75	03/15/31	35,000	36,383
Resideo Funding, Inc.(1)	4.00	09/01/29	10,000	9,545
Resideo Funding, Inc.(1)	6.50	07/15/32	30,000	30,313
S&S Holdings LLC(1)	8.38	10/01/31	25,000	23,023
Windsor Holdings III LLC(1)	8.50	06/15/30	35,000	36,580
				228,591
ELECTRIC – 0.6%
VoltaGrid LLC(1)	7.38	11/01/30	90,000	93,455

ELECTRICAL COMPONENTS & EQUIPMENT – 1.7%
EnerSys(1)	4.38	12/15/27	10,000	9,878
EnerSys(1)	6.63	01/15/32	10,000	10,303
WESCO Distribution, Inc.(1)	5.25	04/15/31	30,000	30,056
WESCO Distribution, Inc.(1)	5.50	04/15/34	35,000	34,997
WESCO Distribution, Inc.(1)	6.38	03/15/29	40,000	40,837
WESCO Distribution, Inc.(1)	6.38	03/15/33	35,000	36,178
WESCO Distribution, Inc.(1)	6.63	03/15/32	40,000	41,477
WESCO Distribution, Inc.(1)	7.25	06/15/28	55,000	55,168
				258,894
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	18,000	17,186
Ingram Micro, Inc.(1)	4.75	05/15/29	85,000	83,593
				100,779

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 2.7%
AECOM(1)	6.00	08/01/33	$50,000	$50,446
Arcosa, Inc.(1)	4.38	04/15/29	20,000	19,543
Arcosa, Inc.(1)	6.88	08/15/32	25,000	25,986
Artera Services LLC(1)	8.50	02/15/31	25,000	21,546
Brand Industrial Services, Inc.(1)	10.38	08/01/30	65,000	59,921
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	20,000	20,340
Dycom Industries, Inc.(1)	4.50	04/15/29	20,000	19,587
Fluor Corp.	4.25	09/15/28	20,000	19,796
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	10,000	9,991
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	19,000	20,122
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	12,000	12,064
TopBuild Corp.(1)	3.63	03/15/29	15,000	14,920
TopBuild Corp.(1)	4.13	02/15/32	20,000	20,013
TopBuild Corp.(1)	5.63	01/31/34	35,000	35,475
Tutor Perini Corp.(1)	11.88	04/30/29	20,000	21,821
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	20,000	19,586
Weekley Homes LLC/Weekley Finance Corp.(1)	6.75	01/15/34	20,000	19,795
				410,952
ENVIRONMENTAL CONTROL – 2.8%
Clean Harbors, Inc.(1)	5.13	07/15/29	10,000	9,932
Clean Harbors, Inc.(1)	5.75	10/15/33	35,000	35,354
Clean Harbors, Inc.(1)	6.38	02/01/31	20,000	20,370
Enviri Corp.(1)	5.75	07/31/27	20,000	19,982
GFL Environmental Holdings US, Inc.(1)	5.50	02/01/34	45,000	44,322
GFL Environmental, Inc.(1)	4.00	08/01/28	35,000	34,229
GFL Environmental, Inc.(1)	4.38	08/15/29	27,000	26,432
GFL Environmental, Inc.(1)	4.75	06/15/29	33,000	32,633
GFL Environmental, Inc.(1)	6.75	01/15/31	40,000	41,522
Madison IAQ LLC(1)	4.13	06/30/28	30,000	29,605
Madison IAQ LLC(1)	5.88	06/30/29	46,000	45,913
Reworld Holding Corp.(1)	4.88	12/01/29	35,000	33,633
Waste Pro USA, Inc.(1)	7.00	02/01/33	35,000	35,742
Wrangler Holdco Corp.(1)	6.63	04/01/32	20,000	20,648
				430,317
FOOD SERVICE – 0.9%
Aramark Services, Inc.(1)	5.00	02/01/28	51,000	50,924
TKC Holdings, Inc.(1)	8.50	08/15/30	50,000	51,213
TKC Holdings, Inc.(1)	12.00	02/15/31	30,000	31,285
				133,422
FOREST PRODUCTS & PAPER – 0.3%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	10,000	9,842
Domtar Corp.(1)	6.75	10/01/28	25,000	19,831
Mercer International, Inc.	5.13	02/01/29	35,000	14,032
Mercer International, Inc.(1)	12.88	10/01/28	20,000	9,975
				53,680

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOLDING COMPANIES-DIVERS – 0.6%
Clue Opco LLC(1)	9.50	10/15/31	$30,000	$30,732
Stena International SA(1)	7.25	01/15/31	35,000	35,610
Stena International SA(1)	7.63	02/15/31	20,000	20,553
				86,895
HOME BUILDERS – 4.4%
Adams Homes, Inc.(1)	9.25	10/15/28	15,000	15,569
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	16,000	15,327
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	14,292
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	20,000	19,647
Beazer Homes USA, Inc.	5.88	10/15/27	15,000	14,992
Beazer Homes USA, Inc.	7.25	10/15/29	19,000	19,262
Beazer Homes USA, Inc.(1)	7.50	03/15/31	10,000	9,971
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	20,000	18,765
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	15,000	14,460
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	30,000	30,032
Century Communities, Inc.(1)	3.88	08/15/29	25,000	23,695
Century Communities, Inc.(1)	6.63	09/15/33	15,000	14,940
Dream Finders Homes, Inc.(1)	6.88	09/15/30	10,000	9,815
Dream Finders Homes, Inc.(1)	8.25	08/15/28	20,000	20,514
Empire Communities Corp.(1)	9.75	05/01/29	20,000	20,410
Installed Building Products, Inc.(1)	5.63	02/01/34	20,000	19,951
K Hovnanian Enterprises, Inc.(1)	8.00	04/01/31	20,000	20,185
K Hovnanian Enterprises, Inc.(1)	8.38	10/01/33	20,000	20,112
KB Home	4.00	06/15/31	13,000	12,050
KB Home	4.80	11/15/29	20,000	19,738
KB Home	6.88	06/15/27	14,000	14,150
KB Home	7.25	07/15/30	12,000	12,268
LGI Homes, Inc.(1)	4.00	07/15/29	7,000	6,356
LGI Homes, Inc.(1)	7.00	11/15/32	20,000	19,198
LGI Homes, Inc.(1)	8.75	12/15/28	20,000	20,606
M/I Homes, Inc.	3.95	02/15/30	10,000	9,514
M/I Homes, Inc.	4.95	02/01/28	20,000	19,971
Mattamy Group Corp.(1)	4.63	03/01/30	27,000	25,852
Mattamy Group Corp.(1)	6.00	12/15/33	20,000	19,222
Risewell Homes, Inc.(1)	8.50	11/01/30	15,000	15,345
Risewell Homes, Inc.(1)	9.25	10/01/29	20,000	20,777
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	21,000	20,768
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	10,000	9,694
STL Holding Co. LLC(1)	8.75	02/15/29	10,000	10,383
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	28,000	27,906
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	13,000	13,128
Taylor Morrison Communities, Inc.(1)	5.75	11/15/32	25,000	25,291
Tri Pointe Homes, Inc.	5.25	06/01/27	10,000	9,992
Tri Pointe Homes, Inc.	5.70	06/15/28	15,000	15,161
				669,309

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 0.2%
FXI Holdings, Inc.(1)	11.00	11/15/30	$26,240	$22,102
FXI Holdings, Inc.(1)	14.00	11/15/29	23,520	10,819
				32,921
INTERNET – 0.1%
ZipRecruiter, Inc.(1)	5.00	01/15/30	25,000	16,374

IRON/STEEL – 4.6%
Algoma Steel, Inc.(1)	9.13	04/15/29	15,000	13,942
Carpenter Technology Corp.(1)	5.63	03/01/34	30,000	30,056
Champion Iron Canada, Inc.(1)	7.88	07/15/32	20,000	20,976
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	15,000	14,502
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	15,000	13,835
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	35,000	34,498
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	40,000	40,791
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	60,000	60,038
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	40,000	40,455
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	35,000	35,765
Cleveland-Cliffs, Inc.(1)	7.63	01/15/34	50,000	50,544
Commercial Metals Co.	3.88	02/15/31	10,000	9,301
Commercial Metals Co.	4.13	01/15/30	14,000	13,452
Commercial Metals Co.	4.38	03/15/32	20,000	18,841
Commercial Metals Co.(1)	5.75	11/15/33	40,000	40,090
Commercial Metals Co.(1)	6.00	12/15/35	45,000	44,977
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	30,000	32,078
Mineral Resources Ltd.(1)	6.00	05/01/32	30,000	29,794
Mineral Resources Ltd.(1)	6.25	05/01/34	30,000	29,650
Mineral Resources Ltd.(1)	7.00	04/01/31	30,000	31,166
Mineral Resources Ltd.(1)	8.50	05/01/30	22,000	22,681
Mineral Resources Ltd.(1)	9.25	10/01/28	34,000	35,319
United States Steel Corp.	6.65	06/01/37	15,000	15,551
United States Steel Corp.	6.88	03/01/29	16,000	16,032
				694,334
LEISURE TIME – 0.2%
Patrick Industries, Inc.(1)	4.75	05/01/29	15,000	14,799
Patrick Industries, Inc.(1)	6.38	11/01/32	20,000	20,171
				34,970
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	06/30/28	15,000	14,816
BWX Technologies, Inc.(1)	4.13	04/15/29	20,000	19,499
Manitowoc Co., Inc.(1)	9.25	10/01/31	10,000	10,704
Terex Corp.(1)	5.00	05/15/29	25,000	24,875
Terex Corp.(1)	6.25	10/15/32	35,000	35,603
				105,497

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 2.1%
ATS Corp.(1)	4.13	12/15/28	$15,000	$14,656
Chart Industries, Inc.(1)	7.50	01/01/30	63,000	65,481
Chart Industries, Inc.(1)	9.50	01/01/31	22,000	23,140
Columbus McKinnon Corp./NY(1)	7.13	02/01/33	40,000	40,250
Esab Corp.(1)	5.63	04/01/31	45,000	45,527
Esab Corp.(1)	6.25	04/15/29	30,000	30,434
GrafTech Finance, Inc.(1)	4.63	12/23/29	20,000	12,783
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	20,000	15,050
Lsf12 Helix Parent LLC(1)	7.13	02/01/33	20,000	19,573
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	20,000	20,898
Mueller Water Products, Inc.(1)	4.00	06/15/29	18,000	17,448
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	15,000	15,013
				320,253
METAL FABRICATE/HARDWARE – 0.6%
Advanced Drainage Systems, Inc.(1)	5.38	03/01/34	20,000	19,767
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	20,000	20,303
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	15,000	15,625
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	20,000	19,581
TMS International Corp./DE(1)	6.25	04/15/29	17,000	16,681
				91,957
MINING – 5.2%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	20,000	19,451
Alcoa Nederland Holding BV(1)	7.13	03/15/31	35,000	36,041
Alumina Pty Ltd.(1)	6.13	03/15/30	20,000	20,457
Alumina Pty Ltd.(1)	6.38	09/15/32	20,000	20,577
Arsenal AIC Parent LLC(1)	8.00	10/01/30	30,000	31,401
Arsenal AIC Parent LLC(1)	11.50	10/01/31	20,000	21,661
Century Aluminum Co.(1)	6.88	08/01/32	20,000	20,729
Coeur Mining, Inc.(1)	5.13	02/15/29	13,000	12,991
Coeur Mining, Inc.(1)	6.88	04/01/32	15,000	15,470
Compass Minerals International, Inc.(1)	8.00	07/01/30	30,000	31,335
Constellium SE(1)	3.75	04/15/29	20,000	19,301
Constellium SE(1)	5.63	06/15/28	10,000	9,996
Constellium SE(1)	6.38	08/15/32	20,000	20,525
Eldorado Gold Corp.(1)	6.25	09/01/29	18,000	17,975
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	43,000	41,127
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	25,000	24,828
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	18,000	18,382
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	35,000	36,212
Hudbay Minerals, Inc.(1)	6.13	04/01/29	25,000	25,115
IAMGOLD Corp.(1)	5.75	10/15/28	18,000	17,901
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	15,000	15,569
Kaiser Aluminum Corp.(1)	4.50	06/01/31	26,000	24,960
Kaiser Aluminum Corp.(1)	5.88	03/01/34	20,000	20,056
Novelis Corp.(1)	3.88	08/15/31	32,000	29,113
Novelis Corp.(1)	4.75	01/30/30	68,000	65,192
Novelis Corp.(1)	6.38	08/15/33	35,000	35,172

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.2% (Continued)
Novelis Corp.(1)	6.88	01/30/30	$35,000	$35,906
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	15,000	15,483
PLS Group Ltd.(1)	6.88	05/01/31	25,000	25,606
Skeena Resources Ltd.(1)	8.50	04/01/31	30,000	31,430
Taseko Mines Ltd.(1)	8.25	05/01/30	20,000	20,962
				780,924
MISCELLANEOUS MANUFACTURER – 1.9%
Amsted Industries, Inc.(1)	4.63	05/15/30	15,000	14,553
Amsted Industries, Inc.(1)	6.38	03/15/33	25,000	25,452
Avient Corp.(1)	6.25	11/01/31	30,000	30,454
Avient Corp.(1)	7.13	08/01/30	30,000	30,576
Axon Enterprise, Inc.(1)	6.13	03/15/30	40,000	41,001
Axon Enterprise, Inc.(1)	6.25	03/15/33	35,000	35,937
Calderys Financing LLC(1)	11.25	06/01/28	25,000	25,757
Enpro, Inc.(1)	6.13	06/01/33	20,000	20,432
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	15,017
Maxam Prill Sarl(1)	7.75	07/15/30	20,000	20,757
Trinity Industries, Inc.(1)	7.75	07/15/28	25,000	25,677
				285,613
OFFICE FURNISHINGS – 0.1%
HNI Corp.(1)	5.13	01/18/29	13,000	12,849

OIL & GAS – 0.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	15,000	15,458
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	02/15/31	25,000	26,510
				41,968
OIL & GAS SERVICES – 0.1%
CHC Group LLC(1)	11.75	09/01/30	25,000	22,716

PACKAGING & CONTAINERS – 7.7%
Ardagh Group SA(1)	9.50	12/01/30	70,000	74,292
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	25,000	23,923
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	45,000	42,148
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.25	01/30/31	30,000	30,225
Ball Corp.	2.88	08/15/30	55,000	50,054
Ball Corp.	3.13	09/15/31	35,000	31,759
Ball Corp.	5.50	09/15/33	35,000	35,113
Ball Corp.	6.00	06/15/29	45,000	45,837
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	15,000	14,747
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	20,000	20,211
Clearwater Paper Corp.(1)	4.75	08/15/28	10,000	8,810
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	20,000	19,701
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	60,000	56,499
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	20,000	19,579
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	51,000	46,303
Crown Americas LLC	5.25	04/01/30	14,000	14,063
Crown Americas LLC	5.88	06/01/33	35,000	35,279

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 7.7% (Continued)
Graphic Packaging International LLC(1)	3.50	03/15/28	$10,000	$9,680
Graphic Packaging International LLC(1)	3.50	03/01/29	20,000	18,992
Graphic Packaging International LLC(1)	3.75	02/01/30	20,000	18,695
Graphic Packaging International LLC(1)	4.75	07/15/27	12,000	11,907
Graphic Packaging International LLC(1)	6.38	07/15/32	20,000	19,986
Iris Holding, Inc.(1)	10.00	12/15/28	20,000	17,000
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/30	115,000	116,366
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/30	55,000	52,456
OI European Group BV(1)	4.75	02/15/30	5,000	4,646
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	25,000	25,111
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	45,000	43,061
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	10,000	9,461
Sealed Air Corp.(1)	6.88	07/15/33	20,000	19,509
Silgan Holdings, Inc.	4.13	02/01/28	25,000	24,609
Sword Purchaser LLC(1)	8.25	04/15/33	80,000	81,920
Sword Purchaser LLC(1)	10.50	04/15/34	20,000	20,365
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	30,000	30,127
TriMas Corp.(1)	4.13	04/15/29	18,000	17,385
Trivium Packaging Finance BV(1)	8.25	07/15/30	24,000	25,039
Trivium Packaging Finance BV(1)	12.25	01/15/31	25,000	27,276
				1,162,134
REAL ESTATE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	35,000	34,064

RETAIL – 2.7%
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	12,000	11,662
LBM Acquisition LLC(1)	6.25	01/15/29	30,000	20,818
LBM Acquisition LLC(1)	9.50	06/15/31	40,000	35,049
Park River Holdings, Inc.(1)	8.00	03/15/31	30,000	30,195
Park River Holdings, Inc.(1)	8.75	12/31/30	27,458	25,992
QXO Building Products, Inc.(1)	6.75	04/30/32	100,000	102,068
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	20,000	17,671
Staples, Inc.(1)	10.75	09/01/29	110,000	105,227
Staples, Inc.(1)	12.75	01/15/30	35,000	26,494
White Cap Supply Holdings LLC(1)	7.38	11/15/30	30,000	30,357
				405,533
TRANSPORTATION – 2.1%
Beacon Mobility Corp.(1)	7.25	08/01/30	25,000	26,050
Carriage Purchaser, Inc.(1)	7.88	10/15/29	12,000	11,669
Danaos Corp.(1)	6.88	10/15/32	20,000	20,558
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	30,000	28,727
GB AIT Buyer, Inc.(1)	8.75	04/30/34	20,000	20,143
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	30,000	30,742
Rand Parent LLC(1)	8.50	02/15/30	35,000	36,454
RXO, Inc.(1)	6.38	05/15/31	20,000	19,855
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	20,000	20,941
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	40,000	41,600
XPO CNW, Inc.	6.70	05/01/34	10,000	10,532

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 2.1% (Continued)
XPO, Inc.(1)	7.13	06/01/31	$20,000	$20,719
XPO, Inc.(1)	7.13	02/01/32	25,000	26,089
				314,079
TOTAL CORPORATE BONDS (Cost – $14,885,744)				14,735,731

SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
JP Morgan Chase, New York	2.98	05/01/26	401,360	401,360
TOTAL SHORT-TERM INVESTMENTS (Cost – $401,360)				401,360

TOTAL INVESTMENTS – 100.2% (Cost – $15,287,104)				$15,137,091
OTHER ASSETS LESS LIABILITIES – (0.2)%				(31,015)
NET ASSETS – 100.0%				$15,106,076

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $12,883,641 and represents 85.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	24	$534
TOTAL COMMON STOCKS (Cost – $298)		534

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.6%
ADVERTISING – 3.0%
Advantage Sales & Marketing, Inc.(1)	9.00	11/15/30	$29,677	23,745
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	60,000	62,418
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	50,000	50,122
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	50,000	52,558
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	49,000	49,384
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	50,000	52,092
CMG Media Corp.(1)	8.88	06/18/29	32,000	28,543
Lamar Media Corp.	3.63	01/15/31	32,000	30,048
Lamar Media Corp.	3.75	02/15/28	30,000	29,436
Lamar Media Corp.	4.00	02/15/30	30,000	28,784
Lamar Media Corp.	4.88	01/15/29	25,000	24,857
Lamar Media Corp.(1)	5.38	11/01/33	20,000	19,806
Stagwell Global LLC(1)	5.63	08/15/29	62,000	59,017
				510,810
AUTO PARTS & EQUIPMENT – 0.6%
Qnity Electronics, Inc.(1)	5.75	08/15/32	55,000	55,598
Qnity Electronics, Inc.(1)	6.25	08/15/33	40,000	40,975
				96,573
COMMERCIAL SERVICES – 1.4%
Cimpress PLC(1)	7.38	09/15/32	30,000	30,418
Deluxe Corp.(1)	8.00	06/01/29	25,000	25,304
Deluxe Corp.(1)	8.13	09/15/29	25,000	26,102
ION Platform Finance US, Inc.(1)	7.88	09/30/32	75,000	58,378
OT Midco, Inc.(1)	10.00	02/15/30	35,000	13,738
RR Donnelley & Sons Co.(1)	9.50	08/01/29	55,000	56,816
RR Donnelley & Sons Co.(1)	10.88	08/01/29	28,000	28,802
				239,558
COMPUTERS – 2.7%
Ahead DB Holdings LLC(1)	6.63	05/01/28	22,000	21,846
Crowdstrike Holdings, Inc.	3.00	02/15/29	40,000	38,138
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	40,000	40,449
Insight Enterprises, Inc.(1)	6.63	05/15/32	25,000	24,811
McAfee Corp.(1)	7.38	02/15/30	93,000	75,453
NCR Voyix Corp.(1)	5.00	10/01/28	35,000	34,297
NCR Voyix Corp.(1)	5.13	04/15/29	22,000	21,376
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	20,000	19,495
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	20,000	20,394
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	25,000	25,561
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	29,000	30,326
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	25,000	26,204

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 2.7% (Continued)
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	$32,800	$36,499
Unisys Corp.(1)	10.63	01/15/31	40,000	34,810
Virtusa Corp.(1)	7.13	12/15/28	22,000	18,371
				468,030
ELECTRONICS – 1.4%
Coherent Corp.(1)	5.00	12/15/29	52,000	51,475
Sensata Technologies BV(1)	4.00	04/15/29	38,000	36,997
Sensata Technologies BV(1)	5.88	09/01/30	30,000	30,252
Sensata Technologies, Inc.(1)	3.75	02/15/31	40,000	37,180
Sensata Technologies, Inc.(1)	4.38	02/15/30	25,000	24,256
Sensata Technologies, Inc.(1)	6.63	07/15/32	25,000	25,814
TTM Technologies, Inc.(1)	4.00	03/01/29	30,000	29,042
				235,016
ENGINEERING & CONSTRUCTION – 0.4%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	25,000	25,632
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	50,000	51,518
				77,150
ENTERTAINMENT – 2.6%
Banijay Entertainment SAS(1)	8.13	05/01/29	25,000	25,821
Discovery Global Holdings, Inc.	4.05	03/15/29	75,000	73,037
Discovery Global Holdings, Inc.	4.28	03/15/32	15,000	12,197
Discovery Global Holdings, Inc.	4.28	03/15/32	145,000	131,512
Discovery Global Holdings, Inc.	5.05	03/15/42	225,000	161,107
Discovery Global Holdings, Inc.	5.14	03/15/52	55,000	36,231
				439,905
INTERNET – 5.6%
ANGI Group LLC(1)	3.88	08/15/28	25,000	22,896
Arches Buyer, Inc.(1)	4.25	06/01/28	50,000	48,968
Arches Buyer, Inc.(1)	6.13	12/01/28	30,000	29,192
Cars.com, Inc.(1)	6.38	11/01/28	25,000	24,593
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	35,000	32,501
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	15,000	14,922
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	25,000	24,897
Gen Digital, Inc.(1)	6.25	04/01/33	50,000	48,754
Gen Digital, Inc.(1)	6.75	09/30/27	50,000	50,241
Gen Digital, Inc.(1)	7.13	09/30/30	35,000	35,523
Getty Images, Inc.(1)	10.50	11/15/30	35,000	31,056
Getty Images, Inc.(1)	11.25	02/21/30	30,000	26,822
Getty Images, Inc.(1)	14.00	03/01/28	15,000	13,988
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	40,000	37,405
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	35,000	34,974
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	4.63	05/01/28	20,000	18,453
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.00	05/01/28	20,000	18,491
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.75	05/15/28	25,000	23,408
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	8.75	05/01/29	40,000	36,848
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.00	08/01/29	30,000	27,742

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 5.6% (Continued)
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.50	05/30/29	$40,000	$37,437
Match Group Holdings II LLC(1)	3.63	10/01/31	27,000	24,217
Match Group Holdings II LLC(1)	4.13	08/01/30	25,000	23,495
Match Group Holdings II LLC(1)	4.63	06/01/28	27,000	26,671
Match Group Holdings II LLC(1)	5.00	12/15/27	25,000	24,935
Match Group Holdings II LLC(1)	5.63	02/15/29	20,000	20,072
Match Group Holdings II LLC(1)	6.13	09/15/33	40,000	39,560
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	19,250	15,111
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	25,000	9,375
Snap, Inc.(1)	6.88	03/01/33	80,000	77,935
Snap, Inc.(1)	6.88	03/15/34	30,000	29,062
Ziff Davis, Inc.(1)	4.63	10/15/30	25,000	23,646
				953,190
MEDIA – 36.6%
AMC Global Media, Inc.	4.25	02/15/29	15,000	13,209
AMC Global Media, Inc.(1)	10.50	07/15/32	73,000	75,302
Block Communications, Inc.(1)	10.25	03/01/31	25,000	23,167
Cable One, Inc.(1)	4.00	11/15/30	30,000	20,943
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	160,000	145,430
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	113,000	94,901
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	147,000	137,194
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	164,000	144,118
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	97,000	83,431
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	170,000	161,236
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	60,000	53,769
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	142,000	140,409
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	61,000	60,962
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	76,000	74,812
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	85,000	85,198
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.00	02/01/33	90,000	88,787
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	60,000	60,773
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	02/01/36	70,000	68,690
CSC Holdings LLC(1)	3.38	02/15/31	58,000	33,758
CSC Holdings LLC(1)	4.13	12/01/30	62,000	36,959
CSC Holdings LLC(1)	4.50	11/15/31	85,000	49,643
CSC Holdings LLC(1)	5.38	02/01/28	49,000	36,622
CSC Holdings LLC(1)	6.50	02/01/29	95,000	59,226
CSC Holdings LLC(1)	11.25	05/15/28	58,000	47,232
CSC Holdings LLC(1)	11.75	01/31/29	105,000	75,255
Directv Financing LLC(1)	8.88	02/01/30	90,000	91,775
Directv Financing LLC(1)	8.88	02/01/30	40,000	40,695
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	88,000	88,120
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	115,000	119,743
Discovery Communications LLC	3.63	05/15/30	50,000	47,067
Discovery Communications LLC	3.95	03/20/28	70,000	68,906
Discovery Communications LLC	4.13	05/15/29	35,000	34,149
Discovery Communications LLC	5.00	09/20/37	25,000	19,125
Discovery Communications LLC	6.35	06/01/40	25,000	19,877

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 36.6% (Continued)
DISH DBS Corp.	5.13	06/01/29	$85,000	$78,333
DISH DBS Corp.(1)	5.75	12/01/28	135,000	132,739
DISH DBS Corp.	7.38	07/01/28	55,000	53,757
DISH Network Corp.(1)	11.75	11/15/27	190,000	196,269
Dotdash Meredith, Inc.(1)	7.63	06/15/32	25,000	23,488
EchoStar Corp.	10.75	11/30/29	300,000	325,915
EW Scripps Co.(1)	9.88	08/15/30	40,000	40,143
Gray Media, Inc.(1)	4.75	10/15/30	42,000	33,657
Gray Media, Inc.(1)	5.38	11/15/31	67,000	52,391
Gray Media, Inc.(1)	7.25	08/15/33	45,000	45,844
Gray Media, Inc.(1)	9.63	07/15/32	65,000	66,130
Gray Media, Inc.(1)	10.50	07/15/29	58,000	61,604
iHeartCommunications, Inc.(1)	4.75	01/15/28	15,000	14,362
iHeartCommunications, Inc.(1)	7.75	08/15/30	38,360	36,954
iHeartCommunications, Inc.(1)	9.13	05/01/29	33,000	33,082
iHeartCommunications, Inc.(1)	10.88	05/01/30	38,400	36,601
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	45,000	29,208
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	65,000	44,340
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	45,000	44,690
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	35,000	36,186
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	35,000	35,041
Midcontinent Communications(1)	8.00	08/15/32	35,000	32,971
Nexstar Media, Inc.(1)	4.75	11/01/28	55,000	54,222
Nexstar Media, Inc.(1)	6.50	09/15/33	190,000	191,585
Nexstar Media, Inc.(1)	7.25	04/15/34	90,000	90,640
Paramount Global	3.38	02/15/28	30,000	29,126
Paramount Global	3.70	06/01/28	30,000	29,057
Paramount Global	4.20	06/01/29	30,000	28,908
Paramount Global	4.20	05/19/32	55,000	48,082
Paramount Global	4.38	03/15/43	80,000	51,054
Paramount Global	4.60	01/15/45	35,000	21,893
Paramount Global	4.85	07/01/42	30,000	20,209
Paramount Global	4.90	08/15/44	30,000	19,691
Paramount Global	4.95	01/15/31	60,000	56,617
Paramount Global	4.95	05/19/50	55,000	34,579
Paramount Global	5.25	04/01/44	25,000	16,940
Paramount Global	5.50	05/15/33	25,000	22,667
Paramount Global	5.85	09/01/43	70,000	51,428
Paramount Global	6.88	04/30/36	60,000	55,850
Paramount Global	7.88	07/30/30	45,000	47,900
Scripps Escrow II, Inc.(1)	3.88	01/15/29	30,000	28,447
Scripps Escrow II, Inc.(1)	5.38	01/15/31	20,000	15,477
Sinclair Television Group, Inc.(1)	5.50	03/01/30	25,000	22,125
Sinclair Television Group, Inc.(1)	8.13	02/15/33	80,000	82,897
Sinclair Television Group, Inc.(1)	9.75	02/15/33	25,000	27,687
Sirius XM Radio LLC(1)	3.88	09/01/31	85,000	76,994
Sirius XM Radio LLC(1)	4.00	07/15/28	105,000	102,024
Sirius XM Radio LLC(1)	4.13	07/01/30	85,000	79,138

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 36.6% (Continued)
Sirius XM Radio LLC(1)	5.00	08/01/27	$63,000	$62,848
Sirius XM Radio LLC(1)	5.50	07/01/29	72,000	71,517
Sirius XM Radio LLC(1)	5.88	04/15/32	70,000	68,872
Sunrise FinCo I BV(1)	4.88	07/15/31	66,000	63,455
Univision Communications, Inc.(1)	4.50	05/01/29	57,000	54,423
Univision Communications, Inc.(1)	7.38	06/30/30	50,000	49,984
Univision Communications, Inc.(1)	8.50	07/31/31	70,000	71,092
Univision Communications, Inc.(1)	8.88	04/15/33	75,000	75,465
Univision Communications, Inc.(1)	9.38	08/01/32	85,000	88,026
Urban One, Inc.(1)	7.63	04/01/31	17,000	7,109
Versant Media Group, Inc.(1)	7.25	01/30/31	55,000	57,131
Virgin Media Finance PLC(1)	5.00	07/15/30	50,000	42,189
Virgin Media O2 Vendor Financing Notes VI DAC(1)	8.50	03/15/33	30,000	26,954
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	52,000	46,064
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	80,000	77,238
VZ Secured Financing BV(1)	5.00	01/15/32	77,000	67,531
VZ Secured Financing BV(1)	7.50	01/15/33	65,000	63,054
Ziggo Bond Co. BV(1)	5.13	02/28/30	30,000	26,342
Ziggo BV(1)	4.88	01/15/30	55,000	51,774
				6,230,493
OFFICE/BUSINESS EQUIPMENT – 0.6%
Xerox Corp.	4.80	03/01/35	12,000	3,424
Xerox Corp.	6.75	12/15/39	20,000	5,812
Xerox Corp.(1)	10.25	10/15/30	25,000	21,000
Xerox Corp.(1)	13.50	04/15/31	20,000	11,355
Xerox Holdings Corp.(1)	5.50	08/15/28	35,000	16,975
Xerox Holdings Corp.(1)	8.88	11/30/29	30,000	11,100
Xerox Holdings Corp.(1),(2)	13.00	07/01/30	15,000	8,175
Zebra Technologies Corp.(1)	6.50	06/01/32	25,000	25,502
				103,343
REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.2%
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	40,000	38,680

SEMICONDUCTORS – 2.5%
Amkor Technology, Inc.(1)	5.88	10/01/33	25,000	25,167
ams-OSRAM AG(1)	12.25	03/30/29	35,000	37,460
Entegris, Inc.(1)	3.63	05/01/29	24,000	22,909
Entegris, Inc.(1)	4.38	04/15/28	20,000	19,769
Entegris, Inc.(1)	4.75	04/15/29	85,000	84,409
Entegris, Inc.(1)	5.95	06/15/30	52,000	52,680
Kioxia Holdings Corp.(1)	6.25	07/24/30	60,000	61,850
Kioxia Holdings Corp.(1)	6.63	07/24/33	60,000	62,776
ON Semiconductor Corp.(1)	3.88	09/01/28	40,000	39,023
Synaptics, Inc.(1)	4.00	06/15/29	25,000	23,791
				429,834

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 12.5%
Capstone Borrower, Inc.(1)	8.00	06/15/30	$45,000	$43,444
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	45,000	22,387
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	40,000	19,500
Cloud Software Group, Inc.(1)	6.50	03/31/29	218,000	212,433
Cloud Software Group, Inc.(1)	6.63	08/15/33	55,000	49,308
Cloud Software Group, Inc.(1)	8.25	06/30/32	94,000	89,370
Cloud Software Group, Inc.(1)	9.00	09/30/29	215,000	211,284
CoreWeave, Inc.(1)	9.00	02/01/31	100,000	99,491
CoreWeave, Inc.(1)	9.25	06/01/30	115,000	116,531
CoreWeave, Inc.(1)	9.75	10/01/31	140,000	140,920
Dye & Durham Ltd.(1)	8.63	04/15/29	30,000	26,188
Elastic NV(1)	4.13	07/15/29	30,000	28,497
Ellucian Holdings, Inc.(1)	6.50	12/01/29	40,000	39,443
Fair Isaac Corp.(1)	4.00	06/15/28	49,000	47,804
Fair Isaac Corp.(1)	6.00	05/15/33	80,000	78,961
Fair Isaac Corp.(1)	6.25	09/15/34	55,000	54,182
OAK-Eagle Acquireco, Inc.(1)	7.25	07/01/33	155,000	159,785
OAK-Eagle Acquireco, Inc.(1)	8.75	07/01/34	140,000	145,773
Open Text Corp.(1)	3.88	02/15/28	50,000	48,412
Open Text Corp.(1)	3.88	12/01/29	47,000	42,399
Open Text Holdings, Inc.(1)	4.13	02/15/30	50,000	45,044
Open Text Holdings, Inc.(1)	4.13	12/01/31	35,000	29,908
PTC, Inc.(1)	4.00	02/15/28	25,000	24,423
Rackspace Finance LLC(1)	3.50	05/15/28	15,000	7,463
RingCentral, Inc.(1)	8.50	08/15/30	15,000	15,773
ROBLOX Corp.(1)	3.88	05/01/30	57,000	54,025
Rocket Software, Inc.(1)	6.50	02/15/29	30,000	26,812
Rocket Software, Inc.(1)	9.00	11/28/28	45,000	44,814
Twilio, Inc.	3.63	03/15/29	29,000	27,910
Twilio, Inc.	3.88	03/15/31	28,000	26,175
UKG, Inc.(1)	6.88	02/01/31	135,000	131,506
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	35,000	28,504
				2,138,469
TELECOMMUNICATIONS – 27.5%
Africell Holding Ltd.(1)	10.50	10/23/29	20,000	20,147
Altice Financing SA(1)	5.00	01/15/28	70,000	52,200
Altice Financing SA(1)	5.75	08/15/29	107,000	78,874
Altice Financing SA(1)	9.63	07/15/27	20,000	15,541
Altice France Lux 3/Altice Holdings 1(1)	10.00	01/15/33	55,000	54,441
Altice France SA(1)	6.50	10/15/31	19,333	18,982
Altice France SA(1)	6.50	04/15/32	106,562	104,869
Altice France SA(1)	6.88	10/15/30	48,409	47,626
Altice France SA(1)	6.88	07/15/32	77,229	76,027
Altice France SA(1)	9.50	11/01/29	72,588	74,141
APLD ComputeCo 2 LLC(1)	6.75	03/15/31	115,000	113,930
APLD ComputeCo LLC(1)	9.25	12/15/30	130,000	139,803
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	55,000	56,459
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	70,000	72,676

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 27.5% (Continued)
Black Pearl Compute LLC(1)	6.13	02/15/31	$110,000	$111,742
British Telecommunications PLC(1)	4.88	11/23/81	26,000	25,138
Ciena Corp.(1)	4.00	01/31/30	25,000	23,967
Cipher Compute LLC(1)	7.13	11/15/30	95,000	98,587
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	105,000	110,873
Connect Holding II LLC(1)	10.50	04/03/31	120,000	122,388
Core Scientific Finance I LLC(1)	7.75	05/15/31	180,000	179,645
Edged Compute LLC(1)	7.50	04/30/31	70,000	68,673
Fibercop SpA(1)	6.00	09/30/34	30,000	28,844
Fibercop SpA(1)	6.38	11/15/33	24,000	24,030
Fibercop SpA(1)	7.20	07/18/36	30,000	30,000
Fibercop SpA(1)	7.72	06/04/38	25,000	25,101
Flash Compute LLC(1)	7.25	12/31/30	70,000	71,492
GCI LLC(1)	4.75	10/15/28	35,000	34,271
GoTo Group, Inc.(1)	5.50	05/01/28	22,837	17,584
GoTo Group, Inc.(1)	5.50	05/01/28	22,252	5,674
Iliad Holding SAS(1)	7.00	10/15/28	50,000	50,377
Iliad Holding SAS(1)	7.00	04/15/32	45,000	45,743
Iliad Holding SAS(1)	8.50	04/15/31	50,000	53,078
Level 3 Financing, Inc.(1)	3.63	01/15/29	15,000	14,287
Level 3 Financing, Inc.(1)	3.75	07/15/29	22,000	20,727
Level 3 Financing, Inc.(1)	6.88	06/30/33	105,000	108,443
Level 3 Financing, Inc.(1)	7.00	03/31/34	135,000	140,113
Level 3 Financing, Inc.(1)	8.50	01/15/36	105,000	112,587
Lumen Technologies, Inc.(1)	4.50	01/15/29	17,000	16,332
Lumen Technologies, Inc.	7.60	09/15/39	17,000	16,405
Lumen Technologies, Inc.	7.65	03/15/42	15,000	14,008
Meridian Arc Holdco LLC(1)	6.25	04/30/31	310,000	310,074
Millicom International Cellular SA(1)	4.50	04/27/31	45,000	42,037
Millicom International Cellular SA(1)	5.13	01/15/28	22,500	22,445
Millicom International Cellular SA(1)	6.25	03/25/29	36,900	37,100
Millicom International Cellular SA(1)	7.38	04/02/32	25,000	25,888
Rogers Communications, Inc.	6.88	07/31/56	40,000	40,636
Rogers Communications, Inc.	7.00	04/15/55	65,000	66,382
Rogers Communications, Inc.	7.13	04/15/55	50,000	51,613
SES AMERICOM, Inc.(1)	5.30	03/25/44	25,000	19,559
SES SA(1)	5.30	04/04/43	15,000	11,660
SV RNO Property Owner 1 LLC(1)	5.88	03/01/31	205,000	201,269
Telecom Italia Capital SA	6.00	09/30/34	27,000	27,797
Telecom Italia Capital SA	6.38	11/15/33	30,000	31,515
Telecom Italia Capital SA	7.20	07/18/36	29,000	31,686
Telecom Italia Capital SA	7.72	06/04/38	25,000	28,333
TELUS Corp.	6.38	06/09/56	40,000	40,020
TELUS Corp.	6.63	10/15/55	40,000	40,472
TELUS Corp.	6.63	06/09/56	40,000	39,799
TELUS Corp.	7.00	10/15/55	45,000	46,566
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	30,000	29,908
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	55,000	54,079

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 27.5% (Continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	$35,000	$36,657
Uniti Services LLC(1)	7.50	10/15/33	80,000	84,277
Viasat, Inc.(1)	6.50	07/15/28	24,000	23,923
Viasat, Inc.(1)	7.50	05/30/31	39,000	39,135
Viavi Solutions, Inc.(1)	3.75	10/01/29	25,000	23,906
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	72,000	62,045
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	70,000	60,604
Vmed O2 UK Financing I PLC(1)	6.75	01/15/33	45,000	41,178
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	55,000	53,538
Vodafone Group PLC	4.13	06/04/81	54,000	50,489
Vodafone Group PLC	5.13	06/04/81	55,000	43,335
Vodafone Group PLC	7.00	04/04/79	105,000	109,568
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	120,000	127,000
WULF Compute LLC(1)	7.75	10/15/30	175,000	184,032
Zegona Finance PLC(1)	8.63	07/15/29	45,000	47,210
				4,681,560
TOTAL CORPORATE BONDS (Cost – $16,869,223)				16,642,611

SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
Citibank, New York	2.98	05/01/26	234,866	234,866
TOTAL SHORT-TERM INVESTMENTS (Cost – $234,866)				234,866

TOTAL INVESTMENTS – 99.0% (Cost – $17,104,387)				$16,878,011
OTHER ASSETS LESS LIABILITIES – 1.0%				163,084
NET ASSETS – 100.0%				$17,041,095

*	Non-Income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $13,867,727 and represents 81.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
BIOTECHNOLOGY – 3.0%
BioMarin Pharmaceutical, Inc.(1)	5.50	02/15/34	$65,000	$64,575
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	38,000	33,851
Genmab AS/Genmab Finance LLC(1)	6.25	12/15/32	115,000	118,085
Genmab AS/Genmab Finance LLC(1)	7.25	12/15/33	75,000	78,238
				294,749
COMMERCIAL SERVICES – 5.1%
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	23,913
AMN Healthcare, Inc.(1)	6.50	01/15/31	35,000	34,896
Carriage Services, Inc.(1)	4.25	05/15/29	33,000	31,971
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	100,000	99,048
Service Corp. International/US	3.38	08/15/30	65,000	60,496
Service Corp. International/US	4.00	05/15/31	58,000	54,833
Service Corp. International/US	4.63	12/15/27	39,000	38,738
Service Corp. International/US	5.13	06/01/29	61,000	60,913
Service Corp. International/US	5.75	10/15/32	60,000	60,604
StoneMor, Inc.(1)	8.50	05/15/29	35,000	34,640
				500,052
COSMETICS/PERSONAL CARE – 2.9%
Opal Bidco SAS(1)	6.50	03/31/32	85,000	86,588
Perrigo Finance Unlimited Co.	4.90	12/15/44	23,000	16,825
Perrigo Finance Unlimited Co.	5.15	06/15/30	58,000	55,044
Perrigo Finance Unlimited Co.	6.13	09/30/32	52,000	48,969
Prestige Brands, Inc.(1)	3.75	04/01/31	40,000	36,970
Prestige Brands, Inc.(1)	5.13	01/15/28	35,000	34,968
				279,364
HEALTHCARE-PRODUCTS – 7.1%
Avantor Funding, Inc.(1)	3.88	11/01/29	60,000	57,070
Avantor Funding, Inc.(1)	4.63	07/15/28	117,000	115,387
Bausch + Lomb Corp.(1)	8.38	10/01/28	105,000	108,544
Dentsply Sirona, Inc.	8.38	09/12/55	45,000	45,267
Embecta Corp.(1)	5.00	02/15/30	39,000	36,664
Insulet Corp.(1)	6.50	04/01/33	35,000	35,751
Medline Borrower LP(1)	5.25	10/01/29	190,000	189,193
Neogen Food Safety Corp.(1)	8.63	07/20/30	30,000	31,558
Teleflex, Inc.(1)	4.25	06/01/28	33,000	32,541
Teleflex, Inc.	4.63	11/15/27	40,000	39,815
				691,790
HEALTHCARE-SERVICES – 57.9%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	36,000	35,250
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	38,000	37,835
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	40,000	40,966
AHP Health Partners, Inc.(1)	5.75	07/15/29	24,000	23,801
Centene Corp.	2.45	07/15/28	175,000	165,299
Centene Corp.	2.50	03/01/31	170,000	148,243
Centene Corp.	2.63	08/01/31	100,000	86,733
Centene Corp.	3.00	10/15/30	165,000	148,427
Centene Corp.	3.38	02/15/30	150,000	139,458

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 57.9% (Continued)
Centene Corp.	4.25	12/15/27	$90,000	$89,513
Centene Corp.	4.63	12/15/29	250,000	243,845
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	40,000	38,275
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	38,000	35,501
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	38,000	37,339
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	83,000	77,712
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	112,000	105,813
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	46,000	45,666
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	92,000	81,635
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	90,000	88,599
CHS/Community Health Systems, Inc.(1)	9.75	01/15/34	135,000	139,409
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	149,000	160,211
Concentra Health Services, Inc.(1)	6.88	07/15/32	50,000	51,877
DaVita, Inc.(1)	3.75	02/15/31	112,000	103,969
DaVita, Inc.(1)	4.63	06/01/30	208,000	201,448
DaVita, Inc.(1)	6.75	07/15/33	75,000	77,376
DaVita, Inc.(1)	6.88	09/01/32	75,000	77,462
Encompass Health Corp.	4.50	02/01/28	60,000	59,569
Encompass Health Corp.	4.63	04/01/31	30,000	29,270
Encompass Health Corp.	4.75	02/01/30	60,000	59,104
Fortrea Holdings, Inc.(1)	7.50	07/01/30	41,000	39,946
Global Medical Response, Inc.(1)	7.38	10/01/32	75,000	78,226
HAH Group Holding Co. LLC(1)	9.75	10/01/31	50,000	45,800
HealthEquity, Inc.(1)	4.50	10/01/29	45,000	43,734
Humana, Inc.	6.63	09/15/56	75,000	73,924
IQVIA, Inc.(1)	5.00	05/15/27	85,000	84,972
IQVIA, Inc.(1)	6.25	06/01/32	150,000	152,947
IQVIA, Inc.(1)	6.50	05/15/30	40,000	40,974
Kedrion SpA(1)	6.50	09/01/29	60,000	58,799
LifePoint Health, Inc.(1)	5.38	01/15/29	33,000	31,848
LifePoint Health, Inc.(1)	7.00	05/01/34	110,000	107,378
LifePoint Health, Inc.(1)	8.38	02/15/32	60,000	62,986
LifePoint Health, Inc.(1)	9.88	08/15/30	65,000	68,994
LifePoint Health, Inc.(1)	10.00	06/01/32	60,000	61,485
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	51,001
Molina Healthcare, Inc.(1)	3.88	05/15/32	54,000	48,503
Molina Healthcare, Inc.(1)	4.38	06/15/28	55,000	54,256
Molina Healthcare, Inc.(1)	6.25	01/15/33	55,000	54,974
Molina Healthcare, Inc.(1)	6.50	02/15/31	70,000	71,309
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	60,000	49,795
National Mentor Holdings, Inc.(1)	10.50	12/15/30	95,000	99,438
Option Care Health, Inc.(1)	4.38	10/31/29	39,000	37,772
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	33,000	32,833
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	115,000	119,333
Radiology Partners, Inc.(1)	8.50	07/15/32	70,000	69,687
Select Medical Corp.(1)	6.25	12/01/32	45,000	43,725
Sotera Health Holdings LLC(1)	7.38	06/01/31	55,000	57,238
Star Parent, Inc.(1)	9.00	10/01/30	75,000	78,660

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 57.9% (Continued)
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	$95,000	$94,865
Team Health Holdings, Inc.(1)	8.38	06/30/28	35,000	35,145
TEAM Services Holding, Inc.(1)	9.00	02/15/33	50,000	50,053
Tenet Healthcare Corp.	4.25	06/01/29	105,000	102,333
Tenet Healthcare Corp.	4.38	01/15/30	105,000	101,791
Tenet Healthcare Corp.	4.63	06/15/28	50,000	49,645
Tenet Healthcare Corp.	5.13	11/01/27	115,000	114,956
Tenet Healthcare Corp.(1)	5.50	11/15/32	110,000	109,775
Tenet Healthcare Corp.(1)	6.00	11/15/33	60,000	60,673
Tenet Healthcare Corp.	6.13	10/01/28	133,000	133,407
Tenet Healthcare Corp.	6.13	06/15/30	150,000	151,079
Tenet Healthcare Corp.	6.75	05/15/31	105,000	107,962
Tenet Healthcare Corp.	6.88	11/15/31	32,000	34,118
US Acute Care Solutions LLC(1)	9.75	05/15/29	75,000	70,971
				5,666,915
PHARMACEUTICALS – 20.0%
1261229 BC Ltd.(1)	10.00	04/15/32	455,000	470,217
Accendra Health, Inc.(1)	4.50	03/31/29	31,000	20,690
Accendra Health, Inc.(1)	6.63	04/01/30	46,000	24,753
Adapthealth LLC(1)	4.63	08/01/29	40,000	38,757
Adapthealth LLC(1)	5.13	03/01/30	45,000	43,790
Adapthealth LLC(1)	6.13	08/01/28	25,000	25,011
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	45,000	46,790
Bausch Health Cos, Inc.(1)	4.88	06/01/28	60,000	56,400
Bausch Health Cos, Inc.(1)	5.00	01/30/28	35,000	30,026
Bausch Health Cos, Inc.(1)	5.00	02/15/29	35,000	25,471
Bausch Health Cos, Inc.(1)	5.25	01/30/30	60,000	39,105
Bausch Health Cos, Inc.(1)	5.25	02/15/31	35,000	20,852
Bausch Health Cos, Inc.(1)	6.25	02/15/29	60,000	44,212
Bausch Health Cos, Inc.(1)	7.25	05/30/29	25,000	18,518
Bausch Health Cos, Inc.(1)	11.00	09/30/28	65,000	67,648
Bausch Health Cos, Inc.(1)	14.00	10/15/30	30,000	28,895
CVS Health Corp.	6.75	12/10/54	55,000	57,008
CVS Health Corp.	7.00	03/10/55	175,000	181,683
Elanco Animal Health, Inc.	6.40	08/28/28	53,000	54,312
Endo Finance Holdings LP(1)	8.50	04/15/31	75,000	79,536
Grifols SA(1)	4.75	10/15/28	53,000	52,292
Harrow, Inc.(1)	8.63	09/15/30	25,000	25,892
Jazz Securities DAC(1)	4.38	01/15/29	112,000	109,598
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	158,000	156,026
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	120,000	119,325
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	40,000	42,224
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	40,000	42,904
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	38,000	34,337
				1,956,272

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 2.0%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	$179,000	$170,747
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	30,000	29,763
				200,510
TOTAL CORPORATE BONDS (Cost – $9,551,808)				9,589,652

SHORT-TERM INVESTMENTS – 3.2%
TIME DEPOSITS – 3.2%
Citibank, New York	2.98	05/01/26	308,737	308,737
TOTAL SHORT-TERM INVESTMENTS (Cost – $308,737)				308,737

TOTAL INVESTMENTS – 101.2% (Cost – $9,860,545)				$9,898,389
OTHER ASSETS LESS LIABILITIES – (1.2)%				(119,759)
NET ASSETS – 100.0%				$9,778,630

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $6,776,469 and represents 69.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$25,000	$24,406
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	28,000	27,262
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	32,000	31,972
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	25,000	26,163
				109,803
AUTO PARTS & EQUIPMENT – 0.3%
Dexko Global, Inc.(1)	7.50	04/15/32	35,000	31,516

BANKS – 1.4%
Armor Holdco, Inc.(1)	8.50	11/15/29	20,000	19,861
Dresdner Funding Trust I(1)	8.15	06/30/31	50,000	54,151
Freedom Mortgage Corp.(1)	12.25	10/01/30	25,000	27,145
Popular, Inc.	7.25	03/13/28	20,000	20,793
Walker & Dunlop, Inc.(1)	6.63	04/01/33	20,000	19,901
				141,851
COMMERCIAL SERVICES – 4.7%
Block, Inc.	3.50	06/01/31	52,000	47,257
Block, Inc.(1)	5.63	08/15/30	65,000	65,102
Block, Inc.(1)	6.00	08/15/33	50,000	49,944
Block, Inc.	6.50	05/15/32	100,000	101,959
CPI CG, Inc.(1)	10.00	07/15/29	16,000	16,892
Dcli Bidco LLC(1)	7.75	11/15/29	25,000	25,766
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	25,000	16,990
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	15,000	12,577
PROG Holdings, Inc.(1)	6.00	11/15/29	30,000	29,331
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	85,000	84,898
WEX, Inc.(1)	6.50	03/15/33	30,000	29,900
				480,616
COMPUTERS – 1.2%
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	50,000	52,648
NCR Atleos Corp.(1)	9.50	04/01/29	70,000	74,509
				127,157
DIVERSIFIED FINANCIAL SERVICES – 37.5%
Ally Financial, Inc.	6.65	01/17/40	25,000	24,632
Ally Financial, Inc.	6.70	02/14/33	25,000	25,826
Aretec Group, Inc.(1)	7.50	04/01/29	20,000	20,040
Aretec Group, Inc.(1)	10.00	08/15/30	33,000	34,992
Atlanticus Holdings Corp.(1)	9.75	09/01/30	20,000	19,814
Azorra Finance Ltd.(1)	6.25	02/15/34	20,000	19,267
Azorra Finance Ltd.(1)	7.25	01/15/31	30,000	30,751
Azorra Finance Ltd.(1)	7.75	04/15/30	30,000	31,100
Bread Financial Holdings, Inc.(1)	6.75	05/15/31	25,000	25,572
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	20,000	20,983
Burford Capital Global Finance LLC(1)	6.25	04/15/28	20,000	19,509
Burford Capital Global Finance LLC(1)	6.88	04/15/30	18,000	16,718
Burford Capital Global Finance LLC(1)	7.50	07/15/33	30,000	24,684

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 37.5% (Continued)
Burford Capital Global Finance LLC(1)	8.50	01/15/34	$25,000	$21,151
Burford Capital Global Finance LLC(1)	9.25	07/01/31	35,000	32,618
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	20,000	17,501
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	15,000	15,307
Coinbase Global, Inc.(1)	3.38	10/01/28	50,000	47,972
Coinbase Global, Inc.(1)	3.63	10/01/31	40,000	35,090
Credit Acceptance Corp.(1)	6.63	03/15/30	25,000	24,963
Credit Acceptance Corp.(1)	9.25	12/15/28	30,000	31,322
CrossCountry Intermediate Hold Co. LLC(1)	6.50	10/01/30	50,000	49,185
CrossCountry Intermediate Hold Co. LLC(1)	6.75	12/01/32	30,000	29,105
Encore Capital Group, Inc.(1)	6.63	04/15/31	30,000	30,509
Encore Capital Group, Inc.(1)	8.50	05/15/30	25,000	26,714
Encore Capital Group, Inc.(1)	9.25	04/01/29	25,000	26,156
Enova International, Inc.(1)	9.13	08/01/29	25,000	26,301
Enova International, Inc.(1)	11.25	12/15/28	20,000	21,131
EZCORP, Inc.(1)	7.38	04/01/32	15,000	15,895
Focus Financial Partners LLC(1)	6.75	09/15/31	50,000	50,900
Freedom Mortgage Holdings LLC(1)	6.88	05/01/31	40,000	38,611
Freedom Mortgage Holdings LLC(1)	7.88	04/01/33	25,000	24,393
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	35,000	35,506
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	35,000	36,295
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	60,000	62,193
GGAM Finance Ltd.(1)	5.88	03/15/30	20,000	20,197
GGAM Finance Ltd.(1)	6.88	04/15/29	20,000	20,483
GGAM Finance Ltd.(1)	8.00	06/15/28	33,000	34,396
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	55,000	55,856
goeasy Ltd.(1)	6.88	05/15/30	23,000	19,440
goeasy Ltd.(1)	6.88	02/15/31	25,000	20,787
goeasy Ltd.(1)	7.38	10/01/30	20,000	17,032
goeasy Ltd.(1)	7.63	07/01/29	30,000	26,908
goeasy Ltd.(1)	9.25	12/01/28	25,000	23,659
Hightower Holding LLC(1)	6.75	04/15/29	15,000	14,986
Hightower Holding LLC(1)	9.13	01/31/30	20,000	20,861
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	33,000	32,069
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	85,000	85,495
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	105,000	107,924
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	70,000	72,617
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	52,000	49,916
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	25,000	24,474
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	25,000	26,176
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	20,000	21,057
LD Holdings Group LLC(1)	6.13	04/01/28	25,000	21,611
LD Holdings Group LLC(1)	8.75	11/01/27	19,000	17,824
LFS Topco LLC(1)	8.75	07/15/30	20,000	19,339
Navient Corp.	4.88	03/15/28	25,000	24,389
Navient Corp.	5.50	03/15/29	40,000	38,467
Navient Corp.	5.63	08/01/33	34,000	28,969
Navient Corp.	7.88	06/15/32	25,000	24,096

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 37.5% (Continued)
Navient Corp.	9.38	07/25/30	$25,000	$25,960
Navient Corp.	11.50	03/15/31	25,000	26,849
OneMain Finance Corp.	3.88	09/15/28	33,000	31,931
OneMain Finance Corp.	4.00	09/15/30	47,000	43,260
OneMain Finance Corp.	5.38	11/15/29	40,000	39,452
OneMain Finance Corp.	6.13	05/15/30	40,000	40,004
OneMain Finance Corp.	6.50	03/15/33	40,000	39,202
OneMain Finance Corp.	6.63	01/15/28	40,000	40,589
OneMain Finance Corp.	6.63	05/15/29	45,000	45,832
OneMain Finance Corp.	6.75	03/15/32	30,000	30,029
OneMain Finance Corp.	6.75	09/15/33	50,000	49,242
OneMain Finance Corp.	7.13	11/15/31	40,000	40,586
OneMain Finance Corp.	7.13	09/15/32	40,000	40,612
OneMain Finance Corp.	7.50	05/15/31	39,000	40,009
OneMain Finance Corp.	7.88	03/15/30	35,000	36,507
Osaic Holdings, Inc.(1)	6.75	08/01/32	50,000	50,810
Osaic Holdings, Inc.(1)	8.00	08/01/33	40,000	40,816
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	35,000	33,463
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	25,000	23,807
PennyMac Financial Services, Inc.(1)	6.75	02/15/34	30,000	29,063
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	45,000	44,541
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	45,000	44,285
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	35,000	35,480
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	40,000	41,526
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	35,000	35,374
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	40,000	40,856
Planet Financial Group LLC(1)	10.50	12/15/29	30,000	29,179
PRA Group, Inc.(1)	5.00	10/01/29	17,000	16,149
PRA Group, Inc.(1)	8.38	02/01/28	22,000	22,361
PRA Group, Inc.(1)	8.88	01/31/30	30,000	31,061
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	25,000	26,095
RFNA LP(1)	7.88	02/15/30	25,000	24,832
Rocket Cos, Inc.(1)	6.13	08/01/30	100,000	101,535
Rocket Cos, Inc.(1)	6.38	08/01/33	105,000	106,412
Rocket Cos, Inc.(1)	6.50	08/01/29	40,000	40,798
Rocket Cos, Inc.(1)	7.13	02/01/32	50,000	51,713
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	40,000	38,414
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	64,000	59,454
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	45,000	40,579
SLM Corp.	6.50	01/31/30	25,000	25,255
Stonebriar ABF Issuer LLC(1)	8.13	12/15/30	40,000	42,038
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	30,000	31,037
StoneX Group, Inc.(1)	7.88	03/01/31	30,000	31,608
Synchrony Financial	7.25	02/02/33	40,000	41,492
TrueNoord Capital DAC(1)	8.75	03/01/30	20,000	20,409
United Wholesale Mortgage LLC(1)	5.50	04/15/29	35,000	33,420
United Wholesale Mortgage LLC(1)	5.75	06/15/27	28,000	27,903
UWM Holdings LLC(1)	6.25	03/15/31	55,000	51,043

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 37.5% (Continued)
UWM Holdings LLC(1)	6.63	02/01/30	$40,000	$38,420
Velocity Commercial Capital LLC(1)	9.38	02/15/31	25,000	25,883
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	25,000	26,268
				3,855,177
INSURANCE – 22.1%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	35,000	33,451
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	27,000	25,497
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	30,000	29,577
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	55,000	55,890
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	50,000	50,214
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	25,000	25,033
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	37,000	36,452
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	22,000	21,581
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	55,000	55,539
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	70,000	69,992
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	66,000	66,883
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	75,000	76,597
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	35,000	34,434
American National Group, Inc.	7.00	12/01/55	25,000	24,455
AmWINS Group, Inc.(1)	4.88	06/30/29	40,000	38,712
AmWINS Group, Inc.(1)	6.38	02/15/29	40,000	40,491
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	20,000	19,522
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	40,000	38,756
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	75,000	76,618
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	85,000	84,675
Assurant, Inc.	7.00	03/27/48	20,000	20,271
Asurion LLC/Asurion Co.-Issuer, Inc.(1)	8.00	12/31/32	170,000	177,684
Asurion LLC/Asurion Co.-Issuer, Inc.(1)	8.38	02/01/34	170,000	167,860
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	30,000	30,394
Broadstreet Partners Group LLC(1)	5.88	04/15/29	40,000	39,415
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	20,000	21,203
Global Atlantic Finance Co.(1)	7.25	03/01/56	30,000	29,593
Global Atlantic Finance Co.(1)	7.95	10/15/54	30,000	30,158
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	50,000	50,364
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	65,000	62,134
HUB International Ltd.(1)	5.63	12/01/29	25,000	24,703
HUB International Ltd.(1)	7.25	06/15/30	170,000	175,955
HUB International Ltd.(1)	7.38	01/31/32	100,000	102,500
Jones Deslauriers Insurance Management, Inc.(1)	6.88	10/01/33	20,000	18,745
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	39,000	40,223
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	40,000	25,516
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	25,000	27,845
Nassau Cos of New York(1)	7.88	07/15/30	20,000	18,671
Panther Escrow Issuer LLC(1)	7.13	06/01/31	165,000	165,866

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 22.1% (Continued)
Ryan Specialty LLC(1)	4.38	02/01/30	$20,000	$19,434
Ryan Specialty LLC(1)	5.88	08/01/32	65,000	65,025
USI, Inc./NY(1)	7.50	01/15/32	30,000	30,896
Wilton RE Ltd.(1),(2)	6.00	–	20,000	19,456
				2,268,280
INVESTMENT COMPANIES – 4.7%
BlackRock TCP Capital Corp.	6.95	05/30/29	15,000	14,838
FS KKR Capital Corp.	3.13	10/12/28	40,000	37,486
FS KKR Capital Corp.	3.25	07/15/27	25,000	24,290
FS KKR Capital Corp.	6.13	01/15/30	35,000	33,934
FS KKR Capital Corp.	6.13	01/15/31	20,000	19,331
FS KKR Capital Corp.	6.88	08/15/29	35,000	34,908
FS KKR Capital Corp.	7.88	01/15/29	20,000	20,582
HA Sustainable Infrastructure Capital, Inc.	7.13	11/15/56	30,000	30,295
HA Sustainable Infrastructure Capital, Inc.	8.00	06/01/56	25,000	26,546
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	35,000	30,706
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	70,000	69,372
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	35,000	33,731
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	35,000	35,202
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	55,000	55,549
Prospect Capital Corp.	3.44	10/15/28	15,000	13,387
				480,157
OIL & GAS – 0.4%
Breakwater Energy Holdings Sarl(1)	9.25	11/15/30	40,000	42,632

REAL ESTATE INVESTMENT TRUSTS (REITS) – 19.9%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	27,000	27,010
Arbor Realty SR, Inc.(1)	7.88	07/15/30	25,000	23,630
Arbor Realty SR, Inc.(1)	8.50	12/15/28	20,000	19,824
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	25,000	26,605
Brandywine Operating Partnership LP	3.95	11/15/27	25,000	24,415
Brandywine Operating Partnership LP	4.55	10/01/29	15,000	13,963
Brandywine Operating Partnership LP	6.13	01/15/31	15,000	13,974
Brandywine Operating Partnership LP	8.30	03/15/28	20,000	20,807
Brandywine Operating Partnership LP	8.88	04/12/29	30,000	31,422
Diversified Healthcare Trust	4.38	03/01/31	25,000	22,499
Diversified Healthcare Trust	4.75	02/15/28	25,000	24,332
Diversified Healthcare Trust(1)	7.25	10/15/30	20,000	20,432
EF Holdco/EF Cayman Hold/Ellington Finance REIT Cayman/TRS/EF Cayman Non-MTM(1)	7.38	09/30/30	20,000	19,897
Hudson Pacific Properties LP	3.25	01/15/30	20,000	17,059
Hudson Pacific Properties LP	3.95	11/01/27	20,000	19,370
Hudson Pacific Properties LP	4.65	04/01/29	25,000	22,396
Hudson Pacific Properties LP	5.95	02/15/28	20,000	19,513
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	39,000	37,678
Iron Mountain, Inc.(1)	4.50	02/15/31	55,000	52,883
Iron Mountain, Inc.(1)	4.88	09/15/27	52,000	51,906

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 19.9% (Continued)
Iron Mountain, Inc.(1)	4.88	09/15/29	$50,000	$49,337
Iron Mountain, Inc.(1)	5.00	07/15/28	25,000	24,934
Iron Mountain, Inc.(1)	5.25	03/15/28	45,000	44,980
Iron Mountain, Inc.(1)	5.25	07/15/30	70,000	69,313
Iron Mountain, Inc.(1)	5.63	07/15/32	30,000	29,804
Iron Mountain, Inc.(1)	6.25	01/15/33	65,000	66,041
Iron Mountain, Inc.(1)	7.00	02/15/29	50,000	51,127
Millrose Properties, Inc.(1)	6.25	09/15/32	40,000	40,207
Millrose Properties, Inc.(1)	6.38	08/01/30	65,000	65,878
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	68,000	48,791
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	47,000	38,926
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	70,000	68,294
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	80,000	83,165
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	30,000	30,647
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	40,000	38,933
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	35,000	34,937
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	20,000	20,337
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	32,000	31,522
RHP Hotel Properties LP/RHP Finance Corp.(1)	5.75	03/15/34	35,000	34,812
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	50,000	51,337
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	35,000	36,072
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	20,000	20,478
Rithm Capital Corp.(1)	8.00	04/01/29	40,000	40,214
Rithm Capital Corp.(1)	8.00	07/15/30	25,000	25,035
RLJ Lodging Trust LP(1)	4.00	09/15/29	25,000	23,638
SBA Communications Corp.	3.13	02/01/29	80,000	77,074
Service Properties Trust	3.95	01/15/28	22,000	21,346
Service Properties Trust	4.38	02/15/30	20,000	18,018
Service Properties Trust	4.95	10/01/29	20,000	18,810
Service Properties Trust(1)	8.63	11/15/31	50,000	52,644
Service Properties Trust	8.88	06/15/32	25,000	25,670
Starwood Property Trust, Inc.(1)	5.25	10/15/28	25,000	24,895
Starwood Property Trust, Inc.(1)	5.75	01/15/31	30,000	30,008
Starwood Property Trust, Inc.(1)	6.00	04/15/30	20,000	20,247
Starwood Property Trust, Inc.(1)	6.50	07/01/30	25,000	25,628
Starwood Property Trust, Inc.(1)	6.50	10/15/30	25,000	25,727
Starwood Property Trust, Inc.(1)	7.25	04/01/29	35,000	36,313
Vornado Realty LP	3.40	06/01/31	20,000	18,183
Vornado Realty LP	5.75	02/01/33	25,000	25,049
XHR LP(1)	4.88	06/01/29	25,000	24,554
XHR LP(1)	6.63	05/15/30	20,000	20,489
				2,043,029

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.8%
FirstCash, Inc.(1)	4.63	09/01/28	$25,000	$24,594
FirstCash, Inc.(1)	5.63	01/01/30	28,000	27,883
FirstCash, Inc.(1)	6.88	03/01/32	25,000	25,653
				78,130
SOFTWARE – 1.6%
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	25,000	19,430
SS&C Technologies, Inc.(1)	5.50	09/30/27	100,000	99,970
SS&C Technologies, Inc.(1)	6.50	06/01/32	40,000	40,504
				159,904
TRANSPORTATION – 0.3%
Star Leasing Co. LLC(1)	7.63	02/15/30	35,000	33,899

TRUCKING & LEASING – 1.8%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	50,000	50,009
FTAI Aviation Investors LLC(1)	5.88	04/15/33	25,000	24,888
FTAI Aviation Investors LLC(1)	7.00	05/01/31	35,000	36,249
FTAI Aviation Investors LLC(1)	7.00	06/15/32	45,000	46,486
FTAI Aviation Investors LLC(1)	7.88	12/01/30	25,000	26,268
				183,900
TOTAL CORPORATE BONDS (Cost – $10,093,204)				10,036,051

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Skandinaviska Enskilda Banken, Stockholm	2.98	05/01/26	24,466	24,466
TOTAL SHORT-TERM INVESTMENTS (Cost – $24,466)				24,466

TOTAL INVESTMENTS – 98.0% (Cost – $10,117,670)				$10,060,517
OTHER ASSETS LESS LIABILITIES – 2.0%				206,895
NET ASSETS – 100.0%				$10,267,412

(1)

Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $7,982,404 and represents 77.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
CHEMICALS – 0.6%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$30,000	$28,537
Consolidated Energy Finance SA(1)	12.00	02/15/31	30,000	30,788
				59,325
GAS – 0.6%
AltaGas Ltd.(1)	7.20	10/15/54	50,000	51,971

OIL & GAS – 44.5%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	55,000	57,481
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	30,000	30,071
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	35,000	35,963
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	25,000	25,698
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	20,000	23,017
BKV Upstream Midstream LLC(1)	7.50	10/15/30	25,000	25,688
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	64,024	66,925
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	45,146	47,411
California Resources Corp.(1)	7.00	01/15/34	40,000	40,838
California Resources Corp.(1)	8.25	06/15/29	32,000	33,383
Caturus Energy LLC(1)	7.13	05/15/31	35,000	35,140
Caturus Energy LLC(1)	8.50	02/15/30	25,000	26,151
Chord Energy Corp.(1)	6.00	10/01/30	40,000	40,788
Chord Energy Corp.(1)	6.75	03/15/33	45,000	46,849
CITGO Petroleum Corp.(1)	8.38	01/15/29	60,000	61,773
CNX Resources Corp.(1)	5.88	03/01/34	30,000	29,777
CNX Resources Corp.(1)	7.25	03/01/32	35,000	36,605
CNX Resources Corp.(1)	7.38	01/15/31	25,000	25,807
Comstock Resources, Inc.(1)	5.88	01/15/30	60,000	58,152
Comstock Resources, Inc.(1)	6.75	03/01/29	65,000	65,009
Comstock Resources, Inc.(1)	6.75	03/01/29	20,000	19,943
Crescent Energy Finance LLC(1)	7.38	01/15/33	55,000	56,320
Crescent Energy Finance LLC(1)	7.63	04/01/32	65,000	66,964
Crescent Energy Finance LLC(1)	7.75	07/31/29	14,000	14,148
Crescent Energy Finance LLC(1)	7.88	04/15/32	55,000	57,050
Crescent Energy Finance LLC(1)	8.38	01/15/34	35,000	37,032
CVR Energy, Inc.(1)	7.50	02/15/31	30,000	30,397
CVR Energy, Inc.(1)	7.88	02/15/34	25,000	25,092
DBR Land Holdings LLC(1)	6.25	12/01/30	30,000	30,729
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	28,000	29,541
EnQuest PLC(1)	9.88	04/30/31	40,000	41,339
EnQuest PLC(1)	11.63	11/01/27	25,000	25,727
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	35,000	35,951
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	30,000	29,997
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	31,000	30,895
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	35,000	34,609
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	30,000	30,206
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	30,000	29,823
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	30,000	30,167

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 44.5% (Continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	$55,000	$56,127
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	35,000	37,443
Infinity Natural Resources LLC(1)	7.63	04/01/31	30,000	30,523
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	40,000	41,822
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	25,000	25,487
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	25,000	25,881
Matador Resources Co.(1)	6.00	04/15/34	40,000	40,171
Matador Resources Co.(1)	6.25	04/15/33	45,000	45,789
Matador Resources Co.(1)	6.50	04/15/32	50,000	51,081
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	45,000	45,582
Murphy Oil Corp.	5.88	12/01/42	20,000	17,371
Murphy Oil Corp.	6.00	10/01/32	30,000	30,216
Murphy Oil Corp.	6.50	02/15/34	30,000	30,248
Nabors Industries, Inc.(1)	7.63	11/15/32	40,000	41,758
Nabors Industries, Inc.(1)	8.88	08/15/31	35,000	36,974
Nabors Industries, Inc.(1)	9.13	01/31/30	35,000	36,776
Noble Finance II LLC(1)	8.00	04/15/30	80,000	83,237
Northern Oil & Gas, Inc.(1)	7.88	10/15/33	40,000	41,475
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	30,000	31,341
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	45,000	44,985
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	30,000	30,767
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	45,000	48,374
Precision Drilling Corp.(1)	6.88	01/15/29	25,000	25,239
Range Resources Corp.(1)	4.75	02/15/30	28,000	27,488
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	27,000	28,326
Seadrill Finance Ltd.(1)	8.38	08/01/30	30,000	31,465
SM Energy Co.	6.50	07/15/28	20,000	20,069
SM Energy Co.(1)	6.63	04/15/34	55,000	55,784
SM Energy Co.(1)	6.75	08/01/29	45,000	46,185
SM Energy Co.(1)	7.00	08/01/32	40,000	41,083
SM Energy Co.(1)	8.38	07/01/28	30,000	30,790
SM Energy Co.(1)	8.63	11/01/30	55,000	58,204
SM Energy Co.(1)	8.75	07/01/31	75,000	78,708
SM Energy Co.(1)	9.63	06/15/33	45,000	50,165
Sunoco LP(1)	4.50	10/01/29	45,000	44,122
Sunoco LP(1)	4.63	05/01/30	46,000	44,760
Sunoco LP(1)	5.38	07/15/31	35,000	34,856
Sunoco LP(1)	5.63	03/15/31	55,000	55,226
Sunoco LP(1)	5.63	07/15/34	35,000	34,548
Sunoco LP(1)	5.88	07/15/27	25,000	25,014
Sunoco LP(1)	5.88	03/15/34	50,000	49,846
Sunoco LP(1)	6.25	07/01/33	55,000	56,241
Sunoco LP(1)	6.63	08/15/32	25,000	25,574
Sunoco LP(1)	7.00	05/01/29	40,000	41,327
Sunoco LP(1)	7.25	05/01/32	45,000	47,150
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	45,000	44,214
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	45,000	43,747
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	25,000	25,122

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 44.5% (Continued)
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	$30,000	$30,731
Talos Production, Inc.(1)	9.00	02/01/29	35,000	36,531
Talos Production, Inc.(1)	9.38	02/01/31	35,000	37,254
Teine Energy Ltd.(1)	6.88	04/15/29	25,000	25,045
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	40,000	39,479
Transocean International Ltd.	6.80	03/15/38	35,000	34,010
Transocean International Ltd.	7.50	04/15/31	20,000	20,615
Transocean International Ltd.(1)	7.88	10/15/32	30,000	32,160
Transocean International Ltd.(1)	8.25	05/15/29	50,000	51,941
Transocean International Ltd.(1)	8.50	05/15/31	50,000	52,901
Transocean International Ltd.(1)	8.75	02/15/30	49,000	51,345
Valaris Ltd.(1)	8.38	04/30/30	60,000	62,588
Vermilion Energy, Inc.(1)	6.88	05/01/30	16,000	16,168
Vermilion Energy, Inc.(1)	7.25	02/15/33	25,000	25,371
W&T Offshore, Inc.(1)	10.75	02/01/29	20,000	20,763
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	35,000	36,042
				3,980,081
OIL & GAS SERVICES – 7.9%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	40,000	41,292
Archrock Services LP/Archrock Partners Finance Corp.(1)	6.00	02/01/34	45,000	45,313
Bristow Group, Inc.(1)	6.75	02/01/33	30,000	30,545
Enerflex, Inc.(1)	6.88	01/15/31	25,000	25,768
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	20,000	21,016
Kodiak Gas Services LLC(1)	5.88	04/01/31	60,000	60,462
Kodiak Gas Services LLC(1)	6.50	10/01/33	40,000	40,937
Kodiak Gas Services LLC(1)	6.75	10/01/35	35,000	36,375
Oceaneering International, Inc.	6.00	02/01/28	20,000	20,171
SESI LLC(1)	7.88	09/30/30	45,000	46,490
TGS ASA(1)	8.50	01/15/30	30,000	31,441
Tidewater, Inc.(1)	9.13	07/15/30	35,000	37,700
USA Compression Partners LP/USA Compression Finance Corp.(1)	6.25	10/01/33	45,000	45,435
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	55,000	56,861
Viridien(1)	10.00	10/15/30	20,000	21,487
WBI Operating LLC(1)	6.25	10/15/30	45,000	45,650
WBI Operating LLC(1)	6.50	10/15/33	35,000	35,396
Weatherford International Ltd.(1)	6.75	10/15/33	65,000	67,461
				709,800
PIPELINES – 43.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	43,000	42,978
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	35,000	35,014
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	10/15/33	35,000	34,951
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	07/01/34	35,000	34,930
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	35,000	35,910
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	30,000	31,125
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	25,000	26,167
Buckeye Partners LP	4.13	12/01/27	25,000	24,591
Buckeye Partners LP(1)	4.50	03/01/28	25,000	24,783

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 43.7% (Continued)
Buckeye Partners LP	5.60	10/15/44	$15,000	$13,414
Buckeye Partners LP	5.85	11/15/43	25,000	22,911
Buckeye Partners LP(1)	6.75	02/01/30	30,000	31,050
Buckeye Partners LP(1)	6.88	07/01/29	30,000	30,992
CNX Midstream Partners LP(1)	4.75	04/15/30	25,000	24,206
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	80,000	79,075
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	25,000	26,692
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	20,000	20,021
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	45,000	46,464
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	55,000	57,411
Energy Transfer LP	6.50	02/15/56	65,000	65,217
Energy Transfer LP	6.75	02/15/56	45,000	45,344
Energy Transfer LP	7.13	10/01/54	25,000	25,682
Energy Transfer LP	8.00	05/15/54	45,000	47,724
Excelerate Energy LP(1)	8.00	05/15/30	45,000	47,794
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	03/15/34	40,000	40,305
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	40,000	41,956
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	35,000	36,863
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	35,000	36,475
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	30,000	31,445
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	20,000	20,195
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	25,000	25,635
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	25,000	26,259
Golar LNG Ltd.(1)	7.50	10/02/30	25,000	25,630
Harvest Midstream I LP(1)	7.50	09/01/28	45,000	45,329
Harvest Midstream I LP(1)	7.50	05/15/32	30,000	31,356
Hess Midstream Operations LP(1)	4.25	02/15/30	40,000	38,815
Hess Midstream Operations LP(1)	5.13	06/15/28	30,000	29,877
Hess Midstream Operations LP(1)	5.50	10/15/30	25,000	25,025
Hess Midstream Operations LP(1)	5.88	03/01/28	45,000	45,467
Hess Midstream Operations LP(1)	6.50	06/01/29	35,000	35,879
Howard Midstream Energy Partners LLC(1)	6.63	01/15/34	40,000	40,713
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	35,000	36,587
ITT Holdings LLC(1)	6.50	08/01/29	71,000	70,031
Kinetik Holdings LP(1)	5.88	06/15/30	55,000	55,216
Kinetik Holdings LP(1)	6.63	12/15/28	60,000	61,237
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	25,000	25,734
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	50,000	51,853
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	70,000	73,500
Northriver Midstream Finance LP(1)	6.75	07/15/32	35,000	35,942
NuStar Logistics LP	6.38	10/01/30	35,000	36,401
Prairie Acquiror LP(1)	9.00	08/01/29	25,000	26,120
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	24,373
Rockies Express Pipeline LLC(1)	4.95	07/15/29	30,000	29,605
Rockies Express Pipeline LLC(1)	6.75	03/15/33	25,000	26,079
Rockies Express Pipeline LLC(1)	6.88	04/15/40	25,000	25,260
Rockies Express Pipeline LLC(1)	7.50	07/15/38	15,000	15,898
South Bow Canadian Infrastructure Holdings Ltd.	7.50	03/01/55	35,000	37,196

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 43.7% (Continued)
South Bow Canadian Infrastructure Holdings Ltd.	7.63	03/01/55	$25,000	$26,106
Summit Midstream Holdings LLC(1)	8.63	10/31/29	45,000	47,074
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	45,000	44,916
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	45,000	45,262
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	21,000	21,127
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.75	03/15/34	40,000	40,893
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	45,000	46,383
TransMontaigne Partners LLC(1)	8.50	06/15/30	25,000	25,888
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	70,000	67,094
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	72,000	64,204
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	70,000	65,614
Venture Global Calcasieu Pass LLC(1)	6.00	05/01/36	45,000	45,371
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	55,000	56,637
Venture Global LNG, Inc.(1)	7.00	01/15/30	85,000	87,472
Venture Global LNG, Inc.(1)	8.13	06/01/28	125,000	127,960
Venture Global LNG, Inc.(1)	8.38	06/01/31	125,000	130,388
Venture Global LNG, Inc.(1)	9.50	02/01/29	170,000	185,606
Venture Global LNG, Inc.(1)	9.88	02/01/32	115,000	123,432
Venture Global Plaquemines LNG LLC(1)	6.13	12/15/30	100,000	103,174
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	115,000	120,622
Venture Global Plaquemines LNG LLC(1)	6.50	06/15/34	75,000	78,514
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	110,000	116,987
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	70,000	77,658
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	70,000	78,762
				3,909,846
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	35,000	33,956
Vivo Energy Investments BV(1)	5.13	09/24/27	20,000	19,860
				53,816
TOTAL CORPORATE BONDS (Cost – $8,572,906)				8,764,839

SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
Citibank, New York	2.98	05/01/26	132,962	132,962
TOTAL SHORT-TERM INVESTMENTS (Cost – $132,962)				132,962

TOTAL INVESTMENTS – 99.4% (Cost – $8,705,868)				$8,897,801
OTHER ASSETS LESS LIABILITIES – 0.6%				53,266
NET ASSETS – 100.0%				$8,951,067

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $7,882,246 and represents 88.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
APPAREL – 2.5%
Champ Acquisition Corp.(1)	8.38	12/01/31	$10,000	$10,560
Crocs, Inc.(1)	4.13	08/15/31	7,000	6,518
Crocs, Inc.(1)	4.25	03/15/29	10,000	9,714
Kontoor Brands, Inc.(1)	4.13	11/15/29	8,000	7,650
Levi Strauss & Co.(1)	3.50	03/01/31	10,000	9,211
Under Armour, Inc.(1)	7.25	07/15/30	10,000	10,212
VF Corp.	2.95	04/23/30	20,000	18,159
VF Corp.	6.00	10/15/33	10,000	10,033
VF Corp.	6.45	11/01/37	5,000	4,809
William Carter Co.(1)	7.38	02/15/31	15,000	15,438
Wolverine World Wide, Inc.(1)	4.00	08/15/29	15,000	14,033
				116,337
AUTO MANUFACTURERS – 9.1%
Allison Transmission, Inc.(1)	3.75	01/30/31	25,000	23,502
Allison Transmission, Inc.(1)	4.75	10/01/27	10,000	9,987
Allison Transmission, Inc.(1)	5.88	06/01/29	12,000	12,122
Allison Transmission, Inc.(1)	5.88	12/01/33	15,000	15,177
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	25,000	20,088
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	10,000	9,910
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	12,000	11,905
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	15,000	15,047
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	5,000	4,639
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	15,000	14,233
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	10,000	9,975
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	10,000	9,796
Nissan Motor Acceptance Co. LLC(1)	5.63	09/29/28	20,000	19,899
Nissan Motor Acceptance Co. LLC(1)	6.13	09/30/30	30,000	29,563
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	20,000	20,522
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	60,000	59,335
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	60,000	56,089
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	25,000	25,854
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	20,000	20,867
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	30,000	31,679
				420,189
AUTO PARTS & EQUIPMENT – 11.3%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	10,000	10,180
Adient Global Holdings Ltd.(1)	7.50	02/15/33	20,000	20,469
Adient Global Holdings Ltd.(1)	8.25	04/15/31	15,000	15,700
American Axle & Manufacturing, Inc.	5.00	10/01/29	15,000	14,584
American Axle & Manufacturing, Inc.(1)	6.38	10/15/32	20,000	19,973
American Axle & Manufacturing, Inc.	6.88	07/01/28	6,000	6,010
American Axle & Manufacturing, Inc.(1)	7.75	10/15/33	30,000	29,308
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	10,000	10,258
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	20,000	20,400
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	25,000	25,840
Clarios Global LP/Clarios US Finance Co.(1)	6.75	09/15/32	30,000	30,706

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 11.3% (Continued)
Cooper-Standard Automotive, Inc.(1)	9.25	03/01/31	$30,000	$28,846
Forvia SE(1)	6.75	09/15/33	15,000	15,051
Forvia SE(1)	8.00	06/15/30	10,000	10,523
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	20,000	20,892
Goodyear Tire & Rubber Co.	5.00	07/15/29	20,000	19,198
Goodyear Tire & Rubber Co.	5.25	04/30/31	13,000	11,856
Goodyear Tire & Rubber Co.	5.25	07/15/31	17,000	15,464
Goodyear Tire & Rubber Co.	5.63	04/30/33	9,000	8,076
Goodyear Tire & Rubber Co.	6.63	07/15/30	15,000	14,858
Phinia, Inc.(1)	6.63	10/15/32	10,000	10,253
Phinia, Inc.(1)	6.75	04/15/29	16,000	16,397
Tenneco, Inc.(1)	8.00	11/17/28	45,000	45,561
ZF North America Capital, Inc.(1)	6.75	04/23/30	20,000	19,877
ZF North America Capital, Inc.(1)	6.88	04/14/28	15,000	15,377
ZF North America Capital, Inc.(1)	6.88	04/23/32	15,000	14,688
ZF North America Capital, Inc.(1)	7.13	04/14/30	15,000	15,049
ZF North America Capital, Inc.(1)	7.50	03/24/31	40,000	40,079
				525,473
COMMERCIAL SERVICES – 2.2%
Belron UK Finance PLC(1)	5.75	10/15/29	30,000	30,320
Champions Financing, Inc.(1)	8.75	02/15/29	15,000	14,607
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	16,000	15,961
Upbound Group, Inc.(1)	6.38	02/15/29	10,000	9,890
Wand NewCo 3, Inc.(1)	7.63	01/30/32	30,000	31,248
				102,026
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	10,000	9,943
Velocity Vehicle Group LLC(1)	8.00	06/01/29	15,000	14,774
				24,717
ENTERTAINMENT – 20.5%
Affinity Interactive(1)	6.88	12/15/27	15,000	9,351
Allwyn Entertainment Financing UK PLC(1)	7.88	04/30/29	15,000	15,453
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	10,000	8,426
Boyne USA, Inc.(1)	4.75	05/15/29	17,000	16,679
Brightstar Lottery PLC(1)	5.25	01/15/29	15,000	14,943
Brightstar Lottery PLC/Brightstar Global Solutions Corp.(1)	5.75	01/15/33	20,000	19,623
Caesars Entertainment, Inc.(1)	4.63	10/15/29	30,000	28,973
Caesars Entertainment, Inc.(1)	6.00	10/15/32	25,000	22,431
Caesars Entertainment, Inc.(1)	6.50	02/15/32	35,000	34,040
Caesars Entertainment, Inc.(1)	7.00	02/15/30	53,000	53,839
Churchill Downs, Inc.(1)	4.75	01/15/28	20,000	19,837
Churchill Downs, Inc.(1)	5.75	04/01/30	27,000	26,928
Churchill Downs, Inc.(1)	6.75	05/01/31	15,000	15,361
Cinemark USA, Inc.(1)	5.25	07/15/28	16,000	15,949
Cinemark USA, Inc.(1)	7.00	08/01/32	15,000	15,513
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	15,000	14,633
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	15,000	14,710

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.5% (Continued)
Light & Wonder International, Inc.(1)	6.25	10/01/33	$25,000	$24,806
Light & Wonder International, Inc.(1)	7.25	11/15/29	11,000	11,256
Light & Wonder International, Inc.(1)	7.50	09/01/31	15,000	15,641
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	15,000	14,721
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	26,000	25,935
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	27,000	27,029
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	15,000	12,377
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	17,000	16,654
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	20,000	20,829
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	15,000	16,108
Motion Bondco DAC(1)	6.63	11/15/27	10,000	9,606
Motion FinCo. Sarl(1)	8.38	02/15/32	10,000	8,201
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	10,000	9,887
Penn Entertainment, Inc.(1)	4.13	07/01/29	12,000	11,428
Penn Entertainment, Inc.(1)	6.75	04/01/31	15,000	14,884
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	17,000	11,099
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	17,000	9,796
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	22,000	19,679
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	10,000	8,467
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	10,000	9,916
Rivers Enterprise Borrower LLC(1)	6.25	10/15/30	15,000	15,266
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	15,000	15,324
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	18,000	15,203
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	17,000	16,446
Six Flags Entertainment Corp.(1)	7.25	05/15/31	20,000	19,740
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	15,000	14,439
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	7,000	7,024
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(1)	8.63	01/15/32	25,000	25,430
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	20,000	20,367
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	11,000	10,975
Universal Entertainment Corp.(1)	9.88	08/01/29	10,000	9,616
Vail Resorts, Inc.(1)	5.63	07/15/30	10,000	9,952
Vail Resorts, Inc.(1)	6.50	05/15/32	15,000	15,311
Voyager Parent LLC(1)	9.25	07/01/32	43,000	45,752
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	17,000	16,896
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	20,000	20,110
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	25,000	26,473
				949,332
FOREST PRODUCTS & PAPER – 0.6%
Magnera Corp.(1)	4.75	11/15/29	10,000	9,168
Magnera Corp.(1)	7.25	11/15/31	20,000	18,746
				27,914

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.8%
Forestar Group, Inc.(1)	5.00	03/01/28	$5,000	$4,985
Forestar Group, Inc.(1)	6.50	03/15/33	15,000	15,100
Thor Industries, Inc.(1)	4.00	10/15/29	15,000	14,210
				34,295
INTERNET – 3.2%
Rakuten Group, Inc.(1),(2)	6.25	–	25,000	23,613
Rakuten Group, Inc.(1),(2)	8.13	–	15,000	15,336
Rakuten Group, Inc.(1)	9.75	04/15/29	50,000	54,896
Wayfair LLC(1)	6.75	11/15/32	20,000	20,234
Wayfair LLC(1)	7.25	10/31/29	20,000	20,508
Wayfair LLC(1)	7.75	09/15/30	15,000	15,573
				150,160
LEISURE TIME – 11.2%
Carnival Corp.(1)	5.13	05/01/29	30,000	29,926
Carnival Corp.(1)	5.75	03/15/30	25,000	25,376
Carnival Corp.(1)	5.75	08/01/32	75,000	75,471
Carnival Corp.(1)	5.88	06/15/31	25,000	25,369
Carnival Corp.(1)	6.13	02/15/33	50,000	50,760
Kingpin Intermediate Holdings LLC(1)	7.25	10/15/32	15,000	12,595
Life Time, Inc.(1)	6.00	11/15/31	10,000	10,157
Lindblad Expeditions LLC(1)	7.00	09/15/30	15,000	15,417
NCL Corp. Ltd.(1)	5.88	01/15/31	30,000	29,216
NCL Corp. Ltd.(1)	6.25	03/01/30	10,000	9,983
NCL Corp. Ltd.(1)	6.25	09/15/33	20,000	19,371
NCL Corp. Ltd.(1)	6.75	02/01/32	45,000	44,817
NCL Corp. Ltd.(1)	7.75	02/15/29	15,000	15,666
NCL Finance Ltd.(1)	6.13	03/15/28	12,000	12,182
Sabre Financial Borrower LLC(1)	11.13	06/15/29	25,000	25,684
Sabre GLBL, Inc.(1)	10.75	11/15/29	10,000	8,713
Sabre GLBL, Inc.(1)	10.75	03/15/30	13,000	11,237
Sabre GLBL, Inc.(1)	11.13	07/15/30	30,000	25,837
Viking Cruises Ltd.(1)	5.88	10/15/33	40,000	40,121
Viking Cruises Ltd.(1)	7.00	02/15/29	10,000	10,032
Viking Cruises Ltd.(1)	9.13	07/15/31	20,000	21,083
				519,013
LODGING – 12.0%
Boyd Gaming Corp.	4.75	12/01/27	25,000	24,900
Boyd Gaming Corp.(1)	4.75	06/15/31	23,000	22,185
Full House Resorts, Inc.(1)	8.25	02/15/28	13,000	12,357
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	15,000	15,241
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	37,000	33,904
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	20,000	19,312
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	27,000	25,589
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	25,000	24,826
Hilton Domestic Operating Co., Inc.(1)	5.50	03/31/34	25,000	24,831
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	25,000	25,182
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	15,000	15,215

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 12.0% (Continued)
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	$25,000	$25,329
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	10,000	10,192
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	15,000	13,894
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	20,000	19,367
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	20,000	20,243
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	12,000	11,482
Marriott Ownership Resorts, Inc.	4.75	01/15/28	10,000	9,865
Marriott Ownership Resorts, Inc.(1)	6.50	10/01/33	15,000	14,435
MGM Resorts International	4.75	10/15/28	20,000	19,818
MGM Resorts International	6.13	09/15/29	20,000	20,273
MGM Resorts International	6.50	04/15/32	20,000	20,264
Station Casinos LLC(1)	4.50	02/15/28	16,000	15,760
Station Casinos LLC(1)	4.63	12/01/31	15,000	14,132
Station Casinos LLC(1)	6.63	03/15/32	10,000	10,130
Travel + Leisure Co.(1)	4.50	12/01/29	15,000	14,501
Travel + Leisure Co.(1)	4.63	03/01/30	7,000	6,757
Travel + Leisure Co.(1)	6.13	09/01/33	15,000	14,874
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	15,000	14,765
Wyndham Hotels & Resorts, Inc.(1)	5.63	03/01/33	15,000	14,855
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	23,000	23,072
				557,550
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	10,000	10,216

REAL ESTATE – 4.9%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	15,200	15,217
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	10,000	9,548
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	14,000	13,727
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	15,000	16,026
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	16,000	16,010
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	10,000	10,532
Five Point Operating Co. LP(1)	8.00	10/01/30	10,000	10,261
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	10,000	10,423
Howard Hughes Corp.(1)	4.13	02/01/29	17,000	16,378
Howard Hughes Corp.(1)	4.38	02/01/31	15,000	14,053
Howard Hughes Corp.(1)	5.88	03/01/32	10,000	9,817
Howard Hughes Corp.(1)	6.13	03/01/34	15,000	14,711
Hunt Cos, Inc.(1)	5.25	04/15/29	16,000	15,510
Kennedy-Wilson, Inc.	4.75	03/01/29	14,000	13,917
Kennedy-Wilson, Inc.	4.75	02/01/30	13,000	12,837
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	14,949
Newmark Group, Inc.	7.50	01/12/29	10,000	10,533
				224,449
RETAIL – 18.7%
Academy Ltd.(1)	6.00	11/15/27	8,000	8,006
Advance Auto Parts, Inc.	1.75	10/01/27	10,000	9,554
Advance Auto Parts, Inc.	3.50	03/15/32	10,000	8,797

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.7% (Continued)
Advance Auto Parts, Inc.	3.90	04/15/30	$10,000	$9,385
Advance Auto Parts, Inc.	5.95	03/09/28	5,000	5,089
Advance Auto Parts, Inc.(1)	7.00	08/01/30	25,000	25,802
Advance Auto Parts, Inc.(1)	7.38	08/01/33	25,000	25,810
Asbury Automotive Group, Inc.	4.50	03/01/28	10,000	9,907
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	20,000	19,475
Asbury Automotive Group, Inc.	4.75	03/01/30	10,000	9,744
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	16,000	15,351
Bath & Body Works, Inc.	5.25	02/01/28	12,000	12,035
Bath & Body Works, Inc.(1)	6.63	10/01/30	22,000	22,309
Bath & Body Works, Inc.	6.75	07/01/36	15,000	14,603
Bath & Body Works, Inc.	6.88	11/01/35	20,000	19,750
Bath & Body Works, Inc.	6.95	03/01/33	5,000	4,862
Bath & Body Works, Inc.	7.50	06/15/29	10,000	10,155
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	15,000	15,782
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	23,000	22,406
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	32,000	31,024
Gap, Inc.(1)	3.63	10/01/29	22,000	20,771
Gap, Inc.(1)	3.88	10/01/31	17,000	15,564
Gee Automotive Holdings LLC(1)	7.25	03/01/31	5,000	5,088
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	15,000	14,315
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	15,000	13,808
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	10,000	10,161
Group 1 Automotive, Inc.(1)	4.00	08/15/28	17,000	16,560
Group 1 Automotive, Inc.(1)	6.38	01/15/30	15,000	15,252
Ken Garff Automotive LLC(1)	4.88	09/15/28	8,000	7,915
Kohl’s Corp.	5.13	05/01/31	12,000	9,824
Kohl’s Corp.	5.55	07/17/45	9,000	5,477
Kohl’s Corp.(1)	10.00	06/01/30	10,000	10,826
LCM Investments Holdings II LLC(1)	4.88	05/01/29	25,000	24,491
LCM Investments Holdings II LLC(1)	8.25	08/01/31	20,000	20,962
Lithia Motors, Inc.(1)	3.88	06/01/29	17,000	16,301
Lithia Motors, Inc.(1)	4.38	01/15/31	15,000	14,254
Lithia Motors, Inc.(1)	4.63	12/15/27	10,000	9,966
Lithia Motors, Inc.(1)	5.50	10/01/30	15,000	14,928
Macy’s Retail Holdings LLC	4.30	02/15/43	5,000	3,359
Macy’s Retail Holdings LLC	4.50	12/15/34	10,000	8,735
Macy’s Retail Holdings LLC	5.13	01/15/42	8,000	6,058
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	10,000	10,012
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	10,000	10,429
Men’s Wearhouse LLC(1)	9.00	02/01/31	10,000	10,589
Michaels Cos, Inc.(1)	8.50	03/15/33	50,000	49,416
Michaels Cos, Inc.(1)	11.00	03/15/34	20,000	19,324
Nordstrom, Inc.	4.25	08/01/31	10,000	9,211
Nordstrom, Inc.	4.38	04/01/30	12,000	11,411
Nordstrom, Inc.	5.00	01/15/44	24,000	16,805
Nordstrom, Inc.	6.95	03/15/28	8,000	8,199
Penske Automotive Group, Inc.	3.75	06/15/29	10,000	9,592

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.7% (Continued)
Petco Health & Wellness Co., Inc.(1)	8.25	02/01/31	$15,000	$15,158
PetSmart LLC/PetSmart Finance Corp.(1)	7.50	09/15/32	45,000	45,601
PetSmart LLC/PetSmart Finance Corp.(1)	10.00	09/15/33	20,000	20,215
Sally Holdings LLC/Sally Capital, Inc.	6.75	04/01/32	15,000	15,470
Sonic Automotive, Inc.(1)	4.63	11/15/29	13,000	12,724
Sonic Automotive, Inc.(1)	4.88	11/15/31	15,000	14,430
Victoria’s Secret & Co.(1)	4.63	07/15/29	15,000	14,462
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	10,000	10,477
				867,986
TOTAL CORPORATE BONDS (Cost – $4,568,844)				4,529,657

SHORT-TERM INVESTMENTS – 2.0%
TIME DEPOSITS – 2.0%
JP Morgan Chase, New York	2.98	05/01/26	90,671	90,671
TOTAL SHORT-TERM INVESTMENTS (Cost – $90,671)				90,671

TOTAL INVESTMENTS – 99.7% (Cost – $4,659,515)				$4,620,328
OTHER ASSETS LESS LIABILITIES – 0.3%				14,546
NET ASSETS – 100.0%				$4,634,874

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $3,984,685 and represents 86.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
AGRICULTURE – 1.0%
Darling Ingredients, Inc.(1)	6.00	06/15/30	$137,000	$138,275
Turning Point Brands, Inc.(1)	7.63	03/15/32	40,000	41,311
				179,586
BEVERAGES – 1.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	102,000	99,606
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	97,000	97,185
				196,791
CHEMICALS – 0.7%
Cerdia Finanz GmbH(1)	9.38	10/03/31	130,000	125,125

COSMETICS/PERSONAL CARE – 1.0%
Edgewell Personal Care Co.(1)	4.13	04/01/29	68,000	65,033
Edgewell Personal Care Co.(1)	5.50	06/01/28	102,000	101,854
				166,887
ELECTRIC – 33.4%
AES Corp.	6.95	07/15/55	70,000	68,339
AES Corp.	7.60	01/15/55	130,000	132,507
Alpha Generation LLC(1)	6.25	01/15/34	105,000	104,346
Alpha Generation LLC(1)	6.75	10/15/32	135,000	138,344
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	42,000	41,049
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	140,000	139,224
Clearway Energy Operating LLC(1)	3.75	02/15/31	125,000	117,036
Clearway Energy Operating LLC(1)	3.75	01/15/32	46,000	42,441
Clearway Energy Operating LLC(1)	4.75	03/15/28	115,000	114,325
Clearway Energy Operating LLC(1)	5.75	01/15/34	85,000	85,061
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	70,000	71,138
DPL LLC	4.35	04/15/29	52,000	50,544
Edison International	7.88	06/15/54	60,000	61,926
Edison International	8.13	06/15/53	70,000	71,855
Electricite de France SA(1),(2)	9.13	–	205,000	239,120
Emera US Finance LLC	6.65	10/01/56	55,000	55,160
Emera US Finance LLC	6.85	10/01/56	55,000	55,191
EUSHI Finance, Inc.	6.25	04/01/56	100,000	99,099
EUSHI Finance, Inc.	7.63	12/15/54	65,000	67,333
Hawaiian Electric Co., Inc.(1)	6.00	10/01/33	70,000	70,271
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	51,000	48,822
Long Ridge Energy LLC(1)	8.75	02/15/32	80,000	85,544
NRG Energy, Inc.(1)	3.38	02/15/29	71,000	67,864
NRG Energy, Inc.(1)	3.63	02/15/31	137,000	127,327
NRG Energy, Inc.(1)	3.88	02/15/32	65,000	60,177
NRG Energy, Inc.(1)	5.25	06/15/29	97,000	96,685
NRG Energy, Inc.	5.75	01/15/28	110,000	110,175
NRG Energy, Inc.(1)	5.75	07/15/29	110,000	110,009
NRG Energy, Inc.(1)	5.75	01/15/34	180,000	178,775
NRG Energy, Inc.(1)	5.88	05/15/34	145,000	144,544
NRG Energy, Inc.(1)	6.00	02/01/33	130,000	131,077
NRG Energy, Inc.(1)	6.00	01/15/36	330,000	327,903

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 33.4% (Continued)
NRG Energy, Inc.(1)	6.13	05/15/36	$145,000	$144,515
NRG Energy, Inc.(1)	6.25	11/01/34	125,000	126,535
PacifiCorp	7.13	08/15/56	150,000	149,566
PacifiCorp	7.38	09/15/55	115,000	116,657
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	86,000	84,538
PG&E Corp.	5.00	07/01/28	132,000	131,419
PG&E Corp.	5.25	07/01/30	147,000	145,584
PG&E Corp.	6.85	09/15/56	140,000	140,038
PG&E Corp.	7.38	03/15/55	200,000	205,840
Puget Energy, Inc.(1)	7.00	09/15/56	65,000	65,427
Puget Energy, Inc.(1)	7.25	09/15/56	60,000	60,367
Talen Energy Supply LLC(1)	6.25	02/01/34	190,000	188,698
Talen Energy Supply LLC(1)	6.50	02/01/36	175,000	175,755
TransAlta Corp.	5.88	02/01/34	55,000	55,005
TransAlta Corp.	6.50	03/15/40	40,000	40,070
TXNM Energy, Inc.(1)	7.00	07/31/56	45,000	44,880
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	74,000	73,494
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	100,000	104,043
XPLR Infrastructure Operating Partners LP(1)	7.75	04/15/34	105,000	110,110
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	115,000	122,938
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	130,000	139,369
				5,738,059
ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	113,000	108,778
Energizer Holdings, Inc.(1)	4.75	06/15/28	75,000	74,030
Energizer Holdings, Inc.(1)	6.00	09/15/33	55,000	52,665
				235,473
ENERGY-ALTERNATE SOURCES – 1.1%
TerraForm Power Operating LLC(1)	4.75	01/15/30	97,000	94,025
TerraForm Power Operating LLC(1)	5.00	01/31/28	97,000	96,101
				190,126
FOOD – 28.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	183,000	174,604
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	137,000	134,188
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.50	03/31/31	95,000	94,591
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.63	03/31/32	165,000	162,849
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.75	03/31/34	235,000	229,070
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	80,000	80,765
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	110,000	111,379
B&G Foods, Inc.	5.25	09/15/27	69,000	66,955
B&G Foods, Inc.(1)	8.00	09/15/28	110,000	109,158
C&S Group Enterprises LLC(1)	5.00	12/15/28	52,000	48,730
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	55,000	54,510
Chobani LLC/Chobani Finance Corp., Inc.(1)	6.38	04/15/34	110,000	112,305
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	70,000	72,347
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	70,000	72,340
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	60,000	62,200

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 28.0% (Continued)
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	$80,000	$79,170
Industrial F&B Investments III, Inc.(1)	7.75	02/11/33	110,000	111,247
Ingles Markets, Inc.(1)	4.00	06/15/31	46,000	43,507
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	7.13	04/30/33	70,000	70,900
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	135,000	141,286
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	130,000	124,637
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	95,000	89,529
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	72,000	71,548
Performance Food Group, Inc.(1)	4.25	08/01/29	137,000	132,920
Performance Food Group, Inc.(1)	5.63	03/01/34	145,000	142,074
Performance Food Group, Inc.(1)	6.13	09/15/32	140,000	142,089
Pilgrim’s Pride Corp.	3.50	03/01/32	120,000	109,678
Pilgrim’s Pride Corp.	4.25	04/15/31	105,000	100,998
Pilgrim’s Pride Corp.	6.25	07/01/33	94,000	98,682
Pilgrim’s Pride Corp.	6.88	05/15/34	70,000	76,124
Post Holdings, Inc.(1)	4.50	09/15/31	131,000	123,239
Post Holdings, Inc.(1)	4.63	04/15/30	193,000	187,632
Post Holdings, Inc.(1)	6.25	02/15/32	145,000	147,950
Post Holdings, Inc.(1)	6.25	10/15/34	170,000	167,971
Post Holdings, Inc.(1)	6.38	03/01/33	160,000	160,041
Post Holdings, Inc.(1)	6.50	03/15/36	175,000	174,009
Safeway, Inc.	7.25	02/01/31	35,000	36,932
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	115,000	111,032
United Natural Foods, Inc.(1)	6.75	10/15/28	50,000	50,072
US Foods, Inc.(1)	4.63	06/01/30	68,000	66,557
US Foods, Inc.(1)	4.75	02/15/29	125,000	123,724
US Foods, Inc.(1)	5.75	04/15/33	70,000	70,314
US Foods, Inc.(1)	6.88	09/15/28	65,000	66,454
US Foods, Inc.(1)	7.25	01/15/32	70,000	72,898
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	125,000	127,940
				4,807,145
GAS – 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	68,000	68,363
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	70,000	71,848
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	75,000	80,114
				220,325
HOME FURNISHINGS – 4.2%
Somnigroup International, Inc.(1)	3.88	10/15/31	110,000	101,803
Somnigroup International, Inc.(1)	4.00	04/15/29	107,000	103,578
Whirlpool Corp.	2.40	05/15/31	40,000	32,394
Whirlpool Corp.	4.50	06/01/46	67,000	45,101
Whirlpool Corp.	4.60	05/15/50	70,000	47,148
Whirlpool Corp.	4.70	05/14/32	40,000	35,160
Whirlpool Corp.	4.75	02/26/29	95,000	91,794
Whirlpool Corp.	5.15	03/01/43	35,000	26,333
Whirlpool Corp.	5.50	03/01/33	40,000	36,051

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 4.2% (Continued)
Whirlpool Corp.	5.75	03/01/34	$45,000	$40,744
Whirlpool Corp.	6.13	06/15/30	80,000	78,509
Whirlpool Corp.	6.50	06/15/33	85,000	81,503
				720,118
HOUSEHOLD PRODUCTS/WARES – 0.7%
ACCO Brands Corp.(1)	4.25	03/15/29	80,000	71,502
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	75,000	45,938
				117,440
HOUSEWARES – 6.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	105,000	87,230
Central Garden & Pet Co.	4.13	10/15/30	68,000	64,264
Central Garden & Pet Co.(1)	4.13	04/30/31	57,000	53,504
Central Garden & Pet Co.	5.13	02/01/28	40,000	39,861
Newell Brands, Inc.	6.38	09/15/27	64,000	64,641
Newell Brands, Inc.	6.38	05/15/30	105,000	102,903
Newell Brands, Inc.	6.63	09/15/29	68,000	68,000
Newell Brands, Inc.	6.63	05/15/32	70,000	68,000
Newell Brands, Inc.	7.38	04/01/36	57,000	54,340
Newell Brands, Inc.	7.50	04/01/46	90,000	77,748
Newell Brands, Inc.(1)	8.50	06/01/28	175,000	182,978
Scotts Miracle-Gro Co.	4.00	04/01/31	65,000	60,611
Scotts Miracle-Gro Co.	4.38	02/01/32	55,000	51,356
Scotts Miracle-Gro Co.	4.50	10/15/29	55,000	54,152
				1,029,588
LEISURE TIME – 0.7%
Acushnet Co.(1)	5.63	12/01/33	70,000	70,500
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	69,000	57,956
				128,456
PHARMACEUTICALS – 1.8%
BellRing Brands, Inc.(1)	7.00	03/15/30	115,000	116,864
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	80,000	75,278
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	7.75	05/01/33	110,000	112,418
				304,560
RETAIL – 15.5%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	98,000	94,488
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	217,000	213,082
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	403,000	383,615
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	102,000	100,776
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	75,000	75,767
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	160,000	162,920
Arko Corp.(1)	5.13	11/15/29	62,000	55,932
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	70,000	61,105
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	40,000	36,147
Brinker International, Inc.(1)	8.25	07/15/30	45,000	47,091
EG Global Finance PLC(1)	12.00	11/30/28	150,000	160,098

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 15.5% (Continued)
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	$114,000	$111,344
Ferrellgas LP/Ferrellgas Finance Corp.(1)	9.25	01/15/31	90,000	94,521
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1),(3)	7.00	08/15/28	6,000	2,940
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	103,000	102,879
Murphy Oil USA, Inc.(1)	3.75	02/15/31	67,000	62,621
Murphy Oil USA, Inc.	4.75	09/15/29	70,000	69,318
Murphy Oil USA, Inc.	5.63	05/01/27	40,000	40,092
Papa John’s International, Inc.(1)	3.88	09/15/29	52,000	50,034
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	87,000	83,588
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	6.50	12/15/35	50,000	49,633
Yum! Brands, Inc.	3.63	03/15/31	143,000	133,283
Yum! Brands, Inc.	4.63	01/31/32	153,000	147,281
Yum! Brands, Inc.(1)	4.75	01/15/30	109,000	108,004
Yum! Brands, Inc.	5.35	11/01/43	40,000	38,331
Yum! Brands, Inc.	5.38	04/01/32	135,000	135,184
Yum! Brands, Inc.	6.88	11/15/37	45,000	49,836
				2,669,910
TOTAL CORPORATE BONDS (Cost – $16,926,046)				16,829,589

SHORT-TERM INVESTMENTS – 3.6%
TIME DEPOSITS – 3.6%
JP Morgan Chase, New York	2.98	05/01/26	614,180	614,180
TOTAL SHORT-TERM INVESTMENTS (Cost – $614,180)				614,180

TOTAL INVESTMENTS – 101.5% (Cost – $17,540,226)				$17,443,769
OTHER ASSETS LESS LIABILITIES – (1.5)%				(254,740)
NET ASSETS – 100.0%				$17,189,029

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $12,681,611 and represents 73.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
UNITED STATES(a) – 99.9%
BondBloxx B Rated USD High Yield Corporate Bond ETF	30,993	$1,220,039
BondBloxx BB Rated USD High Yield Corporate Bond ETF	29,676	1,217,974
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	25,017	931,383
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	84,076	3,117,538
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	46,403	1,768,650
BondBloxx USD High Yield Bond Energy Sector ETF	102,710	4,045,747
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	91,789	3,429,696
BondBloxx USD High Yield Bond Healthcare Sector ETF	68,320	2,431,509
BondBloxx USD High Yield Bond Industrial Sector ETF	176,560	6,671,302
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	164,582	5,609,778
TOTAL EXCHANGE-TRADED FUNDS (Cost – $29,991,992)		30,443,616

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo, Tokyo	2.98	05/01/26	$96,964	96,964
TOTAL SHORT-TERM INVESTMENTS (Cost – $96,964)				96,964

TOTAL INVESTMENTS – 100.2% (Cost – $30,088,956)				$30,540,580
OTHER ASSETS LESS LIABILITIES – (0.2)%				(74,557)
NET ASSETS – 100.0%				$30,466,023

(a)	Represents investments in Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$337,000	$316,438
Lamar Media Corp.	3.75	02/15/28	325,000	318,888
Lamar Media Corp.	4.00	02/15/30	248,000	237,950
Lamar Media Corp.	4.88	01/15/29	215,000	213,774
Lamar Media Corp.(1)	5.38	11/01/33	171,000	169,343
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	246,000	257,443
				1,513,836
AEROSPACE/DEFENSE – 2.2%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	370,000	381,427
ATI, Inc.	4.88	10/01/29	210,000	208,727
ATI, Inc.	5.13	10/01/31	185,000	184,425
ATI, Inc.	5.88	12/01/27	165,000	165,295
ATI, Inc.	7.25	08/15/30	225,000	234,494
Bombardier, Inc.(1)	6.75	06/15/33	395,000	412,361
Bombardier, Inc.(1)	7.00	06/01/32	398,000	415,947
Bombardier, Inc.(1)	7.25	07/01/31	393,000	414,002
Bombardier, Inc.(1)	7.45	05/01/34	270,000	297,630
Bombardier, Inc.(1)	7.50	02/01/29	390,000	405,411
Bombardier, Inc.(1)	8.75	11/15/30	360,000	382,667
Moog, Inc.(1)	5.50	10/15/34	275,000	275,933
TransDigm, Inc.(1)	6.00	01/15/33	756,000	763,889
TransDigm, Inc.(1)	6.25	01/31/34	275,000	281,391
TransDigm, Inc.(1)	6.38	03/01/29	1,450,000	1,480,747
TransDigm, Inc.(1)	6.63	03/01/32	1,135,000	1,167,850
TransDigm, Inc.(1)	6.75	08/15/28	1,112,000	1,128,411
TransDigm, Inc.(1)	6.88	12/15/30	750,000	773,576
TransDigm, Inc.(1)	7.13	12/01/31	509,000	528,098
				9,902,281
AGRICULTURE – 0.2%
Darling Ingredients, Inc.(1)	6.00	06/15/30	531,000	535,943
Turning Point Brands, Inc.(1)	7.63	03/15/32	165,000	170,405
				706,348
AIRLINES – 0.7%
Allegiant Travel Co.(1)	7.25	08/15/27	220,000	221,576
American Airlines, Inc.(1)	7.25	02/15/28	402,000	407,612
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	1,545,000	1,547,177
United Airlines Holdings, Inc.	4.88	03/01/29	520,000	513,532
United Airlines Holdings, Inc.	5.38	03/01/31	530,000	523,038
				3,212,935
APPAREL – 0.4%
Crocs, Inc.(1)	4.13	08/15/31	175,000	162,948
Crocs, Inc.(1)	4.25	03/15/29	175,000	170,003
Kontoor Brands, Inc.(1)	4.13	11/15/29	215,000	205,584
Levi Strauss & Co.(1)	3.50	03/01/31	275,000	253,299
VF Corp.	2.95	04/23/30	390,000	354,111

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.4% (Continued)
VF Corp.	6.00	10/15/33	$155,000	$155,509
VF Corp.	6.45	11/01/37	160,000	153,904
William Carter Co.(1)	7.38	02/15/31	315,000	324,201
				1,779,559
AUTO MANUFACTURERS – 1.9%
Allison Transmission, Inc.(1)	3.75	01/30/31	435,000	408,940
Allison Transmission, Inc.(1)	4.75	10/01/27	213,000	212,729
Allison Transmission, Inc.(1)	5.88	06/01/29	285,000	287,888
Allison Transmission, Inc.(1)	5.88	12/01/33	320,000	323,783
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	275,000	272,531
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	210,000	208,331
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	294,000	294,915
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	200,000	185,575
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	320,000	303,635
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	225,000	224,433
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	165,000	161,632
Nissan Motor Acceptance Co. LLC(1)	5.63	09/29/28	363,000	361,171
Nissan Motor Acceptance Co. LLC(1)	6.13	09/30/30	655,000	645,447
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	367,000	376,577
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	1,285,000	1,270,761
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	1,249,000	1,167,589
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	550,000	568,793
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	395,000	412,127
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	660,000	696,942
				8,383,799
AUTO PARTS & EQUIPMENT – 1.4%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	274,000	278,928
American Axle & Manufacturing, Inc.(1)	6.38	10/15/32	451,000	450,404
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	275,000	282,086
Cyprium Corp./Cyprium Holdings Luxembourg Sarl(1)	6.13	04/15/31	425,000	428,997
Cyprium Corp./Cyprium Holdings Luxembourg Sarl(1)	6.38	04/15/34	425,000	425,523
Forvia SE(1)	6.75	09/15/33	275,000	275,934
Forvia SE(1)	8.00	06/15/30	255,000	268,335
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	425,000	443,959
Phinia, Inc.(1)	6.63	10/15/32	257,000	263,510
Phinia, Inc.(1)	6.75	04/15/29	230,000	235,702
Qnity Electronics, Inc.(1)	5.75	08/15/32	490,000	495,327
Qnity Electronics, Inc.(1)	6.25	08/15/33	400,000	409,750
ZF North America Capital, Inc.(1)	6.75	04/23/30	390,000	387,610
ZF North America Capital, Inc.(1)	6.88	04/14/28	310,000	317,790
ZF North America Capital, Inc.(1)	6.88	04/23/32	393,000	384,821
ZF North America Capital, Inc.(1)	7.13	04/14/30	352,000	353,148
ZF North America Capital, Inc.(1)	7.50	03/24/31	735,000	736,450
				6,438,274

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 0.2%
Dresdner Funding Trust I(1)	8.15	06/30/31	$500,000	$541,508
Popular, Inc.	7.25	03/13/28	219,000	227,689
Walker & Dunlop, Inc.(1)	6.63	04/01/33	220,000	218,915
				988,112
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	394,000	384,753

BIOTECHNOLOGY – 0.4%
BioMarin Pharmaceutical, Inc.(1)	5.50	02/15/34	465,000	461,960
Genmab AS/Genmab Finance LLC(1)	6.25	12/15/32	750,000	770,119
Genmab AS/Genmab Finance LLC(1)	7.25	12/15/33	550,000	573,742
				1,805,821
BUILDING MATERIALS – 2.6%
Boise Cascade Co.(1)	4.88	07/01/30	220,000	216,614
Builders FirstSource, Inc.(1)	4.25	02/01/32	690,000	640,815
Builders FirstSource, Inc.(1)	5.00	03/01/30	290,000	284,003
Builders FirstSource, Inc.(1)	6.38	06/15/32	378,000	380,937
Builders FirstSource, Inc.(1)	6.38	03/01/34	465,000	463,273
Builders FirstSource, Inc.(1)	6.75	05/15/35	390,000	394,340
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	1,475,000	1,511,918
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	245,000	253,456
James Hardie International Finance DAC(1)	5.00	01/15/28	211,000	210,501
Knife River Corp.(1)	7.75	05/01/31	235,000	244,821
Masterbrand, Inc.(1)	7.00	07/15/32	370,000	368,285
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	355,000	351,118
Quikrete Holdings, Inc.(1)	6.38	03/01/32	2,100,000	2,134,457
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	555,000	554,938
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	585,000	612,871
Standard Building Solutions, Inc.(1)	5.88	03/15/34	325,000	317,183
Standard Building Solutions, Inc.(1)	6.25	08/01/33	655,000	655,314
Standard Building Solutions, Inc.(1)	6.50	08/15/32	532,000	537,679
Standard Industries, Inc./NY(1)	3.38	01/15/31	550,000	499,585
Standard Industries, Inc./NY(1)	4.38	07/15/30	785,000	749,950
Standard Industries, Inc./NY(1)	4.75	01/15/28	559,000	556,190
				11,938,248
CHEMICALS – 3.0%
Ashland, Inc.(1)	3.38	09/01/31	255,000	227,650
Ashland, Inc.	6.88	05/15/43	133,000	132,018
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	265,000	275,504
Axalta Coating Systems LLC(1)	3.38	02/15/29	335,000	319,205
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	285,000	283,891
Celanese US Holdings LLC	6.50	04/15/30	397,000	406,359
Celanese US Holdings LLC	6.75	04/15/33	570,000	587,475
Celanese US Holdings LLC	6.85	11/15/28	396,000	414,453
Celanese US Holdings LLC	7.00	02/15/31	310,000	322,767
Celanese US Holdings LLC	7.05	11/15/30	533,000	572,482
Celanese US Holdings LLC	7.17	07/15/27	286,000	293,835

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.0% (Continued)
Celanese US Holdings LLC	7.20	11/15/33	$495,000	$535,483
Celanese US Holdings LLC	7.33	07/15/29	370,000	388,356
Celanese US Holdings LLC	7.38	02/15/34	410,000	429,563
Celanese US Holdings LLC	7.38	07/15/32	540,000	572,658
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	290,000	290,029
Element Solutions, Inc.(1)	3.88	09/01/28	405,000	395,117
FMC Corp.	3.45	10/01/29	239,000	216,422
FMC Corp.	4.50	10/01/49	255,000	159,470
FMC Corp.	5.65	05/18/33	245,000	216,737
FMC Corp.	6.38	05/18/53	245,000	184,998
FMC Corp.	8.45	11/01/55	427,000	283,278
HB Fuller Co.	4.25	10/15/28	165,000	161,930
Huntsman International LLC	2.95	06/15/31	215,000	183,722
Huntsman International LLC	4.50	05/01/29	420,000	402,495
Huntsman International LLC	5.70	10/15/34	149,000	139,948
INEOS Finance PLC(1)	6.75	05/15/28	215,000	216,103
INEOS Finance PLC(1)	7.50	04/15/29	402,000	397,352
Ingevity Corp.(1)	3.88	11/01/28	295,000	285,118
Methanex Corp.	5.13	10/15/27	365,000	365,388
Methanex Corp.	5.25	12/15/29	374,000	371,892
Methanex Corp.	5.65	12/01/44	165,000	151,120
Methanex US Operations, Inc.(1)	6.25	03/15/32	290,000	298,605
Minerals Technologies, Inc.(1)	5.00	07/01/28	220,000	218,837
NOVA Chemicals Corp.(1)	4.25	05/15/29	295,000	287,603
NOVA Chemicals Corp.(1)	5.25	06/01/27	555,000	555,126
NOVA Chemicals Corp.(1)	7.00	12/01/31	195,000	206,720
NOVA Chemicals Corp.(1)	9.00	02/15/30	330,000	348,443
Olin Corp.	5.00	02/01/30	285,000	276,403
Olin Corp.	5.63	08/01/29	305,000	303,147
Olin Corp.(1)	6.63	04/01/33	330,000	327,326
Solstice Advanced Materials, Inc.(1)	5.63	09/30/33	505,000	502,527
				13,507,555
COAL – 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	196,000	205,055
SunCoke Energy, Inc.(1)	4.88	06/30/29	265,000	244,532
				449,587
COMMERCIAL SERVICES – 4.5%
ADT Security Corp.(1)	4.13	08/01/29	530,000	510,036
ADT Security Corp.(1)	4.88	07/15/32	389,000	370,701
ADT Security Corp.(1)	5.88	10/15/33	496,000	489,114
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	730,000	754,470
AMN Healthcare, Inc.(1)	4.00	04/15/29	175,000	167,391
AMN Healthcare, Inc.(1)	6.50	01/15/31	220,000	219,350
APi Group DE, Inc.(1)	4.13	07/15/29	187,000	182,383
APi Group DE, Inc.(1)	4.75	10/15/29	152,000	149,657
Belron UK Finance PLC(1)	5.75	10/15/29	565,000	571,029
Block, Inc.	3.50	06/01/31	525,000	477,112

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.5% (Continued)
Block, Inc.(1)	5.63	08/15/30	$650,000	$651,023
Block, Inc.(1)	6.00	08/15/33	505,000	504,432
Block, Inc.	6.50	05/15/32	1,005,000	1,024,692
Brink’s Co.(1)	4.63	10/15/27	284,000	282,838
Brink’s Co.(1)	6.50	06/15/29	212,000	217,065
Brink’s Co.(1)	6.75	06/15/32	213,000	218,685
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	480,000	463,956
CompoSecure Holdings LLC(1)	5.63	02/01/33	480,000	470,746
CoreCivic, Inc.	8.25	04/15/29	272,000	283,520
Dcli Bidco LLC(1)	7.75	11/15/29	220,000	226,743
Deluxe Corp.(1)	8.13	09/15/29	215,000	224,477
GEO Group, Inc.	8.63	04/15/29	355,000	369,552
Graham Holdings Co.(1)	5.63	12/01/33	265,000	262,961
Grand Canyon University	5.13	10/01/28	170,000	168,857
Herc Holdings, Inc.(1)	5.75	03/15/31	305,000	305,914
Herc Holdings, Inc.(1)	6.00	03/15/34	375,000	372,227
Herc Holdings, Inc.(1)	6.63	06/15/29	415,000	425,458
Herc Holdings, Inc.(1)	7.00	06/15/30	889,000	925,429
Herc Holdings, Inc.(1)	7.25	06/15/33	525,000	550,110
Korn Ferry(1)	4.63	12/15/27	215,000	213,785
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	530,000	519,997
Service Corp. International/US	3.38	08/15/30	433,000	403,000
Service Corp. International/US	4.00	05/15/31	426,000	402,738
Service Corp. International/US	4.63	12/15/27	300,000	297,985
Service Corp. International/US	5.13	06/01/29	382,000	381,457
Service Corp. International/US	5.75	10/15/32	424,000	428,268
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	875,000	873,949
TriNet Group, Inc.(1)	3.50	03/01/29	250,000	232,563
TriNet Group, Inc.(1)	7.13	08/15/31	218,000	216,664
United Rentals North America, Inc.	3.75	01/15/32	405,000	376,312
United Rentals North America, Inc.	3.88	11/15/27	390,000	385,065
United Rentals North America, Inc.	3.88	02/15/31	565,000	535,413
United Rentals North America, Inc.	4.00	07/15/30	415,000	398,144
United Rentals North America, Inc.	4.88	01/15/28	855,000	854,002
United Rentals North America, Inc.	5.25	01/15/30	360,000	360,985
United Rentals North America, Inc.(1)	5.38	11/15/33	785,000	776,905
United Rentals North America, Inc.(1)	6.13	03/15/34	565,000	581,284
WEX, Inc.(1)	6.50	03/15/33	300,000	299,003
				20,377,447
COMPUTERS – 1.2%
Amentum Holdings, Inc.(1)	7.25	08/01/32	530,000	548,926
CACI International, Inc.(1)	6.38	06/15/33	785,000	803,607
Crane NXT Co.	4.20	03/15/48	165,000	107,859
Crowdstrike Holdings, Inc.	3.00	02/15/29	380,000	362,315
Everforth, Inc.(1)	4.63	05/15/28	300,000	280,695
Insight Enterprises, Inc.(1)	6.63	05/15/32	275,000	272,916
KBR, Inc.(1)	4.75	09/30/28	135,000	132,914
NCR Atleos Corp.(1)	9.50	04/01/29	695,000	739,766

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.2% (Continued)
Science Applications International Corp.(1)	4.88	04/01/28	$215,000	$213,688
Science Applications International Corp.(1)	5.88	11/01/33	280,000	276,475
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	222,000	216,399
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	180,000	183,545
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	200,000	204,485
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	255,000	266,660
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	251,000	263,090
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	338,850	377,063
				5,250,403
COSMETICS/PERSONAL CARE – 0.4%
Edgewell Personal Care Co.(1)	4.13	04/01/29	291,000	278,304
Edgewell Personal Care Co.(1)	5.50	06/01/28	350,000	349,499
Perrigo Finance Unlimited Co.	4.90	12/15/44	155,000	113,387
Perrigo Finance Unlimited Co.	5.15	06/15/30	360,000	341,649
Perrigo Finance Unlimited Co.	6.13	09/30/32	390,000	367,270
Prestige Brands, Inc.(1)	3.75	04/01/31	320,000	295,757
Prestige Brands, Inc.(1)	5.13	01/15/28	220,000	219,801
				1,965,667
DISTRIBUTION/WHOLESALE – 0.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	214,000	204,383
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	373,000	368,684
RB Global Holdings, Inc.(1)	6.75	03/15/28	310,000	314,590
RB Global Holdings, Inc.(1)	7.75	03/15/31	413,000	429,326
Resideo Funding, Inc.(1)	4.00	09/01/29	170,000	162,261
Resideo Funding, Inc.(1)	6.50	07/15/32	280,000	282,925
				1,762,169
DIVERSIFIED FINANCIAL SERVICES – 6.3%
Ally Financial, Inc.	6.65	01/17/40	239,000	235,480
Ally Financial, Inc.	6.70	02/14/33	265,000	273,761
Azorra Finance Ltd.(1)	6.25	02/15/34	220,000	211,935
Azorra Finance Ltd.(1)	7.25	01/15/31	290,000	297,263
Azorra Finance Ltd.(1)	7.75	04/15/30	295,000	305,819
Bread Financial Holdings, Inc.(1)	6.75	05/15/31	265,000	271,067
Burford Capital Global Finance LLC(1)	6.25	04/15/28	190,000	185,340
Burford Capital Global Finance LLC(1)	6.88	04/15/30	245,000	227,557
Burford Capital Global Finance LLC(1)	7.50	07/15/33	260,000	213,928
Burford Capital Global Finance LLC(1)	8.50	01/15/34	270,000	228,425
Burford Capital Global Finance LLC(1)	9.25	07/01/31	290,000	270,266
Coinbase Global, Inc.(1)	3.38	10/01/28	480,000	460,533
Coinbase Global, Inc.(1)	3.63	10/01/31	405,000	355,283
Credit Acceptance Corp.(1)	6.63	03/15/30	268,000	267,607
Credit Acceptance Corp.(1)	9.25	12/15/28	310,000	323,658
Encore Capital Group, Inc.(1)	6.63	04/15/31	276,000	280,684
Encore Capital Group, Inc.(1)	8.50	05/15/30	265,000	283,166
Encore Capital Group, Inc.(1)	9.25	04/01/29	238,000	249,008
EZCORP, Inc.(1)	7.38	04/01/32	170,000	180,142
GGAM Finance Ltd.(1)	5.88	03/15/30	220,000	222,171

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3% (Continued)
GGAM Finance Ltd.(1)	6.88	04/15/29	$221,000	$226,333
GGAM Finance Ltd.(1)	8.00	06/15/28	279,000	290,799
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	510,000	517,936
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	285,000	276,963
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	835,000	839,866
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	1,085,000	1,115,218
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	730,000	757,288
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	470,000	451,167
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	280,000	274,107
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	264,999	277,465
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	195,000	205,304
Navient Corp.	4.88	03/15/28	266,000	259,502
Navient Corp.	5.50	03/15/29	375,000	360,632
Navient Corp.	5.63	08/01/33	351,000	299,061
Navient Corp.	7.88	06/15/32	225,000	216,863
Navient Corp.	9.38	07/25/30	265,000	275,174
Navient Corp.	11.50	03/15/31	245,000	263,120
OneMain Finance Corp.	3.88	09/15/28	330,000	319,309
OneMain Finance Corp.	4.00	09/15/30	450,000	414,193
OneMain Finance Corp.	5.38	11/15/29	357,000	352,110
OneMain Finance Corp.	6.13	05/15/30	400,000	400,041
OneMain Finance Corp.	6.50	03/15/33	425,000	416,524
OneMain Finance Corp.	6.63	01/15/28	395,000	400,820
OneMain Finance Corp.	6.63	05/15/29	456,000	464,429
OneMain Finance Corp.	6.75	03/15/32	321,000	321,309
OneMain Finance Corp.	6.75	09/15/33	535,000	526,894
OneMain Finance Corp.	7.13	11/15/31	372,000	377,453
OneMain Finance Corp.	7.13	09/15/32	380,000	385,817
OneMain Finance Corp.	7.50	05/15/31	405,000	415,473
OneMain Finance Corp.	7.88	03/15/30	361,000	376,541
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	341,000	326,021
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	275,000	261,878
PennyMac Financial Services, Inc.(1)	6.75	02/15/34	310,000	300,314
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	430,000	425,612
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	480,000	472,377
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	330,000	334,527
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	401,000	416,298
PRA Group, Inc.(1)	5.00	10/01/29	194,000	184,294
PRA Group, Inc.(1)	8.38	02/01/28	233,000	236,821
PRA Group, Inc.(1)	8.88	01/31/30	266,000	275,407
Rocket Cos, Inc.(1)	6.13	08/01/30	1,020,000	1,035,657
Rocket Cos, Inc.(1)	6.38	08/01/33	1,025,000	1,038,781
Rocket Cos, Inc.(1)	6.50	08/01/29	393,000	400,836
Rocket Cos, Inc.(1)	7.13	02/01/32	516,000	533,676
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	385,000	369,732
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	665,000	617,768
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	450,000	405,788

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3% (Continued)
SLM Corp.	6.50	01/31/30	$266,000	$268,718
Stonebriar ABF Issuer LLC(1)	8.13	12/15/30	400,000	420,376
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	305,000	315,539
StoneX Group, Inc.(1)	7.88	03/01/31	290,000	305,541
Synchrony Financial	7.25	02/02/33	385,000	399,359
United Wholesale Mortgage LLC(1)	5.50	04/15/29	375,000	358,072
United Wholesale Mortgage LLC(1)	5.75	06/15/27	275,000	274,046
UWM Holdings LLC(1)	6.25	03/15/31	550,000	510,428
UWM Holdings LLC(1)	6.63	02/01/30	425,000	408,216
				28,316,886
ELECTRIC – 4.1%
AES Corp.	6.95	07/15/55	235,000	229,424
AES Corp.	7.60	01/15/55	505,000	514,739
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	150,000	146,604
Clearway Energy Operating LLC(1)	3.75	02/15/31	470,000	440,056
Clearway Energy Operating LLC(1)	3.75	01/15/32	185,000	170,688
Clearway Energy Operating LLC(1)	4.75	03/15/28	458,000	455,311
Clearway Energy Operating LLC(1)	5.75	01/15/34	305,000	305,217
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	291,000	295,729
DPL LLC/Ohio	4.35	04/15/29	201,000	195,374
Edison International	7.88	06/15/54	240,000	247,703
Edison International	8.13	06/15/53	260,000	266,888
Electricite de France SA(1),(2)	9.13	–	785,000	915,656
Emera US Finance LLC	6.65	10/01/56	205,000	205,597
Emera US Finance LLC	6.85	10/01/56	185,000	185,641
EUSHI Finance, Inc.	6.25	04/01/56	426,000	422,164
EUSHI Finance, Inc.	7.63	12/15/54	239,000	247,579
Hawaiian Electric Co., Inc.(1)	6.00	10/01/33	265,000	266,026
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	185,000	177,099
NRG Energy, Inc.(1)	3.38	02/15/29	249,000	238,002
NRG Energy, Inc.(1)	3.63	02/15/31	586,000	544,624
NRG Energy, Inc.(1)	3.88	02/15/32	284,000	262,927
NRG Energy, Inc.(1)	5.25	06/15/29	380,000	378,764
NRG Energy, Inc.	5.75	01/15/28	402,000	402,639
NRG Energy, Inc.(1)	5.75	07/15/29	435,000	435,034
NRG Energy, Inc.(1)	5.75	01/15/34	665,000	660,473
NRG Energy, Inc.(1)	5.88	05/15/34	450,000	448,586
NRG Energy, Inc.(1)	6.00	02/01/33	490,000	494,061
NRG Energy, Inc.(1)	6.00	01/15/36	1,275,000	1,266,900
NRG Energy, Inc.(1)	6.13	05/15/36	500,000	498,328
NRG Energy, Inc.(1)	6.25	11/01/34	505,000	511,201
PacifiCorp	7.13	08/15/56	605,000	603,250
PacifiCorp	7.38	09/15/55	415,000	420,981
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	340,000	334,220
PG&E Corp.	5.00	07/01/28	530,000	527,669
PG&E Corp.	5.25	07/01/30	530,000	524,894
PG&E Corp.	6.85	09/15/56	530,000	530,143
PG&E Corp.	7.38	03/15/55	745,000	766,755

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.1% (Continued)
Puget Energy, Inc.(1)	7.00	09/15/56	$215,000	$216,413
Puget Energy, Inc.(1)	7.25	09/15/56	240,000	241,467
TransAlta Corp.	5.88	02/01/34	155,000	155,014
TransAlta Corp.	6.50	03/15/40	190,000	190,333
TXNM Energy, Inc.(1)	7.00	07/31/56	185,000	184,507
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	305,000	302,915
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	378,000	393,282
XPLR Infrastructure Operating Partners LP(1)	7.75	04/15/34	400,000	419,468
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	440,000	470,371
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	431,000	462,062
				18,572,778
ELECTRICAL COMPONENTS & EQUIPMENT – 0.7%
EnerSys(1)	4.38	12/15/27	165,000	162,988
EnerSys(1)	6.63	01/15/32	165,000	170,005
WESCO Distribution, Inc.(1)	5.25	04/15/31	330,000	330,619
WESCO Distribution, Inc.(1)	5.50	04/15/34	470,000	469,966
WESCO Distribution, Inc.(1)	6.38	03/15/29	480,000	490,049
WESCO Distribution, Inc.(1)	6.38	03/15/33	371,000	383,481
WESCO Distribution, Inc.(1)	6.63	03/15/32	450,000	466,612
WESCO Distribution, Inc.(1)	7.25	06/15/28	670,000	672,043
				3,145,763
ELECTRONICS – 0.8%
Atkore, Inc.(1)	4.25	06/01/31	205,000	195,726
Coherent Corp.(1)	5.00	12/15/29	525,000	519,698
Ingram Micro, Inc.(1)	4.75	05/15/29	1,065,000	1,047,376
Sensata Technologies BV(1)	4.00	04/15/29	310,000	301,816
Sensata Technologies BV(1)	5.88	09/01/30	265,000	267,225
Sensata Technologies, Inc.(1)	3.75	02/15/31	399,999	371,806
Sensata Technologies, Inc.(1)	4.38	02/15/30	255,000	247,409
Sensata Technologies, Inc.(1)	6.63	07/15/32	235,000	242,652
TTM Technologies, Inc.(1)	4.00	03/01/29	265,000	256,542
				3,450,250
ENERGY-ALTERNATE SOURCES – 0.2%
TerraForm Power Operating LLC(1)	4.75	01/15/30	374,000	362,528
TerraForm Power Operating LLC(1)	5.00	01/31/28	370,000	366,571
				729,099
ENGINEERING & CONSTRUCTION – 0.8%
AECOM(1)	6.00	08/01/33	640,000	645,711
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	235,000	240,941
Fluor Corp.	4.25	09/15/28	250,000	247,448
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	220,000	219,801
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	146,000	154,624
HTA Group Ltd./Mauritius(1)	6.75	04/01/31	250,000	254,641
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	430,000	443,050
TopBuild Corp.(1)	3.63	03/15/29	195,000	193,957
TopBuild Corp.(1)	4.13	02/15/32	260,000	260,176

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.8% (Continued)
TopBuild Corp.(1)	5.63	01/31/34	$405,000	$410,496
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	200,000	195,856
Weekley Homes LLC/Weekley Finance Corp.(1)	6.75	01/15/34	275,000	272,177
				3,538,878
ENTERTAINMENT – 3.1%
Allwyn Entertainment Financing UK PLC(1)	7.88	04/30/29	325,000	334,813
Brightstar Lottery PLC(1)	5.25	01/15/29	360,000	358,623
Brightstar Lottery PLC/Brightstar Global Solutions Corp.(1)	5.75	01/15/33	410,000	402,269
Caesars Entertainment, Inc.(1)	6.50	02/15/32	810,000	787,790
Caesars Entertainment, Inc.(1)	7.00	02/15/30	990,000	1,005,665
Cinemark USA, Inc.(1)	5.25	07/15/28	370,000	368,812
Cinemark USA, Inc.(1)	7.00	08/01/32	275,000	284,400
Discovery Global Holdings, Inc.	4.05	03/15/29	680,000	662,204
Discovery Global Holdings, Inc.	4.28	03/15/32	1,435,000	1,301,516
Discovery Global Holdings, Inc.	4.28	03/15/32	145,000	117,905
Discovery Global Holdings, Inc.	5.05	03/15/42	2,140,000	1,532,304
Discovery Global Holdings, Inc.	5.14	03/15/52	505,000	332,669
Light & Wonder International, Inc.(1)	6.25	10/01/33	535,000	530,853
Light & Wonder International, Inc.(1)	7.25	11/15/29	240,000	245,589
Light & Wonder International, Inc.(1)	7.50	09/01/31	300,000	312,812
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	265,000	260,064
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	505,000	503,743
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	585,000	585,635
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	501,000	448,145
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	165,000	139,703
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	235,000	233,040
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	467,000	475,566
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	183,000	182,586
Vail Resorts, Inc.(1)	5.63	07/15/30	250,000	248,799
Vail Resorts, Inc.(1)	6.50	05/15/32	320,000	326,629
Voyager Parent LLC(1)	9.25	07/01/32	838,000	891,630
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	388,000	385,639
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	435,000	437,388
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	480,000	508,278
				14,205,069
ENVIRONMENTAL CONTROL – 0.7%
Clean Harbors, Inc.(1)	5.13	07/15/29	157,000	155,936
Clean Harbors, Inc.(1)	5.75	10/15/33	405,000	409,093
Clean Harbors, Inc.(1)	6.38	02/01/31	265,000	269,903
GFL Environmental Holdings US, Inc.(1)	5.50	02/01/34	540,000	531,861
GFL Environmental, Inc.(1)	4.00	08/01/28	385,000	376,521
GFL Environmental, Inc.(1)	4.38	08/15/29	281,000	275,092
GFL Environmental, Inc.(1)	4.75	06/15/29	400,000	395,552
GFL Environmental, Inc.(1)	6.75	01/15/31	515,000	534,588
Wrangler Holdco Corp.(1)	6.63	04/01/32	270,000	278,750
				3,227,296

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	$695,000	$663,113
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	540,000	528,916
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.50	03/31/31	345,000	343,515
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.63	03/31/32	619,000	610,929
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.75	03/31/34	895,000	872,417
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	320,000	323,061
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	385,000	389,828
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	225,000	222,994
Ingles Markets, Inc.(1)	4.00	06/15/31	190,000	179,704
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	435,000	417,055
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	422,000	397,699
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	265,000	263,338
Performance Food Group, Inc.(1)	4.25	08/01/29	532,000	516,157
Performance Food Group, Inc.(1)	5.63	03/01/34	565,000	553,599
Performance Food Group, Inc.(1)	6.13	09/15/32	495,000	502,385
Pilgrim’s Pride Corp.	3.50	03/01/32	425,000	388,443
Pilgrim’s Pride Corp.	4.25	04/15/31	430,000	413,612
Pilgrim’s Pride Corp.	6.25	07/01/33	365,000	383,179
Pilgrim’s Pride Corp.	6.88	05/15/34	245,000	266,432
Post Holdings, Inc.(1)	6.25	02/15/32	530,000	540,784
Safeway, Inc.	7.25	02/01/31	145,000	153,006
US Foods, Inc.(1)	4.63	06/01/30	256,000	250,568
US Foods, Inc.(1)	4.75	02/15/29	482,000	477,078
US Foods, Inc.(1)	5.75	04/15/33	275,000	276,233
US Foods, Inc.(1)	6.88	09/15/28	285,000	291,375
US Foods, Inc.(1)	7.25	01/15/32	236,000	245,772
				10,471,192
GAS – 0.1%
AltaGas Ltd.(1)	7.20	10/15/54	465,000	483,329

HEALTHCARE-PRODUCTS – 0.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	435,000	413,759
Avantor Funding, Inc.(1)	4.63	07/15/28	825,000	813,628
Dentsply Sirona, Inc.	8.38	09/12/55	280,000	281,665
Medline Borrower LP(1)	5.25	10/01/29	1,280,000	1,274,561
Teleflex, Inc.(1)	4.25	06/01/28	264,000	260,328
Teleflex, Inc.	4.63	11/15/27	276,000	274,727
				3,318,668
HEALTHCARE-SERVICES – 4.8%
Centene Corp.	2.45	07/15/28	1,200,000	1,133,478
Centene Corp.	2.50	03/01/31	1,150,000	1,002,821
Centene Corp.	2.63	08/01/31	675,000	585,449
Centene Corp.	3.00	10/15/30	1,150,000	1,034,492
Centene Corp.	3.38	02/15/30	1,050,000	976,204
Centene Corp.	4.25	12/15/27	600,000	596,751
Centene Corp.	4.63	12/15/29	1,700,000	1,658,143
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	250,000	239,218
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	276,000	257,853

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.8% (Continued)
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	$273,000	$268,250
DaVita, Inc.(1)	3.75	02/15/31	800,000	742,639
DaVita, Inc.(1)	4.63	06/01/30	1,411,000	1,366,557
DaVita, Inc.(1)	6.75	07/15/33	490,000	505,521
DaVita, Inc.(1)	6.88	09/01/32	550,000	568,057
Encompass Health Corp.	4.50	02/01/28	375,000	372,306
Encompass Health Corp.	4.63	04/01/31	228,000	222,450
Encompass Health Corp.	4.75	02/01/30	425,000	418,653
Humana, Inc.	6.63	09/15/56	525,000	517,468
IQVIA, Inc.(1)	5.00	05/15/27	605,000	604,798
IQVIA, Inc.(1)	6.25	06/01/32	1,065,000	1,085,923
IQVIA, Inc.(1)	6.50	05/15/30	245,000	250,967
Molina Healthcare, Inc.(1)	3.88	11/15/30	347,000	321,771
Molina Healthcare, Inc.(1)	3.88	05/15/32	385,000	345,809
Molina Healthcare, Inc.(1)	4.38	06/15/28	383,000	377,819
Molina Healthcare, Inc.(1)	6.25	01/15/33	455,000	454,785
Molina Healthcare, Inc.(1)	6.50	02/15/31	445,000	453,321
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	215,000	213,910
Tenet Healthcare Corp.	4.25	06/01/29	743,000	724,129
Tenet Healthcare Corp.	4.38	01/15/30	725,000	702,843
Tenet Healthcare Corp.	4.63	06/15/28	295,000	292,905
Tenet Healthcare Corp.	5.13	11/01/27	800,000	799,692
Tenet Healthcare Corp.(1)	5.50	11/15/32	795,000	793,378
Tenet Healthcare Corp.	6.13	06/15/30	1,050,000	1,057,554
Tenet Healthcare Corp.	6.75	05/15/31	675,000	694,039
				21,639,953
HOLDING COMPANIES-DIVERS – 0.1%
Stena International SA(1)	7.25	01/15/31	420,000	427,324
Stena International SA(1)	7.63	02/15/31	220,000	226,076
				653,400
HOME BUILDERS – 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	170,000	162,846
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	220,000	209,621
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	245,000	240,680
Century Communities, Inc.(1)	3.88	08/15/29	260,000	246,427
Century Communities, Inc.(1)	6.63	09/15/33	275,000	273,901
Dream Finders Homes, Inc.(1)	6.88	09/15/30	165,000	161,946
Dream Finders Homes, Inc.(1)	8.25	08/15/28	173,000	177,450
Forestar Group, Inc.(1)	5.00	03/01/28	163,000	162,509
Forestar Group, Inc.(1)	6.50	03/15/33	275,000	276,834
Installed Building Products, Inc.(1)	5.63	02/01/34	260,000	259,360
KB Home	4.00	06/15/31	215,000	199,289
KB Home	4.80	11/15/29	155,000	152,971
KB Home	6.88	06/15/27	170,000	171,817
KB Home	7.25	07/15/30	181,000	185,041
M/I Homes, Inc.	3.95	02/15/30	165,000	156,975
M/I Homes, Inc.	4.95	02/01/28	210,000	209,690

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.3% (Continued)
Mattamy Group Corp.(1)	4.63	03/01/30	$331,000	$316,922
Mattamy Group Corp.(1)	6.00	12/15/33	255,000	245,077
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	246,000	243,284
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	140,000	135,722
STL Holding Co. LLC(1)	8.75	02/15/29	150,000	155,747
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	293,000	292,019
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	201,000	202,976
Taylor Morrison Communities, Inc.(1)	5.75	11/15/32	260,000	263,023
Thor Industries, Inc.(1)	4.00	10/15/29	245,000	232,107
Tri Pointe Homes, Inc.	5.25	06/01/27	150,000	149,876
Tri Pointe Homes, Inc.	5.70	06/15/28	190,000	192,040
				5,676,150
HOME FURNISHINGS – 0.6%
Somnigroup International, Inc.(1)	3.88	10/15/31	395,000	365,566
Somnigroup International, Inc.(1)	4.00	04/15/29	425,000	411,408
Whirlpool Corp.	2.40	05/15/31	160,000	129,576
Whirlpool Corp.	4.50	06/01/46	280,000	188,483
Whirlpool Corp.	4.60	05/15/50	260,000	175,122
Whirlpool Corp.	4.70	05/14/32	150,000	131,850
Whirlpool Corp.	4.75	02/26/29	355,000	343,021
Whirlpool Corp.	5.15	03/01/43	125,000	94,047
Whirlpool Corp.	5.50	03/01/33	160,000	144,204
Whirlpool Corp.	5.75	03/01/34	160,000	144,865
Whirlpool Corp.	6.13	06/15/30	305,000	299,315
Whirlpool Corp.	6.50	06/15/33	325,000	311,629
				2,739,086
HOUSEWARES – 0.1%
Central Garden & Pet Co.	4.13	10/15/30	265,000	250,442
Central Garden & Pet Co.(1)	4.13	04/30/31	230,000	215,894
Central Garden & Pet Co.	5.13	02/01/28	160,000	159,444
				625,780
INSURANCE – 1.2%
American National Group, Inc.	7.00	12/01/55	255,000	249,445
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	400,000	387,556
Assurant, Inc.	7.00	03/27/48	215,000	217,908
Asurion LLC/Asurion Co.-Issuer, Inc.(1)	8.00	12/31/32	1,705,000	1,782,064
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	220,000	233,231
Global Atlantic Finance Co.(1)	7.25	03/01/56	299,000	294,942
Global Atlantic Finance Co.(1)	7.95	10/15/54	320,000	321,690
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	418,000	266,640
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	240,000	267,314
Nassau Cos of New York(1)	7.88	07/15/30	236,000	220,324
Ryan Specialty LLC(1)	4.38	02/01/30	219,000	212,800
Ryan Specialty LLC(1)	5.88	08/01/32	630,000	630,244
Wilton RE Ltd.(1),(2)	6.00	–	220,000	214,018
				5,298,176

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.4%
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	$320,000	$297,152
Gen Digital, Inc.(1)	6.25	04/01/33	510,000	497,294
Gen Digital, Inc.(1)	6.75	09/30/27	440,000	442,122
Gen Digital, Inc.(1)	7.13	09/30/30	319,000	323,767
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	430,000	402,107
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	319,000	318,761
Match Group Holdings II LLC(1)	3.63	10/01/31	240,000	215,262
Match Group Holdings II LLC(1)	4.13	08/01/30	265,000	249,045
Match Group Holdings II LLC(1)	4.63	06/01/28	275,000	271,645
Match Group Holdings II LLC(1)	5.00	12/15/27	240,000	239,373
Match Group Holdings II LLC(1)	5.63	02/15/29	171,000	171,615
Match Group Holdings II LLC(1)	6.13	09/15/33	355,000	351,097
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	180,000	141,300
Rakuten Group, Inc.(1)	9.75	04/15/29	1,035,000	1,136,338
Snap, Inc.(1)	6.88	03/01/33	750,000	730,637
Snap, Inc.(1)	6.88	03/15/34	295,000	285,776
Ziff Davis, Inc.(1)	4.63	10/15/30	201,000	190,114
				6,263,405
INVESTMENT COMPANIES – 0.6%
BlackRock TCP Capital Corp.	6.95	05/30/29	180,000	178,056
FS KKR Capital Corp.	3.13	10/12/28	405,000	379,549
FS KKR Capital Corp.	3.25	07/15/27	225,000	218,611
FS KKR Capital Corp.	6.13	01/15/30	300,000	290,862
FS KKR Capital Corp.	6.13	01/15/31	235,000	227,141
FS KKR Capital Corp.	6.88	08/15/29	369,000	368,027
FS KKR Capital Corp.	7.88	01/15/29	230,000	236,695
HA Sustainable Infrastructure Capital, Inc.	7.13	11/15/56	290,000	292,849
HA Sustainable Infrastructure Capital, Inc.	8.00	06/01/56	265,000	281,390
Prospect Capital Corp.	3.44	10/15/28	155,000	138,338
				2,611,518
IRON/STEEL – 1.0%
Carpenter Technology Corp.(1)	5.63	03/01/34	373,000	373,691
Champion Iron Canada, Inc.(1)	7.88	07/15/32	265,000	277,939
Commercial Metals Co.	3.88	02/15/31	165,000	153,462
Commercial Metals Co.	4.13	01/15/30	155,000	148,933
Commercial Metals Co.	4.38	03/15/32	150,000	141,310
Commercial Metals Co.(1)	5.75	11/15/33	505,000	506,132
Commercial Metals Co.(1)	6.00	12/15/35	545,000	544,728
Mineral Resources Ltd.(1)	6.00	05/01/32	325,000	322,773
Mineral Resources Ltd.(1)	6.25	05/01/34	350,000	345,915
Mineral Resources Ltd.(1)	7.00	04/01/31	345,000	358,409
Mineral Resources Ltd.(1)	8.50	05/01/30	316,000	325,780
Mineral Resources Ltd.(1)	9.25	10/01/28	410,000	425,904
United States Steel Corp.	6.65	06/01/37	150,000	155,511
United States Steel Corp.	6.88	03/01/29	259,000	259,524
				4,340,011

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 1.4%
Acushnet Co.(1)	5.63	12/01/33	$265,000	$266,894
Carnival Corp.(1)	5.13	05/01/29	666,000	664,350
Carnival Corp.(1)	5.75	03/15/30	478,000	485,191
Carnival Corp.(1)	5.75	08/01/32	1,553,000	1,562,750
Carnival Corp.(1)	5.88	06/15/31	520,000	527,682
Carnival Corp.(1)	6.13	02/15/33	1,070,000	1,086,274
Life Time, Inc.(1)	6.00	11/15/31	275,000	279,311
Viking Cruises Ltd.(1)	5.88	10/15/33	855,000	857,596
Viking Cruises Ltd.(1)	7.00	02/15/29	274,000	274,877
Viking Cruises Ltd.(1)	9.13	07/15/31	395,000	416,380
				6,421,305
LODGING – 2.0%
Boyd Gaming Corp.	4.75	12/01/27	480,000	478,084
Boyd Gaming Corp.(1)	4.75	06/15/31	485,000	467,819
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	345,000	350,537
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	776,000	711,071
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	400,000	386,230
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	540,000	511,780
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	535,000	531,283
Hilton Domestic Operating Co., Inc.(1)	5.50	03/31/34	528,000	524,423
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	520,000	523,778
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	289,000	293,144
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	535,000	542,040
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	240,000	244,602
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	480,000	485,833
MGM Resorts International	4.75	10/15/28	360,000	356,728
MGM Resorts International	6.13	09/15/29	461,000	467,300
MGM Resorts International	6.50	04/15/32	385,000	390,080
Travel + Leisure Co.(1)	4.50	12/01/29	345,000	333,528
Travel + Leisure Co.(1)	4.63	03/01/30	195,000	188,217
Travel + Leisure Co.(1)	6.13	09/01/33	266,000	263,775
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	226,000	222,453
Wyndham Hotels & Resorts, Inc.(1)	5.63	03/01/33	355,000	351,578
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	455,000	456,432
				9,080,715
MACHINERY-CONSTRUCTION & MINING – 0.2%
BWX Technologies, Inc.(1)	4.13	06/30/28	221,000	218,296
BWX Technologies, Inc.(1)	4.13	04/15/29	220,000	214,486
Terex Corp.(1)	5.00	05/15/29	280,000	278,600
Terex Corp.(1)	6.25	10/15/32	400,000	406,887
				1,118,269
MACHINERY-DIVERSIFIED – 0.4%
ATS Corp.(1)	4.13	12/15/28	146,000	142,652
Chart Industries, Inc.(1)	7.50	01/01/30	750,000	779,536
Esab Corp.(1)	5.63	04/01/31	533,000	539,241
Esab Corp.(1)	6.25	04/15/29	375,000	380,422
Mueller Water Products, Inc.(1)	4.00	06/15/29	215,000	208,410
				2,050,261

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	$1,030,000	$936,205
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	704,000	591,241
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	970,000	905,296
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	1,020,000	896,343
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	575,000	494,564
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	1,030,000	976,898
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	395,000	353,979
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	850,000	840,478
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	362,000	361,776
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	495,000	487,263
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	531,000	532,237
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.00	02/01/33	605,000	596,847
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	430,000	435,537
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	02/01/36	455,000	446,482
Directv Financing LLC(1)	8.88	02/01/30	400,000	406,950
Directv Financing LLC(1)	8.88	02/01/30	815,000	831,073
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	889,000	890,215
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	1,080,000	1,124,539
Discovery Communications LLC	3.63	05/15/30	490,000	461,257
Discovery Communications LLC	3.95	03/20/28	665,000	654,603
Discovery Communications LLC	4.13	05/15/29	352,000	343,439
Discovery Communications LLC	5.00	09/20/37	200,000	153,000
Discovery Communications LLC	6.35	06/01/40	235,000	186,846
Nexstar Media, Inc.(1)	4.75	11/01/28	530,000	522,504
Nexstar Media, Inc.(1)	6.50	09/15/33	1,750,000	1,764,597
Nexstar Media, Inc.(1)	7.25	04/15/34	895,000	901,360
Paramount Global	3.38	02/15/28	250,000	242,715
Paramount Global	3.70	06/01/28	265,000	256,666
Paramount Global	4.20	06/01/29	260,000	250,535
Paramount Global	4.20	05/19/32	515,000	450,219
Paramount Global	4.38	03/15/43	725,000	462,677
Paramount Global	4.60	01/15/45	340,000	212,672
Paramount Global	4.85	07/01/42	266,000	179,188
Paramount Global	4.90	08/15/44	310,000	203,477
Paramount Global	4.95	01/15/31	705,000	665,247
Paramount Global	4.95	05/19/50	520,000	326,926
Paramount Global	5.25	04/01/44	160,000	108,418
Paramount Global	5.50	05/15/33	200,000	181,339
Paramount Global	5.85	09/01/43	690,000	506,936
Paramount Global	5.90	10/15/40	125,000	97,251
Paramount Global	6.88	04/30/36	540,000	502,646
Paramount Global	7.88	07/30/30	415,000	441,740
Sirius XM Radio LLC(1)	3.88	09/01/31	750,000	679,363
Sirius XM Radio LLC(1)	4.00	07/15/28	1,015,000	986,232
Sirius XM Radio LLC(1)	4.13	07/01/30	800,000	744,831
Sirius XM Radio LLC(1)	5.00	08/01/27	671,000	669,385
Sirius XM Radio LLC(1)	5.50	07/01/29	645,000	640,670
Sirius XM Radio LLC(1)	5.88	04/15/32	665,000	654,285

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.8% (Continued)
Sunrise FinCo I BV(1)	4.88	07/15/31	$630,000	$605,707
Versant Media Group, Inc.(1)	7.25	01/30/31	530,000	550,540
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	481,000	426,088
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	723,000	698,035
VZ Secured Financing BV(1)	5.00	01/15/32	805,000	706,011
VZ Secured Financing BV(1)	7.50	01/15/33	550,000	533,531
Ziggo BV(1)	4.88	01/15/30	530,000	498,911
				30,577,770
METAL FABRICATE/HARDWARE – 0.2%
Advanced Drainage Systems, Inc.(1)	5.38	03/01/34	275,000	271,800
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	224,000	227,396
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	245,000	239,863
				739,059
MINING – 1.5%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	257,000	249,941
Alcoa Nederland Holding BV(1)	7.13	03/15/31	410,000	422,198
Alumina Pty Ltd.(1)	6.13	03/15/30	239,000	244,465
Alumina Pty Ltd.(1)	6.38	09/15/32	280,000	288,083
Arsenal AIC Parent LLC(1)	8.00	10/01/30	370,000	387,276
Coeur Mining, Inc.(1)	5.13	02/15/29	160,000	159,895
Coeur Mining, Inc.(1)	6.88	04/01/32	200,000	206,267
Constellium SE(1)	3.75	04/15/29	254,000	245,125
Constellium SE(1)	5.63	06/15/28	160,000	159,941
Constellium SE(1)	6.38	08/15/32	176,000	180,616
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	488,000	466,742
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	360,000	357,516
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	213,000	217,524
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	410,000	424,193
Hudbay Minerals, Inc.(1)	6.13	04/01/29	300,000	301,384
Novelis Corp.(1)	3.88	08/15/31	390,000	354,810
Novelis Corp.(1)	4.75	01/30/30	805,000	771,756
Novelis Corp.(1)	6.38	08/15/33	397,000	398,946
Novelis Corp.(1)	6.88	01/30/30	400,000	410,352
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	190,000	196,117
PLS Group Ltd.(1)	6.88	05/01/31	300,000	307,267
				6,750,414
MISCELLANEOUS MANUFACTURER – 0.6%
Amsted Industries, Inc.(1)	4.63	05/15/30	220,000	213,445
Amsted Industries, Inc.(1)	6.38	03/15/33	255,000	259,608
Avient Corp.(1)	6.25	11/01/31	309,000	313,679
Avient Corp.(1)	7.13	08/01/30	385,000	392,388
Axon Enterprise, Inc.(1)	6.13	03/15/30	533,000	546,334
Axon Enterprise, Inc.(1)	6.25	03/15/33	400,000	410,709
Enpro, Inc.(1)	6.13	06/01/33	248,000	253,360
Trinity Industries, Inc.(1)	7.75	07/15/28	309,000	317,363
				2,706,886

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.0%
HNI Corp.(1)	5.13	01/18/29	$185,000	$182,852

OFFICE/BUSINESS EQUIPMENT – 0.1%
Zebra Technologies Corp.(1)	6.50	06/01/32	266,000	271,339

OIL & GAS – 5.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	265,000	265,631
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	295,000	303,113
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	245,000	251,841
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	220,000	253,191
Breakwater Energy Holdings Sarl(1)	9.25	11/15/30	425,000	452,965
California Resources Corp.(1)	7.00	01/15/34	370,000	377,750
California Resources Corp.(1)	8.25	06/15/29	292,000	304,623
Chord Energy Corp.(1)	6.00	10/01/30	390,000	397,685
Chord Energy Corp.(1)	6.75	03/15/33	400,000	416,433
CNX Resources Corp.(1)	5.88	03/01/34	270,000	267,994
CNX Resources Corp.(1)	7.25	03/01/32	325,000	339,904
CNX Resources Corp.(1)	7.38	01/15/31	240,000	247,745
Crescent Energy Finance LLC(1)	7.38	01/15/33	501,000	513,028
Crescent Energy Finance LLC(1)	7.63	04/01/32	572,000	589,284
Crescent Energy Finance LLC(1)	7.75	07/31/29	145,000	146,536
Crescent Energy Finance LLC(1)	7.88	04/15/32	530,000	549,753
Crescent Energy Finance LLC(1)	8.38	01/15/34	318,000	336,465
DBR Land Holdings LLC(1)	6.25	12/01/30	245,000	250,955
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	242,000	255,318
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	305,000	304,969
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	246,000	245,165
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	361,000	356,972
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	305,000	307,099
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	276,000	274,367
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	236,000	237,314
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	485,000	494,935
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	321,000	343,403
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	190,000	196,694
Matador Resources Co.(1)	6.00	04/15/34	430,000	431,836
Matador Resources Co.(1)	6.25	04/15/33	335,000	340,873
Matador Resources Co.(1)	6.50	04/15/32	490,000	500,593
Murphy Oil Corp.	5.88	12/01/42	189,000	164,152
Murphy Oil Corp.	6.00	10/01/32	321,000	323,308
Murphy Oil Corp.	6.50	02/15/34	265,000	267,195
Nabors Industries, Inc.(1)	7.63	11/15/32	375,000	391,482
Nabors Industries, Inc.(1)	9.13	01/31/30	340,000	357,251
Noble Finance II LLC(1)	8.00	04/15/30	710,000	738,731
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	425,000	424,854
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	269,000	275,882
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	385,000	413,867
Precision Drilling Corp.(1)	6.88	01/15/29	195,000	196,866
Range Resources Corp.(1)	4.75	02/15/30	240,000	235,608
Seadrill Finance Ltd.(1)	8.38	08/01/30	290,000	304,158

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.5% (Continued)
SM Energy Co.	6.50	07/15/28	$215,000	$215,745
SM Energy Co.(1)	6.63	04/15/34	540,000	547,698
SM Energy Co.(1)	6.75	08/01/29	355,000	364,347
SM Energy Co.(1)	7.00	08/01/32	370,000	380,017
SM Energy Co.(1)	8.38	07/01/28	275,000	282,238
SM Energy Co.(1)	8.63	11/01/30	499,000	528,067
SM Energy Co.(1)	8.75	07/01/31	687,000	720,961
SM Energy Co.(1)	9.63	06/15/33	400,000	445,908
Sunoco LP(1)	4.50	10/01/29	435,000	426,511
Sunoco LP(1)	4.63	05/01/30	430,000	418,405
Sunoco LP(1)	5.38	07/15/31	333,000	331,630
Sunoco LP(1)	5.63	03/15/31	470,000	471,930
Sunoco LP(1)	5.63	07/15/34	310,000	305,998
Sunoco LP(1)	5.88	07/15/27	255,000	255,138
Sunoco LP(1)	5.88	03/15/34	485,000	483,507
Sunoco LP(1)	6.25	07/01/33	535,000	547,071
Sunoco LP(1)	6.63	08/15/32	259,000	264,949
Sunoco LP(1)	7.00	05/01/29	407,000	420,505
Sunoco LP(1)	7.25	05/01/32	386,000	404,440
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	375,000	368,452
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	390,000	379,137
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	220,000	221,074
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	257,000	263,260
Valaris Ltd.(1)	8.38	04/30/30	555,000	578,939
Vermilion Energy, Inc.(1)	6.88	05/01/30	200,000	202,103
Vermilion Energy, Inc.(1)	7.25	02/15/33	175,000	177,600
				24,653,418
OIL & GAS SERVICES – 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	426,000	439,765
Archrock Services LP/Archrock Partners Finance Corp.(1)	6.00	02/01/34	350,000	352,436
Bristow Group, Inc.(1)	6.75	02/01/33	275,000	279,994
Enerflex, Inc.(1)	6.88	01/15/31	220,000	226,758
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	165,000	173,385
Kodiak Gas Services LLC(1)	5.88	04/01/31	530,000	534,081
Kodiak Gas Services LLC(1)	6.50	10/01/33	410,000	419,609
Kodiak Gas Services LLC(1)	6.75	10/01/35	325,000	337,765
Oceaneering International, Inc.	6.00	02/01/28	166,000	167,419
TGS ASA(1)	8.50	01/15/30	260,000	272,491
USA Compression Partners LP/USA Compression Finance Corp.(1)	6.25	10/01/33	404,000	407,903
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	530,000	547,929
WBI Operating LLC(1)	6.25	10/15/30	446,000	452,447
WBI Operating LLC(1)	6.50	10/15/33	285,000	288,222
Weatherford International Ltd.(1)	6.75	10/15/33	636,000	660,079
				5,560,283

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.2%
Ball Corp.	2.88	08/15/30	$639,000	$581,537
Ball Corp.	3.13	09/15/31	440,000	399,251
Ball Corp.	5.50	09/15/33	410,000	411,324
Ball Corp.	6.00	06/15/29	521,000	530,687
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	245,000	240,865
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	220,000	222,325
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	268,000	264,001
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	725,000	682,694
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	265,000	259,422
Crown Americas LLC	5.25	04/01/30	265,000	266,191
Crown Americas LLC	5.88	06/01/33	363,000	365,894
Graphic Packaging International LLC(1)	3.50	03/15/28	245,000	237,150
Graphic Packaging International LLC(1)	3.50	03/01/29	165,000	156,682
Graphic Packaging International LLC(1)	3.75	02/01/30	238,000	222,474
Graphic Packaging International LLC(1)	4.75	07/15/27	165,000	163,728
Graphic Packaging International LLC(1)	6.38	07/15/32	276,000	275,803
Silgan Holdings, Inc.	4.13	02/01/28	305,000	300,227
				5,580,255
PHARMACEUTICALS – 1.3%
Adapthealth LLC(1)	4.63	08/01/29	275,000	266,455
Adapthealth LLC(1)	5.13	03/01/30	295,000	287,065
Adapthealth LLC(1)	6.13	08/01/28	180,000	180,079
CVS Health Corp.	6.75	12/10/54	405,000	419,789
CVS Health Corp.	7.00	03/10/55	1,131,000	1,174,190
Elanco Animal Health, Inc.	6.40	08/28/28	390,000	399,651
Endo Finance Holdings LP(1)	8.50	04/15/31	525,000	556,749
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	7.75	05/01/33	415,000	424,124
Jazz Securities DAC(1)	4.38	01/15/29	775,000	758,383
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	1,090,000	1,076,382
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	273,000	288,177
				5,831,044
PIPELINES – 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	416,000	415,790
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	325,000	325,132
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	10/15/33	325,000	324,544
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	07/01/34	320,000	319,359
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	320,000	328,318
Buckeye Partners LP	4.13	12/01/27	213,000	209,513
Buckeye Partners LP(1)	4.50	03/01/28	235,000	232,959
Buckeye Partners LP	5.60	10/15/44	150,000	134,135
Buckeye Partners LP	5.85	11/15/43	220,000	201,617
Buckeye Partners LP(1)	6.75	02/01/30	265,000	274,272
Buckeye Partners LP(1)	6.88	07/01/29	313,000	323,345
CNX Midstream Partners LP(1)	4.75	04/15/30	221,000	213,980
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	780,000	770,984
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	235,000	250,904
Energy Transfer LP	6.50	02/15/56	560,000	561,868

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.0% (Continued)
Energy Transfer LP	6.75	02/15/56	$424,000	$427,244
Energy Transfer LP	7.13	10/01/54	255,000	261,957
Energy Transfer LP	8.00	05/15/54	425,000	450,728
Excelerate Energy LP(1)	8.00	05/15/30	410,000	435,458
Harvest Midstream I LP(1)	7.50	09/01/28	395,000	397,887
Harvest Midstream I LP(1)	7.50	05/15/32	275,000	287,430
Hess Midstream Operations LP(1)	4.25	02/15/30	405,000	393,001
Hess Midstream Operations LP(1)	5.13	06/15/28	265,000	263,915
Hess Midstream Operations LP(1)	5.50	10/15/30	215,000	215,216
Hess Midstream Operations LP(1)	5.88	03/01/28	446,000	450,626
Hess Midstream Operations LP(1)	6.50	06/01/29	285,000	292,159
Howard Midstream Energy Partners LLC(1)	6.63	01/15/34	410,000	417,312
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	285,000	297,923
Kinetik Holdings LP(1)	5.88	06/15/30	470,000	471,848
Kinetik Holdings LP(1)	6.63	12/15/28	620,000	632,780
Northriver Midstream Finance LP(1)	6.75	07/15/32	301,500	309,618
NuStar Logistics LP	6.38	10/01/30	325,000	338,010
Rockies Express Pipeline LLC(1)	4.80	05/15/30	190,000	185,237
Rockies Express Pipeline LLC(1)	4.95	07/15/29	295,000	291,118
Rockies Express Pipeline LLC(1)	6.75	03/15/33	248,000	258,701
Rockies Express Pipeline LLC(1)	6.88	04/15/40	260,000	262,699
Rockies Express Pipeline LLC(1)	7.50	07/15/38	125,000	132,482
South Bow Canadian Infrastructure Holdings Ltd.	7.50	03/01/55	355,000	377,271
South Bow Canadian Infrastructure Holdings Ltd.	7.63	03/01/55	225,000	234,957
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	647,000	620,136
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	650,000	579,620
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	680,000	637,392
Venture Global Calcasieu Pass LLC(1)	6.00	05/01/36	350,000	352,889
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	540,000	556,067
Venture Global LNG, Inc.(1)	7.00	01/15/30	770,000	792,394
Venture Global LNG, Inc.(1)	8.13	06/01/28	1,155,000	1,182,346
Venture Global LNG, Inc.(1)	8.38	06/01/31	1,166,000	1,216,259
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,572,000	1,716,313
Venture Global LNG, Inc.(1)	9.88	02/01/32	1,064,000	1,142,012
Venture Global Plaquemines LNG LLC(1)	6.13	12/15/30	930,000	959,521
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	1,027,000	1,077,211
Venture Global Plaquemines LNG LLC(1)	6.50	06/15/34	685,000	717,098
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	1,015,000	1,079,468
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	620,000	687,827
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	667,000	750,488
				27,039,338
REAL ESTATE – 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	350,000	350,389
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	250,000	267,099
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	350,000	350,228
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	220,000	231,709
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	221,000	230,347
Howard Hughes Corp.(1)	4.13	02/01/29	345,000	332,379

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.6% (Continued)
Howard Hughes Corp.(1)	4.38	02/01/31	$335,000	$313,860
Howard Hughes Corp.(1)	5.88	03/01/32	225,000	220,883
Howard Hughes Corp.(1)	6.13	03/01/34	275,000	269,694
Newmark Group, Inc.	7.50	01/12/29	235,000	247,530
				2,814,118
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.9%
Arbor Realty SR, Inc.(1)	7.88	07/15/30	275,000	259,926
Arbor Realty SR, Inc.(1)	8.50	12/15/28	220,000	218,063
Brandywine Operating Partnership LP	3.95	11/15/27	225,000	219,733
Brandywine Operating Partnership LP	4.55	10/01/29	190,000	176,863
Brandywine Operating Partnership LP	6.13	01/15/31	165,000	153,720
Brandywine Operating Partnership LP	8.30	03/15/28	170,000	176,863
Brandywine Operating Partnership LP	8.88	04/12/29	292,000	305,839
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	395,000	381,611
Iron Mountain, Inc.(1)	4.50	02/15/31	575,000	552,871
Iron Mountain, Inc.(1)	4.88	09/15/27	483,000	482,126
Iron Mountain, Inc.(1)	4.88	09/15/29	523,000	516,063
Iron Mountain, Inc.(1)	5.00	07/15/28	276,000	275,269
Iron Mountain, Inc.(1)	5.25	03/15/28	449,000	448,800
Iron Mountain, Inc.(1)	5.25	07/15/30	690,000	683,232
Iron Mountain, Inc.(1)	5.63	07/15/32	320,000	317,914
Iron Mountain, Inc.(1)	6.25	01/15/33	595,000	604,527
Iron Mountain, Inc.(1)	7.00	02/15/29	500,000	511,271
Millrose Properties, Inc.(1)	6.25	09/15/32	425,000	427,196
Millrose Properties, Inc.(1)	6.38	08/01/30	610,000	618,237
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	365,000	355,265
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	363,000	362,347
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.00	02/01/30	345,000	352,446
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	290,000	285,667
RHP Hotel Properties LP/RHP Finance Corp.(1)	5.75	03/15/34	325,000	323,259
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	570,000	585,240
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	381,000	392,665
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	202,000	206,831
RLJ Lodging Trust LP(1)	4.00	09/15/29	266,000	251,504
SBA Communications Corp.	3.13	02/01/29	775,000	746,656
Starwood Property Trust, Inc.(1)	5.25	10/15/28	240,000	238,989
Starwood Property Trust, Inc.(1)	5.75	01/15/31	311,000	311,085
Starwood Property Trust, Inc.(1)	6.00	04/15/30	225,000	227,775
Starwood Property Trust, Inc.(1)	6.50	07/01/30	275,000	281,908
Starwood Property Trust, Inc.(1)	6.50	10/15/30	241,000	248,008
Starwood Property Trust, Inc.(1)	7.25	04/01/29	310,000	321,627
Vornado Realty LP	3.40	06/01/31	191,000	173,646
Vornado Realty LP	5.75	02/01/33	250,000	250,493
				13,245,535

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.6%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	$350,000	$337,457
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	825,000	810,103
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	1,507,000	1,434,511
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	384,000	379,393
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	316,000	319,231
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	596,000	606,877
Academy Ltd.(1)	6.00	11/15/27	220,000	220,159
Advance Auto Parts, Inc.	1.75	10/01/27	175,000	167,187
Advance Auto Parts, Inc.	3.50	03/15/32	185,000	162,744
Advance Auto Parts, Inc.	3.90	04/15/30	262,000	245,888
Advance Auto Parts, Inc.	5.95	03/09/28	175,000	178,129
Advance Auto Parts, Inc.(1)	7.00	08/01/30	470,000	485,080
Advance Auto Parts, Inc.(1)	7.38	08/01/33	505,000	521,357
Asbury Automotive Group, Inc.	4.50	03/01/28	213,000	211,019
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	405,000	394,370
Asbury Automotive Group, Inc.	4.75	03/01/30	235,000	228,985
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	330,000	316,623
Bath & Body Works, Inc.	5.25	02/01/28	235,000	235,691
Bath & Body Works, Inc.(1)	6.63	10/01/30	400,000	405,615
Bath & Body Works, Inc.	6.75	07/01/36	305,000	296,931
Bath & Body Works, Inc.	6.88	11/01/35	425,000	419,695
Bath & Body Works, Inc.	7.50	06/15/29	280,000	284,337
Brinker International, Inc.(1)	8.25	07/15/30	200,000	209,292
FirstCash, Inc.(1)	4.63	09/01/28	275,000	270,535
FirstCash, Inc.(1)	5.63	01/01/30	250,000	248,950
FirstCash, Inc.(1)	6.88	03/01/32	260,000	266,794
Gap, Inc.(1)	3.63	10/01/29	400,000	377,650
Gap, Inc.(1)	3.88	10/01/31	375,000	343,318
Group 1 Automotive, Inc.(1)	4.00	08/15/28	360,000	350,681
Group 1 Automotive, Inc.(1)	6.38	01/15/30	270,000	274,541
Ken Garff Automotive LLC(1)	4.88	09/15/28	220,000	217,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	388,000	387,543
Kohl’s Corp.(1)	10.00	06/01/30	200,000	216,510
Lithia Motors, Inc.(1)	3.88	06/01/29	380,000	364,382
Lithia Motors, Inc.(1)	4.38	01/15/31	295,000	280,332
Lithia Motors, Inc.(1)	4.63	12/15/27	220,000	219,253
Lithia Motors, Inc.(1)	5.50	10/01/30	320,000	318,470
Macy’s Retail Holdings LLC	4.30	02/15/43	161,000	108,157
Macy’s Retail Holdings LLC	4.50	12/15/34	197,000	172,086
Macy’s Retail Holdings LLC	5.13	01/15/42	105,000	79,508
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	225,000	225,268
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	269,000	280,532
Murphy Oil USA, Inc.(1)	3.75	02/15/31	265,000	247,682
Murphy Oil USA, Inc.	4.75	09/15/29	268,000	265,389
Murphy Oil USA, Inc.	5.63	05/01/27	150,000	150,346
Nordstrom, Inc.	4.25	08/01/31	225,000	207,247
Nordstrom, Inc.	4.38	04/01/30	260,000	247,230
Nordstrom, Inc.	5.00	01/15/44	515,000	360,602

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.6% (Continued)
Nordstrom, Inc.	6.95	03/15/28	$150,000	$153,727
Penske Automotive Group, Inc.	3.75	06/15/29	244,000	234,041
QXO Building Products, Inc.(1)	6.75	04/30/32	1,195,000	1,219,707
Sally Holdings LLC/Sally Capital, Inc.	6.75	04/01/32	330,000	340,347
Sonic Automotive, Inc.(1)	4.63	11/15/29	350,000	342,581
Sonic Automotive, Inc.(1)	4.88	11/15/31	245,000	235,689
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	320,000	310,450
Vivo Energy Investments BV(1)	5.13	09/24/27	175,000	173,778
Yum! Brands, Inc.	3.63	03/15/31	550,000	512,629
Yum! Brands, Inc.	4.63	01/31/32	550,000	529,442
Yum! Brands, Inc.(1)	4.75	01/15/30	426,000	422,109
Yum! Brands, Inc.	5.35	11/01/43	135,000	129,366
Yum! Brands, Inc.	5.38	04/01/32	520,000	520,709
Yum! Brands, Inc.	6.88	11/15/37	160,000	177,194
				20,653,099
SEMICONDUCTORS – 0.8%
Amkor Technology, Inc.(1)	5.88	10/01/33	265,000	266,771
Entegris, Inc.(1)	3.63	05/01/29	175,000	167,045
Entegris, Inc.(1)	4.38	04/15/28	258,000	255,019
Entegris, Inc.(1)	4.75	04/15/29	850,000	844,087
Entegris, Inc.(1)	5.95	06/15/30	453,000	458,923
Kioxia Holdings Corp.(1)	6.25	07/24/30	570,000	587,576
Kioxia Holdings Corp.(1)	6.63	07/24/33	568,000	594,277
ON Semiconductor Corp.(1)	3.88	09/01/28	370,000	360,962
Synaptics, Inc.(1)	4.00	06/15/29	200,000	190,330
				3,724,990
SOFTWARE – 2.2%
Cloud Software Group, Inc.(1)	6.50	03/31/29	2,075,000	2,022,007
Cloud Software Group, Inc.(1)	6.63	08/15/33	485,000	434,811
Cloud Software Group, Inc.(1)	8.25	06/30/32	955,000	907,959
Elastic NV(1)	4.13	07/15/29	285,000	270,721
Fair Isaac Corp.(1)	4.00	06/15/28	481,000	469,264
Fair Isaac Corp.(1)	6.00	05/15/33	815,000	804,417
Fair Isaac Corp.(1)	6.25	09/15/34	490,000	482,710
OAK-Eagle Acquireco, Inc.(1)	7.25	07/01/33	1,480,000	1,525,689
Open Text Corp.(1)	3.88	02/15/28	430,000	416,342
Open Text Corp.(1)	3.88	12/01/29	450,000	405,949
Open Text Holdings, Inc.(1)	4.13	02/15/30	470,000	423,415
Open Text Holdings, Inc.(1)	4.13	12/01/31	345,000	294,807
PTC, Inc.(1)	4.00	02/15/28	245,000	239,344
RingCentral, Inc.(1)	8.50	08/15/30	180,000	189,275
ROBLOX Corp.(1)	3.88	05/01/30	535,000	507,078
Twilio, Inc.	3.63	03/15/29	265,000	255,036
Twilio, Inc.	3.88	03/15/31	235,000	219,679
				9,868,503

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.7%
APLD ComputeCo 2 LLC(1)	6.75	03/15/31	$1,100,000	$1,089,765
APLD ComputeCo LLC(1)	9.25	12/15/30	1,198,000	1,288,341
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	530,000	544,056
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	626,000	649,936
Black Pearl Compute LLC(1)	6.13	02/15/31	1,065,000	1,081,867
British Telecommunications PLC(1)	4.88	11/23/81	245,000	236,878
Ciena Corp.(1)	4.00	01/31/30	215,000	206,113
Cipher Compute LLC(1)	7.13	11/15/30	920,000	954,738
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	1,000,000	1,055,937
Core Scientific Finance I LLC(1)	7.75	05/15/31	1,715,000	1,711,620
Edged Compute LLC(1)	7.50	04/30/31	675,000	662,205
Fibercop SpA(1)	6.00	09/30/34	300,000	288,436
Fibercop SpA(1)	6.38	11/15/33	215,000	215,269
Fibercop SpA(1)	7.20	07/18/36	250,000	250,000
Fibercop SpA(1)	7.72	06/04/38	275,000	276,115
Flash Compute LLC(1)	7.25	12/31/30	690,000	704,711
Level 3 Financing, Inc.(1)	6.88	06/30/33	1,040,000	1,074,098
Level 3 Financing, Inc.(1)	7.00	03/31/34	1,240,000	1,286,961
Meridian Arc Holdco LLC(1)	6.25	04/30/31	2,950,000	2,950,700
Millicom International Cellular SA(1)	4.50	04/27/31	460,000	429,714
Millicom International Cellular SA(1)	5.13	01/15/28	135,000	134,670
Millicom International Cellular SA(1)	6.25	03/25/29	418,500	420,765
Millicom International Cellular SA(1)	7.38	04/02/32	200,000	207,101
Rogers Communications, Inc.	6.88	07/31/56	368,000	373,854
Rogers Communications, Inc.	7.00	04/15/55	568,000	580,076
Rogers Communications, Inc.	7.13	04/15/55	525,000	541,933
SES AMERICOM, Inc.(1)	5.30	03/25/44	290,000	226,883
SES SA(1)	5.30	04/04/43	105,000	81,618
SV RNO Property Owner 1 LLC(1)	5.88	03/01/31	2,020,000	1,983,233
Telecom Italia Capital SA	6.00	09/30/34	274,000	282,090
Telecom Italia Capital SA	6.38	11/15/33	268,000	281,537
Telecom Italia Capital SA	7.20	07/18/36	267,000	291,729
Telecom Italia Capital SA	7.72	06/04/38	250,000	283,327
TELUS Corp.	6.38	06/09/56	460,000	460,225
TELUS Corp.	6.63	10/15/55	340,000	344,016
TELUS Corp.	6.63	06/09/56	350,000	348,242
TELUS Corp.	7.00	10/15/55	425,000	439,793
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	695,000	598,905
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	755,000	653,654
Vmed O2 UK Financing I PLC(1)	6.75	01/15/33	415,000	379,755
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	500,000	486,707
Vodafone Group PLC	4.13	06/04/81	530,000	495,537
Vodafone Group PLC	5.13	06/04/81	515,000	405,776
Vodafone Group PLC	7.00	04/04/79	1,015,000	1,059,156
WULF Compute LLC(1)	7.75	10/15/30	1,650,000	1,735,157
Zegona Finance PLC(1)	8.63	07/15/29	440,000	461,610
				30,514,809

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.6%
Danaos Corp.(1)	6.88	10/15/32	$265,000	$272,388
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	312,000	298,760
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	385,000	394,526
Rand Parent LLC(1)	8.50	02/15/30	440,000	458,275
RXO, Inc.(1)	6.38	05/15/31	220,000	218,404
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	253,000	264,902
XPO CNW, Inc.	6.70	05/01/34	165,000	173,785
XPO, Inc.(1)	7.13	06/01/31	225,000	233,086
XPO, Inc.(1)	7.13	02/01/32	320,000	333,937
				2,648,063
TRUCKING & LEASING – 0.4%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	505,000	505,095
FTAI Aviation Investors LLC(1)	5.88	04/15/33	280,000	278,739
FTAI Aviation Investors LLC(1)	7.00	05/01/31	324,000	335,558
FTAI Aviation Investors LLC(1)	7.00	06/15/32	405,000	418,376
FTAI Aviation Investors LLC(1)	7.88	12/01/30	283,000	297,357
				1,835,125
TOTAL CORPORATE BONDS (Cost – $444,803,575)				443,540,931

SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
Citibank, New York	2.98	05/01/26	8,049,553	8,049,553
TOTAL SHORT-TERM INVESTMENTS (Cost – $8,049,553)				8,049,553

TOTAL INVESTMENTS – 99.9% (Cost – $452,853,128)				$451,590,484
OTHER ASSETS LESS LIABILITIES – 0.1%				424,058
NET ASSETS – 100.0%				$452,014,542

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $343,110,944 and represents 75.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
ADVERTISING – 2.5%
Advantage Sales & Marketing, Inc.(1)	9.00	11/15/30	$42,870	$34,302
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	85,000	88,425
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	70,000	73,581
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	60,000	62,510
Neptune Bidco US, Inc.(1)	9.29	04/15/29	190,000	192,316
Neptune Bidco US, Inc.(1)	9.50	02/15/33	115,000	115,235
Neptune Bidco US, Inc.(1)	10.38	05/15/31	90,000	92,944
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	35,000	34,168
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	40,000	38,945
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	45,000	44,961
Stagwell Global LLC(1)	5.63	08/15/29	85,000	80,911
				858,298
AEROSPACE/DEFENSE – 2.2%
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	60,000	59,833
Goat Holdco LLC(1)	6.75	02/01/32	55,000	56,405
TransDigm, Inc.	4.63	01/15/29	85,000	83,942
TransDigm, Inc.	4.88	05/01/29	57,000	56,375
TransDigm, Inc.(1)	6.13	07/31/34	130,000	130,306
TransDigm, Inc.(1)	6.38	05/31/33	195,000	196,643
TransDigm, Inc.(1)	6.75	01/31/34	155,000	159,342
				742,846
AIRLINES – 1.1%
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	150,000	139,899
OneSky Flight LLC(1)	8.88	12/15/29	40,000	42,287
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	75,000	70,304
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	40,000	40,040
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	8.75	01/15/32	35,000	33,931
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	35,000	35,412
				361,873
APPAREL – 0.3%
Champ Acquisition Corp.(1)	8.38	12/01/31	35,000	36,960
Under Armour, Inc.(1)	7.25	07/15/30	30,000	30,636
Wolverine World Wide, Inc.(1)	4.00	08/15/29	40,000	37,420
				105,016
AUTO MANUFACTURERS – 0.4%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	65,000	67,437
New Flyer Holdings, Inc.(1)	9.25	07/01/30	45,000	48,586
Wabash National Corp.(1)	4.50	10/15/28	25,000	22,095
				138,118
AUTO PARTS & EQUIPMENT – 2.7%
Adient Global Holdings Ltd.(1)	7.50	02/15/33	60,000	61,408
Adient Global Holdings Ltd.(1)	8.25	04/15/31	35,000	36,633
American Axle & Manufacturing, Inc.	5.00	10/01/29	45,000	43,753
American Axle & Manufacturing, Inc.	6.88	07/01/28	18,000	18,030
American Axle & Manufacturing, Inc.(1)	7.75	10/15/33	95,000	92,810

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 2.7% (Continued)
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	$55,000	$56,099
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	75,000	77,521
Clarios Global LP/Clarios US Finance Co.(1)	6.75	09/15/32	90,000	92,117
Cooper-Standard Automotive, Inc.(1)	9.25	03/01/31	85,000	81,732
Goodyear Tire & Rubber Co.	5.00	07/15/29	65,000	62,393
Goodyear Tire & Rubber Co.	5.25	04/30/31	40,000	36,479
Goodyear Tire & Rubber Co.	5.25	07/15/31	45,000	40,933
Goodyear Tire & Rubber Co.	5.63	04/30/33	35,000	31,408
Goodyear Tire & Rubber Co.	6.63	07/15/30	35,000	34,668
Tenneco, Inc.(1)	8.00	11/17/28	145,000	146,807
Titan International, Inc.	7.00	04/30/28	30,000	30,000
				942,791
BANKS – 0.1%
Freedom Mortgage Corp.(1)	12.25	10/01/30	40,000	43,432

BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	50,000	50,096

BUILDING MATERIALS – 1.0%
Ameritex Holdco Intermediate LLC(1)	7.63	08/15/33	55,000	57,240
CP Atlas Buyer, Inc.(1)	9.75	07/15/30	35,000	32,567
Griffon Corp.	5.75	03/01/28	75,000	74,868
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	35,000	32,317
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	45,000	44,646
Quikrete Holdings, Inc.(1)	6.75	03/01/33	115,000	116,688
				358,326
CHEMICALS – 3.1%
Cerdia Finanz GmbH(1)	9.38	10/03/31	70,000	67,375
Chemours Co.(1)	4.63	11/15/29	45,000	43,197
Chemours Co.(1)	5.75	11/15/28	48,000	47,926
Chemours Co.(1)	7.88	03/15/34	55,000	56,288
Chemours Co.(1)	8.00	01/15/33	45,000	46,408
Consolidated Energy Finance SA(1)	5.63	10/15/28	35,000	33,294
Consolidated Energy Finance SA(1)	12.00	02/15/31	50,000	51,312
Herens Holdco Sarl(1)	4.75	05/15/28	25,000	22,253
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	25,000	24,281
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	25,000	23,014
Olympus Water US Holding Corp.(1)	4.25	10/01/28	60,000	58,404
Olympus Water US Holding Corp.(1)	6.75	08/01/32	80,000	77,605
Olympus Water US Holding Corp.(1)	7.25	06/15/31	60,000	60,402
Olympus Water US Holding Corp.(1)	7.25	02/15/33	120,000	117,399
Perimeter Holdings LLC(1)	6.25	01/15/34	45,000	44,813
Rain Carbon, Inc.(1)	12.25	09/01/29	30,000	31,601
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	85,000	84,231
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	45,000	44,377
Tronox, Inc.(1)	9.13	09/30/30	30,000	30,510
WR Grace Holdings LLC(1)	6.63	08/15/32	55,000	54,629

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.1% (Continued)
WR Grace Holdings LLC(1)	7.00	08/01/33	$40,000	$39,756
WR Grace Holdings LLC(1)	7.38	03/01/31	20,000	20,222
				1,079,297
COMMERCIAL SERVICES – 6.8%
Allied Universal Holdco LLC(1)	7.88	02/15/31	175,000	183,686
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	80,000	82,365
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	90,000	88,777
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	60,000	59,151
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	40,000	39,075
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	45,000	43,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	23,000	23,075
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	18,000	18,049
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	35,000	35,353
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	55,000	56,503
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	45,000	45,269
Carriage Services, Inc.(1)	4.25	05/15/29	30,000	29,064
Cimpress PLC(1)	7.38	09/15/32	40,000	40,558
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	65,000	59,014
CPI CG, Inc.(1)	10.00	07/15/29	18,000	19,003
Deluxe Corp.(1)	8.00	06/01/29	35,000	35,425
EquipmentShare.com, Inc.(1)	8.00	03/15/33	35,000	36,730
EquipmentShare.com, Inc.(1)	8.63	05/15/32	45,000	47,782
EquipmentShare.com, Inc.(1)	9.00	05/15/28	80,000	83,039
Garda World Security Corp.(1)	6.50	01/15/31	50,000	51,107
Garda World Security Corp.(1)	7.75	02/15/28	30,000	30,563
GEO Group, Inc.	10.25	04/15/31	50,000	53,689
Hertz Corp.(1)	12.63	07/15/29	95,000	89,621
ION Platform Finance US, Inc.(1)	7.88	09/30/32	115,000	89,513
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	40,000	27,184
NESCO Holdings II, Inc.(1)	5.50	04/15/29	65,000	64,727
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	25,000	20,961
PROG Holdings, Inc.(1)	6.00	11/15/29	45,000	43,996
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	100,000	99,048
RR Donnelley & Sons Co.(1)	9.50	08/01/29	85,000	87,806
RR Donnelley & Sons Co.(1)	10.88	08/01/29	30,000	30,860
Sotheby’s(1)	8.25	04/15/31	60,000	58,338
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	25,000	23,860
StoneMor, Inc.(1)	8.50	05/15/29	30,000	29,691
Synergy Infrastructure Holdings LLC(1)	7.88	12/01/30	40,000	42,096
Upbound Group, Inc.(1)	6.38	02/15/29	35,000	34,615
Valvoline, Inc.(1)	3.63	06/15/31	40,000	36,463
Veritiv Operating Co.(1)	10.50	11/30/30	80,000	84,402
VM Consolidated, Inc.(1)	5.50	04/15/29	30,000	29,433
VT Topco, Inc.(1)	8.50	08/15/30	40,000	40,988
Wand NewCo 3, Inc.(1)	7.63	01/30/32	95,000	98,953
Williams Scotsman, Inc.(1)	4.63	08/15/28	35,000	34,674

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.8% (Continued)
Williams Scotsman, Inc.(1)	6.63	06/15/29	$40,000	$41,089
Williams Scotsman, Inc.(1)	6.63	04/15/30	30,000	30,919
Williams Scotsman, Inc.(1)	7.38	10/01/31	40,000	41,684
				2,341,948
COMPUTERS – 0.9%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	40,000	28,851
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	70,000	73,708
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	60,000	60,674
NCR Voyix Corp.(1)	5.00	10/01/28	45,000	44,096
NCR Voyix Corp.(1)	5.13	04/15/29	33,000	32,063
Pitney Bowes, Inc.(1)	7.25	03/15/29	35,000	35,286
Unisys Corp.(1)	10.63	01/15/31	50,000	43,513
				318,191
COSMETICS/PERSONAL CARE – 0.3%
Opal Bidco SAS(1)	6.50	03/31/32	85,000	86,588

DISTRIBUTION/WHOLESALE – 0.4%
Gates Corp./DE(1)	6.88	07/01/29	40,000	41,200
S&S Holdings LLC(1)	8.38	10/01/31	45,000	41,441
Windsor Holdings III LLC(1)	8.50	06/15/30	55,000	57,482
				140,123
DIVERSIFIED FINANCIAL SERVICES – 3.5%
Aretec Group, Inc.(1)	10.00	08/15/30	45,000	47,716
Atlanticus Holdings Corp.(1)	9.75	09/01/30	30,000	29,721
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	20,000	20,983
CrossCountry Intermediate Hold Co. LLC(1)	6.50	10/01/30	70,000	68,859
CrossCountry Intermediate Hold Co. LLC(1)	6.75	12/01/32	45,000	43,657
Enova International, Inc.(1)	9.13	08/01/29	35,000	36,821
Enova International, Inc.(1)	11.25	12/15/28	30,000	31,697
Focus Financial Partners LLC(1)	6.75	09/15/31	75,000	76,350
Freedom Mortgage Holdings LLC(1)	6.88	05/01/31	60,000	57,917
Freedom Mortgage Holdings LLC(1)	7.88	04/01/33	35,000	34,150
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	45,000	45,650
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	55,000	57,036
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	85,000	88,107
goeasy Ltd.(1)	6.88	05/15/30	30,000	25,356
goeasy Ltd.(1)	6.88	02/15/31	30,000	24,944
goeasy Ltd.(1)	7.38	10/01/30	35,000	29,806
goeasy Ltd.(1)	7.63	07/01/29	50,000	44,846
goeasy Ltd.(1)	9.25	12/01/28	35,000	33,122
LFS Topco LLC(1)	8.75	07/15/30	30,000	29,009
Osaic Holdings, Inc.(1)	6.75	08/01/32	80,000	81,297
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	55,000	56,177
Planet Financial Group LLC(1)	10.50	12/15/29	45,000	43,768
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	40,000	41,752
RFNA LP(1)	7.88	02/15/30	35,000	34,765
TrueNoord Capital DAC(1)	8.75	03/01/30	30,000	30,613

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 3.5% (Continued)
Velocity Commercial Capital LLC(1)	9.38	02/15/31	$35,000	$36,236
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	40,000	42,029
				1,192,384
ELECTRIC – 1.8%
Alpha Generation LLC(1)	6.25	01/15/34	55,000	54,657
Alpha Generation LLC(1)	6.75	10/15/32	75,000	76,858
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	80,000	79,557
Long Ridge Energy LLC(1)	8.75	02/15/32	45,000	48,118
Talen Energy Supply LLC(1)	6.25	02/01/34	100,000	99,315
Talen Energy Supply LLC(1)	6.50	02/01/36	100,000	100,431
VoltaGrid LLC(1)	7.38	11/01/30	150,000	155,758
				614,694
ELECTRICAL COMPONENTS & EQUIPMENT – 0.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	60,000	57,758
Energizer Holdings, Inc.(1)	4.75	06/15/28	40,000	39,483
Energizer Holdings, Inc.(1)	6.00	09/15/33	30,000	28,726
				125,967
ENGINEERING & CONSTRUCTION – 0.6%
Arcosa, Inc.(1)	4.38	04/15/29	30,000	29,315
Arcosa, Inc.(1)	6.88	08/15/32	45,000	46,774
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	30,000	30,511
Dycom Industries, Inc.(1)	4.50	04/15/29	35,000	34,276
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	25,000	25,133
Tutor Perini Corp.(1)	11.88	04/30/29	30,000	32,732
				198,741
ENTERTAINMENT – 3.5%
Banijay Entertainment SAS(1)	8.13	05/01/29	30,000	30,985
Boyne USA, Inc.(1)	4.75	05/15/29	50,000	49,055
Caesars Entertainment, Inc.(1)	4.63	10/15/29	90,000	86,920
Caesars Entertainment, Inc.(1)	6.00	10/15/32	85,000	76,267
Churchill Downs, Inc.(1)	4.75	01/15/28	50,000	49,592
Churchill Downs, Inc.(1)	5.75	04/01/30	90,000	89,759
Churchill Downs, Inc.(1)	6.75	05/01/31	45,000	46,083
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	40,000	39,021
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	35,000	34,323
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	40,000	33,005
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	55,000	53,881
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	55,000	57,279
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	55,000	59,062
Motion FinCo. Sarl(1)	8.38	02/15/32	30,000	24,602
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	30,000	29,662
Penn Entertainment, Inc.(1)	4.13	07/01/29	35,000	33,333
Penn Entertainment, Inc.(1)	6.75	04/01/31	40,000	39,692
Rivers Enterprise Borrower LLC(1)	6.25	10/15/30	45,000	45,799
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	45,000	45,971
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	50,000	48,370

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 3.5% (Continued)
Six Flags Entertainment Corp.(1)	7.25	05/15/31	$60,000	$59,219
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	35,000	33,692
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	25,000	25,086
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(1)	8.63	01/15/32	75,000	76,291
Universal Entertainment Corp.(1)	9.88	08/01/29	25,000	24,039
				1,190,988
ENVIRONMENTAL CONTROL – 0.8%
Enviri Corp.(1)	5.75	07/31/27	35,000	34,969
Madison IAQ LLC(1)	4.13	06/30/28	60,000	59,211
Madison IAQ LLC(1)	5.88	06/30/29	70,000	69,867
Reworld Holding Corp.(1)	4.88	12/01/29	55,000	52,851
Waste Pro USA, Inc.(1)	7.00	02/01/33	65,000	66,378
				283,276
FOOD – 2.6%
B&G Foods, Inc.(1)	8.00	09/15/28	60,000	59,541
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	35,000	36,170
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	45,000	44,533
Industrial F&B Investments III, Inc.(1)	7.75	02/11/33	60,000	60,680
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	7.13	04/30/33	35,000	35,450
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	75,000	78,492
Post Holdings, Inc.(1)	4.50	09/15/31	74,000	69,616
Post Holdings, Inc.(1)	4.63	04/15/30	105,000	102,079
Post Holdings, Inc.(1)	6.25	10/15/34	90,000	88,926
Post Holdings, Inc.(1)	6.38	03/01/33	90,000	90,023
Post Holdings, Inc.(1)	6.50	03/15/36	95,000	94,462
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	65,000	62,758
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	70,000	71,646
				894,376
FOOD SERVICE – 0.5%
Aramark Services, Inc.(1)	5.00	02/01/28	85,000	84,874
TKC Holdings, Inc.(1)	8.50	08/15/30	85,000	87,062
				171,936
FOREST PRODUCTS & PAPER – 0.4%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	20,000	19,685
Domtar Corp.(1)	6.75	10/01/28	45,000	35,696
Magnera Corp.(1)	4.75	11/15/29	35,000	32,089
Magnera Corp.(1)	7.25	11/15/31	60,000	56,236
				143,706
GAS – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	45,000	45,240
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	30,000	30,792
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	40,000	42,728
				118,760

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 0.6%
Bausch + Lomb Corp.(1)	8.38	10/01/28	$105,000	$108,544
Embecta Corp.(1)	5.00	02/15/30	35,000	32,903
Insulet Corp.(1)	6.50	04/01/33	35,000	35,751
Neogen Food Safety Corp.(1)	8.63	07/20/30	30,000	31,558
				208,756
HEALTHCARE-SERVICES – 6.0%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	35,000	34,271
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	35,000	34,848
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	40,000	40,966
AHP Health Partners, Inc.(1)	5.75	07/15/29	25,000	24,792
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	80,000	74,904
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	110,000	103,923
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	50,000	49,637
CHS/Community Health Systems, Inc.(1)	9.75	01/15/34	135,000	139,409
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	135,000	145,157
Concentra Health Services, Inc.(1)	6.88	07/15/32	45,000	46,689
Fortrea Holdings, Inc.(1)	7.50	07/01/30	39,000	37,997
Global Medical Response, Inc.(1)	7.38	10/01/32	75,000	78,226
HAH Group Holding Co. LLC(1)	9.75	10/01/31	50,000	45,800
HealthEquity, Inc.(1)	4.50	10/01/29	45,000	43,734
Kedrion SpA(1)	6.50	09/01/29	60,000	58,799
LifePoint Health, Inc.(1)	7.00	05/01/34	115,000	112,259
LifePoint Health, Inc.(1)	8.38	02/15/32	50,000	52,488
LifePoint Health, Inc.(1)	9.88	08/15/30	60,000	63,687
National Mentor Holdings, Inc.(1)	10.50	12/15/30	95,000	99,438
Option Care Health, Inc.(1)	4.38	10/31/29	40,000	38,740
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	115,000	119,333
Radiology Partners, Inc.(1)	8.50	07/15/32	70,000	69,687
Select Medical Corp.(1)	6.25	12/01/32	40,000	38,867
Sotera Health Holdings LLC(1)	7.38	06/01/31	55,000	57,238
Star Parent, Inc.(1)	9.00	10/01/30	75,000	78,660
Team Health Holdings, Inc.(1)	8.38	06/30/28	30,000	30,125
TEAM Services Holding, Inc.(1)	9.00	02/15/33	50,000	50,053
Tenet Healthcare Corp.(1)	6.00	11/15/33	55,000	55,617
Tenet Healthcare Corp.	6.13	10/01/28	132,000	132,404
Tenet Healthcare Corp.	6.88	11/15/31	30,000	31,986
US Acute Care Solutions LLC(1)	9.75	05/15/29	75,000	70,972
				2,060,706
HOLDING COMPANIES-DIVERS – 0.2%
Clue Opco LLC(1)	9.50	10/15/31	55,000	56,342

HOME BUILDERS – 1.3%
Adams Homes, Inc.(1)	9.25	10/15/28	35,000	36,327
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	29,985
Beazer Homes USA, Inc.	7.25	10/15/29	25,000	25,345
Beazer Homes USA, Inc.(1)	7.50	03/15/31	20,000	19,942
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	30,000	28,148
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	30,000	28,920

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.3% (Continued)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	$45,000	$45,049
Empire Communities Corp.(1)	9.75	05/01/29	35,000	35,717
K Hovnanian Enterprises, Inc.(1)	8.00	04/01/31	35,000	35,324
K Hovnanian Enterprises, Inc.(1)	8.38	10/01/33	35,000	35,196
LGI Homes, Inc.(1)	4.00	07/15/29	25,000	22,701
LGI Homes, Inc.(1)	7.00	11/15/32	30,000	28,797
LGI Homes, Inc.(1)	8.75	12/15/28	30,000	30,909
Risewell Homes, Inc.(1)	8.50	11/01/30	30,000	30,689
Risewell Homes, Inc.(1)	9.25	10/01/29	25,000	25,971
				459,020
HOUSEHOLD PRODUCTS/WARES – 0.1%
ACCO Brands Corp.(1)	4.25	03/15/29	45,000	40,220

HOUSEWARES – 1.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	60,000	49,846
Newell Brands, Inc.	6.38	09/15/27	35,000	35,351
Newell Brands, Inc.	6.38	05/15/30	55,000	53,901
Newell Brands, Inc.	6.63	09/15/29	40,000	40,000
Newell Brands, Inc.	6.63	05/15/32	35,000	34,000
Newell Brands, Inc.	7.38	04/01/36	35,000	33,367
Newell Brands, Inc.	7.50	04/01/46	50,000	43,193
Newell Brands, Inc.(1)	8.50	06/01/28	95,000	99,331
Scotts Miracle-Gro Co.	4.00	04/01/31	35,000	32,637
Scotts Miracle-Gro Co.	4.38	02/01/32	30,000	28,012
Scotts Miracle-Gro Co.	4.50	10/15/29	30,000	29,537
				479,175
INSURANCE – 5.4%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	55,000	52,567
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	40,000	39,436
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	85,000	86,375
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	63,000	62,067
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	75,000	75,735
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	90,000	91,204
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	110,000	112,342
AmWINS Group, Inc.(1)	4.88	06/30/29	60,000	58,067
AmWINS Group, Inc.(1)	6.38	02/15/29	55,000	55,675
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	115,000	117,481
Asurion LLC/Asurion Co.-Issuer, Inc.(1)	8.38	02/01/34	245,000	241,916
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	45,000	45,591
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	75,000	75,546
HUB International Ltd.(1)	5.63	12/01/29	45,000	44,465
HUB International Ltd.(1)	7.25	06/15/30	240,000	248,407
HUB International Ltd.(1)	7.38	01/31/32	140,000	143,499
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	55,000	56,725
Panther Escrow Issuer LLC(1)	7.13	06/01/31	240,000	241,260
				1,848,358

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 2.4%
Angi Group LLC(1)	3.88	08/15/28	$35,000	$32,054
Arches Buyer, Inc.(1)	4.25	06/01/28	75,000	73,452
Cars.com, Inc.(1)	6.38	11/01/28	30,000	29,512
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	35,000	34,856
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	20,000	19,896
Getty Images, Inc.(1)	10.50	11/15/30	50,000	44,366
Getty Images, Inc.(1)	11.25	02/21/30	40,000	35,763
Getty Images, Inc.(1)	14.00	03/01/28	20,000	18,650
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	4.63	05/01/28	30,000	27,679
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.00	05/01/28	20,000	18,491
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.75	05/15/28	35,000	32,771
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	8.75	05/01/29	50,000	46,060
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.00	08/01/29	35,000	32,366
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.50	05/30/29	60,000	56,155
Rakuten Group, Inc.(1),(2)	6.25	–	55,000	51,949
Rakuten Group, Inc.(1),(2)	8.13	–	60,000	61,345
Wayfair LLC(1)	6.75	11/15/32	50,000	50,584
Wayfair LLC(1)	7.25	10/31/29	60,000	61,525
Wayfair LLC(1)	7.75	09/15/30	55,000	57,101
ZipRecruiter, Inc.(1)	5.00	01/15/30	40,000	26,199
				810,774
INVESTMENT COMPANIES – 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	50,000	43,866
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	105,000	104,058
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	55,000	53,005
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	55,000	55,317
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	70,000	70,699
				326,945
IRON/STEEL – 1.5%
Algoma Steel, Inc.(1)	9.13	04/15/29	25,000	23,237
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	35,000	33,838
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	25,000	23,058
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	55,000	54,211
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	65,000	66,286
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	100,000	100,063
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	70,000	70,795
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	65,000	66,420
Cleveland-Cliffs, Inc.(1)	7.63	01/15/34	85,000	85,925
				523,833
LEISURE TIME – 2.2%
Kingpin Intermediate Holdings LLC(1)	7.25	10/15/32	35,000	29,388
Lindblad Expeditions LLC(1)	7.00	09/15/30	50,000	51,391
NCL Corp. Ltd.(1)	5.88	01/15/31	90,000	87,649
NCL Corp. Ltd.(1)	6.25	03/01/30	25,000	24,956
NCL Corp. Ltd.(1)	6.25	09/15/33	65,000	62,955
NCL Corp. Ltd.(1)	6.75	02/01/32	135,000	134,452
NCL Corp. Ltd.(1)	7.75	02/15/29	50,000	52,219

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 2.2% (Continued)
NCL Finance Ltd.(1)	6.13	03/15/28	$35,000	$35,530
Patrick Industries, Inc.(1)	4.75	05/01/29	30,000	29,598
Patrick Industries, Inc.(1)	6.38	11/01/32	35,000	35,300
Sabre Financial Borrower LLC(1)	11.13	06/15/29	70,000	71,916
Sabre GLBL, Inc.(1)	10.75	11/15/29	37,000	32,237
Sabre GLBL, Inc.(1)	10.75	03/15/30	34,000	29,389
Sabre GLBL, Inc.(1)	11.13	07/15/30	100,000	86,125
				763,105
LODGING – 0.9%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	35,000	32,419
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	65,000	62,943
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	35,000	33,489
Marriott Ownership Resorts, Inc.	4.75	01/15/28	25,000	24,664
Marriott Ownership Resorts, Inc.(1)	6.50	10/01/33	45,000	43,304
Station Casinos LLC(1)	4.50	02/15/28	50,000	49,250
Station Casinos LLC(1)	4.63	12/01/31	35,000	32,974
Station Casinos LLC(1)	6.63	03/15/32	40,000	40,522
				319,565
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	25,000	26,761

MACHINERY-DIVERSIFIED – 0.5%
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	36,814
Columbus McKinnon Corp./NY(1)	7.13	02/01/33	70,000	70,437
Lsf12 Helix Parent LLC(1)	7.13	02/01/33	40,000	39,146
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	25,000	25,021
				171,418
MEDIA – 5.7%
AMC Global Media, Inc.(1)	10.50	07/15/32	99,000	102,122
Block Communications, Inc.(1)	10.25	03/01/31	35,000	32,433
Cable One, Inc.(1)	4.00	11/15/30	40,000	27,924
DISH Network Corp.(1)	11.75	11/15/27	265,000	273,744
Dotdash Meredith, Inc.(1)	7.63	06/15/32	30,000	28,185
EchoStar Corp.	10.75	11/30/29	410,000	445,417
Gray Media, Inc.(1)	7.25	08/15/33	55,000	56,032
Gray Media, Inc.(1)	10.50	07/15/29	85,000	90,282
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	65,000	64,552
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	45,000	46,524
Midcontinent Communications(1)	8.00	08/15/32	45,000	42,391
Scripps Escrow II, Inc.(1)	3.88	01/15/29	40,000	37,930
Sinclair Television Group, Inc.(1)	8.13	02/15/33	110,000	113,984
Univision Communications, Inc.(1)	4.50	05/01/29	80,000	76,384
Univision Communications, Inc.(1)	7.38	06/30/30	60,000	59,981
Univision Communications, Inc.(1)	8.50	07/31/31	95,000	96,483
Univision Communications, Inc.(1)	8.88	04/15/33	115,000	115,713
Univision Communications, Inc.(1)	9.38	08/01/32	115,000	119,094
Virgin Media Finance PLC(1)	5.00	07/15/30	65,000	54,846

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 5.7% (Continued)
Virgin Media O2 Vendor Financing Notes VI DAC(1)	8.50	03/15/33	$40,000	$35,938
Ziggo Bond Co. BV(1)	5.13	02/28/30	40,000	35,122
				1,955,081
METAL FABRICATE/HARDWARE – 0.2%
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	30,000	31,249
TMS International Corp./DE(1)	6.25	04/15/29	25,000	24,531
				55,780
MINING – 1.0%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	40,000	43,322
Century Aluminum Co.(1)	6.88	08/01/32	30,000	31,093
Compass Minerals International, Inc.(1)	8.00	07/01/30	50,000	52,226
Eldorado Gold Corp.(1)	6.25	09/01/29	40,000	39,945
IAMGOLD Corp.(1)	5.75	10/15/28	30,000	29,836
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	25,000	25,949
Kaiser Aluminum Corp.(1)	4.50	06/01/31	50,000	47,999
Kaiser Aluminum Corp.(1)	5.88	03/01/34	30,000	30,085
Taseko Mines Ltd.(1)	8.25	05/01/30	35,000	36,683
				337,138
MISCELLANEOUS MANUFACTURER – 0.3%
Calderys Financing LLC(1)	11.25	06/01/28	40,000	41,212
LSB Industries, Inc.(1)	6.25	10/15/28	25,000	25,028
Maxam Prill Sarl(1)	7.75	07/15/30	35,000	36,325
				102,565
OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.(1)	10.25	10/15/30	30,000	25,200

OIL & GAS – 4.6%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	75,000	78,384
BKV Upstream Midstream LLC(1)	7.50	10/15/30	40,000	41,100
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	89,634	93,694
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	58,689	61,635
Caturus Energy LLC(1)	7.13	05/15/31	45,000	45,180
Caturus Energy LLC(1)	8.50	02/15/30	35,000	36,612
CITGO Petroleum Corp.(1)	8.38	01/15/29	85,000	87,512
Comstock Resources, Inc.(1)	5.88	01/15/30	70,000	67,844
Comstock Resources, Inc.(1)	6.75	03/01/29	90,000	90,013
Comstock Resources, Inc.(1)	6.75	03/01/29	35,000	34,900
CVR Energy, Inc.(1)	7.50	02/15/31	45,000	45,595
CVR Energy, Inc.(1)	7.88	02/15/34	30,000	30,110
EnQuest PLC(1)	9.88	04/30/31	50,000	51,674
EnQuest PLC(1)	11.63	11/01/27	35,000	36,017
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	45,000	46,222
Infinity Natural Resources LLC(1)	7.63	04/01/31	40,000	40,698
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	55,000	57,506
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	35,000	35,682
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	55,000	55,711
Nabors Industries, Inc.(1)	8.88	08/15/31	40,000	42,256

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.6% (Continued)
Northern Oil & Gas, Inc.(1)	7.88	10/15/33	$55,000	$57,027
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	35,000	36,565
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	38,000	39,866
Talos Production, Inc.(1)	9.00	02/01/29	45,000	46,968
Talos Production, Inc.(1)	9.38	02/01/31	50,000	53,220
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	30,054
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	50,000	49,349
Transocean International Ltd.(1)	7.88	10/15/32	35,000	37,520
Transocean International Ltd.(1)	8.75	02/15/30	66,500	69,683
W&T Offshore, Inc.(1)	10.75	02/01/29	30,000	31,144
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	40,000	41,191
				1,570,932
OIL & GAS SERVICES – 0.6%
CHC Group LLC(1)	11.75	09/01/30	40,000	36,345
SESI LLC(1)	7.88	09/30/30	60,000	61,986
Star Holding LLC(1)	8.75	08/01/31	30,000	30,648
Tidewater, Inc.(1)	9.13	07/15/30	50,000	53,857
Viridien(1)	10.00	10/15/30	30,000	32,230
				215,066
PACKAGING & CONTAINERS – 2.7%
Ardagh Group SA(1)	9.50	12/01/30	120,000	127,358
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	40,000	38,277
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.25	01/30/31	50,000	50,375
Clearwater Paper Corp.(1)	4.75	08/15/28	20,000	17,621
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	80,000	72,633
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/30	200,000	202,375
OI European Group BV(1)	4.75	02/15/30	25,000	23,230
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	50,000	50,222
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	52,000	49,760
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	25,000	23,652
Sealed Air Corp.(1)	6.88	07/15/33	35,000	34,140
Sword Purchaser LLC(1)	8.25	04/15/33	140,000	143,360
Sword Purchaser LLC(1)	10.50	04/15/34	35,000	35,638
TriMas Corp.(1)	4.13	04/15/29	30,000	28,975
Trivium Packaging Finance BV(1)	8.25	07/15/30	36,000	37,558
				935,174
PHARMACEUTICALS – 2.6%
1261229 BC Ltd.(1)	10.00	04/15/32	450,000	465,049
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	45,000	46,791
BellRing Brands, Inc.(1)	7.00	03/15/30	65,000	66,053
Grifols SA(1)	4.75	10/15/28	55,000	54,265
Harrow, Inc.(1)	8.63	09/15/30	20,000	20,713
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	45,000	42,344
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	115,000	114,353
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	40,000	42,904
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	40,000	36,145
				888,617

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	$35,000	$36,312
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	35,000	36,633
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	30,000	30,031
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	55,000	56,790
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	75,000	78,288
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	03/15/34	55,000	55,420
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	55,000	57,690
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	45,000	47,395
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	45,000	46,897
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	36,686
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	30,000	30,292
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	35,000	35,888
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	30,000	31,510
Golar LNG Ltd.(1)	7.50	10/02/30	35,000	35,882
ITT Holdings LLC(1)	6.50	08/01/29	90,000	88,771
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	35,000	36,028
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	70,000	72,594
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	95,000	99,750
Prairie Acquiror LP(1)	9.00	08/01/29	35,000	36,569
Summit Midstream Holdings LLC(1)	8.63	10/31/29	60,000	62,765
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	55,000	54,897
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	50,000	50,291
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	40,000	40,242
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.75	03/15/34	50,000	51,116
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	60,000	61,845
				1,270,582
REAL ESTATE – 1.0%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	35,000	33,420
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	40,000	39,219
CoreLogic, Inc.(1)	4.50	05/01/28	60,000	58,396
Five Point Operating Co. LP(1)	8.00	10/01/30	35,000	35,913
Hunt Cos, Inc.(1)	5.25	04/15/29	45,000	43,620
Kennedy-Wilson, Inc.	4.75	03/01/29	45,000	44,733
Kennedy-Wilson, Inc.	4.75	02/01/30	45,000	44,434
Kennedy-Wilson, Inc.	5.00	03/01/31	45,000	44,847
				344,582
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.0%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	35,000	35,013
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	35,000	37,247
Diversified Healthcare Trust	4.38	03/01/31	35,000	31,499
Diversified Healthcare Trust(1)	7.25	10/15/30	30,000	30,648
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM(1)	7.38	09/30/30	30,000	29,845
Hudson Pacific Properties LP	3.25	01/15/30	30,000	25,589
Hudson Pacific Properties LP	3.95	11/01/27	30,000	29,054
Hudson Pacific Properties LP	4.65	04/01/29	35,000	31,354
Hudson Pacific Properties LP	5.95	02/15/28	25,000	24,392

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.0% (Continued)
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	$115,000	$119,550
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	25,000	25,421
Rithm Capital Corp.(1)	8.00	04/01/29	60,000	60,321
Rithm Capital Corp.(1)	8.00	07/15/30	40,000	40,057
Service Properties Trust(1)	8.63	11/15/31	75,000	78,966
Service Properties Trust	8.88	06/15/32	35,000	35,938
XHR LP(1)	4.88	06/01/29	35,000	34,376
XHR LP(1)	6.63	05/15/30	30,000	30,734
				700,004
RETAIL – 4.8%
Bath & Body Works, Inc.	6.95	03/01/33	20,000	19,450
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	40,000	34,917
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	25,000	22,592
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	25,000	24,297
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	45,000	47,347
EG Global Finance PLC(1)	12.00	11/30/28	80,000	85,386
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	60,000	58,602
Ferrellgas LP/Ferrellgas Finance Corp.(1)	9.25	01/15/31	50,000	52,511
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	75,000	73,062
Gee Automotive Holdings LLC(1)	7.25	03/01/31	25,000	25,441
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	40,000	38,174
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	40,000	36,821
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	40,000	40,644
Kohl’s Corp.	5.13	05/01/31	30,000	24,561
Kohl’s Corp.	5.55	07/17/45	30,000	18,257
LBM Acquisition LLC(1)	9.50	06/15/31	70,000	61,336
LCM Investments Holdings II LLC(1)	4.88	05/01/29	80,000	78,372
LCM Investments Holdings II LLC(1)	8.25	08/01/31	60,000	62,885
Men’s Wearhouse LLC(1)	9.00	02/01/31	35,000	37,061
Michaels Cos, Inc.(1)	8.50	03/15/33	150,000	148,249
Papa John’s International, Inc.(1)	3.88	09/15/29	30,000	28,866
Park River Holdings, Inc.(1)	8.00	03/15/31	60,000	60,391
Petco Health & Wellness Co., Inc.(1)	8.25	02/01/31	45,000	45,473
PetSmart LLC/PetSmart Finance Corp.(1)	7.50	09/15/32	145,000	146,936
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	40,000	35,341
Staples, Inc.(1)	10.75	09/01/29	185,000	176,972
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	50,000	48,039
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	6.50	12/15/35	25,000	24,816
Victoria’s Secret & Co.(1)	4.63	07/15/29	45,000	43,384
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	35,000	36,669
				1,636,852
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	12.25	03/30/29	45,000	48,163

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.0%
Capstone Borrower, Inc.(1)	8.00	06/15/30	$60,000	$57,925
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	55,000	27,362
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	60,000	29,250
Cloud Software Group, Inc.(1)	9.00	09/30/29	290,000	284,987
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	30,000	29,763
CoreWeave, Inc.(1)	9.00	02/01/31	135,000	134,313
CoreWeave, Inc.(1)	9.25	06/01/30	150,000	151,997
CoreWeave, Inc.(1)	9.75	10/01/31	200,000	201,314
Dye & Durham Ltd.(1)	8.63	04/15/29	40,000	34,918
Ellucian Holdings, Inc.(1)	6.50	12/01/29	55,000	54,234
OAK-Eagle Acquireco, Inc.(1)	8.75	07/01/34	185,000	192,629
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	30,000	23,317
Rocket Software, Inc.(1)	9.00	11/28/28	60,000	59,753
SS&C Technologies, Inc.(1)	5.50	09/30/27	155,000	154,953
SS&C Technologies, Inc.(1)	6.50	06/01/32	55,000	55,692
UKG, Inc.(1)	6.88	02/01/31	190,000	185,083
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	50,000	40,720
				1,718,210
TELECOMMUNICATIONS – 3.2%
Africell Holding Ltd.(1)	10.50	10/23/29	30,000	30,220
Connect Holding II LLC(1)	10.50	04/03/31	170,000	173,383
GCI LLC(1)	4.75	10/15/28	40,000	39,167
GoTo Group, Inc.(1)	5.50	05/01/28	30,000	23,100
Iliad Holding SAS(1)	7.00	10/15/28	65,000	65,491
Iliad Holding SAS(1)	7.00	04/15/32	65,000	66,073
Iliad Holding SAS(1)	8.50	04/15/31	70,000	74,310
Level 3 Financing, Inc.(1)	3.63	01/15/29	25,000	23,812
Level 3 Financing, Inc.(1)	3.75	07/15/29	25,000	23,553
Level 3 Financing, Inc.(1)	8.50	01/15/36	145,000	155,477
Lumen Technologies, Inc.(1)	4.50	01/15/29	25,000	24,017
Lumen Technologies, Inc.	7.60	09/15/39	25,000	24,125
Lumen Technologies, Inc.	7.65	03/15/42	20,000	18,678
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	40,000	39,878
Uniti Services LLC(1)	7.50	10/15/33	105,000	110,614
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	28,687
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	165,000	174,625
				1,095,210
TRANSPORTATION – 0.5%
Beacon Mobility Corp.(1)	7.25	08/01/30	40,000	41,681
Star Leasing Co. LLC(1)	7.63	02/15/30	50,000	48,427
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	70,000	72,800
				162,908
TOTAL CORPORATE BONDS (Cost – $33,665,523)				33,658,813

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
JP Morgan Chase, New York	2.98	05/01/26	$611,622	$611,622
TOTAL SHORT-TERM INVESTMENTS (Cost – $611,622)				611,622

TOTAL INVESTMENTS – 99.7% (Cost – $34,277,145)				$34,270,435
OTHER ASSETS LESS LIABILITIES – 0.3%				112,111
NET ASSETS – 100.0%				$34,382,546

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $31,020,921 and represents 90.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	119	$2,648
TOTAL COMMON STOCKS (Cost – $1,475)		2,648

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.7%
ADVERTISING – 2.5%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$2,895,000	2,902,064
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	2,879,000	2,901,574
CMG Media Corp.(1)	8.88	06/18/29	1,850,000	1,650,144
				7,453,782
AUTO MANUFACTURERS – 1.5%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	3,315,000	2,663,603
PM General Purchaser LLC(1)	9.50	10/01/28	2,030,000	1,892,975
				4,556,578
AUTO PARTS & EQUIPMENT – 0.6%
Dexko Global, Inc.(1)	7.50	04/15/32	2,140,500	1,927,435

BANKS – 0.4%
Armor Holdco, Inc.(1)	8.50	11/15/29	1,075,000	1,067,513

BIOTECHNOLOGY – 0.4%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	1,371,000	1,221,321

BUILDING MATERIALS – 2.1%
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	2,310,000	1,495,682
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	1,015,000	189,700
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	1,550,000	993,492
JELD-WEN Holding, Inc.(1)	7.00	09/01/32	1,086,000	554,931
JELD-WEN, Inc.(1)	4.88	12/15/27	1,250,000	932,022
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	1,820,000	919,100
Wilsonart LLC(1)	11.00	08/15/32	1,550,000	1,199,771
				6,284,698
CHEMICALS – 4.2%
Innophos Holdings, Inc.(1)	11.50	06/15/29	1,430,000	1,323,544
Mativ Holdings, Inc.(1)	8.00	10/01/29	1,242,000	1,203,612
Olympus Water US Holding Corp.(1)	6.25	10/01/29	1,235,000	1,208,020
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	2,250,000	2,234,902
Tronox, Inc.(1)	4.63	03/15/29	3,440,000	2,881,706
Vibrantz Technologies, Inc.(1)	9.00	02/28/31	1,560,925	210,725
WR Grace Holdings LLC(1)	5.63	08/15/29	3,675,000	3,509,582
				12,572,091
COAL – 0.4%
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	1,235,000	1,121,003

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	$3,090,000	$3,068,659
Alta Equipment Group, Inc.(1)	9.00	06/01/29	1,550,000	1,479,577
Champions Financing, Inc.(1)	8.75	02/15/29	1,935,000	1,884,207
Garda World Security Corp.(1)	6.00	06/01/29	1,420,000	1,392,625
Garda World Security Corp.(1)	8.25	08/01/32	1,555,000	1,592,436
Garda World Security Corp.(1)	8.38	11/15/32	2,775,000	2,865,362
Hertz Corp.(1)	5.00	12/01/29	3,116,000	1,534,022
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	2,335,000	2,329,330
OT Midco, Inc.(1)	10.00	02/15/30	1,950,000	765,375
Signal Parent, Inc.(1)	6.13	04/01/29	923,000	365,739
				17,277,332
COMPUTERS – 2.2%
Ahead DB Holdings LLC(1)	6.63	05/01/28	1,270,000	1,261,098
McAfee Corp.(1)	7.38	02/15/30	5,550,000	4,502,851
Virtusa Corp.(1)	7.13	12/15/28	1,085,000	905,999
				6,669,948
DISTRIBUTION/WHOLESALE – 1.0%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	1,598,000	1,588,843
Velocity Vehicle Group LLC(1)	8.00	06/01/29	1,550,000	1,526,668
				3,115,511
DIVERSIFIED FINANCIAL SERVICES – 4.0%
Aretec Group, Inc.(1)	7.50	04/01/29	1,240,000	1,242,491
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	1,230,000	1,076,287
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	795,000	811,266
Hightower Holding LLC(1)	6.75	04/15/29	935,000	934,150
Hightower Holding LLC(1)	9.13	01/31/30	1,250,000	1,303,816
LD Holdings Group LLC(1)	6.13	04/01/28	1,550,000	1,339,884
LD Holdings Group LLC(1)	8.75	11/01/27	1,062,000	996,265
Osaic Holdings, Inc.(1)	8.00	08/01/33	2,255,000	2,300,982
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	2,171,000	2,194,195
				12,199,336
ENGINEERING & CONSTRUCTION – 1.9%
Artera Services LLC(1)	8.50	02/15/31	1,932,000	1,665,084
Brand Industrial Services, Inc.(1)	10.38	08/01/30	4,585,000	4,226,728
				5,891,812
ENTERTAINMENT – 2.9%
Affinity Interactive(1)	6.88	12/15/27	1,650,000	1,028,594
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	1,189,000	469,655
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	1,110,000	935,349
Motion Bondco DAC(1)	6.63	11/15/27	1,260,000	1,210,314
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	2,420,000	1,580,019
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	2,340,000	1,348,425
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	2,585,000	2,183,362
				8,755,718

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.2%
B&G Foods, Inc.	5.25	09/15/27	$1,585,000	$1,538,017
C&S Group Enterprises LLC(1)	5.00	12/15/28	1,240,000	1,162,010
Chobani LLC/Chobani Finance Corp., Inc.(1)	6.38	04/15/34	2,600,000	2,654,472
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	1,555,000	1,607,144
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	1,440,000	1,492,806
United Natural Foods, Inc.(1)	6.75	10/15/28	1,198,000	1,199,728
				9,654,177
FOOD SERVICE – 0.8%
TKC Holdings, Inc.(1)	12.00	02/15/31	2,170,000	2,262,939

FOREST PRODUCTS & PAPER – 0.6%
Mercer International, Inc.	5.13	02/01/29	2,805,000	1,124,553
Mercer International, Inc.(1)	12.88	10/01/28	1,270,000	633,412
				1,757,965
HEALTHCARE-SERVICES – 5.3%
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	3,210,000	2,848,361
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	3,165,000	3,115,728
LifePoint Health, Inc.(1)	5.38	01/15/29	1,555,000	1,500,700
LifePoint Health, Inc.(1)	10.00	06/01/32	2,610,000	2,674,597
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	2,420,000	2,008,382
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	3,910,000	3,904,449
				16,052,217
HOME FURNISHINGS – 0.8%
FXI Holdings, Inc.(1)	11.00	11/15/30	2,265,000	1,907,770
FXI Holdings, Inc.(1)	14.00	11/15/29	797,125	366,677
				2,274,447
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	1,715,000	1,050,438

INSURANCE – 9.0%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	1,515,000	1,430,641
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	2,887,000	2,899,374
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	1,532,000	1,534,033
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	1,044,000	1,024,098
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	3,255,000	3,254,639
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	1,725,000	1,697,122
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	1,080,000	1,054,201
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	5,220,000	5,200,061
Broadstreet Partners Group LLC(1)	5.88	04/15/29	2,330,000	2,295,950
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	3,820,000	3,651,567
Jones Deslauriers Insurance Management, Inc.(1)	6.88	10/01/33	1,230,000	1,152,799
USI, Inc./NY(1)	7.50	01/15/32	2,000,000	2,059,721
				27,254,206

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.9%
Arches Buyer, Inc.(1)	6.13	12/01/28	$1,550,000	$1,508,239
Getty Images, Inc.(1)	14.00	03/01/28	925,000	862,562
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	1,305,000	489,375
				2,860,176
IRON/STEEL – 0.8%
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	2,119,000	2,265,754

LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	1,590,000	1,335,501

LODGING – 0.4%
Full House Resorts, Inc.(1)	8.25	02/15/28	1,263,000	1,200,493

MACHINERY-DIVERSIFIED – 1.2%
GrafTech Finance, Inc.(1)	4.63	12/23/29	1,645,000	1,051,428
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	1,385,000	1,042,212
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	1,545,000	1,614,411
				3,708,051
MEDIA – 12.2%
AMC Global Media, Inc.	4.25	02/15/29	803,000	707,144
CSC Holdings LLC(1)	3.38	02/15/31	890,000	518,017
CSC Holdings LLC(1)	4.13	12/01/30	1,020,000	608,035
CSC Holdings LLC(1)	4.50	11/15/31	1,379,000	805,382
CSC Holdings LLC(1)	5.38	02/01/28	915,000	683,863
CSC Holdings LLC(1)	6.50	02/01/29	1,592,000	992,504
CSC Holdings LLC(1)	11.25	05/15/28	895,000	728,838
CSC Holdings LLC(1)	11.75	01/31/29	1,878,700	1,346,487
DISH DBS Corp.	5.13	06/01/29	1,815,000	1,672,646
DISH DBS Corp.(1)	5.75	12/01/28	3,035,000	2,984,164
DISH DBS Corp.	7.38	07/01/28	1,235,000	1,207,081
EW Scripps Co.(1)	9.88	08/15/30	2,440,000	2,448,756
Gray Media, Inc.(1)	4.75	10/15/30	1,685,000	1,350,290
Gray Media, Inc.(1)	5.38	11/15/31	2,620,000	2,048,722
Gray Media, Inc.(1)	9.63	07/15/32	2,455,000	2,497,668
iHeartCommunications, Inc.(1)	4.75	01/15/28	745,000	713,337
iHeartCommunications, Inc.(1)	7.75	08/15/30	1,749,100	1,684,978
iHeartCommunications, Inc.(1)	9.13	05/01/29	1,894,750	1,899,487
iHeartCommunications, Inc.(1)	10.88	05/01/30	1,793,000	1,708,998
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	2,545,000	1,651,896
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	3,790,000	2,585,348
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	1,930,000	1,932,262
Scripps Escrow II, Inc.(1)	5.38	01/15/31	1,220,000	944,128
Sinclair Television Group, Inc.(1)	5.50	03/01/30	1,585,000	1,402,725
Sinclair Television Group, Inc.(1)	9.75	02/15/33	1,350,000	1,495,125
Urban One, Inc.(1)	7.63	04/01/31	900,000	376,362
				36,994,243

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.8%
Skeena Resources Ltd.(1)	8.50	04/01/31	$2,375,000	$2,488,192

OFFICE/BUSINESS EQUIPMENT – 1.1%
Xerox Corp.	4.80	03/01/35	769,000	219,468
Xerox Corp.	6.75	12/15/39	1,123,000	326,337
Xerox Corp.(1)	13.50	04/15/31	1,600,000	908,400
Xerox Holdings Corp.(1)	5.50	08/15/28	2,059,000	998,615
Xerox Holdings Corp.(1)	8.88	11/30/29	1,590,000	588,300
Xerox Holdings Corp.(1),(3)	13.00	07/01/30	710,000	386,950
				3,428,070
OIL & GAS – 2.9%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	1,016,000	1,047,054
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	02/15/31	1,820,000	1,929,904
Transocean International Ltd.	6.80	03/15/38	1,210,000	1,175,792
Transocean International Ltd.	7.50	04/15/31	790,000	814,312
Transocean International Ltd.(1)	8.25	05/15/29	1,830,000	1,901,042
Transocean International Ltd.(1)	8.50	05/15/31	1,862,000	1,970,048
				8,838,152
PACKAGING & CONTAINERS – 4.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	3,365,000	3,151,757
Iris Holding, Inc.(1)	10.00	12/15/28	1,240,000	1,054,000
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/30	4,040,000	3,853,134
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	1,980,000	1,988,380
Trivium Packaging Finance BV(1)	12.25	01/15/31	1,915,000	2,089,349
				12,136,620
PHARMACEUTICALS – 2.6%
Accendra Health, Inc.(1)	4.50	03/31/29	1,475,000	984,444
Accendra Health, Inc.(1)	6.63	04/01/30	1,755,000	944,396
Bausch Health Cos, Inc.(1)	4.88	06/01/28	1,159,000	1,089,460
Bausch Health Cos, Inc.(1)	5.00	01/30/28	505,000	433,227
Bausch Health Cos, Inc.(1)	5.00	02/15/29	575,000	418,452
Bausch Health Cos, Inc.(1)	5.25	01/30/30	1,135,000	739,742
Bausch Health Cos, Inc.(1)	5.25	02/15/31	620,000	369,377
Bausch Health Cos, Inc.(1)	6.25	02/15/29	1,135,000	836,353
Bausch Health Cos, Inc.(1)	7.25	05/30/29	465,000	344,437
Bausch Health Cos, Inc.(1)	11.00	09/30/28	1,253,000	1,304,054
Bausch Health Cos, Inc.(1)	14.00	10/15/30	480,000	462,317
				7,926,259
PIPELINES – 0.5%
TransMontaigne Partners LLC(1)	8.50	06/15/30	1,550,000	1,605,082

REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.3%
Diversified Healthcare Trust	4.75	02/15/28	1,615,000	1,571,820
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	2,522,000	1,809,592
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	1,820,000	1,507,340
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	2,725,000	2,658,581
Service Properties Trust	3.95	01/15/28	1,270,000	1,232,223

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.3% (Continued)
Service Properties Trust	4.38	02/15/30	$1,265,000	$1,139,622
Service Properties Trust	4.95	10/01/29	1,390,000	1,307,295
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	1,720,000	1,663,242
				12,889,715
RETAIL – 5.7%
Arko Corp.(1)	5.13	11/15/29	1,390,000	1,253,969
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	3,673,000	3,560,989
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1),(2)	7.00	08/15/28	790,000	387,100
LBM Acquisition LLC(1)	6.25	01/15/29	2,260,000	1,568,306
Michaels Cos, Inc.(1)	11.00	03/15/34	2,380,000	2,299,529
Park River Holdings, Inc.(1)	8.75	12/31/30	1,739,459	1,646,578
PetSmart LLC/PetSmart Finance Corp.(1)	10.00	09/15/33	2,375,000	2,400,558
Staples, Inc.(1)	12.75	01/15/30	2,665,847	2,017,998
White Capital Supply Holdings LLC(1)	7.38	11/15/30	2,115,000	2,140,143
				17,275,170
SOFTWARE – 2.7%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	6,220,000	5,933,210
Rackspace Finance LLC(1)	3.50	05/15/28	896,500	446,009
Rocket Software, Inc.(1)	6.50	02/15/29	1,855,000	1,657,887
				8,037,106
TELECOMMUNICATIONS – 6.6%
Altice Financing SA(1)	5.00	01/15/28	2,652,000	1,977,630
Altice Financing SA(1)	5.75	08/15/29	4,445,000	3,276,597
Altice Financing SA(1)	9.63	07/15/27	783,000	608,426
Altice France Lux 3/Altice Holdings 1(1)	10.00	01/15/33	815,000	806,714
Altice France SA(1)	6.50	10/15/31	326,715	320,780
Altice France SA(1)	6.50	04/15/32	1,643,833	1,617,723
Altice France SA(1)	6.88	10/15/30	680,579	669,566
Altice France SA(1)	6.88	07/15/32	1,331,604	1,310,883
Altice France SA(1)	9.50	11/01/29	1,158,555	1,183,348
GoTo Group, Inc.(1)	5.50	05/01/28	1,209,349	308,384
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	2,730,000	2,684,288
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	1,475,000	1,544,848
Viasat, Inc.(1)	6.50	07/15/28	1,255,000	1,250,960
Viasat, Inc.(1)	7.50	05/30/31	2,355,000	2,363,130
				19,923,277
TRANSPORTATION – 0.8%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	920,000	894,609
GB AIT Buyer, Inc.(1)	8.75	04/30/34	1,575,000	1,586,289
				2,480,898
TOTAL CORPORATE BONDS (Cost – $307,370,501)				295,813,226

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
JP Morgan Chase, New York	2.98	05/01/26	$4,385,813	$4,385,813
TOTAL SHORT-TERM INVESTMENTS (Cost – $4,385,813)				4,385,813

TOTAL INVESTMENTS – 99.1% (Cost – $311,757,789)				$300,201,687
OTHER ASSETS LESS LIABILITIES – 0.9%				2,783,979
NET ASSETS – 100.0%				$302,985,666

*	Non-Income producing security.
(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $275,801,403 and represents 91.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
ADVERTISING – 0.1%
Omnicom Group, Inc.	2.45	04/30/30	$85,000	$78,152
Omnicom Group, Inc.	4.20	06/01/30	75,000	73,652
Omnicom Group, Inc.	4.75	03/30/30	85,000	85,258
				237,062
AEROSPACE/DEFENSE – 2.4%
Boeing Co.	2.95	02/01/30	105,000	99,258
Boeing Co.	3.20	03/01/29	150,000	144,763
Boeing Co.	3.25	02/01/28	160,000	156,967
Boeing Co.	3.63	02/01/31	205,000	195,589
Boeing Co.	5.04	05/01/27	265,000	266,527
Boeing Co.	5.15	05/01/30	625,000	635,367
Boeing Co.	6.26	05/01/27	140,000	142,448
Boeing Co.	6.30	05/01/29	195,000	204,562
HEICO Corp.	5.25	08/01/28	70,000	71,280
Howmet Aerospace, Inc.	3.00	01/15/29	100,000	96,435
L3Harris Technologies, Inc.	1.80	01/15/31	90,000	79,101
L3Harris Technologies, Inc.	4.40	06/15/28	120,000	120,029
L3Harris Technologies, Inc.	4.40	06/15/28	125,000	125,077
L3Harris Technologies, Inc.	5.05	06/01/29	110,000	111,985
Northrop Grumman Corp.	3.25	01/15/28	280,000	275,320
Northrop Grumman Corp.	4.40	05/01/30	110,000	109,918
Northrop Grumman Corp.	4.60	02/01/29	70,000	70,496
Northrop Grumman Corp.	4.65	07/15/30	65,000	65,405
RTX Corp.	2.25	07/01/30	140,000	128,318
RTX Corp.	3.13	05/04/27	155,000	153,409
RTX Corp.	4.13	11/16/28	415,000	413,409
RTX Corp.	5.75	01/15/29	60,000	62,164
RTX Corp.	6.00	03/15/31	150,000	159,406
Spirit AeroSystems, Inc.	4.60	06/15/28	100,000	100,079
				3,987,312
AGRICULTURE – 1.5%
Altria Group, Inc.	3.40	05/06/30	100,000	95,722
Altria Group, Inc.	4.50	08/06/30	70,000	69,717
Altria Group, Inc.	4.80	02/14/29	265,000	267,028
Altria Group, Inc.	4.88	02/04/28	75,000	75,637
Altria Group, Inc.	6.20	11/01/28	70,000	72,903
BAT Capital Corp.	2.26	03/25/28	240,000	230,721
BAT Capital Corp.	2.73	03/25/31	180,000	164,629
BAT Capital Corp.	3.46	09/06/29	65,000	62,873
BAT Capital Corp.	3.56	08/15/27	320,000	316,708
BAT Capital Corp.	4.91	04/02/30	145,000	146,535
BAT Capital Corp.	5.83	02/20/31	115,000	120,401
BAT Capital Corp.	6.34	08/02/30	145,000	154,610
BAT International Finance PLC	4.45	03/16/28	145,000	145,066
BAT International Finance PLC	5.93	02/02/29	135,000	139,952
Bunge Ltd. Finance Corp.	3.20	04/21/31	90,000	84,125

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.5% (Continued)
Bunge Ltd. Finance Corp.	3.75	09/25/27	$80,000	$79,411
Bunge Ltd. Finance Corp.	4.20	09/17/29	105,000	104,085
Bunge Ltd. Finance Corp.	4.55	08/04/30	90,000	89,752
				2,419,875
AIRLINES – 0.4%
Delta Air Lines, Inc.	4.95	07/10/28	145,000	145,925
Delta Air Lines, Inc.	5.25	07/10/30	140,000	141,177
Southwest Airlines Co.	2.63	02/10/30	70,000	64,469
Southwest Airlines Co.	4.38	11/15/28	100,000	99,276
Southwest Airlines Co.	5.13	06/15/27	238,000	239,117
				689,964
APPAREL – 0.1%
PVH Corp.	5.50	06/13/30	65,000	65,972
Tapestry, Inc.	5.10	03/11/30	105,000	106,298
				172,270
AUTO MANUFACTURERS – 4.7%
Ford Motor Credit Co. LLC	2.90	02/16/28	110,000	105,897
Ford Motor Credit Co. LLC	2.90	02/10/29	105,000	98,629
Ford Motor Credit Co. LLC	3.82	11/02/27	105,000	103,187
Ford Motor Credit Co. LLC	4.00	11/13/30	235,000	220,809
Ford Motor Credit Co. LLC	4.13	08/17/27	180,000	177,882
Ford Motor Credit Co. LLC	4.95	05/28/27	200,000	200,061
Ford Motor Credit Co. LLC	4.97	04/06/29	220,000	218,233
Ford Motor Credit Co. LLC	5.11	05/03/29	210,000	208,849
Ford Motor Credit Co. LLC	5.30	09/06/29	135,000	134,693
Ford Motor Credit Co. LLC	5.42	04/09/31	215,000	213,227
Ford Motor Credit Co. LLC	5.73	09/05/30	165,000	166,290
Ford Motor Credit Co. LLC	5.80	03/08/29	225,000	227,961
Ford Motor Credit Co. LLC	5.85	05/17/27	205,000	206,736
Ford Motor Credit Co. LLC	5.88	11/07/29	175,000	177,734
Ford Motor Credit Co. LLC	5.92	03/20/28	135,000	136,884
Ford Motor Credit Co. LLC	6.05	03/05/31	135,000	137,367
Ford Motor Credit Co. LLC	6.80	11/07/28	215,000	223,070
Ford Motor Credit Co. LLC	6.80	05/12/28	210,000	216,491
Ford Motor Credit Co. LLC	7.20	06/10/30	115,000	121,655
Ford Motor Credit Co. LLC	7.35	11/04/27	205,000	211,362
Ford Motor Credit Co. LLC	7.35	03/06/30	160,000	169,555
General Motors Co.	4.20	10/01/27	100,000	99,599
General Motors Co.	5.00	10/01/28	110,000	111,000
General Motors Co.	5.35	04/15/28	110,000	111,534
General Motors Co.	5.40	10/15/29	135,000	138,045
General Motors Co.	5.63	04/15/30	105,000	108,106
General Motors Co.	6.80	10/01/27	135,000	138,746
General Motors Financial Co., Inc.	2.35	01/08/31	140,000	125,352
General Motors Financial Co., Inc.	2.40	04/10/28	145,000	139,436
General Motors Financial Co., Inc.	2.40	10/15/28	140,000	133,079
General Motors Financial Co., Inc.	2.70	08/20/27	130,000	127,132
General Motors Financial Co., Inc.	3.60	06/21/30	160,000	152,873

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 4.7% (Continued)
General Motors Financial Co., Inc.	4.20	10/27/28	$140,000	$138,864
General Motors Financial Co., Inc.	4.30	04/06/29	145,000	143,638
General Motors Financial Co., Inc.	4.60	01/08/31	125,000	123,579
General Motors Financial Co., Inc.	4.75	04/06/29	200,000	200,514
General Motors Financial Co., Inc.	4.90	10/06/29	140,000	140,926
General Motors Financial Co., Inc.	5.00	07/15/27	65,000	65,415
General Motors Financial Co., Inc.	5.05	04/04/28	165,000	166,491
General Motors Financial Co., Inc.	5.35	07/15/27	155,000	156,567
General Motors Financial Co., Inc.	5.35	01/07/30	165,000	168,318
General Motors Financial Co., Inc.	5.40	05/08/27	170,000	171,796
General Motors Financial Co., Inc.	5.45	07/15/30	140,000	143,482
General Motors Financial Co., Inc.	5.55	07/15/29	175,000	179,377
General Motors Financial Co., Inc.	5.65	01/17/29	70,000	71,646
General Motors Financial Co., Inc.	5.75	02/08/31	145,000	150,052
General Motors Financial Co., Inc.	5.80	06/23/28	180,000	184,361
General Motors Financial Co., Inc.	5.80	01/07/29	205,000	210,955
General Motors Financial Co., Inc.	5.85	04/06/30	145,000	150,463
General Motors Financial Co., Inc.	6.00	01/09/28	135,000	137,995
				7,765,913
AUTO PARTS & EQUIPMENT – 0.2%
BorgWarner, Inc.	2.65	07/01/27	155,000	151,967
BorgWarner, Inc.	4.95	08/15/29	70,000	70,883
Lear Corp.	3.80	09/15/27	75,000	74,353
				297,203
BANKS – 8.3%
Banco Santander SA	2.75	12/03/30	210,000	189,967
Bank of Montreal	3.80	12/15/32	170,000	167,259
Barclays PLC	2.65	06/24/31	140,000	128,693
Barclays PLC	2.67	03/10/32	140,000	126,106
Barclays PLC	3.56	09/23/35	140,000	130,902
Barclays PLC	4.22	05/24/30	140,000	138,062
Barclays PLC	4.34	01/10/28	175,000	174,565
Barclays PLC	4.48	11/11/29	205,000	203,944
Barclays PLC	4.52	02/24/32	175,000	171,411
Barclays PLC	4.84	05/09/28	275,000	275,301
Barclays PLC	4.84	09/10/28	135,000	135,493
Barclays PLC	4.94	09/10/30	215,000	216,091
Barclays PLC	4.97	05/16/29	245,000	246,563
Barclays PLC	5.09	02/25/29	165,000	166,442
Barclays PLC	5.09	06/20/30	205,000	205,950
Barclays PLC	5.37	02/25/31	250,000	254,656
Barclays PLC	5.50	08/09/28	245,000	247,716
Barclays PLC	5.69	03/12/30	280,000	287,348
Barclays PLC	6.49	09/13/29	185,000	192,640
Barclays PLC	7.39	11/02/28	220,000	228,767
Citigroup, Inc.	4.13	07/25/28	295,000	292,689
Citigroup, Inc.	4.45	09/29/27	530,000	530,351

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.3% (Continued)
Citigroup, Inc.	5.59	11/19/34	$175,000	$177,781
Citizens Financial Group, Inc.	3.25	04/30/30	110,000	104,179
Citizens Financial Group, Inc.	5.25	03/05/31	100,000	101,291
Citizens Financial Group, Inc.	5.84	01/23/30	165,000	169,785
Deutsche Bank AG/New York, NY	3.55	09/18/31	215,000	202,768
Deutsche Bank AG/New York, NY	3.73	01/14/32	160,000	148,742
Deutsche Bank AG/New York, NY	4.73	02/06/32	150,000	147,744
Deutsche Bank AG/New York, NY	4.88	12/01/32	130,000	129,653
Deutsche Bank AG/New York, NY	4.95	08/04/31	240,000	239,362
Deutsche Bank AG/New York, NY	5.00	09/11/30	175,000	175,749
Deutsche Bank AG/New York, NY	5.06	04/14/32	145,000	144,906
Deutsche Bank AG/New York, NY	5.30	05/09/31	210,000	212,291
Deutsche Bank AG/New York, NY	5.37	01/10/29	180,000	182,061
Deutsche Bank AG/New York, NY	5.88	07/08/31	65,000	66,271
Deutsche Bank AG/New York, NY	6.72	01/18/29	215,000	222,314
Deutsche Bank AG/New York, NY	6.82	11/20/29	215,000	225,580
Fifth Third Bancorp	2.55	05/05/27	105,000	103,258
Fifth Third Bancorp	3.95	03/14/28	80,000	79,426
Fifth Third Bancorp	4.57	04/29/32	140,000	137,873
Fifth Third Bancorp	4.77	07/28/30	140,000	139,949
Fifth Third Bancorp	4.90	09/06/30	105,000	105,393
Fifth Third Bancorp	5.63	01/29/32	145,000	149,593
Fifth Third Bancorp	6.34	07/27/29	175,000	181,296
Fifth Third Bancorp	6.36	10/27/28	145,000	148,847
Fifth Third Financial Corp.	4.00	02/01/29	80,000	78,950
Fifth Third Financial Corp.	5.98	01/30/30	135,000	139,236
First Citizens BancShares, Inc./NC	4.87	03/03/32	75,000	72,724
First Citizens BancShares, Inc./NC	5.23	03/12/31	60,000	59,707
First Citizens BancShares, Inc./NC	5.60	09/05/35	85,000	83,150
First Horizon Corp.	5.51	03/07/31	70,000	71,107
FNB Corp./PA	5.72	12/11/30	70,000	70,687
Huntington Bancshares, Inc./OH	2.55	02/04/30	105,000	97,371
Huntington Bancshares, Inc./OH	4.44	08/04/28	110,000	109,911
Huntington Bancshares, Inc./OH	4.62	01/28/32	135,000	133,457
Huntington Bancshares, Inc./OH	5.27	01/15/31	170,000	172,751
Huntington Bancshares, Inc./OH	6.21	08/21/29	175,000	181,141
Keybank National Association	5.85	11/15/27	140,000	142,688
KeyCorp	2.55	10/01/29	110,000	103,079
KeyCorp	4.10	04/30/28	115,000	114,286
KeyCorp	5.12	04/04/31	105,000	106,118
M&T Bank Corp.	4.55	08/16/28	75,000	75,005
M&T Bank Corp.	4.83	01/16/29	65,000	65,262
M&T Bank Corp.	5.18	07/08/31	105,000	106,296
M&T Bank Corp.	5.30	04/18/36	70,000	69,437
M&T Bank Corp.	5.40	07/30/35	105,000	105,116
M&T Bank Corp.	6.08	03/13/32	120,000	125,830
M&T Bank Corp.	7.41	10/30/29	145,000	154,535
NatWest Group PLC	3.03	11/28/35	115,000	105,195

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.3% (Continued)
NatWest Group PLC	6.48	06/01/34	$145,000	$150,223
Pinnacle Bank/Nashville TN	5.63	02/15/28	70,000	70,551
Pinnacle Bank/Nashville TN	5.96	01/15/36	65,000	64,649
Pinnacle Financial Partners, Inc.	6.17	11/01/30	75,000	76,925
Regions Financial Corp.	1.80	08/12/28	80,000	75,289
Regions Financial Corp.	5.72	06/06/30	115,000	118,177
Santander Holdings USA, Inc.	4.40	07/13/27	155,000	154,900
Santander Holdings USA, Inc.	5.35	09/06/30	150,000	151,704
Santander Holdings USA, Inc.	5.47	03/20/29	115,000	116,691
Santander Holdings USA, Inc.	5.74	03/20/31	100,000	102,827
Santander Holdings USA, Inc.	6.17	01/09/30	140,000	144,523
Santander Holdings USA, Inc.	6.50	03/09/29	140,000	144,428
Santander Holdings USA, Inc.	6.57	06/12/29	65,000	67,275
Santander Holdings USA, Inc.	7.66	11/09/31	80,000	88,389
Santander UK Group Holdings PLC	2.90	03/15/32	85,000	77,396
Santander UK Group Holdings PLC	3.82	11/03/28	135,000	133,487
Santander UK Group Holdings PLC	4.32	09/22/29	190,000	188,546
Santander UK Group Holdings PLC	4.86	09/11/30	140,000	140,260
Santander UK Group Holdings PLC	5.69	04/15/31	175,000	180,147
Santander UK Group Holdings PLC	6.53	01/10/29	165,000	170,205
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	85,000	76,167
Synchrony Bank	5.63	08/23/27	85,000	85,813
Truist Financial Corp.	3.88	03/19/29	90,000	88,411
Zions Bancorp N.A.	4.48	02/09/29	75,000	74,597
Zions Bancorp, N.A.	3.25	10/29/29	75,000	69,876
Zions Bancorp, N.A.	4.70	08/18/28	70,000	69,947
				13,831,470
BEVERAGES – 1.0%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	100,000	102,226
Constellation Brands, Inc.	2.88	05/01/30	80,000	74,981
Constellation Brands, Inc.	3.15	08/01/29	110,000	105,421
Constellation Brands, Inc.	3.50	05/09/27	70,000	69,473
Constellation Brands, Inc.	3.60	02/15/28	100,000	98,614
Constellation Brands, Inc.	4.35	05/09/27	85,000	85,065
Constellation Brands, Inc.	4.65	11/15/28	73,000	73,275
Constellation Brands, Inc.	4.80	05/01/30	75,000	75,583
Keurig Dr Pepper, Inc.	2.25	03/15/31	60,000	53,204
Keurig Dr Pepper, Inc.	3.20	05/01/30	110,000	103,530
Keurig Dr Pepper, Inc.	3.95	04/15/29	145,000	142,412
Keurig Dr Pepper, Inc.	4.35	05/15/28	80,000	79,713
Keurig Dr Pepper, Inc.	4.60	05/25/28	150,000	150,138
Keurig Dr Pepper, Inc.	4.60	05/15/30	75,000	74,475
Keurig Dr Pepper, Inc.	5.05	03/15/29	100,000	101,084
Keurig Dr Pepper, Inc.	5.20	03/15/31	65,000	65,836
Maple Parent Holdings Corp.(1)	4.75	03/26/29	80,000	79,995
Maple Parent Holdings Corp.(1)	5.05	03/26/31	90,000	90,157
				1,625,182

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 1.8%
Amgen, Inc.	1.65	08/15/28	$180,000	$169,765
Amgen, Inc.	2.30	02/25/31	175,000	158,316
Amgen, Inc.	2.45	02/21/30	180,000	167,397
Amgen, Inc.	3.00	02/22/29	100,000	96,603
Amgen, Inc.	3.20	11/02/27	130,000	128,147
Amgen, Inc.	4.05	08/18/29	180,000	178,220
Amgen, Inc.	4.20	02/19/31	135,000	133,163
Amgen, Inc.	5.15	03/02/28	535,000	542,436
Amgen, Inc.	5.25	03/02/30	380,000	389,849
Biogen, Inc.	2.25	05/01/30	215,000	196,893
Illumina, Inc.	2.55	03/23/31	65,000	58,558
Illumina, Inc.	4.75	12/12/30	75,000	74,645
Illumina, Inc.	5.75	12/13/27	65,000	66,184
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	170,000	151,062
Royalty Pharma PLC	1.75	09/02/27	145,000	139,986
Royalty Pharma PLC	2.20	09/02/30	145,000	130,980
Royalty Pharma PLC	4.45	03/25/31	80,000	79,114
Royalty Pharma PLC	5.15	09/02/29	70,000	71,228
				2,932,546
BUILDING MATERIALS – 1.4%
Amrize Finance US LLC	4.70	04/07/28	100,000	100,396
Amrize Finance US LLC	4.95	04/07/30	140,000	141,597
Carlisle Cos, Inc.	2.75	03/01/30	110,000	102,917
Carlisle Cos, Inc.	3.75	12/01/27	85,000	84,151
Carrier Global Corp.	2.70	02/15/31	105,000	96,626
Carrier Global Corp.	2.72	02/15/30	280,000	262,185
CRH America Finance, Inc.	4.40	02/09/31	145,000	143,289
CRH SMW Finance DAC	5.13	01/09/30	170,000	173,077
CRH SMW Finance DAC	5.20	05/21/29	100,000	102,188
Fortune Brands Innovations, Inc.	3.25	09/15/29	95,000	90,740
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	105,000	93,553
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	90,000	92,891
Lennox International, Inc.	5.50	09/15/28	70,000	71,451
Martin Marietta Materials, Inc.	2.50	03/15/30	75,000	69,518
Martin Marietta Materials, Inc.	3.50	12/15/27	70,000	69,077
Masco Corp.	1.50	02/15/28	75,000	71,188
Masco Corp.	2.00	02/15/31	85,000	75,114
Mohawk Industries, Inc.	3.63	05/15/30	60,000	57,618
Mohawk Industries, Inc.	5.85	09/18/28	85,000	87,446
Owens Corning	5.50	06/15/27	70,000	70,848
Vulcan Materials Co.	3.50	06/01/30	105,000	100,859
Vulcan Materials Co.	4.95	12/01/29	80,000	81,301
				2,238,030

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 1.3%
Dow Chemical Co.	2.10	11/15/30	$115,000	$101,722
Dow Chemical Co.	4.80	11/30/28	90,000	90,483
Dow Chemical Co.	4.80	01/15/31	105,000	103,956
Dow Chemical Co.	7.38	11/01/29	86,000	93,195
DuPont de Nemours, Inc.	4.73	11/15/28	90,000	90,574
DuPont de Nemours, Inc.(1)	4.73	11/15/28	91,000	91,369
Eastman Chemical Co.	4.50	12/01/28	70,000	70,066
Eastman Chemical Co.	4.50	02/20/31	80,000	78,590
Eastman Chemical Co.	5.00	08/01/29	110,000	111,151
LYB International Finance III LLC	2.25	10/01/30	75,000	67,263
LYB International Finance III LLC	5.13	01/15/31	70,000	70,382
Mosaic Co.	4.05	11/15/27	100,000	99,391
Mosaic Co.	4.35	01/15/29	70,000	69,596
Nutrien Ltd.	2.95	05/13/30	70,000	65,780
Nutrien Ltd.	4.20	04/01/29	105,000	104,325
Nutrien Ltd.	4.90	03/27/28	110,000	110,964
PPG Industries, Inc.	3.75	03/15/28	110,000	108,993
PPG Industries, Inc.	4.38	03/15/31	95,000	93,806
Sherwin-Williams Co.	2.30	05/15/30	70,000	64,194
Sherwin-Williams Co.	2.95	08/15/29	110,000	104,948
Sherwin-Williams Co.	3.45	06/01/27	200,000	198,250
Sherwin-Williams Co.	4.30	08/15/28	70,000	69,833
Sherwin-Williams Co.	4.50	08/15/30	70,000	69,857
				2,128,688
COMMERCIAL SERVICES – 1.3%
Block Financial LLC	2.50	07/15/28	60,000	56,911
Block Financial LLC	3.88	08/15/30	95,000	89,475
Equifax, Inc.	3.10	05/15/30	85,000	79,766
Equifax, Inc.	4.80	09/15/29	90,000	90,388
Equifax, Inc.	5.10	12/15/27	105,000	105,978
Equifax, Inc.	5.10	06/01/28	90,000	90,991
Global Payments, Inc.	2.90	05/15/30	140,000	128,290
Global Payments, Inc.	3.20	08/15/29	175,000	165,289
Global Payments, Inc.	4.50	11/15/28	240,000	238,153
Global Payments, Inc.	4.55	03/15/28	75,000	74,723
Global Payments, Inc.	4.88	11/15/30	240,000	235,750
Global Payments, Inc.	4.95	08/15/27	75,000	75,242
Global Payments, Inc.	5.30	08/15/29	70,000	70,445
Moody’s Corp.	3.25	01/15/28	67,000	65,867
Quanta Services, Inc.	2.90	10/01/30	145,000	135,123
Quanta Services, Inc.	4.30	08/09/28	75,000	74,913
Quanta Services, Inc.	4.50	01/15/31	65,000	64,567
Quanta Services, Inc.	4.75	08/09/27	90,000	90,393
Verisk Analytics, Inc.	4.13	03/15/29	85,000	84,255
Verisk Analytics, Inc.	4.45	03/15/31	65,000	64,116
				2,080,635

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 2.1%
Amdocs Ltd.	2.54	06/15/30	$90,000	$81,572
CGI, Inc.	4.95	03/14/30	95,000	95,264
Dell International LLC/EMC Corp.	4.15	02/15/29	110,000	109,222
Dell International LLC/EMC Corp.	4.35	02/01/30	95,000	94,148
Dell International LLC/EMC Corp.	4.50	02/15/31	180,000	178,250
Dell International LLC/EMC Corp.	4.75	04/01/28	145,000	145,887
Dell International LLC/EMC Corp.	5.00	04/01/30	140,000	141,931
Dell International LLC/EMC Corp.	5.25	02/01/28	138,000	139,964
Dell International LLC/EMC Corp.	5.30	10/01/29	245,000	250,337
Dell International LLC/EMC Corp.	6.20	07/15/30	105,000	110,874
DXC Technology Co.	2.38	09/15/28	90,000	84,565
Fortinet, Inc.	2.20	03/15/31	70,000	62,332
Hewlett Packard Enterprise Co.	4.05	09/15/27	125,000	124,509
Hewlett Packard Enterprise Co.	4.15	09/15/28	125,000	123,999
Hewlett Packard Enterprise Co.	4.40	09/25/27	180,000	179,876
Hewlett Packard Enterprise Co.	4.40	10/15/30	120,000	118,017
Hewlett Packard Enterprise Co.	4.50	03/23/28	70,000	70,051
Hewlett Packard Enterprise Co.	4.55	10/15/29	245,000	244,132
Hewlett Packard Enterprise Co.	4.60	03/23/29	80,000	80,024
Hewlett Packard Enterprise Co.	5.25	07/01/28	70,000	71,054
HP, Inc.	3.00	06/17/27	135,000	132,890
HP, Inc.	3.40	06/17/30	65,000	61,790
HP, Inc.	4.00	04/15/29	140,000	137,702
HP, Inc.	4.75	01/15/28	130,000	130,600
HP, Inc.	5.40	04/25/30	75,000	76,707
Leidos, Inc.	2.30	02/15/31	130,000	115,604
Leidos, Inc.	4.10	03/15/29	80,000	79,034
Leidos, Inc.	4.38	05/15/30	110,000	108,367
NetApp, Inc.	2.38	06/22/27	80,000	78,173
NetApp, Inc.	2.70	06/22/30	100,000	92,074
				3,518,949
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	3.38	03/24/29	140,000	136,206

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	115,000	117,018

DIVERSIFIED FINANCIAL SERVICES – 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	520,000	501,077
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	135,000	133,653
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	85,000	84,119
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.13	02/28/29	125,000	123,461
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.38	11/15/30	90,000	88,430
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	85,000	85,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	185,000	184,719
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	04/01/28	110,000	110,695
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	115,000	116,444
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	140,000	143,354
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	130,000	136,568

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.7% (Continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50	01/31/56	$65,000	$66,201
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	100,000	103,707
Ally Financial, Inc.	2.20	11/02/28	105,000	99,136
Ally Financial, Inc.	4.75	06/09/27	105,000	105,314
Ally Financial, Inc.	5.54	01/17/31	70,000	70,758
Ally Financial, Inc.	5.74	05/15/29	105,000	106,647
Ally Financial, Inc.	6.85	01/03/30	100,000	104,419
Ally Financial, Inc.	6.99	06/13/29	125,000	130,082
Ally Financial, Inc.	7.10	11/15/27	105,000	108,775
Ares Management Corp.	6.38	11/10/28	70,000	72,748
BGC Group, Inc.	6.15	04/02/30	90,000	92,256
Capital One Financial Corp.	3.27	03/01/30	170,000	163,957
Capital One Financial Corp.	3.65	05/11/27	130,000	129,183
Capital One Financial Corp.	3.80	01/31/28	190,000	187,925
Capital One Financial Corp.	4.49	09/11/31	180,000	177,093
Capital One Financial Corp.	4.72	01/30/32	210,000	207,432
Capital One Financial Corp.	4.93	05/10/28	220,000	221,063
Capital One Financial Corp.	5.25	07/26/30	130,000	131,879
Capital One Financial Corp.	5.46	07/26/30	140,000	143,002
Capital One Financial Corp.	5.47	02/01/29	140,000	142,222
Capital One Financial Corp.	5.70	02/01/30	140,000	143,849
Capital One Financial Corp.	6.31	06/08/29	245,000	253,366
Capital One Financial Corp.	7.62	10/30/31	245,000	270,481
Enact Holdings, Inc.	6.25	05/28/29	105,000	108,555
Jefferies Financial Group, Inc.	4.15	01/23/30	145,000	140,794
Jefferies Financial Group, Inc.	5.13	04/28/31	155,000	152,982
Jefferies Financial Group, Inc.	5.88	07/21/28	130,000	132,858
Lazard Group LLC	4.38	03/11/29	75,000	74,313
Lazard Group LLC	4.50	09/19/28	75,000	74,768
LPL Holdings, Inc.	4.90	04/03/28	80,000	80,258
LPL Holdings, Inc.	5.15	06/15/30	65,000	65,481
LPL Holdings, Inc.	5.20	03/15/30	110,000	111,101
LPL Holdings, Inc.	5.70	05/20/27	70,000	70,801
LPL Holdings, Inc.	6.75	11/17/28	105,000	109,971
Marex Group PLC	5.68	04/21/31	70,000	69,961
Marex Group PLC	5.83	05/08/28	70,000	70,701
Marex Group PLC	6.40	11/04/29	85,000	87,625
Nasdaq, Inc.	1.65	01/15/31	85,000	74,810
Nasdaq, Inc.	5.35	06/28/28	116,000	118,200
Nomura Holdings, Inc.	2.17	07/14/28	130,000	123,485
Nomura Holdings, Inc.	2.68	07/16/30	140,000	128,435
Nomura Holdings, Inc.	2.71	01/22/29	80,000	76,041
Nomura Holdings, Inc.	3.10	01/16/30	205,000	193,387
Nomura Holdings, Inc.	4.90	07/01/30	110,000	110,111
Nomura Holdings, Inc.	5.39	07/06/27	75,000	75,699
Nomura Holdings, Inc.	5.59	07/02/27	75,000	75,845
Nomura Holdings, Inc.	5.61	07/06/29	80,000	82,161
Nomura Holdings, Inc.	5.84	01/18/28	70,000	71,414

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.7% (Continued)
Nomura Holdings, Inc.	6.07	07/12/28	$135,000	$139,039
ORIX Corp.	3.70	07/18/27	70,000	69,415
Radian Group, Inc.	6.20	05/15/29	85,000	87,928
Sumisho Air Lease Corp.	2.10	09/01/28	75,000	70,712
Sumisho Air Lease Corp.	3.00	02/01/30	90,000	84,037
Sumisho Air Lease Corp.	3.13	12/01/30	100,000	92,454
Sumisho Air Lease Corp.	3.25	10/01/29	65,000	61,713
Sumisho Air Lease Corp.	3.63	12/01/27	75,000	73,871
Sumisho Air Lease Corp.(1)	4.40	03/24/28	110,000	109,490
Sumisho Air Lease Corp.(1)	4.50	03/24/29	175,000	173,950
Sumisho Air Lease Corp.	4.63	10/01/28	75,000	74,826
Sumisho Air Lease Corp.(1)	4.85	03/24/31	205,000	203,250
Sumisho Air Lease Corp.	5.10	03/01/29	65,000	65,623
Sumisho Air Lease Corp.	5.30	02/01/28	100,000	101,089
Sumisho Air Lease Corp.	5.85	12/15/27	100,000	101,928
Synchrony Financial	3.95	12/01/27	140,000	138,492
Synchrony Financial	4.95	02/25/32	100,000	97,731
Synchrony Financial	5.02	07/29/29	75,000	75,030
Synchrony Financial	5.15	03/19/29	85,000	85,207
Synchrony Financial	5.45	03/06/31	120,000	120,375
Synchrony Financial	5.94	08/02/30	100,000	101,997
				9,547,078
ELECTRIC – 8.7%
AEP Texas, Inc.	2.10	07/01/30	75,000	68,113
AEP Texas, Inc.	5.45	05/15/29	75,000	76,889
AES Corp.	2.45	01/15/31	140,000	124,776
AES Corp.	5.45	06/01/28	125,000	126,268
Alliant Energy Corp.	5.75	04/01/56	100,000	98,268
Ameren Corp.	3.50	01/15/31	120,000	114,039
Ameren Corp.	5.00	01/15/29	90,000	91,328
American Electric Power Co., Inc.	3.20	11/13/27	70,000	68,774
American Electric Power Co., Inc.	4.30	12/01/28	85,000	84,819
American Electric Power Co., Inc.	5.20	01/15/29	140,000	142,642
American Electric Power Co., Inc.	5.75	11/01/27	70,000	71,251
American Electric Power Co., Inc.	5.80	03/15/56	210,000	209,406
Appalachian Power Co.	2.70	04/01/31	75,000	68,337
Avangrid, Inc.	3.80	06/01/29	100,000	97,552
CenterPoint Energy, Inc.	5.40	06/01/29	95,000	97,455
CenterPoint Energy, Inc.	5.95	04/01/56	100,000	99,685
CenterPoint Energy, Inc.	6.70	05/15/55	70,000	71,421
CMS Energy Corp.	4.75	06/01/50	75,000	73,479
Constellation Energy Generation LLC(1)	3.75	03/01/31	115,000	109,880
Constellation Energy Generation LLC	3.90	01/08/28	130,000	129,041
Constellation Energy Generation LLC	4.40	01/15/31	105,000	103,967
Constellation Energy Generation LLC(1)	4.63	02/01/29	85,000	84,491
Constellation Energy Generation LLC(1)	5.00	02/01/31	115,000	115,358
Constellation Energy Generation LLC	5.60	03/01/28	105,000	107,159
Dominion Energy, Inc.	3.38	04/01/30	215,000	205,490

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.7% (Continued)
Dominion Energy, Inc.	4.60	05/15/28	$135,000	$135,462
Dominion Energy, Inc.	5.00	06/15/30	110,000	111,641
Dominion Energy, Inc.	6.00	02/15/56	210,000	210,588
Dominion Energy, Inc.	6.88	02/01/55	135,000	140,257
DTE Energy Co.	4.88	06/01/28	145,000	146,173
DTE Energy Co.	4.95	07/01/27	170,000	171,087
DTE Energy Co.	5.10	03/01/29	165,000	167,674
DTE Energy Co.	5.20	04/01/30	155,000	158,051
Duke Energy Corp.	2.45	06/01/30	120,000	110,725
Duke Energy Corp.	3.15	08/15/27	100,000	98,671
Duke Energy Corp.	3.40	06/15/29	80,000	77,619
Duke Energy Corp.	4.30	03/15/28	130,000	129,834
Duke Energy Corp.	4.85	01/05/29	95,000	95,991
Duke Energy Corp.	5.00	12/08/27	75,000	75,802
Edison International	4.13	03/15/28	75,000	73,861
Edison International	4.80	03/15/31	70,000	68,350
Edison International	5.25	11/15/28	80,000	80,455
Edison International	5.45	06/15/29	70,000	70,517
Edison International	5.75	06/15/27	85,000	85,657
Edison International	6.25	03/15/30	75,000	77,527
Edison International	6.95	11/15/29	85,000	89,337
Enel Chile SA	4.88	06/12/28	140,000	141,273
Entergy Corp.	1.90	06/15/28	80,000	75,998
Entergy Corp.	2.80	06/15/30	90,000	83,904
Entergy Corp.	7.13	12/01/54	170,000	175,164
Evergy, Inc.	2.90	09/15/29	120,000	113,871
Evergy, Inc.	6.65	06/01/55	65,000	66,122
Eversource Energy	1.65	08/15/30	75,000	66,091
Eversource Energy	4.25	04/01/29	55,000	54,575
Eversource Energy	4.45	12/15/30	105,000	103,572
Eversource Energy	4.60	07/01/27	90,000	90,121
Eversource Energy	5.45	03/01/28	175,000	177,712
Eversource Energy	5.85	04/15/31	100,000	104,333
Eversource Energy	5.95	02/01/29	120,000	124,132
Exelon Corp.	4.05	04/15/30	175,000	171,476
Exelon Corp.	5.13	03/15/31	65,000	66,063
Exelon Corp.	5.15	03/15/28	145,000	146,746
Exelon Corp.	5.15	03/15/29	95,000	96,782
FirstEnergy Corp.	2.65	03/01/30	75,000	69,670
FirstEnergy Corp.	3.90	07/15/27	210,000	208,610
Interstate Power & Light Co.	4.10	09/26/28	70,000	69,522
ITC Holdings Corp.	3.35	11/15/27	70,000	68,920
National Grid PLC	5.60	06/12/28	95,000	97,102
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	215,000	204,369
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	274,000	250,013
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	135,000	127,927
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	55,000	53,612
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	210,000	208,595

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.7% (Continued)
NextEra Energy Capital Holdings, Inc.	4.40	03/01/31	$100,000	$99,286
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	180,000	180,752
NextEra Energy Capital Holdings, Inc.	4.69	09/01/27	285,000	286,356
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	60,000	58,924
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	145,000	146,251
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	180,000	181,588
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	125,000	126,641
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	85,000	86,391
NextEra Energy Capital Holdings, Inc.	5.05	03/15/30	140,000	142,530
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	90,000	89,681
NextEra Energy Capital Holdings, Inc.	6.38	08/15/55	210,000	214,632
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	140,000	143,831
Pacific Gas & Electric Co.	2.10	08/01/27	155,000	150,583
Pacific Gas & Electric Co.	2.50	02/01/31	285,000	256,430
Pacific Gas & Electric Co.	3.00	06/15/28	105,000	101,566
Pacific Gas & Electric Co.	3.30	12/01/27	140,000	137,403
Pacific Gas & Electric Co.	3.75	07/01/28	115,000	112,937
Pacific Gas & Electric Co.	4.55	07/01/30	430,000	425,184
Pacific Gas & Electric Co.	5.00	06/04/28	120,000	121,066
Pacific Gas & Electric Co.	5.55	05/15/29	120,000	122,811
Pacific Gas & Electric Co.	6.10	01/15/29	185,000	191,242
PacifiCorp	5.10	02/15/29	70,000	70,908
PacifiCorp	5.10	04/15/31	75,000	75,801
PacifiCorp	5.30	02/15/31	95,000	96,774
Progress Energy, Inc.	7.75	03/01/31	90,000	101,278
Public Service Enterprise Group, Inc.	1.60	08/15/30	80,000	70,586
Public Service Enterprise Group, Inc.	4.90	03/15/30	85,000	85,896
Public Service Enterprise Group, Inc.	5.20	04/01/29	100,000	101,794
Public Service Enterprise Group, Inc.	5.85	11/15/27	100,000	102,125
Public Service Enterprise Group, Inc.	5.88	10/15/28	75,000	77,330
Puget Energy, Inc.	4.10	06/15/30	80,000	77,720
Sempra	3.25	06/15/27	100,000	98,716
Sempra	3.40	02/01/28	140,000	137,399
Sempra	3.70	04/01/29	75,000	73,302
Sempra	6.38	04/01/56	115,000	116,240
Sempra	6.88	10/01/54	145,000	147,542
Southern Co.	3.70	04/30/30	140,000	135,703
Southern Co.	4.85	06/15/28	100,000	100,857
Southern Co.	5.11	08/01/27	125,000	126,072
Southern Co.	5.50	03/15/29	145,000	149,137
Southern Power Co.	4.25	10/01/30	75,000	74,135
Southwestern Electric Power Co.	4.10	09/15/28	80,000	79,348
Vistra Operations Co. LLC(1)	4.55	10/30/28	75,000	74,882
Vistra Operations Co. LLC(1)	5.00	04/30/31	140,000	139,664
WEC Energy Group, Inc.	1.38	10/15/27	60,000	57,597
WEC Energy Group, Inc.	2.20	12/15/28	70,000	66,193
WEC Energy Group, Inc.	4.75	01/15/28	130,000	130,779

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.7% (Continued)
Xcel Energy, Inc.	2.60	12/01/29	$65,000	$60,813
Xcel Energy, Inc.	3.40	06/01/30	80,000	76,403
Xcel Energy, Inc.	4.00	06/15/28	90,000	89,345
				14,401,866
ELECTRICAL COMPONENTS & EQUIPMENT – 0.0%
Acuity Brands Lighting, Inc.	2.15	12/15/30	75,000	67,101

ELECTRONICS – 0.7%
Arrow Electronics, Inc.	3.88	01/12/28	70,000	69,186
Arrow Electronics, Inc.	5.15	08/21/29	75,000	75,762
Avnet, Inc.	6.25	03/15/28	70,000	71,904
Flex Ltd.	4.88	06/15/29	95,000	95,403
Flex Ltd.	4.88	05/12/30	90,000	90,051
Jabil, Inc.	3.00	01/15/31	80,000	73,847
Jabil, Inc.	3.60	01/15/30	65,000	62,367
Jabil, Inc.	3.95	01/12/28	75,000	74,318
Jabil, Inc.	4.20	02/01/29	70,000	69,186
Jabil, Inc.	4.25	05/15/27	70,000	69,984
Keysight Technologies, Inc.	3.00	10/30/29	75,000	71,430
Keysight Technologies, Inc.	5.35	07/30/30	100,000	102,665
TD SYNNEX Corp.	2.38	08/09/28	80,000	76,100
TD SYNNEX Corp.	4.30	01/17/29	80,000	79,143
Trimble, Inc.	4.90	06/15/28	75,000	75,201
Vontier Corp.	2.95	04/01/31	85,000	77,655
				1,234,202
ENGINEERING & CONSTRUCTION – 0.2%
Jacobs Engineering Group, Inc.	6.35	08/18/28	75,000	77,661
Jacobs Solutions, Inc.	4.75	03/03/31	105,000	103,956
MasTec, Inc.	5.90	06/15/29	91,000	93,815
				275,432
ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.35	09/18/28	95,000	96,809

FOOD – 2.4%
Ahold Finance USA LLC	6.88	05/01/29	65,000	69,257
Campbell’s Co.	2.38	04/24/30	75,000	67,563
Campbell’s Co.	4.15	03/15/28	140,000	138,601
Campbell’s Co.	4.55	03/21/31	80,000	77,640
Campbell’s Co.	5.20	03/21/29	85,000	85,927
Conagra Brands, Inc.	1.38	11/01/27	130,000	123,902
Conagra Brands, Inc.	4.85	11/01/28	175,000	175,402
Conagra Brands, Inc.	5.00	08/01/30	75,000	75,106
Flowers Foods, Inc.	2.40	03/15/31	60,000	51,478
General Mills, Inc.	2.88	04/15/30	105,000	98,143
General Mills, Inc.	4.20	04/17/28	200,000	199,012
General Mills, Inc.	4.88	01/30/30	110,000	110,890
General Mills, Inc.	5.50	10/17/28	70,000	71,643

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.4% (Continued)
Ingredion, Inc.	2.90	06/01/30	$85,000	$79,702
J M Smucker Co.	2.38	03/15/30	70,000	64,667
J M Smucker Co.	3.38	12/15/27	65,000	64,040
J M Smucker Co.	5.90	11/15/28	105,000	108,656
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.00	02/02/29	75,000	72,068
Kraft Heinz Foods Co.	3.75	04/01/30	105,000	101,738
Kraft Heinz Foods Co.	3.88	05/15/27	190,000	189,154
Kroger Co.	1.70	01/15/31	70,000	61,446
Kroger Co.	2.20	05/01/30	75,000	68,617
Kroger Co.	3.70	08/01/27	85,000	84,369
Kroger Co.	4.50	01/15/29	85,000	85,183
McCormick & Co., Inc./MD	1.85	02/15/31	70,000	61,383
McCormick & Co., Inc./MD	2.50	04/15/30	65,000	60,031
McCormick & Co., Inc./MD	3.40	08/15/27	95,000	93,837
McCormick & Co., Inc./MD	4.15	02/15/29	75,000	74,346
Mondelez International, Inc.	1.50	02/04/31	65,000	56,648
Mondelez International, Inc.	2.75	04/13/30	110,000	102,878
Mondelez International, Inc.	4.25	05/06/28	90,000	89,928
Mondelez International, Inc.	4.50	05/06/30	70,000	69,827
Mondelez International, Inc.	4.75	02/20/29	80,000	80,885
Pilgrim’s Pride Corp.	4.25	04/15/31	145,000	139,423
Sysco Corp.	2.40	02/15/30	70,000	64,469
Sysco Corp.	3.25	07/15/27	100,000	98,580
Sysco Corp.	5.10	09/23/30	95,000	96,154
Sysco Corp.	5.75	01/17/29	75,000	77,175
Sysco Corp.	5.95	04/01/30	145,000	150,934
Tyson Foods, Inc.	3.55	06/02/27	180,000	178,486
Tyson Foods, Inc.	4.35	03/01/29	140,000	139,573
Tyson Foods, Inc.	5.40	03/15/29	85,000	87,002
				4,045,763
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	2.50	09/15/28	60,000	57,195
Suzano Austria GmbH	3.75	01/15/31	180,000	169,480
Suzano Austria GmbH	5.00	01/15/30	140,000	139,274
Suzano Austria GmbH	6.00	01/15/29	240,000	245,831
				611,780
GAS – 0.6%
National Fuel Gas Co.	2.95	03/01/31	60,000	54,724
National Fuel Gas Co.	5.50	03/15/30	80,000	81,677
NiSource, Inc.	1.70	02/15/31	110,000	95,907
NiSource, Inc.	2.95	09/01/29	90,000	85,658
NiSource, Inc.	3.49	05/15/27	145,000	143,847
NiSource, Inc.	3.60	05/01/30	140,000	135,176
NiSource, Inc.	5.20	07/01/29	85,000	86,698
NiSource, Inc.	5.25	03/30/28	158,000	160,422
NiSource, Inc.	6.95	11/30/54	70,000	72,477

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GAS – 0.6% (Continued)
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	$85,000	$82,525
Southern Co. Gas Capital Corp.	1.75	01/15/31	70,000	61,595
				1,060,706
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.30	03/15/30	105,000	96,260
Stanley Black & Decker, Inc.	4.25	11/15/28	65,000	64,863
				161,123
HEALTHCARE-PRODUCTS – 2.0%
Agilent Technologies, Inc.	2.10	06/04/30	75,000	68,046
Agilent Technologies, Inc.	2.30	03/12/31	115,000	103,334
Agilent Technologies, Inc.	2.75	09/15/29	70,000	66,355
Agilent Technologies, Inc.	4.20	09/09/27	85,000	84,845
Augusta SpinCo Corp.	4.32	09/23/27	90,000	89,883
Augusta SpinCo Corp.	4.40	03/23/29	85,000	84,740
Augusta SpinCo Corp.	4.66	03/23/31	105,000	104,778
Baxter International, Inc.	1.73	04/01/31	100,000	84,343
Baxter International, Inc.	2.27	12/01/28	180,000	168,444
Baxter International, Inc.	4.90	12/15/30	95,000	94,068
Dentsply Sirona, Inc.	3.25	06/01/30	105,000	97,225
Edwards Lifesciences Corp.	4.30	06/15/28	85,000	84,836
GE HealthCare Technologies, Inc.	4.15	12/15/28	80,000	79,463
GE HealthCare Technologies, Inc.	4.80	08/14/29	145,000	146,181
GE HealthCare Technologies, Inc.	4.80	01/15/31	95,000	95,318
GE HealthCare Technologies, Inc.	5.65	11/15/27	250,000	254,551
GE HealthCare Technologies, Inc.	5.86	03/15/30	175,000	182,310
Revvity, Inc.	1.90	09/15/28	60,000	56,446
Revvity, Inc.	3.30	09/15/29	125,000	119,860
Smith & Nephew PLC	2.03	10/14/30	135,000	120,619
Solventum Corp.	5.40	03/01/29	100,775	103,056
Solventum Corp.	5.45	03/13/31	140,000	144,001
STERIS Irish FinCo UnLtd Co.	2.70	03/15/31	90,000	82,045
Stryker Corp.	1.95	06/15/30	130,000	117,624
Stryker Corp.	3.65	03/07/28	95,000	93,880
Stryker Corp.	4.25	09/11/29	110,000	109,544
Stryker Corp.	4.70	02/10/28	90,000	90,566
Stryker Corp.	4.85	12/08/28	95,000	96,287
Stryker Corp.	4.85	02/10/30	110,000	111,443
Zimmer Biomet Holdings, Inc.	5.05	02/19/30	70,000	71,043
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	70,000	71,502
				3,276,636
HEALTHCARE-SERVICES – 3.5%
Cigna Group	2.38	03/15/31	210,000	189,547
Cigna Group	2.40	03/15/30	200,000	185,220
Cigna Group	3.05	10/15/27	80,000	78,590
Cigna Group	4.38	10/15/28	529,000	528,964
Cigna Group	4.50	09/15/30	135,000	134,892
Cigna Group	5.00	05/15/29	140,000	142,362

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.5% (Continued)
Elevance Health, Inc.	2.25	05/15/30	$155,000	$141,691
Elevance Health, Inc.	2.55	03/15/31	140,000	127,096
Elevance Health, Inc.	2.88	09/15/29	110,000	104,438
Elevance Health, Inc.	3.65	12/01/27	215,000	212,715
Elevance Health, Inc.	4.00	09/15/28	110,000	109,088
Elevance Health, Inc.	4.10	03/01/28	175,000	174,109
Elevance Health, Inc.	4.75	02/15/30	110,000	110,755
Elevance Health, Inc.	5.15	06/15/29	80,000	81,445
HCA, Inc.	3.38	03/15/29	70,000	67,841
HCA, Inc.	3.50	09/01/30	375,000	356,823
HCA, Inc.	4.13	06/15/29	275,000	271,348
HCA, Inc.	4.30	11/15/30	80,000	78,621
HCA, Inc.	5.00	03/01/28	90,000	90,791
HCA, Inc.	5.20	06/01/28	150,000	152,079
HCA, Inc.	5.25	03/01/30	105,000	107,011
HCA, Inc.	5.45	04/01/31	245,000	251,576
HCA, Inc.	5.63	09/01/28	210,000	214,155
HCA, Inc.	5.88	02/01/29	140,000	143,897
Humana, Inc.	3.13	08/15/29	70,000	66,915
Humana, Inc.	3.70	03/23/29	110,000	107,226
Humana, Inc.	4.88	04/01/30	72,000	72,026
Humana, Inc.	5.38	04/15/31	215,000	218,000
Humana, Inc.	5.75	03/01/28	70,000	71,352
Humana, Inc.	5.75	12/01/28	70,000	71,714
Icon Investments Six DAC	5.81	05/08/27	110,000	110,905
Icon Investments Six DAC	5.85	05/08/29	100,000	101,935
IQVIA, Inc.	5.70	05/15/28	95,000	96,792
IQVIA, Inc.	6.25	02/01/29	175,000	181,657
Laboratory Corp. of America Holdings	2.95	12/01/29	90,000	85,494
Laboratory Corp. of America Holdings	3.60	09/01/27	80,000	79,259
Laboratory Corp. of America Holdings	4.35	04/01/30	95,000	94,191
Quest Diagnostics, Inc.	2.95	06/30/30	110,000	103,337
Quest Diagnostics, Inc.	4.20	06/30/29	65,000	64,545
Quest Diagnostics, Inc.	4.63	12/15/29	90,000	90,592
Universal Health Services, Inc.	2.65	10/15/30	115,000	103,915
Universal Health Services, Inc.	4.63	10/15/29	70,000	69,564
				5,844,473
HOME BUILDERS – 0.1%
Lennar Corp.	4.75	11/29/27	90,000	90,326
Lennar Corp.	5.20	07/30/30	100,000	101,421
				191,747
HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/27	80,000	78,291
Leggett & Platt, Inc.	4.40	03/15/29	70,000	68,259
				146,550

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.65	04/30/30	$70,000	$64,938
Avery Dennison Corp.	4.88	12/06/28	72,000	72,756
Clorox Co.	1.80	05/15/30	70,000	62,732
Clorox Co.	3.90	05/15/28	60,000	59,568
Clorox Co.	4.40	05/01/29	70,000	69,805
				329,799
INSURANCE – 2.7%
Aegon Ltd.	5.50	04/11/48	115,000	115,250
Allstate Corp.	1.45	12/15/30	90,000	78,443
Allstate Corp.	5.05	06/24/29	70,000	71,333
American National Group, Inc.	5.00	06/15/27	70,000	69,811
American National Group, Inc.	5.75	10/01/29	85,000	86,133
Aon Corp.	2.80	05/15/30	145,000	135,209
Aon Corp.	3.75	05/02/29	110,000	107,762
Aon Corp./Aon Global Holdings PLC	2.85	05/28/27	90,000	88,709
Aon North America, Inc.	5.15	03/01/29	145,000	147,665
Aon North America, Inc.	5.30	03/01/31	100,000	102,350
Arthur J Gallagher & Co.	4.60	12/15/27	95,000	95,292
Arthur J Gallagher & Co.	4.85	12/15/29	110,000	111,070
Athene Holding Ltd.	3.50	01/15/31	75,000	69,775
Athene Holding Ltd.	4.13	01/12/28	140,000	138,677
Athene Holding Ltd.	6.15	04/03/30	70,000	72,376
Brighthouse Financial, Inc.	3.70	06/22/27	100,000	98,295
Brighthouse Financial, Inc.	5.63	05/15/30	85,000	85,745
Brown & Brown, Inc.	2.38	03/15/31	95,000	83,961
Brown & Brown, Inc.	4.70	06/23/28	70,000	70,215
Brown & Brown, Inc.	4.90	06/23/30	120,000	119,848
CNA Financial Corp.	2.05	08/15/30	70,000	62,612
CNA Financial Corp.	3.45	08/15/27	65,000	64,204
CNA Financial Corp.	3.90	05/01/29	75,000	73,541
CNO Financial Group, Inc.	5.25	05/30/29	75,000	75,323
Corebridge Financial, Inc.	3.85	04/05/29	144,000	141,083
Corebridge Financial, Inc.	6.88	12/15/52	135,000	137,163
Enstar Group Ltd.	4.95	06/01/29	65,000	64,933
Equitable Holdings, Inc.	4.35	04/20/28	135,000	134,447
Essent Group Ltd.	6.25	07/01/29	70,000	72,454
F&G Annuities & Life, Inc.	6.50	06/04/29	70,000	70,812
Fairfax Financial Holdings Ltd.	3.38	03/03/31	80,000	74,919
Fairfax Financial Holdings Ltd.	4.63	04/29/30	95,000	94,733
Fairfax Financial Holdings Ltd.	4.85	04/17/28	90,000	90,576
Fidelity National Financial, Inc.	2.45	03/15/31	80,000	70,991
Fidelity National Financial, Inc.	3.40	06/15/30	90,000	84,948
Lincoln National Corp.	2.33	08/15/30	75,000	67,486
Lincoln National Corp.	3.40	01/15/31	65,000	60,780
Lincoln National Corp.	3.80	03/01/28	70,000	69,186
MGIC Investment Corp.	5.25	08/15/28	95,000	94,948
PartnerRe Finance B LLC	4.50	10/01/50	60,000	57,673
Prudential Financial, Inc.	3.70	10/01/50	115,000	106,174

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.7% (Continued)
Prudential Financial, Inc.	4.50	09/15/47	$110,000	$107,777
Prudential Financial, Inc.	5.70	09/15/48	135,000	134,451
Reinsurance Group of America, Inc.	3.15	06/15/30	85,000	79,726
Reinsurance Group of America, Inc.	3.90	05/15/29	85,000	83,286
Willis North America, Inc.	2.95	09/15/29	100,000	94,862
Willis North America, Inc.	4.50	09/15/28	80,000	79,927
Willis North America, Inc.	4.55	03/15/31	100,000	98,812
Willis North America, Inc.	4.65	06/15/27	110,000	110,259
				4,506,005
INTERNET – 1.0%
Airbnb, Inc.	4.40	03/16/29	120,000	119,836
Airbnb, Inc.	4.65	03/16/31	120,000	119,836
AppLovin Corp.	5.13	12/01/29	145,000	146,208
eBay, Inc.	2.70	03/11/30	135,000	126,025
eBay, Inc.	3.60	06/05/27	115,000	114,084
eBay, Inc.	4.25	03/06/29	90,000	89,608
Expedia Group, Inc.	3.25	02/15/30	175,000	166,080
Expedia Group, Inc.	3.80	02/15/28	140,000	138,277
Expedia Group, Inc.	4.63	08/01/27	110,000	110,178
MercadoLibre, Inc.	3.13	01/14/31	80,000	73,948
Uber Technologies, Inc.	4.15	01/15/31	135,000	132,321
Uber Technologies, Inc.	4.30	01/15/30	180,000	178,644
VeriSign, Inc.	4.75	07/15/27	85,000	85,026
Weibo Corp.	3.38	07/08/30	100,000	93,932
				1,694,003
INVESTMENT COMPANIES – 3.2%
Apollo Debt Solutions BDC(1)	5.70	01/23/31	100,000	98,384
Apollo Debt Solutions BDC	6.90	04/13/29	145,000	149,615
Ares Capital Corp.	2.88	06/15/27	74,000	72,250
Ares Capital Corp.	2.88	06/15/28	180,000	171,795
Ares Capital Corp.	5.10	01/15/31	90,000	87,360
Ares Capital Corp.	5.25	04/12/31	110,000	107,088
Ares Capital Corp.	5.50	09/01/30	105,000	103,609
Ares Capital Corp.	5.88	03/01/29	130,000	131,269
Ares Capital Corp.	5.95	07/15/29	125,000	126,152
Ares Strategic Income Fund(1)	4.85	01/15/29	80,000	77,863
Ares Strategic Income Fund(1)	5.15	01/15/31	65,000	62,067
Ares Strategic Income Fund(1)	5.45	09/09/28	85,000	84,454
Ares Strategic Income Fund(1)	5.55	04/15/31	100,000	97,055
Ares Strategic Income Fund	5.60	02/15/30	100,000	98,274
Ares Strategic Income Fund	5.70	03/15/28	145,000	145,142
Ares Strategic Income Fund(1)	5.80	09/09/30	80,000	78,644
Ares Strategic Income Fund	6.35	08/15/29	100,000	101,263
Blackstone Private Credit Fund	4.00	01/15/29	100,000	95,215
Blackstone Private Credit Fund	5.05	09/10/30	65,000	62,303
Blackstone Private Credit Fund	5.35	03/12/31	100,000	96,292
Blackstone Private Credit Fund	5.95	07/16/29	125,000	125,126

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 3.2% (Continued)
Blackstone Private Credit Fund	6.25	01/25/31	$90,000	$90,051
Blackstone Private Credit Fund	7.30	11/27/28	80,000	82,853
Blackstone Secured Lending Fund	2.85	09/30/28	85,000	79,752
Blackstone Secured Lending Fund	5.13	01/31/31	60,000	57,863
Blackstone Secured Lending Fund	5.30	06/30/30	80,000	77,944
Blackstone Secured Lending Fund	5.35	04/13/28	95,000	94,778
Blue Owl Capital Corp.	2.88	06/11/28	115,000	107,896
Blue Owl Capital Corp.	5.95	03/15/29	145,000	144,100
Blue Owl Capital Corp.	6.20	07/15/30	65,000	64,643
Blue Owl Credit Income Corp.	5.80	03/15/30	135,000	131,378
Blue Owl Credit Income Corp.	6.60	09/15/29	125,000	125,503
Blue Owl Credit Income Corp.	6.65	03/15/31	105,000	104,728
Blue Owl Credit Income Corp.	7.75	09/16/27	85,000	86,633
Blue Owl Credit Income Corp.	7.75	01/15/29	75,000	77,411
Blue Owl Credit Income Corp.	7.95	06/13/28	90,000	92,747
Blue Owl Technology Finance Corp.	6.10	03/15/28	95,000	94,616
Blue Owl Technology Finance Corp.	6.75	04/04/29	95,000	95,259
Goldman Sachs Private Credit Corp.(1)	5.05	02/23/28	90,000	88,978
Goldman Sachs Private Credit Corp.(1)	5.38	01/31/29	95,000	93,773
Goldman Sachs Private Credit Corp.(1)	5.88	01/31/31	115,000	113,193
Goldman Sachs Private Credit Corp.(1)	6.25	05/06/30	85,000	85,012
Golub Capital BDC, Inc.	6.00	07/15/29	110,000	110,354
Golub Capital BDC, Inc.	7.05	12/05/28	95,000	97,860
Golub Capital Private Credit Fund(1)	5.45	08/15/28	65,000	64,486
Golub Capital Private Credit Fund(1)	5.60	04/15/31	70,000	67,672
Golub Capital Private Credit Fund	5.88	05/01/30	75,000	74,134
HA Sustainable Infrastructure Capital, Inc.	6.15	01/15/31	80,000	82,320
HPS Corporate Lending Fund	4.90	09/11/28	80,000	78,300
HPS Corporate Lending Fund	5.45	01/14/28	105,000	104,771
HPS Corporate Lending Fund	6.75	01/30/29	85,000	86,690
Main Street Capital Corp.	6.95	03/01/29	80,000	82,486
Sixth Street Lending Partners	5.75	01/15/30	95,000	94,571
Sixth Street Lending Partners	6.13	07/15/30	100,000	100,567
Sixth Street Lending Partners	6.50	03/11/29	105,000	107,420
				5,311,962
IRON/STEEL – 0.5%
ArcelorMittal SA	4.25	07/16/29	75,000	74,670
ArcelorMittal SA	6.55	11/29/27	170,000	175,083
Reliance, Inc.	2.15	08/15/30	70,000	63,053
Steel Dynamics, Inc.	3.25	01/15/31	65,000	61,153
Steel Dynamics, Inc.	3.45	04/15/30	80,000	76,696
Steel Dynamics, Inc.	4.00	12/15/28	90,000	89,089
Vale Overseas Ltd.	3.75	07/08/30	215,000	206,057
				745,801

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 0.1%
Polaris, Inc.	5.60	03/01/31	$75,000	$74,927
Polaris, Inc.	6.95	03/15/29	70,000	73,372
Royal Caribbean Cruises Ltd.	3.70	03/15/28	65,000	64,024
				212,323
LODGING – 1.1%
Hyatt Hotels Corp.	5.05	03/30/28	75,000	75,739
Hyatt Hotels Corp.	5.25	06/30/29	85,000	86,357
Las Vegas Sands Corp.	3.90	08/08/29	100,000	96,531
Las Vegas Sands Corp.	5.63	06/15/28	145,000	147,003
Las Vegas Sands Corp.	5.90	06/01/27	105,000	106,128
Las Vegas Sands Corp.	6.00	08/15/29	85,000	87,412
Las Vegas Sands Corp.	6.00	06/14/30	70,000	72,184
Marriott International, Inc./MD	2.85	04/15/31	155,000	142,141
Marriott International, Inc./MD	4.63	06/15/30	138,000	137,910
Marriott International, Inc./MD	4.80	03/15/30	65,000	65,505
Marriott International, Inc./MD	4.88	05/15/29	70,000	70,790
Marriott International, Inc./MD	4.90	04/15/29	110,000	111,310
Marriott International, Inc./MD	5.00	10/15/27	130,000	131,200
Marriott International, Inc./MD	5.55	10/15/28	100,000	102,590
Sands China Ltd.	2.85	03/08/29	90,000	85,390
Sands China Ltd.	4.38	06/18/30	95,000	92,993
Sands China Ltd.	5.40	08/08/28	253,000	256,031
				1,867,214
MACHINERY-CONSTRUCTION & MINING – 0.1%
GE Vernova, Inc.	4.25	02/04/31	80,000	79,311

MACHINERY-DIVERSIFIED – 1.3%
CNH Industrial Capital LLC	4.38	03/07/31	70,000	68,661
CNH Industrial Capital LLC	4.50	10/08/27	70,000	70,072
CNH Industrial Capital LLC	4.50	10/16/30	75,000	74,129
CNH Industrial Capital LLC	4.55	04/10/28	80,000	79,963
CNH Industrial Capital LLC	4.75	03/21/28	60,000	60,299
CNH Industrial Capital LLC	5.10	04/20/29	85,000	86,134
CNH Industrial Capital LLC	5.50	01/12/29	70,000	71,606
CNH Industrial NV	3.85	11/15/27	65,000	64,452
Flowserve Corp.	3.50	10/01/30	70,000	66,227
IDEX Corp.	3.00	05/01/30	70,000	65,911
IDEX Corp.	4.95	09/01/29	70,000	70,700
Ingersoll Rand, Inc.	5.18	06/15/29	100,000	102,240
Ingersoll Rand, Inc.	5.20	06/15/27	100,000	100,841
Ingersoll Rand, Inc.	5.40	08/14/28	80,000	81,795
Nordson Corp.	4.50	12/15/29	80,000	79,916
Otis Worldwide Corp.	2.57	02/15/30	205,000	190,712
Otis Worldwide Corp.	5.25	08/16/28	105,000	107,054
Regal Rexnord Corp.	6.05	04/15/28	160,000	164,060
Regal Rexnord Corp.	6.30	02/15/30	130,000	136,214
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	165,000	165,561

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.3% (Continued)
Westinghouse Air Brake Technologies Corp.	4.90	05/29/30	$70,000	$70,847
Xylem, Inc./NY	1.95	01/30/28	70,000	67,330
Xylem, Inc./NY	2.25	01/30/31	65,000	58,751
				2,103,475
MEDIA – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	175,000	163,586
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	225,000	201,532
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	130,000	127,923
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	165,000	163,333
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	180,000	180,478
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	210,000	216,865
Fox Corp.	3.50	04/08/30	80,000	76,886
Fox Corp.	4.71	01/25/29	275,000	275,689
				1,406,292
MINING – 0.1%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	85,000	82,261
Freeport-McMoRan, Inc.	4.63	08/01/30	85,000	84,760
				167,021
MISCELLANEOUS MANUFACTURER – 0.2%
Teledyne Technologies, Inc.	2.25	04/01/28	95,000	91,283
Teledyne Technologies, Inc.	2.75	04/01/31	150,000	137,237
Textron, Inc.	2.45	03/15/31	75,000	67,787
Textron, Inc.	3.00	06/01/30	90,000	84,731
				381,038
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.25	02/15/29	90,000	86,048
CDW LLC/CDW Finance Corp.	3.28	12/01/28	55,000	52,901
CDW LLC/CDW Finance Corp.	4.25	04/01/28	85,000	84,092
CDW LLC/CDW Finance Corp.	5.10	03/01/30	95,000	95,336
				318,377
OIL & GAS – 2.1%
Canadian Natural Resources Ltd.	2.95	07/15/30	60,000	56,420
Canadian Natural Resources Ltd.	3.85	06/01/27	175,000	174,087
Canadian Natural Resources Ltd.	5.00	12/15/29	110,000	111,646
Cenovus Energy, Inc.	4.65	03/20/31	75,000	74,629
Continental Resources, Inc.	4.38	01/15/28	145,000	144,361
Coterra Energy, Inc.	3.90	05/15/27	90,000	89,578
Devon Energy Corp.	4.50	01/15/30	80,000	79,729
Diamondback Energy, Inc.	3.13	03/24/31	115,000	107,523
Diamondback Energy, Inc.	3.50	12/01/29	150,000	145,062
Diamondback Energy, Inc.	5.15	01/30/30	115,000	117,627

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 2.1% (Continued)
EQT Corp.	3.90	10/01/27	$66,000	$65,342
EQT Corp.	4.75	01/15/31	160,000	159,266
EQT Corp.	5.70	04/01/28	75,000	76,496
EQT Corp.	7.00	02/01/30	90,000	96,250
Expand Energy Corp.	5.38	02/01/29	100,000	100,049
Expand Energy Corp.	5.38	03/15/30	160,000	161,632
HF Sinclair Corp.	5.75	01/15/31	85,000	87,102
Marathon Petroleum Corp.	5.15	03/01/30	150,000	153,221
Occidental Petroleum Corp.	6.63	09/01/30	155,000	165,627
Occidental Petroleum Corp.	8.88	07/15/30	145,000	165,120
Phillips 66 Co.	2.15	12/15/30	120,000	107,783
Phillips 66 Co.	3.15	12/15/29	85,000	81,113
Phillips 66 Co.	3.90	03/15/28	115,000	113,943
Phillips 66 Co.	4.95	12/01/27	90,000	90,778
Phillips 66 Co.	5.88	03/15/56	145,000	144,486
Valero Energy Corp.	2.15	09/15/27	80,000	77,658
Valero Energy Corp.	4.35	06/01/28	80,000	80,015
Valero Energy Corp.	5.15	02/15/30	100,000	102,101
Viper Energy Partners LLC	4.90	08/01/30	70,000	70,077
Woodside Finance Ltd.	4.90	05/19/28	65,000	65,497
Woodside Finance Ltd.	5.40	05/19/30	170,000	173,675
				3,437,893
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	135,000	127,275
NOV, Inc.	3.60	12/01/29	70,000	67,776
				195,051
PACKAGING & CONTAINERS – 0.7%
Amcor Flexibles North America, Inc.	2.63	06/19/30	70,000	64,708
Amcor Flexibles North America, Inc.	4.25	03/08/29	95,000	94,213
Amcor Flexibles North America, Inc.	4.80	03/17/28	100,000	100,610
Amcor Flexibles North America, Inc.	5.10	03/17/30	95,000	96,232
Amcor Group Finance PLC	5.45	05/23/29	75,000	76,808
AptarGroup, Inc.	4.75	03/30/31	90,000	89,378
Packaging Corp. of America	3.00	12/15/29	70,000	66,586
Packaging Corp. of America	3.40	12/15/27	75,000	73,887
Smurfit Kappa Treasury ULC	5.20	01/15/30	100,000	101,951
Sonoco Products Co.	3.13	05/01/30	90,000	84,825
Sonoco Products Co.	4.60	09/01/29	85,000	84,878
WRKCo, Inc.	3.90	06/01/28	60,000	59,346
WRKCo, Inc.	4.00	03/15/28	90,000	89,405
WRKCo, Inc.	4.90	03/15/29	110,000	110,928
				1,193,755
PHARMACEUTICALS – 3.2%
Becton Dickinson & Co.	1.96	02/11/31	140,000	123,717
Becton Dickinson & Co.	2.82	05/20/30	100,000	93,519
Becton Dickinson & Co.	3.70	06/06/27	248,000	246,299
Becton Dickinson & Co.	4.69	02/13/28	105,000	105,406

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.2% (Continued)
Becton Dickinson & Co.	4.87	02/08/29	$90,000	$90,895
Cardinal Health, Inc.	3.41	06/15/27	160,000	158,339
Cardinal Health, Inc.	4.50	09/15/30	92,000	91,540
Cardinal Health, Inc.	5.00	11/15/29	100,000	101,440
Cardinal Health, Inc.	5.13	02/15/29	90,000	91,486
Cencora, Inc.	2.70	03/15/31	140,000	127,888
Cencora, Inc.	2.80	05/15/30	55,000	51,394
Cencora, Inc.	3.45	12/15/27	110,000	108,347
Cencora, Inc.	3.95	02/13/29	60,000	59,169
Cencora, Inc.	4.25	11/15/30	80,000	78,663
Cencora, Inc.	4.63	12/15/27	70,000	70,270
Cencora, Inc.	4.85	12/15/29	90,000	91,084
CVS Health Corp.	1.30	08/21/27	315,000	302,661
CVS Health Corp.	1.75	08/21/30	180,000	159,360
CVS Health Corp.	1.88	02/28/31	175,000	153,498
CVS Health Corp.	3.25	08/15/29	245,000	235,231
CVS Health Corp.	3.75	04/01/30	210,000	203,499
CVS Health Corp.	4.30	03/25/28	705,000	702,758
CVS Health Corp.	5.00	01/30/29	145,000	146,818
CVS Health Corp.	5.13	02/21/30	210,000	213,522
CVS Health Corp.	5.25	01/30/31	100,000	102,124
CVS Health Corp.	5.40	06/01/29	140,000	143,280
Mylan, Inc.	4.55	04/15/28	105,000	104,583
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	350,000	318,733
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	240,000	243,161
Viatris, Inc.	2.30	06/22/27	110,000	106,963
Viatris, Inc.	2.70	06/22/30	205,000	186,945
Zoetis, Inc.	2.00	05/15/30	100,000	90,882
Zoetis, Inc.	3.00	09/12/27	110,000	108,164
Zoetis, Inc.	3.90	08/20/28	65,000	64,320
Zoetis, Inc.	4.15	08/17/28	120,000	119,432
				5,395,390
PIPELINES – 6.4%
Boardwalk Pipelines LP	3.40	02/15/31	65,000	60,823
Boardwalk Pipelines LP	4.45	07/15/27	70,000	69,922
Boardwalk Pipelines LP	4.80	05/03/29	70,000	70,256
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	150,000	145,807
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	170,000	170,789
Cheniere Energy Partners LP	4.00	03/01/31	210,000	202,318
Cheniere Energy Partners LP	4.50	10/01/29	205,000	204,026
Cheniere Energy, Inc.	4.63	10/15/28	210,000	209,230
DCP Midstream Operating LP	5.13	05/15/29	75,000	76,108
DCP Midstream Operating LP	5.63	07/15/27	70,000	70,682
Enbridge, Inc.	3.13	11/15/29	145,000	138,391
Enbridge, Inc.	3.70	07/15/27	90,000	89,285
Enbridge, Inc.	4.20	11/20/28	70,000	69,585
Enbridge, Inc.	4.50	02/15/31	70,000	69,254
Enbridge, Inc.	4.85	03/27/31	145,000	145,654

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.4% (Continued)
Enbridge, Inc.	4.90	06/20/30	$80,000	$80,753
Enbridge, Inc.	5.30	04/05/29	110,000	112,346
Enbridge, Inc.	6.00	11/15/28	105,000	108,945
Enbridge, Inc.	6.20	11/15/30	105,000	111,165
Enbridge, Inc.	7.38	03/15/55	70,000	74,099
Energy Transfer LP	3.75	05/15/30	210,000	203,212
Energy Transfer LP	4.00	10/01/27	105,000	104,414
Energy Transfer LP	4.15	09/15/29	70,000	69,071
Energy Transfer LP	4.55	01/15/31	145,000	143,790
Energy Transfer LP	4.95	05/15/28	115,000	115,992
Energy Transfer LP	4.95	06/15/28	140,000	141,353
Energy Transfer LP	5.20	04/01/30	95,000	97,102
Energy Transfer LP	5.25	04/15/29	220,000	224,209
Energy Transfer LP	5.25	07/01/29	145,000	148,078
Energy Transfer LP	5.50	06/01/27	130,000	131,195
Energy Transfer LP	5.55	02/15/28	135,000	137,423
Energy Transfer LP	6.10	12/01/28	65,000	67,461
Energy Transfer LP	6.40	12/01/30	135,000	144,196
Enterprise Products Operating LLC	5.25	08/16/77	145,000	144,799
Enterprise Products Operating LLC	5.38	02/15/78	95,000	94,790
Kinder Morgan, Inc.	2.00	02/15/31	105,000	93,129
Kinder Morgan, Inc.	4.30	03/01/28	173,000	173,049
Kinder Morgan, Inc.	5.00	02/01/29	175,000	177,666
Kinder Morgan, Inc.	5.10	08/01/29	75,000	76,416
Kinder Morgan, Inc.	5.15	06/01/30	150,000	153,384
MPLX LP	2.65	08/15/30	215,000	198,521
MPLX LP	4.00	03/15/28	180,000	178,653
MPLX LP	4.25	12/01/27	105,000	104,777
MPLX LP	4.80	02/15/29	100,000	100,753
MPLX LP	4.80	02/15/31	175,000	175,435
ONEOK, Inc.	3.10	03/15/30	95,000	89,749
ONEOK, Inc.	3.25	06/01/30	80,000	75,801
ONEOK, Inc.	3.40	09/01/29	100,000	96,304
ONEOK, Inc.	4.00	07/13/27	70,000	69,622
ONEOK, Inc.	4.25	09/24/27	185,000	184,526
ONEOK, Inc.	4.35	03/15/29	100,000	99,427
ONEOK, Inc.	4.40	10/15/29	90,000	89,471
ONEOK, Inc.	4.55	07/15/28	110,000	110,054
ONEOK, Inc.	5.65	11/01/28	105,000	107,713
ONEOK, Inc.	5.80	11/01/30	65,000	67,543
ONEOK, Inc.	6.35	01/15/31	85,000	90,302
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	130,000	125,889
Plains All American Pipeline LP/PAA Finance Corp.	3.80	09/15/30	110,000	106,031
Plains All American Pipeline LP/PAA Finance Corp.	4.70	01/15/31	145,000	144,721
Sabine Pass Liquefaction LLC	4.20	03/15/28	185,000	184,239
Sabine Pass Liquefaction LLC	4.50	05/15/30	280,000	279,741
South Bow USA Infrastructure Holdings LLC	4.91	09/01/27	100,000	100,409
South Bow USA Infrastructure Holdings LLC	5.03	10/01/29	135,000	136,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.4% (Continued)
Targa Resources Corp.	4.35	01/15/29	$100,000	$99,591
Targa Resources Corp.	4.35	04/15/31	105,000	102,929
Targa Resources Corp.	4.90	09/15/30	105,000	105,792
Targa Resources Corp.	5.20	07/01/27	110,000	110,823
Targa Resources Corp.	6.15	03/01/29	150,000	156,320
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	140,000	139,936
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	95,000	94,901
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	130,000	131,596
TC PipeLines LP	3.90	05/25/27	70,000	69,539
TransCanada PipeLines Ltd.	4.10	04/15/30	180,000	176,604
TransCanada PipeLines Ltd.	4.25	05/15/28	190,000	189,278
TransCanada PipeLines Ltd.	7.00	06/01/65	110,000	113,458
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	100,000	95,324
Western Midstream Operating LP	4.05	02/01/30	145,000	141,228
Western Midstream Operating LP	4.80	03/01/31	80,000	79,490
Western Midstream Operating LP	6.35	01/15/29	90,000	93,712
Williams Cos, Inc.	2.60	03/15/31	215,000	195,233
Williams Cos, Inc.	3.50	11/15/30	140,000	133,274
Williams Cos, Inc.	3.75	06/15/27	200,000	198,677
Williams Cos, Inc.	4.63	06/30/30	105,000	104,893
Williams Cos, Inc.	4.90	03/15/29	150,000	151,630
Williams Cos, Inc.	5.30	08/15/28	130,000	132,518
				10,652,594
REAL ESTATE – 0.1%
CBRE Services, Inc.	2.50	04/01/31	70,000	62,853
CBRE Services, Inc.	4.80	06/15/30	80,000	80,237
CBRE Services, Inc.	5.50	04/01/29	70,000	71,738
				214,828
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.2%
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	105,000	105,046
American Assets Trust LP	3.38	02/01/31	75,000	68,280
American Homes 4 Rent LP	4.25	02/15/28	75,000	74,569
American Homes 4 Rent LP	4.95	06/15/30	80,000	80,475
American Tower Corp.	1.50	01/31/28	95,000	90,376
American Tower Corp.	1.88	10/15/30	115,000	102,183
American Tower Corp.	2.10	06/15/30	105,000	94,998
American Tower Corp.	2.70	04/15/31	100,000	90,957
American Tower Corp.	2.90	01/15/30	110,000	103,581
American Tower Corp.	3.55	07/15/27	100,000	99,042
American Tower Corp.	3.60	01/15/28	100,000	98,620
American Tower Corp.	3.80	08/15/29	225,000	219,960
American Tower Corp.	3.95	03/15/29	70,000	68,946
American Tower Corp.	4.90	03/15/30	120,000	121,229
American Tower Corp.	5.00	01/31/30	90,000	91,177
American Tower Corp.	5.20	02/15/29	95,000	96,670
American Tower Corp.	5.25	07/15/28	75,000	76,193
American Tower Corp.	5.50	03/15/28	100,000	101,804

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.2% (Continued)
American Tower Corp.	5.80	11/15/28	$110,000	$113,344
Boston Properties LP	2.90	03/15/30	100,000	93,205
Boston Properties LP	3.25	01/30/31	180,000	166,600
Boston Properties LP	3.40	06/21/29	115,000	110,535
Boston Properties LP	4.50	12/01/28	140,000	139,662
Boston Properties LP	6.75	12/01/27	115,000	118,750
Brixmor Operating Partnership LP	4.05	07/01/30	105,000	102,385
Brixmor Operating Partnership LP	4.13	05/15/29	105,000	103,755
COPT Defense Properties LP	2.75	04/15/31	85,000	77,162
Cousins Properties LP	5.25	07/15/30	60,000	60,947
Crown Castle, Inc.	2.10	04/01/31	140,000	122,731
Crown Castle, Inc.	2.25	01/15/31	155,000	137,419
Crown Castle, Inc.	3.10	11/15/29	75,000	70,984
Crown Castle, Inc.	3.30	07/01/30	105,000	98,902
Crown Castle, Inc.	3.65	09/01/27	140,000	138,472
Crown Castle, Inc.	3.80	02/15/28	130,000	128,229
Crown Castle, Inc.	4.30	02/15/29	85,000	84,255
Crown Castle, Inc.	4.80	09/01/28	95,000	95,484
Crown Castle, Inc.	4.90	09/01/29	85,000	85,413
Crown Castle, Inc.	5.00	01/11/28	140,000	141,079
Crown Castle, Inc.	5.60	06/01/29	105,000	107,707
CubeSmart LP	2.25	12/15/28	85,000	80,372
Digital Realty Trust LP	3.60	07/01/29	120,000	116,777
Digital Realty Trust LP	3.70	08/15/27	135,000	133,745
Digital Realty Trust LP	4.45	07/15/28	95,000	94,878
Digital Realty Trust LP	5.55	01/15/28	125,000	127,198
EPR Properties	3.75	08/15/29	70,000	67,364
EPR Properties	4.75	11/15/30	75,000	73,724
Equinix Asia Financing Corp. Pte Ltd.	4.40	03/15/31	100,000	98,205
Equinix Europe 2 Financing Corp. LLC	4.60	11/15/30	170,000	168,867
Equinix, Inc.	1.55	03/15/28	90,000	85,470
Equinix, Inc.	1.80	07/15/27	65,000	63,061
Equinix, Inc.	2.15	07/15/30	160,000	144,258
Equinix, Inc.	3.20	11/18/29	165,000	157,409
Essex Portfolio LP	3.00	01/15/30	85,000	80,323
Essex Portfolio LP	4.00	03/01/29	70,000	69,056
Extra Space Storage LP	5.50	07/01/30	115,000	118,047
Extra Space Storage LP	5.70	04/01/28	115,000	117,394
Extra Space Storage LP	5.90	01/15/31	75,000	78,152
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	95,000	91,328
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	100,000	94,762
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	110,000	110,872
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	80,000	81,091
Healthcare Realty Holdings LP	2.00	03/15/31	110,000	96,153
Healthcare Realty Holdings LP	3.10	02/15/30	100,000	94,195
Healthcare Realty Holdings LP	3.75	07/01/27	75,000	74,382
Healthpeak OP LLC	2.13	12/01/28	70,000	66,045
Healthpeak OP LLC	2.88	01/15/31	80,000	73,579

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.2% (Continued)
Healthpeak OP LLC	3.00	01/15/30	$105,000	$98,948
Healthpeak OP LLC	3.50	07/15/29	90,000	86,993
Host Hotels & Resorts LP	3.38	12/15/29	90,000	85,725
Host Hotels & Resorts LP	3.50	09/15/30	100,000	94,496
Invitation Homes Operating Partnership LP	2.30	11/15/28	85,000	80,388
Kilroy Realty LP	3.05	02/15/30	75,000	68,939
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	75,000	75,782
NNN REIT, Inc.	4.60	02/15/31	70,000	69,537
Omega Healthcare Investors, Inc.	3.38	02/01/31	100,000	92,865
Omega Healthcare Investors, Inc.	3.63	10/01/29	75,000	72,208
Omega Healthcare Investors, Inc.	4.75	01/15/28	75,000	75,050
Omega Healthcare Investors, Inc.	5.20	07/01/30	75,000	75,581
UDR, Inc.	3.20	01/15/30	75,000	71,618
Ventas Realty LP	3.00	01/15/30	85,000	80,251
Ventas Realty LP	4.00	03/01/28	85,000	84,273
Ventas Realty LP	4.40	01/15/29	115,000	114,399
Ventas Realty LP	4.75	11/15/30	60,000	60,118
VICI Properties LP	4.75	02/15/28	175,000	175,273
VICI Properties LP	4.95	02/15/30	145,000	145,043
Weyerhaeuser Co.	4.00	11/15/29	105,000	103,042
Weyerhaeuser Co.	4.00	04/15/30	105,000	102,333
WP Carey, Inc.	2.40	02/01/31	65,000	58,266
				8,708,961
RETAIL – 3.2%
AutoNation, Inc.	4.45	01/15/29	75,000	74,407
AutoNation, Inc.	4.75	06/01/30	75,000	74,664
AutoZone, Inc.	1.65	01/15/31	85,000	74,193
AutoZone, Inc.	3.75	06/01/27	80,000	79,492
AutoZone, Inc.	4.00	04/15/30	100,000	97,881
AutoZone, Inc.	5.10	07/15/29	85,000	86,613
AutoZone, Inc.	5.13	06/15/30	70,000	71,348
AutoZone, Inc.	6.25	11/01/28	65,000	67,814
Best Buy Co., Inc.	1.95	10/01/30	90,000	80,501
Best Buy Co., Inc.	4.45	10/01/28	65,000	65,109
Darden Restaurants, Inc.	3.85	05/01/27	70,000	69,669
Dollar General Corp.	3.50	04/03/30	145,000	138,662
Dollar General Corp.	4.13	05/01/28	65,000	64,607
Dollar General Corp.	5.20	07/05/28	70,000	71,029
Dollar Tree, Inc.	4.20	05/15/28	170,000	169,047
Ferguson Enterprises, Inc.	4.35	03/15/31	100,000	98,560
Genuine Parts Co.	1.88	11/01/30	75,000	65,089
Genuine Parts Co.	4.95	08/15/29	105,000	104,871
Lowe’s Cos, Inc.	1.30	04/15/28	135,000	127,548
Lowe’s Cos, Inc.	1.70	09/15/28	140,000	131,821
Lowe’s Cos, Inc.	1.70	10/15/30	170,000	150,516
Lowe’s Cos, Inc.	2.63	04/01/31	215,000	196,610
Lowe’s Cos, Inc.	3.10	05/03/27	195,000	193,180
Lowe’s Cos, Inc.	3.65	04/05/29	215,000	210,643

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.2% (Continued)
Lowe’s Cos, Inc.	3.95	10/15/27	$95,000	$94,780
Lowe’s Cos, Inc.	4.00	10/15/28	115,000	114,144
Lowe’s Cos, Inc.	4.25	03/15/31	155,000	152,705
Lowe’s Cos, Inc.	4.50	04/15/30	165,000	165,393
McDonald’s Corp.	2.13	03/01/30	110,000	101,332
McDonald’s Corp.	2.63	09/01/29	145,000	137,584
McDonald’s Corp.	3.50	07/01/27	140,000	138,885
McDonald’s Corp.	3.60	07/01/30	135,000	131,270
McDonald’s Corp.	3.80	04/01/28	140,000	139,003
McDonald’s Corp.	4.40	02/12/31	80,000	79,798
McDonald’s Corp.	4.60	05/15/30	75,000	75,754
McDonald’s Corp.	4.80	08/14/28	85,000	85,939
McDonald’s Corp.	5.00	05/17/29	70,000	71,372
O’Reilly Automotive, Inc.	1.75	03/15/31	75,000	65,659
O’Reilly Automotive, Inc.	3.60	09/01/27	105,000	103,985
O’Reilly Automotive, Inc.	3.90	06/01/29	55,000	54,250
O’Reilly Automotive, Inc.	4.20	04/01/30	70,000	69,094
O’Reilly Automotive, Inc.	4.35	06/01/28	75,000	75,011
Starbucks Corp.	2.25	03/12/30	105,000	96,610
Starbucks Corp.	2.55	11/15/30	180,000	165,261
Starbucks Corp.	3.50	03/01/28	70,000	68,978
Starbucks Corp.	3.55	08/15/29	145,000	141,565
Starbucks Corp.	4.00	11/15/28	100,000	99,187
Starbucks Corp.	4.50	05/15/28	115,000	115,378
Starbucks Corp.	4.80	05/15/30	75,000	75,794
Starbucks Corp.	4.90	02/15/31	65,000	65,949
Tractor Supply Co.	1.75	11/01/30	95,000	83,899
				5,332,453
SEMICONDUCTORS – 1.7%
Intel Corp.	1.60	08/12/28	145,000	136,206
Intel Corp.	2.45	11/15/29	280,000	260,796
Intel Corp.	3.15	05/11/27	145,000	143,416
Intel Corp.	3.75	08/05/27	175,000	173,572
Intel Corp.	3.90	03/25/30	205,000	199,404
Intel Corp.	4.00	08/05/29	115,000	113,109
Intel Corp.	4.88	02/10/28	240,000	241,619
Intel Corp.	5.00	02/21/31	75,000	75,800
Intel Corp.	5.13	02/10/30	181,000	183,969
Marvell Technology, Inc.	2.45	04/15/28	105,000	101,117
Marvell Technology, Inc.	2.95	04/15/31	110,000	101,491
Marvell Technology, Inc.	4.75	07/15/30	65,000	65,305
Marvell Technology, Inc.	5.75	02/15/29	75,000	77,424
Microchip Technology, Inc.	4.90	03/15/28	145,000	145,928
Microchip Technology, Inc.	5.05	03/15/29	130,000	131,674
Microchip Technology, Inc.	5.05	02/15/30	140,000	141,440
NXP BV/NXP Funding LLC	5.55	12/01/28	65,000	66,462
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	150,000	143,432
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	08/19/28	65,000	64,804

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.7% (Continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	$140,000	$138,892
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	80,000	80,068
Qorvo, Inc.	4.38	10/15/29	115,000	112,856
				2,898,784
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	90,000	85,374
Huntington Ingalls Industries, Inc.	3.48	12/01/27	80,000	78,764
Huntington Ingalls Industries, Inc.	4.20	05/01/30	70,000	68,782
Huntington Ingalls Industries, Inc.	5.35	01/15/30	75,000	76,590
				309,510
SOFTWARE – 4.9%
Atlassian Corp.	5.25	05/15/29	70,000	70,375
Autodesk, Inc.	2.85	01/15/30	70,000	65,747
Autodesk, Inc.	3.50	06/15/27	75,000	74,275
Broadridge Financial Solutions, Inc.	2.90	12/01/29	100,000	93,857
Concentrix Corp.	6.50	03/01/29	85,000	83,063
Concentrix Corp.	6.60	08/02/28	115,000	114,119
Fidelity National Information Services, Inc.	1.65	03/01/28	110,000	104,397
Fidelity National Information Services, Inc.	2.25	03/01/31	115,000	102,173
Fidelity National Information Services, Inc.	4.45	03/10/28	280,000	279,256
Fidelity National Information Services, Inc.	4.55	03/10/29	320,000	318,773
Fidelity National Information Services, Inc.	4.80	03/10/31	285,000	283,469
Fiserv, Inc.	2.25	06/01/27	135,000	131,782
Fiserv, Inc.	2.65	06/01/30	130,000	118,930
Fiserv, Inc.	3.50	07/01/29	420,000	403,858
Fiserv, Inc.	4.20	10/01/28	140,000	138,503
Fiserv, Inc.	4.55	02/15/31	135,000	132,339
Fiserv, Inc.	4.75	03/15/30	130,000	128,954
Fiserv, Inc.	5.35	03/15/31	75,000	75,943
Fiserv, Inc.	5.38	08/21/28	100,000	101,435
Fiserv, Inc.	5.45	03/02/28	130,000	131,659
Oracle Corp.	2.30	03/25/28	280,000	267,424
Oracle Corp.	2.88	03/25/31	460,000	409,011
Oracle Corp.	2.95	04/01/30	450,000	412,279
Oracle Corp.	3.25	11/15/27	390,000	381,608
Oracle Corp.	3.25	05/15/30	80,000	74,120
Oracle Corp.	4.20	09/27/29	210,000	204,106
Oracle Corp.	4.45	09/26/30	420,000	405,361
Oracle Corp.	4.50	05/06/28	115,000	114,483
Oracle Corp.	4.55	02/04/29	415,000	409,970
Oracle Corp.	4.65	05/06/30	110,000	107,842
Oracle Corp.	4.80	08/03/28	215,000	214,761
Oracle Corp.	4.95	02/04/31	485,000	474,881
Oracle Corp.	6.15	11/09/29	170,000	175,151
Paychex, Inc.	5.10	04/15/30	210,000	212,214
Roper Technologies, Inc.	1.40	09/15/27	95,000	91,124
Roper Technologies, Inc.	1.75	02/15/31	140,000	121,362

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.9% (Continued)
Roper Technologies, Inc.	2.00	06/30/30	$95,000	$85,012
Roper Technologies, Inc.	2.95	09/15/29	90,000	85,190
Roper Technologies, Inc.	4.20	09/15/28	105,000	104,199
Roper Technologies, Inc.	4.25	09/15/28	80,000	79,442
Roper Technologies, Inc.	4.45	09/15/30	65,000	64,089
Roper Technologies, Inc.	4.50	10/15/29	70,000	69,636
Synopsys, Inc.	4.65	04/01/28	140,000	140,881
Synopsys, Inc.	4.85	04/01/30	275,000	277,383
Take-Two Interactive Software, Inc.	4.95	03/28/28	115,000	115,901
Workday, Inc.	3.70	04/01/29	100,000	97,505
				8,147,842
TELECOMMUNICATIONS – 6.4%
AT&T, Inc.	1.65	02/01/28	315,000	300,806
AT&T, Inc.	2.30	06/01/27	345,000	337,751
AT&T, Inc.	4.10	02/15/28	245,000	244,105
AT&T, Inc.	4.30	02/15/30	440,000	436,869
AT&T, Inc.	4.35	03/01/29	415,000	414,606
AT&T, Inc.	4.40	04/30/31	215,000	212,677
AT&T, Inc.	4.70	08/15/30	140,000	141,010
British Telecommunications PLC	5.13	12/04/28	90,000	91,234
British Telecommunications PLC	9.63	12/15/30	380,000	453,334
Deutsche Telekom International Finance BV	8.75	06/15/30	490,000	562,175
Frontier Communications Holdings LLC	5.88	11/01/29	100,000	100,569
Juniper Networks, Inc.	3.75	08/15/29	70,000	68,167
Koninklijke KPN NV	8.38	10/01/30	75,000	86,220
Motorola Solutions, Inc.	2.30	11/15/30	125,000	112,930
Motorola Solutions, Inc.	4.60	02/23/28	100,000	100,330
Motorola Solutions, Inc.	4.60	05/23/29	110,000	110,121
Motorola Solutions, Inc.	4.85	08/15/30	85,000	85,728
Nokia OYJ	4.38	06/12/27	70,000	69,874
Orange SA	9.00	03/01/31	350,000	412,214
Rogers Communications, Inc.	5.00	02/15/29	180,000	181,521
Sprint Capital Corp.	6.88	11/15/28	340,000	359,036
Telefonica Europe BV	8.25	09/15/30	180,000	203,773
TELUS Corp.	3.70	09/15/27	55,000	54,390
T-Mobile USA, Inc.	2.05	02/15/28	250,000	240,053
T-Mobile USA, Inc.	2.40	03/15/29	70,000	66,157
T-Mobile USA, Inc.	2.55	02/15/31	350,000	318,266
T-Mobile USA, Inc.	2.63	02/15/29	140,000	133,265
T-Mobile USA, Inc.	2.88	02/15/31	135,000	124,416
T-Mobile USA, Inc.	3.38	04/15/29	330,000	320,226
T-Mobile USA, Inc.	3.50	04/15/31	345,000	326,470
T-Mobile USA, Inc.	3.88	04/15/30	985,000	959,555
T-Mobile USA, Inc.	4.20	10/01/29	90,000	89,220
T-Mobile USA, Inc.	4.80	07/15/28	125,000	126,119
T-Mobile USA, Inc.	4.85	01/15/29	140,000	141,439
T-Mobile USA, Inc.	4.95	03/15/28	140,000	141,509
Verizon Communications, Inc.	1.50	09/18/30	140,000	123,305

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.4% (Continued)
Verizon Communications, Inc.	1.68	10/30/30	$115,000	$101,602
Verizon Communications, Inc.	1.75	01/20/31	315,000	277,127
Verizon Communications, Inc.	2.10	03/22/28	290,000	278,589
Verizon Communications, Inc.	2.55	03/21/31	515,000	468,494
Verizon Communications, Inc.	3.15	03/22/30	160,000	152,499
Verizon Communications, Inc.	3.88	02/08/29	135,000	133,542
Verizon Communications, Inc.	4.02	12/03/29	475,000	468,571
Verizon Communications, Inc.	4.33	09/21/28	390,000	390,318
Verizon Communications, Inc.	7.75	12/01/30	80,000	90,101
				10,610,283
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	3.90	11/19/29	125,000	122,021
Mattel, Inc.	5.00	11/17/30	80,000	80,242
				202,263
TRANSPORTATION – 0.8%
Canadian Pacific Railway Co.	2.05	03/05/30	70,000	64,154
Canadian Pacific Railway Co.	4.00	06/01/28	65,000	64,575
Canadian Pacific Railway Co.	4.00	03/15/29	90,000	89,008
Canadian Pacific Railway Co.	4.80	03/30/30	75,000	75,977
CH Robinson Worldwide, Inc.	4.20	04/15/28	80,000	79,492
FedEx Corp.	3.10	08/05/29	85,000	81,641
Fedex Freight Holding Co., Inc.(1)	4.30	03/15/29	135,000	133,389
Fedex Freight Holding Co., Inc.(1)	4.65	03/15/31	145,000	143,109
GXO Logistics, Inc.	6.25	05/06/29	85,000	88,262
JB Hunt Transport Services, Inc.	4.90	03/15/30	105,000	106,068
Kirby Corp.	4.20	03/01/28	70,000	69,715
Norfolk Southern Corp.	3.80	08/01/28	85,000	84,230
Norfolk Southern Corp.	5.05	08/01/30	95,000	97,144
Ryder System, Inc.	5.25	06/01/28	85,000	86,408
Ryder System, Inc.	5.38	03/15/29	70,000	71,756
Ryder System, Inc.	5.65	03/01/28	70,000	71,537
				1,406,465
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	75,000	73,319
GATX Corp.	4.70	04/01/29	65,000	65,262
				138,581
WATER – 0.3%
American Water Capital Corp.	2.80	05/01/30	65,000	61,119
American Water Capital Corp.	2.95	09/01/27	88,000	86,533
American Water Capital Corp.	3.45	06/01/29	85,000	82,732
American Water Capital Corp.	3.75	09/01/28	80,000	79,034
Essential Utilities, Inc.	2.70	04/15/30	65,000	60,461
Essential Utilities, Inc.	4.80	08/15/27	75,000	75,287
				445,166
TOTAL CORPORATE BONDS (Cost – $163,843,204)				163,552,029

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Sumitomo, Tokyo	2.98	05/01/26	$847,230	$847,230
TOTAL SHORT-TERM INVESTMENTS (Cost – $847,230)				847,230

TOTAL INVESTMENTS – 98.9% (Cost – $164,690,434)				$164,399,259
OTHER ASSETS LESS LIABILITIES – 1.1%				1,863,306
NET ASSETS – 100.0%				$166,262,565

(1)

Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $2,560,565 and represents 1.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.3%
ADVERTISING – 0.3%
Omnicom Group, Inc.	2.60	08/01/31	$145,000	$130,154
Omnicom Group, Inc.	5.00	06/02/33	125,000	122,681
Omnicom Group, Inc.	5.30	11/01/34	110,000	109,028
WPP 2025 LLC/Delaware	6.50	03/30/36	105,000	103,101
				464,964
AEROSPACE/DEFENSE – 2.0%
Boeing Co.	3.25	02/01/35	135,000	116,825
Boeing Co.	3.60	05/01/34	155,000	139,421
Boeing Co.	6.39	05/01/31	165,000	176,379
Boeing Co.	6.53	05/01/34	450,000	492,346
Embraer Netherlands Finance BV	5.98	02/11/35	115,000	119,928
HEICO Corp.	5.35	08/01/33	110,000	111,958
Howmet Aerospace, Inc.	4.55	11/15/32	85,000	83,669
Howmet Aerospace, Inc.	4.75	04/15/36	95,000	92,315
Howmet Aerospace, Inc.	4.85	10/15/31	90,000	90,772
L3Harris Technologies, Inc.	5.25	06/01/31	140,000	143,515
L3Harris Technologies, Inc.	5.35	06/01/34	135,000	137,586
L3Harris Technologies, Inc.	5.40	07/31/33	265,000	272,079
Northrop Grumman Corp.	4.70	03/15/33	175,000	174,033
Northrop Grumman Corp.	4.90	06/01/34	160,000	159,869
Northrop Grumman Corp.	5.25	07/15/35	85,000	86,724
RTX Corp.	1.90	09/01/31	175,000	152,874
RTX Corp.	2.38	03/15/32	175,000	154,791
RTX Corp.	5.15	02/27/33	230,000	234,604
RTX Corp.	6.10	03/15/34	270,000	290,673
				3,230,361
AGRICULTURE – 1.6%
Altria Group, Inc.	2.45	02/04/32	310,000	273,040
Altria Group, Inc.	5.25	08/06/35	90,000	89,962
Altria Group, Inc.	5.63	02/06/35	85,000	87,242
Altria Group, Inc.	6.88	11/01/33	90,000	99,928
BAT Capital Corp.	4.63	03/22/33	135,000	132,450
BAT Capital Corp.	4.74	03/16/32	155,000	154,972
BAT Capital Corp.	5.35	08/15/32	180,000	185,204
BAT Capital Corp.	5.63	08/15/35	185,000	190,855
BAT Capital Corp.	6.00	02/20/34	150,000	158,775
BAT Capital Corp.	6.42	08/02/33	225,000	244,284
BAT Capital Corp.	7.75	10/19/32	115,000	132,030
Bunge Ltd. Finance Corp.	2.75	05/14/31	180,000	164,587
Bunge Ltd. Finance Corp.	4.65	09/17/34	155,000	149,945
Bunge Ltd. Finance Corp.	4.80	03/19/33	85,000	84,458
Bunge Ltd. Finance Corp.	5.15	08/04/35	115,000	114,809
Bunge Ltd. Finance Corp.	5.15	03/19/36	125,000	124,144
Reynolds American, Inc.	5.70	08/15/35	135,000	139,024
				2,525,709

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AIRLINES – 0.1%
Southwest Airlines Co.	5.25	11/15/35	$135,000	$128,226

APPAREL – 0.1%
Tapestry, Inc.	3.05	03/15/32	95,000	85,653
Tapestry, Inc.	5.50	03/11/35	130,000	130,749
				216,402
AUTO MANUFACTURERS – 3.3%
Ford Motor Co.	3.25	02/12/32	445,000	390,567
Ford Motor Co.	6.10	08/19/32	320,000	326,175
Ford Motor Co.	7.45	07/16/31	190,000	206,583
Ford Motor Credit Co. LLC	3.63	06/17/31	180,000	164,107
Ford Motor Credit Co. LLC	5.75	04/06/33	175,000	173,575
Ford Motor Credit Co. LLC	5.87	10/31/35	180,000	175,569
Ford Motor Credit Co. LLC	6.05	11/05/31	225,000	228,373
Ford Motor Credit Co. LLC	6.13	03/08/34	300,000	301,552
Ford Motor Credit Co. LLC	6.50	02/07/35	220,000	224,567
Ford Motor Credit Co. LLC	6.53	03/19/32	130,000	134,559
Ford Motor Credit Co. LLC	7.12	11/07/33	230,000	244,185
General Motors Co.	5.00	04/01/35	131,000	126,787
General Motors Co.	5.60	10/15/32	220,000	226,017
General Motors Co.	6.25	04/15/35	90,000	94,308
General Motors Co.	6.60	04/01/36	235,000	251,675
General Motors Financial Co., Inc.	2.70	06/10/31	170,000	153,100
General Motors Financial Co., Inc.	3.10	01/12/32	235,000	212,460
General Motors Financial Co., Inc.	5.45	09/06/34	135,000	135,145
General Motors Financial Co., Inc.	5.45	01/08/36	105,000	104,305
General Motors Financial Co., Inc.	5.60	06/18/31	185,000	190,270
General Motors Financial Co., Inc.	5.63	04/04/32	130,000	133,420
General Motors Financial Co., Inc.	5.90	01/07/35	175,000	179,706
General Motors Financial Co., Inc.	5.95	04/04/34	217,000	224,686
General Motors Financial Co., Inc.	6.10	01/07/34	281,000	293,648
General Motors Financial Co., Inc.	6.15	07/15/35	138,000	143,823
General Motors Financial Co., Inc.	6.40	01/09/33	175,000	186,307
Honda Motor Co. Ltd.	2.97	03/10/32	130,000	116,770
				5,342,239
AUTO PARTS & EQUIPMENT – 0.0%
BorgWarner, Inc.	5.40	08/15/34	85,000	86,339

BANKS – 9.7%
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	140,000	159,182
Banco Santander SA	3.23	11/22/32	175,000	157,552
Banco Santander SA	6.35	03/14/34	225,000	237,768
Banco Santander SA	6.92	08/08/33	365,000	395,758
Bank of Montreal	3.09	01/10/37	220,000	197,031
Bank of Nova Scotia	4.59	05/04/37	220,000	210,963
Barclays PLC	2.89	11/24/32	220,000	196,878
Barclays PLC	5.21	02/24/37	265,000	257,282
Barclays PLC	5.34	09/10/35	350,000	347,762

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.7% (Continued)
Barclays PLC	5.75	08/09/33	$175,000	$180,340
Barclays PLC	5.79	02/25/36	366,000	372,950
Barclays PLC	6.22	05/09/34	360,000	380,123
Barclays PLC	6.69	09/13/34	275,000	297,793
Barclays PLC	7.12	06/27/34	265,000	289,018
Barclays PLC	7.44	11/02/33	370,000	414,431
Citigroup, Inc.	5.41	09/19/39	205,000	201,913
Citigroup, Inc.	5.83	02/13/35	450,000	458,263
Citigroup, Inc.	6.00	10/31/33	115,000	120,284
Citigroup, Inc.	6.02	01/24/36	530,000	543,975
Citigroup, Inc.	6.17	05/25/34	580,000	604,328
Citigroup, Inc.	6.63	06/15/32	180,000	195,860
Citizens Financial Group, Inc.	2.64	09/30/32	105,000	90,117
Citizens Financial Group, Inc.	5.72	07/23/32	220,000	226,682
Citizens Financial Group, Inc.	6.65	04/25/35	145,000	155,962
Deutsche Bank AG/New York, NY	3.04	05/28/32	170,000	154,711
Deutsche Bank AG/New York, NY	3.74	01/07/33	230,000	209,942
Deutsche Bank AG/New York, NY	5.40	09/11/35	220,000	219,638
Deutsche Bank AG/New York, NY	7.08	02/10/34	265,000	285,160
Fifth Third Bancorp	4.34	04/25/33	110,000	106,253
Fifth Third Bancorp	5.14	01/29/37	180,000	175,842
Fifth Third Bank N.A.	5.33	08/25/33	80,000	80,258
First Citizens BancShares, Inc./NC	6.25	03/12/40	135,000	132,590
Goldman Sachs Capital I	6.35	02/15/34	165,000	173,061
Goldman Sachs Group, Inc.	5.39	02/02/41	455,000	442,780
HSBC Holdings PLC	4.76	03/29/33	370,000	361,575
HSBC Holdings PLC	5.74	09/10/36	265,000	266,467
HSBC Holdings PLC	5.87	11/18/35	320,000	325,758
HSBC Holdings PLC	6.55	06/20/34	360,000	381,722
HSBC Holdings PLC	7.40	11/13/34	355,000	394,457
HSBC Holdings PLC	8.11	11/03/33	355,000	407,829
Huntington Bancshares, Inc./OH	2.49	08/15/36	99,000	85,335
Huntington Bancshares, Inc./OH	5.61	01/28/41	130,000	127,121
Huntington Bancshares, Inc./OH	5.71	02/02/35	235,000	240,815
Huntington Bancshares, Inc./OH	6.14	11/18/39	105,000	107,043
Keybank National Association	4.90	08/08/32	135,000	132,709
Keybank National Association	5.00	01/26/33	185,000	183,277
KeyCorp	4.79	06/01/33	130,000	127,475
KeyCorp	5.31	01/28/37	135,000	132,676
KeyCorp	6.40	03/06/35	180,000	191,446
Lloyds Banking Group PLC	6.07	06/13/36	220,000	225,385
Lloyds Banking Group PLC	7.95	11/15/33	185,000	211,228
M&T Bank Corp.	5.05	01/27/34	185,000	183,562
M&T Bank Corp.	5.39	01/16/36	175,000	174,458
Mizuho Financial Group, Inc.	2.56	09/13/31	180,000	159,060
Morgan Stanley	2.48	09/16/36	525,000	454,736
Morgan Stanley	5.30	04/20/37	365,000	365,335
Morgan Stanley	5.31	01/18/41	275,000	267,873

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.7% (Continued)
Morgan Stanley	5.94	02/07/39	$265,000	$272,772
Morgan Stanley	5.95	01/19/38	360,000	370,913
Regions Financial Corp.	5.50	09/06/35	175,000	175,825
Santander Holdings USA, Inc.	6.34	05/31/35	135,000	142,373
Santander UK Group Holdings PLC	5.14	09/22/36	175,000	169,490
Sumitomo Mitsui Financial Group, Inc.	5.33	03/03/41	225,000	219,607
Truist Financial Corp.	4.92	07/28/33	180,000	176,493
Zions Bancorp, N.A.	6.82	11/19/35	90,000	93,948
				15,801,213
BEVERAGES – 0.6%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	90,000	92,467
Constellation Brands, Inc.	2.25	08/01/31	180,000	159,113
Constellation Brands, Inc.	4.75	05/09/32	130,000	129,161
Constellation Brands, Inc.	4.90	05/01/33	130,000	128,669
Constellation Brands, Inc.	4.95	11/01/35	90,000	87,429
Keurig Dr Pepper, Inc.	4.05	04/15/32	145,000	137,759
Keurig Dr Pepper, Inc.	5.15	05/15/35	95,000	93,160
Keurig Dr Pepper, Inc.	5.30	03/15/34	115,000	114,716
Maple Parent Holdings Corp.(1)	5.70	03/26/36	120,000	120,257
				1,062,731
BIOTECHNOLOGY – 1.3%
Amgen, Inc.	2.00	01/15/32	180,000	155,843
Amgen, Inc.	3.35	02/22/32	175,000	163,061
Amgen, Inc.	4.20	03/01/33	130,000	125,472
Amgen, Inc.	4.85	02/19/36	315,000	308,093
Amgen, Inc.	5.25	03/02/33	765,000	783,166
Biogen, Inc.	5.75	05/15/35	120,000	124,974
Bio-Rad Laboratories, Inc.	3.70	03/15/32	135,000	125,932
Royalty Pharma PLC	2.15	09/02/31	100,000	87,714
Royalty Pharma PLC	5.20	09/25/35	160,000	158,911
Royalty Pharma PLC	5.40	09/02/34	90,000	91,232
				2,124,398
BUILDING MATERIALS – 1.3%
Amrize Finance US LLC	5.40	04/07/35	180,000	183,505
Carlisle Cos, Inc.	2.20	03/01/32	100,000	86,476
Carlisle Cos, Inc.	5.25	09/15/35	85,000	85,313
Carrier Global Corp.	5.90	03/15/34	155,000	163,629
CRH America Finance, Inc.	5.00	02/09/36	185,000	182,147
CRH America Finance, Inc.	5.40	05/21/34	140,000	142,884
CRH America Finance, Inc.	5.50	01/09/35	220,000	225,104
Eagle Materials, Inc.	2.50	07/01/31	130,000	116,333
Eagle Materials, Inc.	5.00	03/15/36	135,000	129,743
Fortune Brands Innovations, Inc.	5.88	06/01/33	110,000	114,563
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	80,000	69,996
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	4.90	12/01/32	120,000	120,482
Martin Marietta Materials, Inc.	2.40	07/15/31	155,000	138,356

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.3% (Continued)
Martin Marietta Materials, Inc.	5.15	12/01/34	$135,000	$135,771
Owens Corning	5.70	06/15/34	145,000	150,539
Vulcan Materials Co.	5.35	12/01/34	135,000	137,576
				2,182,417
CHEMICALS – 1.2%
CF Industries, Inc.	5.15	03/15/34	140,000	139,668
CF Industries, Inc.	5.30	11/26/35	180,000	180,357
Dow Chemical Co.	5.15	02/15/34	110,000	108,359
Dow Chemical Co.	5.65	03/15/36	115,000	114,704
Dow Chemical Co.	6.30	03/15/33	110,000	116,147
Eastman Chemical Co.	5.63	02/20/34	135,000	137,944
Eastman Chemical Co.	5.75	03/08/33	90,000	93,499
LYB International Finance III LLC	5.50	03/01/34	135,000	135,380
LYB International Finance III LLC	5.63	05/15/33	90,000	91,549
LYB International Finance III LLC	5.88	01/15/36	180,000	181,986
LYB International Finance III LLC	6.15	05/15/35	90,000	93,204
Mosaic Co.	5.45	11/15/33	85,000	86,109
Nutrien Ltd.	5.25	03/12/32	105,000	107,274
Nutrien Ltd.	5.40	06/21/34	105,000	107,042
Sherwin-Williams Co.	2.20	03/15/32	85,000	74,219
Sherwin-Williams Co.	5.15	08/15/35	95,000	95,538
Westlake Corp.	5.55	11/15/35	105,000	105,051
				1,968,030
COMMERCIAL SERVICES – 1.3%
Equifax, Inc.	2.35	09/15/31	185,000	162,551
Global Payments, Inc.	2.90	11/15/31	135,000	118,848
Global Payments, Inc.	5.20	11/15/32	180,000	175,985
Global Payments, Inc.	5.40	08/15/32	135,000	134,309
Global Payments, Inc.	5.40	03/15/33	85,000	83,088
Global Payments, Inc.	5.55	11/15/35	320,000	308,794
Moody’s Corp.	2.00	08/19/31	100,000	88,319
Moody’s Corp.	4.25	08/08/32	90,000	87,861
Moody’s Corp.	5.00	08/05/34	90,000	90,090
Quanta Services, Inc.	2.35	01/15/32	85,000	74,624
Quanta Services, Inc.	5.10	08/09/35	85,000	84,746
Quanta Services, Inc.	5.25	08/09/34	120,000	121,522
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	105,000	94,034
Triton Container International Ltd./TAL International Container Corp.	5.15	02/15/33	105,000	103,158
Verisk Analytics, Inc.	5.13	03/15/36	95,000	92,894
Verisk Analytics, Inc.	5.25	06/05/34	105,000	104,851
Verisk Analytics, Inc.	5.25	03/15/35	125,000	123,929
Verisk Analytics, Inc.	5.75	04/01/33	90,000	93,465
				2,143,068

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 2.4%
Booz Allen Hamilton, Inc.	5.95	08/04/33	$115,000	$117,615
Booz Allen Hamilton, Inc.	5.95	04/15/35	120,000	120,985
Dell International LLC/EMC Corp.	4.75	10/06/32	220,000	217,713
Dell International LLC/EMC Corp.	4.85	02/01/35	140,000	136,374
Dell International LLC/EMC Corp.	5.10	02/15/36	225,000	221,272
Dell International LLC/EMC Corp.	5.30	04/01/32	175,000	178,511
Dell International LLC/EMC Corp.	5.40	04/15/34	179,000	182,180
Dell International LLC/EMC Corp.	5.50	04/01/35	185,000	188,238
Dell International LLC/EMC Corp.	5.75	02/01/33	185,000	192,943
Hewlett Packard Enterprise Co.	4.85	10/15/31	215,000	213,740
Hewlett Packard Enterprise Co.	5.00	10/15/34	365,000	356,526
Hewlett Packard Enterprise Co.	5.25	04/01/33	110,000	110,401
Hewlett Packard Enterprise Co.	6.20	10/15/35	130,000	138,910
HP, Inc.	2.65	06/17/31	170,000	152,165
HP, Inc.	4.20	04/15/32	125,000	119,425
HP, Inc.	5.50	01/15/33	200,000	203,831
HP, Inc.	6.10	04/25/35	90,000	94,504
Kyndryl Holdings, Inc.	3.15	10/15/31	110,000	93,562
Kyndryl Holdings, Inc.	6.35	02/20/34	95,000	92,083
Leidos, Inc.	5.00	03/15/36	140,000	135,623
Leidos, Inc.	5.40	03/15/32	90,000	91,741
Leidos, Inc.	5.50	03/15/35	95,000	96,682
Leidos, Inc.	5.75	03/15/33	140,000	145,438
NetApp, Inc.	5.50	03/17/32	110,000	112,625
NetApp, Inc.	5.70	03/17/35	115,000	117,518
				3,830,605
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	350,000	329,610

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	110,000	114,369

DIVERSIFIED FINANCIAL SERVICES – 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	721,000	659,803
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	275,000	244,500
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.75	01/15/33	155,000	151,510
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	195,000	189,997
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.00	11/15/35	110,000	106,421
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	125,000	124,954
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.38	12/15/31	130,000	132,674
Ally Financial, Inc.	5.55	07/31/33	110,000	109,373
Ally Financial, Inc.	6.18	07/26/35	135,000	137,017
Ally Financial, Inc.	8.00	11/01/31	90,000	100,148
Ally Financial, Inc.	8.00	11/01/31	360,000	402,349
American Express Co.	4.99	05/26/33	131,000	130,438
American Express Co.	5.41	02/08/41	85,000	84,585
American Express Co.	5.63	07/28/34	90,000	91,910
American Express Co.	5.92	04/25/35	95,000	98,698
Apollo Global Management, Inc.	6.00	12/15/54	85,000	83,229

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.2% (Continued)
Blue Owl Finance LLC	3.13	06/10/31	$125,000	$108,893
Blue Owl Finance LLC	6.25	04/18/34	175,000	171,646
Capital One Financial Corp.	2.36	07/29/32	180,000	155,219
Capital One Financial Corp.	2.62	11/02/32	90,000	79,563
Capital One Financial Corp.	5.20	09/11/36	265,000	256,954
Capital One Financial Corp.	5.27	05/10/33	205,000	205,645
Capital One Financial Corp.	5.40	01/30/37	275,000	270,232
Capital One Financial Corp.	5.82	02/01/34	220,000	226,336
Capital One Financial Corp.	5.88	07/26/35	175,000	179,670
Capital One Financial Corp.	6.05	02/01/35	175,000	181,555
Capital One Financial Corp.	6.18	01/30/36	315,000	321,014
Capital One Financial Corp.	6.38	06/08/34	320,000	338,208
Capital One Financial Corp.	6.70	11/29/32	135,000	147,308
Capital One Financial Corp.	7.96	11/02/34	180,000	207,708
Jefferies Financial Group, Inc.	2.63	10/15/31	175,000	153,136
Jefferies Financial Group, Inc.	2.75	10/15/32	95,000	80,705
Jefferies Financial Group, Inc.	5.50	02/15/36	265,000	255,043
Jefferies Financial Group, Inc.	6.20	04/14/34	270,000	276,504
Jefferies Financial Group, Inc.	6.25	01/15/36	95,000	97,102
LPL Holdings, Inc.	5.65	03/15/35	90,000	89,982
LPL Holdings, Inc.	5.75	06/15/35	90,000	90,634
LPL Holdings, Inc.	6.00	05/20/34	95,000	97,486
Nasdaq, Inc.	5.55	02/15/34	205,000	211,793
Nomura Holdings, Inc.	2.61	07/14/31	175,000	156,785
Nomura Holdings, Inc.	3.00	01/22/32	130,000	117,287
Nomura Holdings, Inc.	5.04	06/10/36	140,000	136,667
Nomura Holdings, Inc.	5.49	06/29/35	90,000	90,995
Nomura Holdings, Inc.	5.78	07/03/34	185,000	191,046
Nomura Holdings, Inc.	6.09	07/12/33	105,000	110,789
Nomura Holdings, Inc.	6.18	01/18/33	135,000	142,885
Sumisho Air Lease Corp.	2.88	01/15/32	135,000	120,211
Sumisho Air Lease Corp.	5.20	07/15/31	110,000	110,569
Sumisho Air Lease Corp.(1)	5.50	03/24/36	90,000	89,197
Synchrony Financial	2.88	10/28/31	130,000	114,316
Synchrony Financial	6.00	07/29/36	90,000	89,597
				8,520,286
ELECTRIC – 8.9%
AEP Texas, Inc.	4.70	05/15/32	90,000	88,847
AEP Texas, Inc.	5.20	04/15/36	135,000	132,786
AEP Texas, Inc.	5.70	05/15/34	90,000	93,014
AES Corp.	5.80	03/15/32	145,000	147,535
Ameren Corp.	5.38	03/15/35	140,000	141,991
American Electric Power Co., Inc.	5.63	03/01/33	155,000	160,464
American Electric Power Co., Inc.	5.95	11/01/32	90,000	94,932
American Electric Power Co., Inc.	6.05	03/15/56	260,000	259,235
American Electric Power Co., Inc.	6.95	12/15/54	110,000	117,481
Appalachian Power Co.	4.50	08/01/32	80,000	78,556

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.9% (Continued)
Arizona Public Service Co.	5.10	03/15/36	$100,000	$98,567
Arizona Public Service Co.	5.55	08/01/33	90,000	92,583
Arizona Public Service Co.	5.70	08/15/34	130,000	134,661
CMS Energy Corp.	6.50	06/01/55	185,000	189,697
Constellation Energy Generation LLC	5.80	03/01/33	110,000	115,415
Constellation Energy Generation LLC	6.13	01/15/34	90,000	96,270
Dominion Energy, Inc.	2.25	08/15/31	145,000	128,370
Dominion Energy, Inc.	5.25	08/01/33	92,000	92,949
Dominion Energy, Inc.	5.38	11/15/32	155,000	158,597
Dominion Energy, Inc.	5.45	03/15/35	130,000	131,218
Dominion Energy, Inc.	5.95	06/15/35	90,000	94,205
Dominion Energy, Inc.	6.20	02/15/56	235,000	235,349
Dominion Energy, Inc.	6.63	05/15/55	235,000	240,156
Dominion Energy, Inc.	7.00	06/01/54	170,000	181,256
DTE Energy Co.	5.05	10/01/35	95,000	93,299
DTE Energy Co.	5.85	06/01/34	150,000	157,296
Duke Energy Corp.	2.55	06/15/31	175,000	158,099
Duke Energy Corp.	4.50	08/15/32	215,000	211,921
Duke Energy Corp.	4.95	09/15/35	175,000	171,247
Duke Energy Corp.	5.45	06/15/34	145,000	148,343
Duke Energy Corp.	5.75	09/15/33	105,000	109,796
Duke Energy Corp.	6.45	09/01/54	175,000	182,730
Edison International	5.25	03/15/32	100,000	98,737
Entergy Corp.	2.40	06/15/31	120,000	107,181
Entergy Corp.	5.88	06/15/56	110,000	110,043
Eversource Energy	3.38	03/01/32	120,000	110,451
Eversource Energy	5.13	05/15/33	140,000	140,229
Eversource Energy	5.50	01/01/34	115,000	117,073
Eversource Energy	5.95	07/15/34	130,000	135,792
Eversource Energy	6.10	08/15/56	135,000	134,452
Exelon Corp.	3.35	03/15/32	100,000	92,436
Exelon Corp.	4.95	03/15/36	140,000	135,736
Exelon Corp.	5.30	03/15/33	155,000	158,684
Exelon Corp.	5.45	03/15/34	130,000	133,153
Exelon Corp.	5.63	06/15/35	85,000	87,281
Exelon Corp.	6.50	03/15/55	175,000	180,961
Interstate Power & Light Co.	5.60	06/29/35	110,000	112,962
National Grid PLC	5.42	01/11/34	130,000	132,717
National Grid PLC	5.81	06/12/33	145,000	151,335
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	175,000	154,688
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	180,000	181,775
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	185,000	187,059
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	205,000	207,740
NextEra Energy Capital Holdings, Inc.	5.30	03/15/32	140,000	143,600
NextEra Energy Capital Holdings, Inc.	5.45	03/15/35	175,000	178,484
NextEra Energy Capital Holdings, Inc.	6.50	08/15/55	185,000	192,163
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	210,000	220,014
Pacific Gas & Electric Co.	3.25	06/01/31	170,000	157,289

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.9% (Continued)
Pacific Gas & Electric Co.	5.05	10/15/32	$155,000	$154,605
Pacific Gas & Electric Co.	5.70	03/01/35	185,000	187,636
Pacific Gas & Electric Co.	5.80	05/15/34	200,000	205,119
Pacific Gas & Electric Co.	5.90	06/15/32	115,000	119,510
Pacific Gas & Electric Co.	6.00	08/15/35	150,000	155,246
Pacific Gas & Electric Co.	6.15	01/15/33	130,000	136,395
Pacific Gas & Electric Co.	6.40	06/15/33	210,000	223,435
Pacific Gas & Electric Co.	6.95	03/15/34	135,000	148,163
PacifiCorp	5.45	04/15/33	145,000	147,776
PacifiCorp	5.45	02/15/34	190,000	192,318
PacifiCorp	5.80	04/15/36	155,000	159,248
PPL Capital Funding, Inc.	5.25	09/01/34	130,000	131,323
Public Service Co. of Oklahoma	5.20	01/15/35	115,000	114,387
Public Service Co. of Oklahoma	5.45	01/15/36	145,000	146,081
Public Service Enterprise Group, Inc.	2.45	11/15/31	120,000	106,761
Public Service Enterprise Group, Inc.	5.45	04/01/34	100,000	101,965
Puget Energy, Inc.	5.73	03/15/35	105,000	105,743
Sempra	5.25	03/15/36	150,000	148,185
Sempra	5.50	08/01/33	135,000	139,144
Sempra	6.40	10/01/54	219,000	221,527
Sempra	6.55	04/01/55	105,000	105,920
Sierra Pacific Power Co.	6.38	09/15/56	110,000	109,723
Southern Co.	4.85	03/15/35	135,000	131,547
Southern Co.	5.20	06/15/33	135,000	136,635
Southern Co.	5.70	10/15/32	90,000	94,104
Southern Co.	5.70	03/15/34	195,000	202,055
Southern Co.	6.00	04/01/58	230,000	232,617
Southern Co.	6.38	03/15/55	325,000	335,201
Southern Power Co.	4.90	10/01/35	100,000	96,966
Southwestern Electric Power Co.	5.20	04/01/36	110,000	108,547
Southwestern Electric Power Co.	5.30	04/01/33	120,000	121,715
System Energy Resources, Inc.	5.30	12/15/34	89,000	88,843
Vistra Operations Co. LLC(1)	5.25	04/30/33	180,000	179,310
Vistra Operations Co. LLC(1)	5.55	04/30/36	270,000	267,827
WEC Energy Group, Inc.	5.63	05/15/56	100,000	99,351
Wisconsin Power & Light Co.	3.95	09/01/32	105,000	100,237
Xcel Energy, Inc.	4.60	06/01/32	130,000	127,989
Xcel Energy, Inc.	5.45	08/15/33	135,000	137,920
Xcel Energy, Inc.	5.50	03/15/34	145,000	147,758
Xcel Energy, Inc.	5.60	04/15/35	135,000	137,610
Xcel Energy, Inc.	5.75	12/03/56	150,000	148,434
				14,453,776
ELECTRONICS – 0.6%
Allegion US Holding Co., Inc.	5.41	07/01/32	105,000	107,298
Arrow Electronics, Inc.	2.95	02/15/32	85,000	75,601
Arrow Electronics, Inc.	5.88	04/10/34	95,000	97,942
Flex Ltd.	5.25	01/15/32	115,000	115,729
Flex Ltd.	5.38	11/13/35	110,000	109,159

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 0.6% (Continued)
Jabil, Inc.	4.75	02/01/33	$90,000	$87,712
Keysight Technologies, Inc.	4.95	10/15/34	105,000	104,371
TD SYNNEX Corp.	5.30	10/10/35	105,000	102,896
TD SYNNEX Corp.	6.10	04/12/34	105,000	109,327
Trimble, Inc.	6.10	03/15/33	140,000	147,002
				1,057,037
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	5.90	03/01/33	90,000	92,988
Jacobs Solutions, Inc.	5.38	03/03/36	90,000	87,462
				180,450
ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.45	09/18/33	130,000	133,165

FOOD – 2.8%
Campbell’s Co.	4.75	03/23/35	140,000	129,007
Campbell’s Co.	5.40	03/21/34	185,000	179,950
Conagra Brands, Inc.	5.75	08/01/35	90,000	90,571
Flowers Foods, Inc.	5.75	03/15/35	95,000	91,568
General Mills, Inc.	2.25	10/14/31	75,000	65,985
General Mills, Inc.	4.95	03/29/33	180,000	178,446
General Mills, Inc.	5.25	01/30/35	140,000	139,438
J M Smucker Co.	4.25	03/15/35	115,000	106,788
J M Smucker Co.	6.20	11/15/33	185,000	197,346
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.00	05/15/32	175,000	155,908
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.63	01/15/32	170,000	157,385
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.50	01/15/36	220,000	219,452
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.75	04/01/33	293,000	301,927
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.95	04/20/35	180,000	186,348
Kraft Heinz Foods Co.	5.00	07/15/35	110,000	107,121
Kraft Heinz Foods Co.	5.20	03/15/32	90,000	91,255
Kraft Heinz Foods Co.	5.40	03/15/35	90,000	90,625
Kroger Co.	5.00	09/15/34	400,000	395,132
McCormick & Co., Inc./MD	4.70	10/15/34	85,000	81,821
McCormick & Co., Inc./MD	4.95	04/15/33	90,000	89,568
Mondelez International, Inc.	1.88	10/15/32	115,000	98,026
Mondelez International, Inc.	3.00	03/17/32	130,000	118,026
Mondelez International, Inc.	4.75	08/28/34	90,000	88,192
Pilgrim’s Pride Corp.	3.50	03/01/32	160,000	146,209
Pilgrim’s Pride Corp.	6.25	07/01/33	118,000	123,991
Pilgrim’s Pride Corp.	6.88	05/15/34	95,000	103,280
Sysco Corp.	4.40	07/25/31	110,000	107,568
Sysco Corp.	4.95	03/25/36	120,000	115,329
Sysco Corp.	5.40	03/23/35	100,000	100,441
Sysco Corp.	6.00	01/17/34	85,000	89,585
Tyson Foods, Inc.	4.88	08/15/34	95,000	93,433
Tyson Foods, Inc.	4.95	02/20/36	95,000	92,713
Tyson Foods, Inc.	5.70	03/15/34	150,000	155,496
				4,487,930

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.2%
Suzano Austria GmbH	3.13	01/15/32	$185,000	$164,778
Suzano Netherlands BV	5.50	01/15/36	175,000	171,564
				336,342
GAS – 0.6%
National Fuel Gas Co.	5.95	03/15/35	85,000	88,262
NiSource, Inc.	5.35	04/01/34	125,000	127,574
NiSource, Inc.	5.35	07/15/35	160,000	161,506
NiSource, Inc.	5.75	07/15/56	175,000	175,197
NiSource, Inc.	6.38	03/31/55	90,000	92,837
Southern Co. Gas Capital Corp.	5.15	09/15/32	89,000	90,399
Southern Co. Gas Capital Corp.	5.75	09/15/33	85,000	88,633
Southwest Gas Corp.	4.05	03/15/32	110,000	105,096
				929,504
HAND/MACHINE TOOLS – 0.0%
Stanley Black & Decker, Inc.	3.00	05/15/32	85,000	76,755

HEALTHCARE-PRODUCTS – 1.6%
Agilent Technologies, Inc.	4.75	09/09/34	100,000	98,496
Augusta SpinCo Corp.	4.95	03/23/33	130,000	129,427
Augusta SpinCo Corp.	5.25	03/23/36	140,000	139,457
Baxter International, Inc.	2.54	02/01/32	275,000	233,763
Baxter International, Inc.	5.65	12/15/35	185,000	181,860
GE HealthCare Technologies, Inc.	4.95	12/15/35	115,000	112,163
GE HealthCare Technologies, Inc.	5.50	06/15/35	160,000	162,267
GE HealthCare Technologies, Inc.	5.91	11/22/32	315,000	332,410
Revvity, Inc.	2.25	09/15/31	90,000	78,900
Smith & Nephew PLC	5.40	03/20/34	115,000	116,824
Solventum Corp.	5.60	03/23/34	290,000	296,666
Stryker Corp.	4.63	09/11/34	135,000	132,015
Stryker Corp.	5.20	02/10/35	175,000	177,307
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	130,000	116,275
Zimmer Biomet Holdings, Inc.	5.20	09/15/34	130,000	130,330
Zimmer Biomet Holdings, Inc.	5.50	02/19/35	105,000	107,054
				2,545,214
HEALTHCARE-SERVICES – 3.6%
Cigna Group	4.88	09/15/32	230,000	230,352
Cigna Group	5.13	05/15/31	130,000	132,793
Cigna Group	5.25	02/15/34	220,000	223,093
Cigna Group	5.25	01/15/36	275,000	275,367
Cigna Group	5.40	03/15/33	140,000	143,989
Elevance Health, Inc.	4.10	05/15/32	105,000	100,977
Elevance Health, Inc.	4.60	09/15/32	125,000	123,097
Elevance Health, Inc.	4.75	02/15/33	180,000	177,942
Elevance Health, Inc.	4.95	11/01/31	130,000	131,125
Elevance Health, Inc.	5.00	01/15/36	175,000	171,889
Elevance Health, Inc.	5.20	02/15/35	220,000	220,071
Elevance Health, Inc.	5.38	06/15/34	185,000	188,142
Elevance Health, Inc.	5.50	10/15/32	125,000	128,985

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.6% (Continued)
HCA, Inc.	2.38	07/15/31	$145,000	$128,665
HCA, Inc.	3.63	03/15/32	351,000	327,473
HCA, Inc.	4.60	11/15/32	185,000	180,747
HCA, Inc.	4.70	05/15/31	190,000	189,145
HCA, Inc.	4.90	11/15/35	175,000	169,463
HCA, Inc.	5.00	05/15/33	140,000	139,053
HCA, Inc.	5.45	09/15/34	220,000	222,944
HCA, Inc.	5.50	03/01/32	140,000	143,468
HCA, Inc.	5.50	06/01/33	220,000	225,002
HCA, Inc.	5.60	04/01/34	230,000	235,701
HCA, Inc.	5.75	03/01/35	275,000	283,196
Humana, Inc.	2.15	02/03/32	125,000	108,001
Humana, Inc.	5.55	05/01/35	135,000	134,146
Humana, Inc.	5.88	03/01/33	135,000	138,506
Humana, Inc.	5.95	03/15/34	155,000	159,039
Icon Investments Six DAC	6.00	05/08/34	85,000	86,889
Laboratory Corp. of America Holdings	2.70	06/01/31	85,000	77,634
Laboratory Corp. of America Holdings	4.55	04/01/32	95,000	93,979
Laboratory Corp. of America Holdings	4.80	10/01/34	150,000	146,678
Quest Diagnostics, Inc.	2.80	06/30/31	90,000	82,519
Quest Diagnostics, Inc.	5.00	12/15/34	150,000	149,418
Quest Diagnostics, Inc.	6.40	11/30/33	145,000	157,637
Universal Health Services, Inc.	5.05	10/15/34	95,000	91,511
				5,918,636
HOME BUILDERS – 0.1%
Meritage Homes Corp.	5.65	03/15/35	90,000	90,772
Toll Brothers Finance Corp.	5.60	06/15/35	90,000	92,288
				183,060
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.25	02/15/32	90,000	78,423
Church & Dwight Co., Inc.	5.60	11/15/32	90,000	94,545
Clorox Co.	4.60	05/01/32	110,000	108,737
				281,705
INSURANCE – 3.5%
Allstate Corp.	5.25	03/30/33	135,000	137,635
Allstate Corp.	5.55	05/09/35	100,000	103,551
American National Group, Inc.	6.00	07/15/35	125,000	122,770
Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	90,000	80,315
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	85,000	85,617
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	136,000	139,246
Aon North America, Inc.	5.45	03/01/34	320,000	327,143
Arthur J Gallagher & Co.	5.00	02/15/32	85,000	85,254
Arthur J Gallagher & Co.	5.15	02/15/35	270,000	267,621
Arthur J Gallagher & Co.	5.45	07/15/34	95,000	96,505
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	85,000	78,936
Athene Holding Ltd.	5.88	01/15/34	105,000	105,701
Athene Holding Ltd.	6.63	10/15/54	105,000	101,767

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.5% (Continued)
Athene Holding Ltd.	6.88	06/28/55	$110,000	$106,847
Brown & Brown, Inc.	4.20	03/17/32	100,000	94,944
Brown & Brown, Inc.	5.25	06/23/32	90,000	89,825
Brown & Brown, Inc.	5.55	06/23/35	185,000	184,400
Brown & Brown, Inc.	5.65	06/11/34	110,000	111,126
CNA Financial Corp.	5.13	02/15/34	80,000	79,405
CNA Financial Corp.	5.20	08/15/35	95,000	93,508
CNA Financial Corp.	5.50	06/15/33	90,000	91,925
CNO Financial Group, Inc.	6.45	06/15/34	125,000	129,789
Corebridge Financial, Inc.	3.90	04/05/32	275,000	258,736
Corebridge Financial, Inc.	5.75	01/15/34	135,000	138,867
Corebridge Financial, Inc.	6.38	09/15/54	135,000	134,356
Enstar Group Ltd.	3.10	09/01/31	85,000	75,660
Equitable Holdings, Inc.	5.59	01/11/33	90,000	92,116
Equitable Holdings, Inc.	6.70	03/28/55	95,000	97,580
F&G Annuities & Life, Inc.	6.25	10/04/34	90,000	87,797
Fairfax Financial Holdings Ltd.	5.63	08/16/32	140,000	144,102
Fairfax Financial Holdings Ltd.	6.00	12/07/33	130,000	136,491
First American Financial Corp.	2.40	08/15/31	120,000	104,106
Hanover Insurance Group, Inc.	5.50	09/01/35	90,000	90,139
Lincoln National Corp.	5.35	11/15/35	90,000	87,536
MetLife, Inc.	5.85	03/15/56	180,000	177,676
MetLife, Inc.	6.35	03/15/55	180,000	184,113
Primerica, Inc.	2.80	11/19/31	105,000	94,512
Prudential Financial, Inc.	5.13	03/01/52	175,000	170,878
Prudential Financial, Inc.	6.00	09/01/52	215,000	217,685
Prudential Financial, Inc.	6.50	03/15/54	180,000	185,581
Prudential Financial, Inc.	6.75	03/01/53	90,000	94,860
Reinsurance Group of America, Inc.	5.75	09/15/34	115,000	117,657
Reinsurance Group of America, Inc.	6.65	09/15/55	125,000	127,260
Willis North America, Inc.	5.35	05/15/33	130,000	131,767
				5,663,305
INTERNET – 1.1%
Airbnb, Inc.	5.25	03/16/36	140,000	139,705
AppLovin Corp.	5.38	12/01/31	180,000	181,923
AppLovin Corp.	5.50	12/01/34	180,000	179,775
eBay, Inc.	2.60	05/10/31	130,000	117,817
Expedia Group, Inc.	5.40	02/15/35	175,000	173,866
Expedia Group, Inc.	5.50	04/15/36	185,000	181,435
MercadoLibre, Inc.	4.90	01/15/33	135,000	132,635
Uber Technologies, Inc.	4.80	09/15/34	275,000	269,608
Uber Technologies, Inc.	4.80	09/15/35	220,000	214,265
VeriSign, Inc.	2.70	06/15/31	135,000	121,550
VeriSign, Inc.	5.25	06/01/32	90,000	91,186
				1,803,765

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 0.8%
Apollo Debt Solutions BDC	6.70	07/29/31	$175,000	$178,802
Ares Capital Corp.	3.20	11/15/31	130,000	113,900
Ares Capital Corp.	5.80	03/08/32	175,000	173,826
Ares Strategic Income Fund	6.20	03/21/32	140,000	138,990
Blackstone Private Credit Fund	5.95	05/15/31	150,000	147,579
Blackstone Private Credit Fund	6.00	01/29/32	180,000	176,863
Blackstone Private Credit Fund	6.00	11/22/34	140,000	132,963
Goldman Sachs Private Credit Corp.(1)	6.15	06/16/31	140,000	138,878
HA Sustainable Infrastructure Capital, Inc.	6.38	07/01/34	175,000	179,213
				1,381,014
IRON/STEEL – 0.6%
ArcelorMittal SA	6.00	06/17/34	95,000	100,402
ArcelorMittal SA	6.80	11/29/32	175,000	193,666
Gerdau Trade, Inc.	5.75	06/09/35	115,000	117,994
Steel Dynamics, Inc.	5.25	05/15/35	140,000	141,073
Steel Dynamics, Inc.	5.38	08/15/34	110,000	112,074
Vale Overseas Ltd.	6.13	06/12/33	275,000	290,366
				955,575
LEISURE TIME – 0.3%
Brunswick Corp./DE	2.40	08/18/31	90,000	78,511
Royal Caribbean Cruises Ltd.	4.75	05/15/33	220,000	213,208
Royal Caribbean Cruises Ltd.	5.38	01/15/36	275,000	270,489
				562,208
LODGING – 0.9%
Choice Hotels International, Inc.	5.85	08/01/34	115,000	116,457
Hyatt Hotels Corp.	5.75	03/30/32	85,000	87,935
Las Vegas Sands Corp.	6.20	08/15/34	90,000	92,547
Marriott International, Inc./MD	2.75	10/15/33	120,000	104,007
Marriott International, Inc./MD	3.50	10/15/32	175,000	161,399
Marriott International, Inc./MD	4.50	10/15/31	85,000	84,022
Marriott International, Inc./MD	4.50	05/01/33	110,000	106,591
Marriott International, Inc./MD	5.10	04/15/32	95,000	96,529
Marriott International, Inc./MD	5.25	10/15/35	110,000	109,830
Marriott International, Inc./MD	5.30	05/15/34	175,000	177,209
Marriott International, Inc./MD	5.35	03/15/35	180,000	181,621
Sands China Ltd.	3.25	08/08/31	105,000	96,415
				1,414,562
MACHINERY-CONSTRUCTION & MINING – 0.2%
GE Vernova, Inc.	4.88	02/04/36	175,000	173,084
Vertiv Holdings Co.	4.85	03/15/36	110,000	106,993
				280,077
MACHINERY-DIVERSIFIED – 1.0%
AGCO Corp.	5.80	03/21/34	125,000	128,623
Flowserve Corp.	2.80	01/15/32	95,000	84,053
IDEX Corp.	2.63	06/15/31	90,000	81,556
Ingersoll Rand, Inc.	5.31	06/15/31	85,000	87,161

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.0% (Continued)
Ingersoll Rand, Inc.	5.45	06/15/34	$135,000	$138,045
Ingersoll Rand, Inc.	5.70	08/14/33	185,000	192,727
Nordson Corp.	5.80	09/15/33	85,000	88,336
nVent Finance Sarl	5.65	05/15/33	85,000	87,522
Otis Worldwide Corp.	5.13	11/19/31	110,000	112,584
Otis Worldwide Corp.	5.13	09/04/35	90,000	90,249
Regal Rexnord Corp.	6.40	04/15/33	225,000	239,336
Westinghouse Air Brake Technologies Corp.	5.50	05/29/35	130,000	132,964
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	95,000	97,974
				1,561,130
MEDIA – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	175,000	149,803
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	180,000	167,221
Charter Communications Operating LLC/Charter Communications Operating Capital	5.85	12/01/35	220,000	214,799
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	360,000	363,606
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	265,000	273,825
Charter Communications Operating LLC/Charter Communications Operating Capital	6.65	02/01/34	165,000	171,445
FactSet Research Systems, Inc.	3.45	03/01/32	85,000	77,110
Fox Corp.	6.50	10/13/33	230,000	247,049
Time Warner Cable Enterprises LLC	8.38	07/15/33	185,000	209,678
				1,874,536
MINING – 0.2%
Freeport-McMoRan, Inc.	5.40	11/14/34	125,000	127,270
Southern Copper Corp.	7.50	07/27/35	170,000	198,571
				325,841
MISCELLANEOUS MANUFACTURER – 0.1%
Textron, Inc.	4.95	03/15/36	90,000	87,948
Textron, Inc.	5.50	05/15/35	90,000	91,841
				179,789
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	178,000	164,052
CDW LLC/CDW Finance Corp.	5.55	08/22/34	105,000	104,115
				268,167
OIL & GAS – 3.5%
Antero Resources Corp.	5.40	02/01/36	140,000	137,624
Canadian Natural Resources Ltd.	5.40	12/15/34	135,000	137,067
Cenovus Energy, Inc.	2.65	01/15/32	85,000	76,034
Cenovus Energy, Inc.	5.40	03/20/36	90,000	89,829
Coterra Energy, Inc.	5.40	02/15/35	130,000	131,201
Coterra Energy, Inc.	5.60	03/15/34	90,000	92,425
Devon Energy Corp.	5.20	09/15/34	220,000	220,837

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.5% (Continued)
Devon Energy Corp.	7.88	09/30/31	$125,000	$143,620
Diamondback Energy, Inc.	5.40	04/18/34	240,000	245,261
Diamondback Energy, Inc.	5.55	04/01/35	210,000	215,730
Diamondback Energy, Inc.	6.25	03/15/33	195,000	209,064
EQT Corp.	5.75	02/01/34	135,000	139,810
Expand Energy Corp.	4.75	02/01/32	195,000	191,261
Expand Energy Corp.	5.70	01/15/35	135,000	137,696
Helmerich & Payne, Inc.	2.90	09/29/31	95,000	85,431
Helmerich & Payne, Inc.	5.50	12/01/34	100,000	98,887
HF Sinclair Corp.	5.50	09/01/32	90,000	91,098
HF Sinclair Corp.	6.25	01/15/35	140,000	145,327
Marathon Petroleum Corp.	5.70	03/01/35	160,000	164,429
Occidental Petroleum Corp.	5.38	01/01/32	180,000	184,271
Occidental Petroleum Corp.	5.55	10/01/34	220,000	223,990
Occidental Petroleum Corp.	7.50	05/01/31	150,000	167,125
Ovintiv, Inc.	6.25	07/15/33	108,000	114,488
Ovintiv, Inc.	6.50	08/15/34	105,000	112,587
Ovintiv, Inc.	7.38	11/01/31	85,000	94,489
Phillips 66 Co.	4.65	11/15/34	180,000	175,059
Phillips 66 Co.	4.95	03/15/35	115,000	113,955
Phillips 66 Co.	5.25	06/15/31	215,000	219,970
Phillips 66 Co.	5.30	06/30/33	165,000	168,205
Phillips 66 Co.	6.20	03/15/56	175,000	175,564
Suncor Energy, Inc.	5.95	12/01/34	90,000	94,391
Suncor Energy, Inc.	7.15	02/01/32	85,000	94,376
Valero Energy Corp.	5.15	03/10/36	150,000	147,792
Valero Energy Corp.	7.50	04/15/32	135,000	153,301
Viper Energy Partners LLC	5.70	08/01/35	200,000	203,355
Woodside Finance Ltd.	5.10	09/12/34	230,000	226,768
Woodside Finance Ltd.	5.70	05/19/32	90,000	93,432
Woodside Finance Ltd.	6.00	05/19/35	220,000	228,998
				5,744,747
OIL & GAS SERVICES – 0.1%
Halliburton Co.	4.85	11/15/35	175,000	171,211

PACKAGING & CONTAINERS – 1.1%
Amcor Finance USA, Inc.	5.63	05/26/33	99,000	102,245
Amcor Flexibles North America, Inc.	2.69	05/25/31	135,000	122,436
Amcor Flexibles North America, Inc.	5.13	03/12/36	130,000	126,919
Amcor Flexibles North America, Inc.	5.50	03/17/35	135,000	137,057
Berry Global, Inc.	5.65	01/15/34	145,000	148,722
Berry Global, Inc.	5.80	06/15/31	150,000	156,169
Packaging Corp. of America	5.20	08/15/35	90,000	89,819
Smurfit Kappa Treasury ULC	5.44	04/03/34	170,000	172,638
Smurfit Westrock Financing DAC	5.19	01/15/36	150,000	148,032
Smurfit Westrock Financing DAC	5.42	01/15/35	155,000	156,160
Sonoco Products Co.	2.85	02/01/32	90,000	80,997
Sonoco Products Co.	5.00	09/01/34	120,000	117,765

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.1% (Continued)
WRKCo, Inc.	3.00	06/15/33	$110,000	$96,737
WRKCo, Inc.	4.20	06/01/32	90,000	86,338
				1,742,034
PHARMACEUTICALS – 2.1%
Becton Dickinson & Co.	4.30	08/22/32	85,000	82,409
Becton Dickinson & Co.	5.11	02/08/34	95,000	95,535
Cardinal Health, Inc.	5.35	11/15/34	180,000	182,246
Cardinal Health, Inc.	5.45	02/15/34	95,000	97,100
Cencora, Inc.	4.60	02/13/33	90,000	88,514
Cencora, Inc.	4.90	02/13/36	180,000	175,939
Cencora, Inc.	5.13	02/15/34	90,000	90,406
Cencora, Inc.	5.15	02/15/35	125,000	125,518
CVS Health Corp.	2.13	09/15/31	180,000	157,071
CVS Health Corp.	4.88	07/20/35	110,000	106,415
CVS Health Corp.	5.00	09/15/32	135,000	135,525
CVS Health Corp.	5.25	02/21/33	315,000	319,924
CVS Health Corp.	5.30	06/01/33	220,000	222,941
CVS Health Corp.	5.45	09/15/35	275,000	277,421
CVS Health Corp.	5.55	06/01/31	180,000	186,210
CVS Health Corp.	5.70	06/01/34	230,000	237,351
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	195,000	197,865
Takeda US Financing, Inc.	5.20	07/07/35	299,000	299,556
Zoetis, Inc.	5.00	08/17/35	180,000	179,193
Zoetis, Inc.	5.60	11/16/32	140,000	146,459
				3,403,598
PIPELINES – 7.8%
Boardwalk Pipelines LP	3.60	09/01/32	90,000	83,240
Boardwalk Pipelines LP	5.38	02/15/36	90,000	89,155
Boardwalk Pipelines LP	5.63	08/01/34	110,000	112,954
Cheniere Energy Partners LP	3.25	01/31/32	210,000	192,229
Cheniere Energy Partners LP	5.55	10/30/35	185,000	188,592
Cheniere Energy Partners LP	5.75	08/15/34	210,000	217,603
Cheniere Energy Partners LP	5.95	06/30/33	260,000	272,947
Cheniere Energy, Inc.	5.65	04/15/34	255,000	262,882
Eastern Energy Gas Holdings LLC	5.80	01/15/35	125,000	130,373
Enbridge, Inc.	2.50	08/01/33	180,000	153,543
Enbridge, Inc.	5.20	11/20/35	80,000	79,744
Enbridge, Inc.	5.45	03/27/36	190,000	192,111
Enbridge, Inc.	5.55	06/20/35	160,000	163,523
Enbridge, Inc.	5.63	04/05/34	215,000	222,185
Enbridge, Inc.	5.70	03/08/33	405,000	419,819
Enbridge, Inc.	7.20	06/27/54	130,000	139,151
Energy Transfer LP	4.90	03/15/35	90,000	87,585
Energy Transfer LP	5.35	01/15/36	185,000	183,937
Energy Transfer LP	5.55	05/15/34	220,000	224,492
Energy Transfer LP	5.60	09/01/34	230,000	234,913
Energy Transfer LP	5.70	04/01/35	220,000	225,553

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.8% (Continued)
Energy Transfer LP	5.75	02/15/33	$255,000	$265,527
Energy Transfer LP	6.55	12/01/33	275,000	298,101
Kinder Morgan Energy Partners LP	5.80	03/15/35	95,000	98,495
Kinder Morgan Energy Partners LP	7.30	08/15/33	90,000	101,908
Kinder Morgan, Inc.	4.80	02/01/33	130,000	129,012
Kinder Morgan, Inc.	5.20	06/01/33	275,000	279,876
Kinder Morgan, Inc.	5.30	12/01/34	135,000	136,427
Kinder Morgan, Inc.	5.40	02/01/34	175,000	179,161
Kinder Morgan, Inc.	5.85	06/01/35	135,000	141,557
Kinder Morgan, Inc.	7.75	01/15/32	185,000	211,951
Kinder Morgan, Inc.	7.80	08/01/31	90,000	102,830
MPLX LP	4.95	09/01/32	170,000	170,052
MPLX LP	5.00	01/15/33	135,000	134,425
MPLX LP	5.00	03/01/33	200,000	199,034
MPLX LP	5.30	04/01/36	180,000	177,118
MPLX LP	5.40	04/01/35	185,000	184,971
MPLX LP	5.40	09/15/35	265,000	264,638
MPLX LP	5.50	06/01/34	295,000	298,923
ONEOK, Inc.	4.75	10/15/31	230,000	228,681
ONEOK, Inc.	4.95	10/15/32	124,000	123,115
ONEOK, Inc.	5.05	11/01/34	285,000	279,363
ONEOK, Inc.	5.40	10/15/35	185,000	184,934
ONEOK, Inc.	5.65	09/01/34	90,000	92,083
ONEOK, Inc.	6.05	09/01/33	270,000	283,917
ONEOK, Inc.	6.10	11/15/32	135,000	142,619
Plains All American Pipeline LP	5.95	06/15/35	175,000	180,612
Plains All American Pipeline LP/PAA Finance Corp.	5.60	01/15/36	185,000	185,538
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	120,000	122,920
South Bow USA Infrastructure Holdings LLC	5.58	10/01/34	220,000	219,463
Targa Resources Corp.	4.20	02/01/33	135,000	128,221
Targa Resources Corp.	5.50	02/15/35	175,000	177,189
Targa Resources Corp.	5.55	08/15/35	185,000	187,418
Targa Resources Corp.	5.65	02/15/36	135,000	137,304
Targa Resources Corp.	6.13	03/15/33	180,000	190,398
Targa Resources Corp.	6.50	03/30/34	170,000	184,485
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	170,000	161,666
TransCanada PipeLines Ltd.	4.63	03/01/34	220,000	213,100
TransCanada PipeLines Ltd.	5.85	03/15/36	95,000	98,594
TransCanada PipeLines Ltd.(2)	6.13	10/17/56	90,000	90,469
Transcontinental Gas Pipe Line Co. LLC	5.10	03/15/36	180,000	178,440
Western Midstream Operating LP	5.45	11/15/34	140,000	139,362
Western Midstream Operating LP	5.50	12/15/35	105,000	103,925
Western Midstream Operating LP	6.15	04/01/33	140,000	146,867
Williams Cos, Inc.	4.65	08/15/32	170,000	168,218
Williams Cos, Inc.	5.15	03/15/34	230,000	230,317
Williams Cos, Inc.	5.15	03/15/36	225,000	221,592
Williams Cos, Inc.	5.30	09/30/35	135,000	135,228

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.8% (Continued)
Williams Cos, Inc.	5.60	03/15/35	$185,000	$189,422
Williams Cos, Inc.	5.65	03/15/33	230,000	238,155
				12,614,152
REAL ESTATE – 0.3%
CBRE Services, Inc.	4.90	01/15/33	140,000	138,428
CBRE Services, Inc.	5.50	06/15/35	90,000	91,310
CBRE Services, Inc.	5.95	08/15/34	180,000	187,930
				417,668
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.5%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	180,000	145,256
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	160,000	133,791
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	150,000	126,765
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	141,000	129,852
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	90,000	85,191
Alexandria Real Estate Equities, Inc.	5.25	03/15/36	135,000	131,568
Alexandria Real Estate Equities, Inc.	5.50	10/01/35	95,000	94,323
American Assets Trust LP	6.15	10/01/34	95,000	95,262
American Homes 4 Rent LP	3.63	04/15/32	110,000	102,519
American Homes 4 Rent LP	5.25	03/15/35	95,000	94,211
American Homes 4 Rent LP	5.50	02/01/34	100,000	101,474
American Homes 4 Rent LP	5.50	07/15/34	90,000	90,439
American Tower Corp.	2.30	09/15/31	125,000	110,514
American Tower Corp.	4.05	03/15/32	115,000	110,637
American Tower Corp.	4.70	12/15/32	155,000	153,063
American Tower Corp.	5.35	03/15/35	135,000	136,157
American Tower Corp.	5.40	01/31/35	110,000	111,476
American Tower Corp.	5.45	02/15/34	110,000	112,230
American Tower Corp.	5.55	07/15/33	155,000	159,679
American Tower Corp.	5.65	03/15/33	140,000	145,194
American Tower Corp.	5.90	11/15/33	135,000	141,575
Americold Realty Operating Partnership LP	5.41	09/12/34	90,000	86,589
Boston Properties LP	2.45	10/01/33	155,000	126,712
Boston Properties LP	2.55	04/01/32	155,000	134,495
Boston Properties LP	5.75	01/15/35	155,000	155,819
Boston Properties LP	6.50	01/15/34	130,000	137,344
Brixmor Operating Partnership LP	2.50	08/16/31	95,000	84,771
Cousins Properties LP	4.88	03/01/33	85,000	82,278
Cousins Properties LP	5.88	10/01/34	90,000	91,773
Crown Castle, Inc.	2.50	07/15/31	135,000	119,588
Crown Castle, Inc.	5.10	05/01/33	135,000	133,988
Crown Castle, Inc.	5.20	09/01/34	125,000	124,358
Crown Castle, Inc.	5.80	03/01/34	135,000	139,078
CubeSmart LP	2.50	02/15/32	85,000	74,660
DOC DR LLC	2.63	11/01/31	90,000	80,089
Equinix Europe 2 Financing Corp. LLC	4.70	03/15/33	150,000	146,905
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	135,000	137,738
Equinix, Inc.	2.50	05/15/31	175,000	156,962

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.5% (Continued)
Equinix, Inc.	3.90	04/15/32	$215,000	$204,176
Essex Portfolio LP	2.65	03/15/32	120,000	106,104
Essex Portfolio LP	5.50	04/01/34	100,000	101,998
Extra Space Storage LP	2.35	03/15/32	105,000	90,921
Extra Space Storage LP	2.40	10/15/31	110,000	96,737
Extra Space Storage LP	4.95	01/15/33	140,000	138,843
Extra Space Storage LP	5.40	02/01/34	105,000	105,960
Extra Space Storage LP	5.40	06/15/35	95,000	95,707
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	135,000	120,969
GLP Capital LP/GLP Financing II, Inc.	5.25	02/15/33	115,000	113,245
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	135,000	134,287
GLP Capital LP/GLP Financing II, Inc.	5.63	03/01/36	150,000	147,274
Healthpeak OP LLC	4.75	01/15/33	100,000	98,158
Healthpeak OP LLC	5.25	12/15/32	125,000	126,221
Healthpeak OP LLC	5.38	02/15/35	85,000	85,449
Host Hotels & Resorts LP	5.50	04/15/35	125,000	125,178
Host Hotels & Resorts LP	5.70	06/15/32	90,000	92,716
Host Hotels & Resorts LP	5.70	07/01/34	110,000	112,088
Invitation Homes Operating Partnership LP	2.00	08/15/31	115,000	98,869
Invitation Homes Operating Partnership LP	4.15	04/15/32	100,000	95,126
Invitation Homes Operating Partnership LP	4.88	02/01/35	85,000	82,108
Invitation Homes Operating Partnership LP	4.95	01/15/33	110,000	108,323
NNN REIT, Inc.	5.50	06/15/34	90,000	91,602
NNN REIT, Inc.	5.60	10/15/33	85,000	87,365
Omega Healthcare Investors, Inc.	3.25	04/15/33	125,000	110,622
Sabra Health Care LP	3.20	12/01/31	140,000	126,646
Sun Communities Operating LP	2.70	07/15/31	125,000	112,543
Sun Communities Operating LP	4.20	04/15/32	115,000	110,411
UDR, Inc.	3.00	08/15/31	105,000	96,672
Ventas Realty LP	2.50	09/01/31	90,000	80,226
Ventas Realty LP	5.00	01/15/35	105,000	103,422
Ventas Realty LP	5.00	02/15/36	85,000	83,433
Ventas Realty LP	5.10	07/15/32	95,000	96,133
Ventas Realty LP	5.63	07/01/34	90,000	92,600
VICI Properties LP	5.13	11/15/31	130,000	129,689
VICI Properties LP	5.13	05/15/32	265,000	262,791
VICI Properties LP	5.63	04/01/35	160,000	160,627
VICI Properties LP	5.75	04/01/34	105,000	106,703
Weyerhaeuser Co.	7.38	03/15/32	115,000	128,607
				8,984,872
RETAIL – 2.7%
AutoNation, Inc.	3.85	03/01/32	120,000	112,016
AutoNation, Inc.	5.89	03/15/35	90,000	92,224
AutoZone, Inc.	4.75	08/01/32	135,000	134,102
AutoZone, Inc.	4.75	02/01/33	100,000	98,836
AutoZone, Inc.	5.40	07/15/34	135,000	137,536
AutoZone, Inc.	6.55	11/01/33	85,000	92,841
Darden Restaurants, Inc.	6.30	10/10/33	85,000	91,257

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.7% (Continued)
Dick’s Sporting Goods, Inc.	3.15	01/15/32	$130,000	$118,593
Dollar General Corp.	5.00	11/01/32	125,000	124,758
Dollar General Corp.	5.45	07/05/33	185,000	188,574
Dollar Tree, Inc.	2.65	12/01/31	140,000	125,019
Ferguson Enterprises, Inc.	5.00	10/03/34	130,000	129,246
Genuine Parts Co.	2.75	02/01/32	85,000	74,099
Lowe’s Cos, Inc.	3.75	04/01/32	265,000	251,707
Lowe’s Cos, Inc.	4.50	10/15/32	230,000	226,116
Lowe’s Cos, Inc.	4.85	10/15/35	220,000	214,731
Lowe’s Cos, Inc.	5.00	04/15/33	230,000	231,718
Lowe’s Cos, Inc.	5.15	07/01/33	175,000	177,156
McDonald’s Corp.	4.60	09/09/32	135,000	135,668
McDonald’s Corp.	4.70	12/09/35	140,000	136,978
McDonald’s Corp.	4.95	08/14/33	100,000	101,672
McDonald’s Corp.	4.95	03/03/35	160,000	159,487
McDonald’s Corp.	5.00	02/13/36	135,000	134,554
McDonald’s Corp.	5.20	05/17/34	90,000	92,101
O’Reilly Automotive, Inc.	4.70	06/15/32	155,000	154,591
O’Reilly Automotive, Inc.	5.00	08/19/34	95,000	94,293
O’Reilly Automotive, Inc.	5.10	03/12/36	150,000	148,418
Starbucks Corp.	3.00	02/14/32	180,000	164,820
Starbucks Corp.	4.80	02/15/33	90,000	90,007
Starbucks Corp.	5.00	02/15/34	95,000	95,513
Starbucks Corp.	5.40	05/15/35	85,000	87,189
Tractor Supply Co.	5.25	05/15/33	130,000	131,208
				4,347,028
SEMICONDUCTORS – 1.7%
Intel Corp.	2.00	08/12/31	210,000	183,220
Intel Corp.	4.00	12/15/32	135,000	127,762
Intel Corp.	4.15	08/05/32	220,000	211,784
Intel Corp.	4.65	06/01/31	185,000	184,302
Intel Corp.	5.00	08/15/33	185,000	184,311
Intel Corp.	5.15	02/21/34	160,000	160,446
Intel Corp.	5.20	02/10/33	410,000	415,569
Marvell Technology, Inc.	5.30	04/15/36	185,000	185,375
Marvell Technology, Inc.	5.45	07/15/35	80,000	81,839
Marvell Technology, Inc.	5.95	09/15/33	95,000	100,289
Micron Technology, Inc.	2.70	04/15/32	180,000	160,775
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	175,000	157,428
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	180,000	159,894
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	175,000	175,265
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.25	08/19/35	130,000	130,056
Skyworks Solutions, Inc.	3.00	06/01/31	90,000	81,131
				2,699,446
SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc.	5.75	01/15/35	90,000	93,259

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.2%
Atlassian Corp.	5.50	05/15/34	$85,000	$82,998
Autodesk, Inc.	2.40	12/15/31	170,000	149,841
Autodesk, Inc.	5.30	06/15/35	95,000	95,373
Broadridge Financial Solutions, Inc.	2.60	05/01/31	175,000	156,449
Concentrix Corp.	6.85	08/02/33	95,000	87,008
Electronic Arts, Inc.	1.85	02/15/31	110,000	101,366
Fidelity National Information Services, Inc.	5.10	07/15/32	135,000	135,139
Fiserv, Inc.	5.15	08/12/34	160,000	155,812
Fiserv, Inc.	5.25	08/11/35	185,000	180,521
Fiserv, Inc.	5.45	03/15/34	135,000	134,197
Fiserv, Inc.	5.60	03/02/33	160,000	162,293
Fiserv, Inc.	5.63	08/21/33	230,000	232,979
MSCI, Inc.	5.15	03/15/36	95,000	92,062
MSCI, Inc.	5.25	09/01/35	220,000	216,124
Oracle Corp.	3.90	05/15/35	220,000	186,213
Oracle Corp.	4.30	07/08/34	315,000	280,269
Oracle Corp.	4.70	09/27/34	310,000	283,029
Oracle Corp.	4.80	09/26/32	534,000	508,261
Oracle Corp.	4.90	02/06/33	270,000	256,470
Oracle Corp.	5.20	09/26/35	720,000	670,711
Oracle Corp.	5.25	02/03/32	220,000	216,916
Oracle Corp.	5.35	05/04/33	540,000	525,118
Oracle Corp.	5.50	08/03/35	325,000	309,878
Oracle Corp.	5.70	02/04/36	895,000	859,939
Oracle Corp.	6.25	11/09/32	410,000	421,174
Paychex, Inc.	5.35	04/15/32	275,000	277,479
Paychex, Inc.	5.60	04/15/35	215,000	215,358
Roper Technologies, Inc.	4.75	02/15/32	90,000	89,175
Roper Technologies, Inc.	4.90	10/15/34	180,000	174,332
Roper Technologies, Inc.	5.10	09/15/35	185,000	179,833
Synopsys, Inc.	5.00	04/01/32	270,000	272,977
Synopsys, Inc.	5.15	04/01/35	430,000	430,179
Take-Two Interactive Software, Inc.	4.00	04/14/32	90,000	85,874
Workday, Inc.	3.80	04/01/32	225,000	209,591
				8,434,938
TELECOMMUNICATIONS – 7.2%
AT&T, Inc.	2.25	02/01/32	440,000	384,044
AT&T, Inc.	2.55	12/01/33	660,000	557,962
AT&T, Inc.	2.75	06/01/31	540,000	493,083
AT&T, Inc.	4.50	05/15/35	455,000	430,569
AT&T, Inc.	4.55	11/01/32	200,000	196,163
AT&T, Inc.	4.75	04/30/33	365,000	360,272
AT&T, Inc.	4.90	11/01/35	215,000	209,105
AT&T, Inc.	5.13	04/30/36	235,000	231,009
AT&T, Inc.	5.38	08/15/35	225,000	226,804
AT&T, Inc.	5.40	02/15/34	500,000	509,622
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	150,000	150,348
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	125,000	125,531

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.2% (Continued)
Deutsche Telekom International Finance BV	9.25	06/01/32	$95,000	$116,417
Motorola Solutions, Inc.	2.75	05/24/31	145,000	132,186
Motorola Solutions, Inc.	5.20	08/15/32	90,000	91,335
Motorola Solutions, Inc.	5.40	04/15/34	160,000	162,133
Motorola Solutions, Inc.	5.55	08/15/35	160,000	163,539
Motorola Solutions, Inc.	5.60	06/01/32	115,000	119,141
Rogers Communications, Inc.	3.80	03/15/32	355,000	331,824
Rogers Communications, Inc.	5.30	02/15/34	220,000	219,160
Sprint Capital Corp.	8.75	03/15/32	360,000	428,342
TELUS Corp.	3.40	05/13/32	155,000	141,224
T-Mobile USA, Inc.	2.25	11/15/31	175,000	153,731
T-Mobile USA, Inc.	2.70	03/15/32	175,000	155,862
T-Mobile USA, Inc.	4.63	01/15/33	140,000	137,441
T-Mobile USA, Inc.	4.70	01/15/35	160,000	154,440
T-Mobile USA, Inc.	4.95	11/15/35	175,000	170,998
T-Mobile USA, Inc.	5.00	02/15/36	210,000	205,742
T-Mobile USA, Inc.	5.05	07/15/33	470,000	472,292
T-Mobile USA, Inc.	5.13	05/15/32	225,000	227,935
T-Mobile USA, Inc.	5.15	04/15/34	235,000	236,269
T-Mobile USA, Inc.	5.20	01/15/33	230,000	233,831
T-Mobile USA, Inc.	5.30	05/15/35	175,000	176,286
T-Mobile USA, Inc.	5.75	01/15/34	175,000	182,480
Verizon Communications, Inc.	2.36	03/15/32	835,000	730,463
Verizon Communications, Inc.	4.27	01/15/36	225,000	207,708
Verizon Communications, Inc.	4.40	11/01/34	335,000	318,496
Verizon Communications, Inc.	4.50	08/10/33	395,000	383,560
Verizon Communications, Inc.	4.75	01/15/33	350,000	345,764
Verizon Communications, Inc.	4.78	02/15/35	380,000	368,851
Verizon Communications, Inc.	5.00	01/15/36	410,000	400,452
Verizon Communications, Inc.	5.05	05/09/33	175,000	177,206
Verizon Communications, Inc.	5.25	04/02/35	415,000	415,226
				11,634,846
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.05	05/14/34	90,000	94,260

TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	2.45	12/02/31	245,000	218,753
Canadian Pacific Railway Co.	5.20	03/30/35	110,000	111,763
FedEx Corp.	2.40	05/15/31	105,000	94,885
Fedex Freight Holding Co., Inc.(1)	4.95	03/15/33	125,000	122,793
Fedex Freight Holding Co., Inc.(1)	5.25	03/15/36	185,000	180,187
GXO Logistics, Inc.	6.50	05/06/34	90,000	95,093
Norfolk Southern Corp.	2.30	05/15/31	95,000	85,562
Norfolk Southern Corp.	3.00	03/15/32	105,000	96,273
Norfolk Southern Corp.	4.45	03/01/33	90,000	88,618
Ryder System, Inc.	6.60	12/01/33	115,000	126,255
				1,220,182

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRUCKING & LEASING – 0.1%
GATX Corp.	5.50	06/15/35	$125,000	$126,561
GATX Corp.	6.05	03/15/34	85,000	89,849
				216,410
WATER – 0.5%
American Water Capital Corp.	2.30	06/01/31	95,000	85,323
American Water Capital Corp.	4.45	06/01/32	145,000	142,951
American Water Capital Corp.	5.15	03/01/34	125,000	127,054
American Water Capital Corp.	5.20	04/01/36	130,000	130,218
American Water Capital Corp.	5.25	03/01/35	143,000	145,158
Essential Utilities, Inc.	5.13	03/15/36	90,000	88,705
Essential Utilities, Inc.	5.25	08/15/35	90,000	90,217
Essential Utilities, Inc.	5.38	01/15/34	85,000	86,486
				896,112
TOTAL CORPORATE BONDS (Cost – $160,846,813)				159,639,273

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Skandinaviska Enskilda Banken, Stockholm	2.98	05/01/26	1,549,540	1,549,540
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,549,540)				1,549,540

TOTAL INVESTMENTS – 99.3% (Cost – $162,396,353)				$161,188,813
OTHER ASSETS LESS LIABILITIES – 0.7%				1,081,076
NET ASSETS – 100.0%				$162,269,889

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $1,098,449 and represents 0.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
AEROSPACE/DEFENSE – 5.0%
Boeing Co.	3.75	02/01/50	$5,000	$3,577
Boeing Co.	3.90	05/01/49	5,000	3,670
Boeing Co.	3.95	08/01/59	10,000	6,947
Boeing Co.	5.71	05/01/40	15,000	15,146
Boeing Co.	5.81	05/01/50	30,000	29,236
Boeing Co.	5.93	05/01/60	15,000	14,520
Boeing Co.	6.86	05/01/54	10,000	11,112
Boeing Co.	6.88	03/15/39	5,000	5,542
Boeing Co.	7.01	05/01/64	10,000	11,174
Embraer Netherlands Finance BV	5.40	01/09/38	5,000	4,853
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,310
L3Harris Technologies, Inc.	5.05	04/27/45	5,000	4,625
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,785
Northrop Grumman Corp.	3.85	04/15/45	5,000	3,929
Northrop Grumman Corp.	4.03	10/15/47	10,000	7,874
Northrop Grumman Corp.	4.75	06/01/43	5,000	4,519
Northrop Grumman Corp.	4.95	03/15/53	5,000	4,423
Northrop Grumman Corp.	5.20	06/01/54	10,000	9,175
Northrop Grumman Corp.	5.25	05/01/50	5,000	4,651
RTX Corp.	2.82	09/01/51	10,000	6,115
RTX Corp.	3.03	03/15/52	5,000	3,177
RTX Corp.	3.13	07/01/50	5,000	3,287
RTX Corp.	3.75	11/01/46	5,000	3,794
RTX Corp.	4.05	05/04/47	5,000	3,950
RTX Corp.	4.15	05/15/45	5,000	4,083
RTX Corp.	4.35	04/15/47	5,000	4,135
RTX Corp.	4.45	11/16/38	5,000	4,616
RTX Corp.	4.50	06/01/42	15,000	13,298
RTX Corp.	4.63	11/16/48	5,000	4,260
RTX Corp.	4.88	10/15/40	5,000	4,734
RTX Corp.	5.38	02/27/53	10,000	9,411
RTX Corp.	5.70	04/15/40	5,000	5,136
RTX Corp.	6.13	07/15/38	5,000	5,373
RTX Corp.	6.40	03/15/54	5,000	5,384
				235,821
AGRICULTURE – 2.6%
Altria Group, Inc.	3.40	02/04/41	10,000	7,596
Altria Group, Inc.	3.70	02/04/51	10,000	6,882
Altria Group, Inc.	3.88	09/16/46	5,000	3,691
Altria Group, Inc.	4.00	02/04/61	10,000	7,007
Altria Group, Inc.	4.25	08/09/42	5,000	4,088
Altria Group, Inc.	4.50	05/02/43	5,000	4,175
Altria Group, Inc.	5.38	01/31/44	10,000	9,324
Altria Group, Inc.	5.80	02/14/39	10,000	10,085
Altria Group, Inc.	5.95	02/14/49	10,000	9,757
BAT Capital Corp.	4.39	08/15/37	15,000	13,655
BAT Capital Corp.	4.54	08/15/47	10,000	8,152

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.6% (Continued)
BAT Capital Corp.	4.76	09/06/49	$5,000	$4,153
BAT Capital Corp.	5.28	04/02/50	5,000	4,433
BAT Capital Corp.	7.08	08/02/43	5,000	5,525
BAT Capital Corp.	7.08	08/02/53	5,000	5,543
Reynolds American, Inc.	5.85	08/15/45	15,000	14,567
Reynolds American, Inc.	6.15	09/15/43	5,000	5,035
				123,668
AUTO MANUFACTURERS – 0.9%
Ford Motor Co.	4.75	01/15/43	10,000	7,722
Ford Motor Co.	5.29	12/08/46	5,000	4,019
General Motors Co.	5.15	04/01/38	5,000	4,743
General Motors Co.	5.20	04/01/45	10,000	8,757
General Motors Co.	5.40	04/01/48	5,000	4,405
General Motors Co.	5.95	04/01/49	5,000	4,729
General Motors Co.	6.25	10/02/43	5,000	4,950
General Motors Co.	6.75	04/01/46	5,000	5,211
				44,536
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	10,000	6,012
Aptiv Swiss Holdings Ltd.	4.15	05/01/52	5,000	3,643
Lear Corp.	5.25	05/15/49	5,000	4,441
				14,096
BANKS – 4.3%
Barclays PLC	3.33	11/24/42	5,000	3,728
Barclays PLC	3.81	03/10/42	5,000	3,907
Barclays PLC	4.95	01/10/47	10,000	8,917
Barclays PLC	5.25	08/17/45	5,000	4,664
Barclays PLC	5.86	08/11/46	5,000	4,956
Barclays PLC	6.04	03/12/55	5,000	5,128
Citigroup, Inc.	4.75	05/18/46	15,000	12,700
Citigroup, Inc.	6.13	08/25/36	5,000	5,199
Citigroup, Inc.	6.68	09/13/43	5,000	5,363
Cooperatieve Rabobank UA	5.25	08/04/45	10,000	9,221
Cooperatieve Rabobank UA	5.75	12/01/43	5,000	4,887
Fifth Third Bancorp	8.25	03/01/38	5,000	6,034
Goldman Sachs Group, Inc.	5.15	05/22/45	10,000	9,083
Goldman Sachs Group, Inc.	6.45	05/01/36	5,000	5,334
Goldman Sachs Group, Inc.	6.75	10/01/37	30,000	32,600
HSBC Holdings PLC	5.25	03/14/44	10,000	9,420
HSBC Holdings PLC	6.50	05/02/36	5,000	5,432
HSBC Holdings PLC	6.50	05/02/36	5,000	5,311
HSBC Holdings PLC	6.50	09/15/37	10,000	10,726
HSBC Holdings PLC	6.50	09/15/37	5,000	5,307
HSBC Holdings PLC	6.80	06/01/38	5,000	5,457
Lloyds Banking Group PLC	3.37	12/14/46	15,000	10,896
Lloyds Banking Group PLC	4.34	01/09/48	5,000	4,024

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.3% (Continued)
Regions Bank/Birmingham AL	6.45	06/26/37	$5,000	$5,249
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	5,000	3,595
Sumitomo Mitsui Financial Group, Inc.	5.80	07/08/46	5,000	4,879
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	5,000	4,967
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	5,000	5,271
				202,255
BEVERAGES – 0.9%
Constellation Brands, Inc.	4.10	02/15/48	5,000	3,841
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,529
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	7,317
Keurig Dr Pepper, Inc.	3.35	03/15/51	5,000	3,222
Keurig Dr Pepper, Inc.	3.80	05/01/50	6,000	4,212
Keurig Dr Pepper, Inc.	4.50	11/15/45	5,000	4,078
Keurig Dr Pepper, Inc.	4.50	04/15/52	5,000	3,925
Molson Coors Beverage Co.	4.20	07/15/46	5,000	3,924
Molson Coors Beverage Co.	5.00	05/01/42	10,000	9,044
				44,092
BIOTECHNOLOGY – 3.4%
Amgen, Inc.	2.77	09/01/53	5,000	2,926
Amgen, Inc.	3.00	01/15/52	5,000	3,199
Amgen, Inc.	3.15	02/21/40	5,000	3,888
Amgen, Inc.	3.38	02/21/50	15,000	10,511
Amgen, Inc.	4.20	02/22/52	5,000	3,871
Amgen, Inc.	4.40	05/01/45	10,000	8,431
Amgen, Inc.	4.40	02/22/62	10,000	7,717
Amgen, Inc.	4.56	06/15/48	5,000	4,178
Amgen, Inc.	4.66	06/15/51	20,000	16,742
Amgen, Inc.	4.88	03/01/53	5,000	4,297
Amgen, Inc.	4.95	10/01/41	5,000	4,650
Amgen, Inc.	5.15	11/15/41	5,000	4,740
Amgen, Inc.	5.50	02/19/46	5,000	4,789
Amgen, Inc.	5.60	03/02/43	15,000	14,785
Amgen, Inc.	5.65	03/02/53	20,000	19,221
Amgen, Inc.	5.75	03/02/63	15,000	14,337
Biogen, Inc.	3.15	05/01/50	5,000	3,183
Biogen, Inc.	3.25	02/15/51	5,000	3,217
Biogen, Inc.	5.20	09/15/45	5,000	4,555
Biogen, Inc.	6.45	05/15/55	5,000	5,219
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	3,008
Royalty Pharma PLC	3.30	09/02/40	5,000	3,821
Royalty Pharma PLC	3.35	09/02/51	5,000	3,278
Royalty Pharma PLC	3.55	09/02/50	5,000	3,417
Royalty Pharma PLC	5.90	09/02/54	5,000	4,870
				162,850

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.0%
Carrier Global Corp.	3.58	04/05/50	$13,000	$9,329
Carrier Global Corp.	6.20	03/15/54	3,000	3,155
CRH America Finance, Inc.	5.88	01/09/55	5,000	4,964
Johnson Controls International PLC	4.50	02/15/47	5,000	4,224
Martin Marietta Materials, Inc.	4.25	12/15/47	5,000	4,015
Martin Marietta Materials, Inc.	5.50	12/01/54	5,000	4,728
Owens Corning	4.30	07/15/47	5,000	4,002
Owens Corning	5.95	06/15/54	5,000	4,952
Vulcan Materials Co.	4.50	06/15/47	5,000	4,188
Vulcan Materials Co.	5.70	12/01/54	5,000	4,877
				48,434
CHEMICALS – 2.6%
CF Industries, Inc.	4.95	06/01/43	5,000	4,495
CF Industries, Inc.	5.38	03/15/44	5,000	4,693
Dow Chemical Co.	3.60	11/15/50	10,000	6,509
Dow Chemical Co.	4.38	11/15/42	5,000	3,979
Dow Chemical Co.	5.25	11/15/41	5,000	4,480
Dow Chemical Co.	5.60	02/15/54	5,000	4,359
Dow Chemical Co.	5.95	03/15/55	5,000	4,565
Dow Chemical Co.	6.90	05/15/53	5,000	5,157
Dow Chemical Co.	9.40	05/15/39	5,000	6,429
DuPont de Nemours, Inc.	5.32	11/15/38	5,000	4,928
DuPont de Nemours, Inc.	5.42	11/15/48	6,000	5,582
Eastman Chemical Co.	4.65	10/15/44	5,000	4,194
International Flavors & Fragrances, Inc.	5.00	09/26/48	4,000	3,470
LYB International Finance BV	4.88	03/15/44	5,000	4,164
LYB International Finance III LLC	3.63	04/01/51	5,000	3,254
LYB International Finance III LLC	3.80	10/01/60	5,000	3,115
LYB International Finance III LLC	4.20	10/15/49	5,000	3,593
LYB International Finance III LLC	4.20	05/01/50	10,000	7,169
LyondellBasell Industries NV	4.63	02/26/55	5,000	3,785
Mosaic Co.	5.63	11/15/43	5,000	4,686
Nutrien Ltd.	5.00	04/01/49	5,000	4,423
Nutrien Ltd.	5.80	03/27/53	5,000	4,898
Sherwin-Williams Co.	3.80	08/15/49	5,000	3,671
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,318
Westlake Corp.	3.13	08/15/51	5,000	3,050
Westlake Corp.	4.38	11/15/47	10,000	7,720
				124,686
COMMERCIAL SERVICES – 0.5%
Global Payments, Inc.	4.15	08/15/49	5,000	3,574
Global Payments, Inc.	5.95	08/15/52	5,000	4,636
Moody’s Corp.	2.75	08/19/41	5,000	3,555
Moody’s Corp.	3.75	02/25/52	5,000	3,643
Moody’s Corp.	5.25	07/15/44	5,000	4,703
Quanta Services, Inc.	3.05	10/01/41	5,000	3,660
				23,771

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 0.9%
Dell International LLC/EMC Corp.	3.38	12/15/41	$10,000	$7,541
Dell International LLC/EMC Corp.	8.10	07/15/36	5,000	5,954
Dell International LLC/EMC Corp.	8.35	07/15/46	5,000	6,210
Hewlett Packard Enterprise Co.	5.60	10/15/54	10,000	9,042
Hewlett Packard Enterprise Co.	6.35	10/15/45	5,000	5,041
HP, Inc.	6.00	09/15/41	5,000	5,013
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,603
				42,404
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	3,825

DIVERSIFIED FINANCIAL SERVICES – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	5,000	4,020
Ares Management Corp.	5.60	10/11/54	5,000	4,481
Nasdaq, Inc.	2.50	12/21/40	5,000	3,501
Nasdaq, Inc.	5.95	08/15/53	5,000	5,022
Nasdaq, Inc.	6.10	06/28/63	5,000	5,060
				22,084
ELECTRIC – 6.7%
AEP Texas, Inc.	5.85	10/15/55	5,000	4,810
Appalachian Power Co.	3.70	05/01/50	5,000	3,538
Appalachian Power Co.	7.00	04/01/38	5,000	5,574
Arizona Public Service Co.	3.35	05/15/50	5,000	3,332
Arizona Public Service Co.	4.35	11/15/45	5,000	4,039
Constellation Energy Generation LLC	5.75	03/15/54	5,000	4,891
Constellation Energy Generation LLC	5.88	01/15/66	5,000	4,815
Constellation Energy Generation LLC	6.25	10/01/39	5,000	5,285
Constellation Energy Generation LLC	6.50	10/01/53	5,000	5,317
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,199
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,319
Duke Energy Corp.	3.30	06/15/41	5,000	3,772
Duke Energy Corp.	3.75	09/01/46	10,000	7,363
Duke Energy Corp.	4.80	12/15/45	5,000	4,293
Duke Energy Corp.	5.00	08/15/52	5,000	4,274
Duke Energy Corp.	5.70	09/15/55	5,000	4,714
Duke Energy Corp.	5.80	06/15/54	5,000	4,785
Duke Energy Corp.	6.10	09/15/53	5,000	4,986
Emera US Finance LP	4.75	06/15/46	5,000	4,151
Entergy Corp.	6.10	06/15/56	5,000	4,984
Eversource Energy	3.45	01/15/50	5,000	3,438
Eversource Energy	6.35	08/15/56	5,000	5,000
Exelon Corp.	4.10	03/15/52	5,000	3,773
Exelon Corp.	4.45	04/15/46	5,000	4,104
Exelon Corp.	5.10	06/15/45	5,000	4,522
Exelon Corp.	5.60	03/15/53	5,000	4,713
Exelon Corp.	5.88	03/15/55	5,000	4,869
FirstEnergy Corp.	3.40	03/01/50	5,000	3,336
FirstEnergy Corp.	4.85	07/15/47	5,000	4,304

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.7% (Continued)
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	$5,000	$4,509
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	5,000	4,692
NextEra Energy Capital Holdings, Inc.	5.85	03/01/56	5,000	4,864
NextEra Energy Capital Holdings, Inc.	5.90	03/15/55	5,000	4,903
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,088
Ohio Power Co.	2.90	10/01/51	5,000	2,999
Pacific Gas & Electric Co.	3.30	08/01/40	5,000	3,739
Pacific Gas & Electric Co.	3.50	08/01/50	10,000	6,620
Pacific Gas & Electric Co.	3.95	12/01/47	5,000	3,652
Pacific Gas & Electric Co.	4.30	03/15/45	5,000	3,918
Pacific Gas & Electric Co.	4.50	07/01/40	10,000	8,602
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,184
Pacific Gas & Electric Co.	4.95	07/01/50	15,000	12,479
Pacific Gas & Electric Co.	5.20	05/01/36	5,000	4,875
Pacific Gas & Electric Co.	5.90	10/01/54	5,000	4,687
Pacific Gas & Electric Co.	6.00	05/01/56	5,000	4,759
Pacific Gas & Electric Co.	6.10	10/15/55	5,000	4,825
Pacific Gas & Electric Co.	6.15	03/01/55	5,000	4,858
Pacific Gas & Electric Co.	6.70	04/01/53	5,000	5,190
Pacific Gas & Electric Co.	6.75	01/15/53	10,000	10,436
PacifiCorp	2.90	06/15/52	5,000	2,939
PacifiCorp	3.30	03/15/51	5,000	3,212
PacifiCorp	4.15	02/15/50	5,000	3,759
PacifiCorp	5.35	12/01/53	5,000	4,419
PacifiCorp	5.50	05/15/54	5,000	4,514
PacifiCorp	5.75	04/01/37	5,000	5,061
PacifiCorp	5.80	01/15/55	10,000	9,428
PacifiCorp	6.00	01/15/39	5,000	5,097
Progress Energy, Inc.	6.00	12/01/39	5,000	5,174
Sempra	3.80	02/01/38	5,000	4,230
Sempra	4.00	02/01/48	5,000	3,730
Sempra	6.00	10/15/39	5,000	5,113
Southern Co.	4.40	07/01/46	10,000	8,239
Southern Power Co.	5.15	09/15/41	5,000	4,725
Southwestern Electric Power Co.	3.25	11/01/51	5,000	3,209
Xcel Energy, Inc.	3.50	12/01/49	5,000	3,485
				317,713
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	4,061

FOOD – 3.9%
Campbell’s Co.	4.80	03/15/48	5,000	3,969
Conagra Brands, Inc.	5.30	11/01/38	5,000	4,664
Conagra Brands, Inc.	5.40	11/01/48	5,000	4,271
General Mills, Inc.	3.00	02/01/51	5,000	3,068
J M Smucker Co.	4.38	03/15/45	5,000	4,095
J M Smucker Co.	6.50	11/15/43	5,000	5,245
J M Smucker Co.	6.50	11/15/53	5,000	5,239

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.9% (Continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	4.38	02/02/52	$5,000	$3,766
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings(1)	5.63	03/10/37	5,000	4,989
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.25	03/01/56	5,000	4,847
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38	02/25/55	5,000	4,948
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38	04/15/66	5,000	4,819
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings(1)	6.40	05/10/57	5,000	4,922
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.50	12/01/52	10,000	10,041
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	7.25	11/15/53	5,000	5,454
Kraft Heinz Foods Co.	4.38	06/01/46	15,000	11,754
Kraft Heinz Foods Co.	4.88	10/01/49	5,000	4,099
Kraft Heinz Foods Co.	5.00	06/04/42	5,000	4,421
Kraft Heinz Foods Co.	5.20	07/15/45	10,000	8,774
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,481
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,244
Kraft Heinz Foods Co.	6.88	01/26/39	5,000	5,447
Kroger Co.	3.88	10/15/46	5,000	3,776
Kroger Co.	3.95	01/15/50	5,000	3,723
Kroger Co.	4.45	02/01/47	5,000	4,090
Kroger Co.	4.65	01/15/48	5,000	4,185
Kroger Co.	5.40	01/15/49	5,000	4,659
Kroger Co.	5.50	09/15/54	10,000	9,286
Kroger Co.	5.65	09/15/64	5,000	4,650
Mondelez International, Inc.	2.63	09/04/50	5,000	2,959
Sysco Corp.	4.45	03/15/48	5,000	3,995
Sysco Corp.	4.50	04/01/46	5,000	4,063
Sysco Corp.	4.85	10/01/45	5,000	4,281
Sysco Corp.	6.60	04/01/50	5,000	5,222
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,222
Tyson Foods, Inc.	5.10	09/28/48	10,000	9,065
				186,733
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	4.35	08/15/48	5,000	3,898
International Paper Co.	4.40	08/15/47	5,000	3,974
International Paper Co.	4.80	06/15/44	5,000	4,277
				12,149
GAS – 0.7%
NiSource, Inc.	3.95	03/30/48	5,000	3,773
NiSource, Inc.	5.25	02/15/43	5,000	4,664
NiSource, Inc.	5.65	02/01/45	5,000	4,838
NiSource, Inc.	5.85	04/01/55	10,000	9,725
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,809
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	5,107
				31,916
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,205

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 0.7%
Baxter International, Inc.	3.13	12/01/51	$5,000	$2,885
GE HealthCare Technologies, Inc.	6.38	11/22/52	5,000	5,263
Koninklijke Philips NV	5.00	03/15/42	5,000	4,558
Koninklijke Philips NV	6.88	03/11/38	5,000	5,519
Solventum Corp.	5.90	04/30/54	5,000	4,850
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,551
Stryker Corp.	2.90	06/15/50	5,000	3,171
Stryker Corp.	4.63	03/15/46	5,000	4,332
				34,129
HEALTHCARE-SERVICES – 4.9%
Aetna, Inc.	6.63	06/15/36	5,000	5,416
Aetna, Inc.	6.75	12/15/37	5,000	5,443
Cigna Group	3.20	03/15/40	5,000	3,886
Cigna Group	3.40	03/15/50	5,000	3,407
Cigna Group	3.40	03/15/51	10,000	6,757
Cigna Group	3.88	10/15/47	5,000	3,766
Cigna Group	4.80	08/15/38	10,000	9,406
Cigna Group	4.80	07/15/46	10,000	8,675
Cigna Group	4.90	12/15/48	15,000	12,999
Cigna Group	5.60	02/15/54	5,000	4,724
Cigna Group	6.00	01/15/56	5,000	5,001
Elevance Health, Inc.	3.13	05/15/50	5,000	3,222
Elevance Health, Inc.	3.60	03/15/51	10,000	6,981
Elevance Health, Inc.	4.38	12/01/47	5,000	4,050
Elevance Health, Inc.	4.55	03/01/48	5,000	4,153
Elevance Health, Inc.	4.63	05/15/42	5,000	4,405
Elevance Health, Inc.	4.65	01/15/43	10,000	8,749
Elevance Health, Inc.	4.65	08/15/44	5,000	4,306
Elevance Health, Inc.	5.10	01/15/44	5,000	4,572
Elevance Health, Inc.	5.13	02/15/53	5,000	4,405
Elevance Health, Inc.	5.65	06/15/54	10,000	9,468
Elevance Health, Inc.	5.70	02/15/55	5,000	4,777
Elevance Health, Inc.	5.85	11/01/64	5,000	4,794
Elevance Health, Inc.	6.10	10/15/52	5,000	5,041
HCA, Inc.	3.50	07/15/51	5,000	3,301
HCA, Inc.	4.63	03/15/52	10,000	7,965
HCA, Inc.	5.13	06/15/39	5,000	4,728
HCA, Inc.	5.25	06/15/49	10,000	8,833
HCA, Inc.	5.50	06/15/47	10,000	9,184
HCA, Inc.	5.70	11/15/55	5,000	4,647
HCA, Inc.	5.90	06/01/53	5,000	4,761
HCA, Inc.	5.95	09/15/54	5,000	4,805
HCA, Inc.	6.00	04/01/54	5,000	4,827
HCA, Inc.	6.10	04/01/64	5,000	4,834
HCA, Inc.	6.20	03/01/55	10,000	9,913
Humana, Inc.	3.95	08/15/49	5,000	3,503
Humana, Inc.	5.50	03/15/53	5,000	4,367
Humana, Inc.	5.75	04/15/54	5,000	4,524

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.9% (Continued)
Humana, Inc.	6.00	05/01/55	$5,000	$4,673
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,401
Quest Diagnostics, Inc.	5.00	06/30/36	5,000	4,916
				232,585
HOME BUILDERS – 0.1%
Sekisui House US, Inc.	6.00	01/15/43	5,000	4,609

HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/51	5,000	3,106

HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,510

INSURANCE – 3.0%
Allstate Corp.	4.20	12/15/46	5,000	3,990
Allstate Corp.	6.50	05/15/57	5,000	5,139
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,057
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,305
Aon Global Ltd.	4.60	06/14/44	5,000	4,293
Aon North America, Inc.	5.75	03/01/54	10,000	9,620
Arthur J Gallagher & Co.	3.50	05/20/51	5,000	3,398
Arthur J Gallagher & Co.	5.55	02/15/55	10,000	9,297
Arthur J Gallagher & Co.	5.75	07/15/54	5,000	4,780
Athene Holding Ltd.	3.95	05/25/51	5,000	3,392
Athene Holding Ltd.	6.25	04/01/54	5,000	4,599
Athene Holding Ltd.	6.63	05/19/55	5,000	4,838
Brighthouse Financial, Inc.	4.70	06/22/47	5,000	3,484
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,149
Brown & Brown, Inc.	6.25	06/23/55	5,000	4,976
Corebridge Financial, Inc.	4.40	04/05/52	10,000	7,933
Equitable Holdings, Inc.	5.00	04/20/48	5,000	4,331
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	5,000	3,049
Everest Reinsurance Holdings, Inc.	3.50	10/15/50	5,000	3,345
Fairfax Financial Holdings Ltd.	6.10	03/15/55	5,000	4,929
Fairfax Financial Holdings Ltd.	6.35	03/22/54	5,000	5,103
Markel Group, Inc.	3.45	05/07/52	5,000	3,283
Markel Group, Inc.	5.00	05/20/49	5,000	4,293
Markel Group, Inc.	6.00	05/16/54	5,000	4,891
MetLife, Inc.	6.40	12/15/36	5,000	5,133
MetLife, Inc.	10.75	08/01/39	5,000	6,487
Old Republic International Corp.	3.85	06/11/51	5,000	3,537
Unum Group	4.13	06/15/51	5,000	3,674
Willis North America, Inc.	5.90	03/05/54	5,000	4,889
				142,194
INTERNET – 0.3%
AppLovin Corp.	5.95	12/01/54	5,000	4,602
eBay, Inc.	3.65	05/10/51	5,000	3,538
eBay, Inc.	4.00	07/15/42	5,000	4,031
Uber Technologies, Inc.	5.35	09/15/54	5,000	4,613
				16,784

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.4%
ArcelorMittal SA	6.35	06/17/54	$5,000	$5,132
Vale Overseas Ltd.	6.40	06/28/54	10,000	10,258
Vale Overseas Ltd.	6.88	11/10/39	5,000	5,573
				20,963
LEISURE TIME – 0.1%
Royal Caribbean Cruises Ltd.	5.25	02/27/38	5,000	4,783

LODGING – 0.3%
Marriott International, Inc./MD	5.10	05/01/38	5,000	4,796
Marriott International, Inc./MD	5.50	04/15/37	10,000	10,017
				14,813
MACHINERY-CONSTRUCTION & MINING – 0.3%
GE Vernova, Inc.	5.50	02/04/56	5,000	4,798
Vertiv Holdings Co.	5.65	03/15/46	5,000	4,819
Vertiv Holdings Co.	5.80	03/15/56	5,000	4,848
				14,465
MACHINERY-DIVERSIFIED – 0.1%
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,826

MEDIA – 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	5,000	3,471
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	5,000	3,395
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	10,000	6,142
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	10,000	5,786
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	10,000	6,294
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	5,852
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	10,000	6,392
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	15,000	11,038
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	5,000	3,827
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	7,782
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,498
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	10,000	8,033
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	5,000	3,826
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	15,000	12,603
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	15,000	13,827

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 3.6% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12/01/55	$5,000	$4,717
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	5,000	4,698
Fox Corp.	5.48	01/25/39	5,000	4,872
Fox Corp.	5.58	01/25/49	10,000	9,238
Time Warner Cable LLC	4.50	09/15/42	10,000	7,533
Time Warner Cable LLC	5.50	09/01/41	10,000	8,627
Time Warner Cable LLC	5.88	11/15/40	5,000	4,518
Time Warner Cable LLC	6.55	05/01/37	10,000	10,059
Time Warner Cable LLC	6.75	06/15/39	10,000	9,921
Time Warner Cable LLC	7.30	07/01/38	5,000	5,233
				172,182
MINING – 0.9%
Barrick North America Finance LLC	5.70	05/30/41	5,000	5,027
Barrick North America Finance LLC	5.75	05/01/43	5,000	4,985
Barrick PD Australia Finance Pty Ltd.	5.95	10/15/39	5,000	5,154
Freeport-McMoRan, Inc.	5.45	03/15/43	10,000	9,565
Southern Copper Corp.	5.25	11/08/42	5,000	4,755
Southern Copper Corp.	5.88	04/23/45	10,000	10,130
Southern Copper Corp.	6.75	04/16/40	5,000	5,581
				45,197
OIL & GAS – 3.4%
APA Corp.	5.10	09/01/40	5,000	4,556
Canadian Natural Resources Ltd.	4.95	06/01/47	5,000	4,379
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,299
Cenovus Energy, Inc.	3.75	02/15/52	5,000	3,538
Cenovus Energy, Inc.	6.75	11/15/39	5,000	5,494
Continental Resources, Inc.	4.90	06/01/44	5,000	4,007
Coterra Energy, Inc.	5.90	02/15/55	5,000	4,813
Devon Energy Corp.	4.75	05/15/42	5,000	4,408
Devon Energy Corp.	5.00	06/15/45	5,000	4,409
Devon Energy Corp.	5.60	07/15/41	5,000	4,875
Devon Energy Corp.	5.75	09/15/54	5,000	4,716
Diamondback Energy, Inc.	5.75	04/18/54	5,000	4,791
Diamondback Energy, Inc.	5.90	04/18/64	5,000	4,830
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,106
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,294
Marathon Petroleum Corp.	6.50	03/01/41	5,000	5,362
Occidental Petroleum Corp.	6.05	10/01/54	5,000	4,870
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,752
Occidental Petroleum Corp.	6.60	03/15/46	5,000	5,225
Phillips 66 Co.	3.30	03/15/52	5,000	3,238
Phillips 66 Co.	4.88	11/15/44	5,000	4,386
Phillips 66 Co.	4.90	10/01/46	5,000	4,347
Phillips 66 Co.	5.50	03/15/55	5,000	4,603
Phillips 66 Co.	5.65	06/15/54	5,000	4,688
Phillips 66 Co.	5.88	05/01/42	5,000	5,022

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.4% (Continued)
Suncor Energy, Inc.	3.75	03/04/51	$5,000	$3,546
Suncor Energy, Inc.	4.00	11/15/47	5,000	3,787
Suncor Energy, Inc.	6.80	05/15/38	3,000	3,291
Suncor Energy, Inc.	6.85	06/01/39	5,000	5,519
Valero Energy Corp.	3.65	12/01/51	5,000	3,430
Valero Energy Corp.	4.00	06/01/52	5,000	3,635
Valero Energy Corp.	4.90	03/15/45	5,000	4,391
Valero Energy Corp.	6.63	06/15/37	5,000	5,486
Woodside Finance Ltd.	5.70	09/12/54	5,000	4,677
				159,770
OIL & GAS SERVICES – 0.6%
Halliburton Co.	5.00	11/15/45	10,000	8,965
Halliburton Co.	6.70	09/15/38	5,000	5,555
Halliburton Co.	7.45	09/15/39	10,000	11,775
NOV, Inc.	3.95	12/01/42	5,000	3,964
				30,259
PACKAGING & CONTAINERS – 0.3%
Packaging Corp. of America	3.05	10/01/51	5,000	3,154
Smurfit Kappa Treasury ULC	5.78	04/03/54	5,000	4,834
Sonoco Products Co.	5.75	11/01/40	5,000	4,986
				12,974
PHARMACEUTICALS – 4.3%
Becton Dickinson & Co.	4.67	06/06/47	3,000	2,606
Becton Dickinson & Co.	4.69	12/15/44	5,000	4,345
Cardinal Health, Inc.	5.75	11/15/54	5,000	4,877
Cencora, Inc.	4.25	03/01/45	5,000	4,123
Cencora, Inc.	4.30	12/15/47	5,000	4,096
CVS Health Corp.	4.13	04/01/40	5,000	4,214
CVS Health Corp.	4.78	03/25/38	25,000	23,206
CVS Health Corp.	5.05	03/25/48	40,000	34,520
CVS Health Corp.	5.13	07/20/45	15,000	13,266
CVS Health Corp.	5.30	12/05/43	5,000	4,581
CVS Health Corp.	5.63	02/21/53	5,000	4,604
CVS Health Corp.	5.88	06/01/53	5,000	4,754
CVS Health Corp.	6.00	06/01/44	5,000	4,939
CVS Health Corp.	6.00	06/01/63	5,000	4,751
CVS Health Corp.	6.05	06/01/54	5,000	4,875
CVS Health Corp.	6.20	09/15/55	10,000	9,978
CVS Health Corp.	6.25	09/15/65	5,000	4,913
Mylan, Inc.	5.20	04/15/48	5,000	3,987
Mylan, Inc.	5.40	11/29/43	5,000	4,287
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	10,000	7,535
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	10,000	6,551
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	15,000	9,399
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/44	5,000	4,900
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/54	5,000	4,799
Utah Acquisition Sub, Inc.	5.25	06/15/46	5,000	4,068

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 4.3% (Continued)
Viatris, Inc.	3.85	06/22/40	$10,000	$7,683
Viatris, Inc.	4.00	06/22/50	5,000	3,320
Zoetis, Inc.	3.95	09/12/47	5,000	3,903
Zoetis, Inc.	4.70	02/01/43	5,000	4,462
				203,542
PIPELINES – 9.4%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	4,249
Cheniere Energy, Inc.(1)	5.20	07/30/36	5,000	4,946
Cheniere Energy, Inc.(1)	6.00	07/30/56	5,000	4,934
Eastern Energy Gas Holdings LLC	5.65	10/15/54	5,000	4,713
Eastern Energy Gas Holdings LLC	6.20	01/15/55	5,000	5,085
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,743
Enbridge, Inc.	3.40	08/01/51	5,000	3,363
Enbridge, Inc.	4.00	11/15/49	5,000	3,771
Enbridge, Inc.	4.50	06/10/44	5,000	4,206
Enbridge, Inc.	5.50	12/01/46	5,000	4,764
Enbridge, Inc.	5.95	04/05/54	5,000	4,984
Enbridge, Inc.	6.70	11/15/53	5,000	5,440
Energy Transfer LP	5.00	05/15/44	5,000	4,356
Energy Transfer LP	5.00	05/15/50	10,000	8,346
Energy Transfer LP	5.15	03/15/45	5,000	4,389
Energy Transfer LP	5.30	04/01/44	5,000	4,503
Energy Transfer LP	5.30	04/15/47	5,000	4,418
Energy Transfer LP	5.40	10/01/47	10,000	8,935
Energy Transfer LP	5.95	05/15/54	10,000	9,439
Energy Transfer LP	6.00	06/15/48	10,000	9,603
Energy Transfer LP	6.05	06/01/41	5,000	5,050
Energy Transfer LP	6.05	09/01/54	5,000	4,780
Energy Transfer LP	6.13	12/15/45	5,000	4,890
Energy Transfer LP	6.20	04/01/55	5,000	4,866
Energy Transfer LP	6.25	04/15/49	5,000	4,924
Energy Transfer LP	6.30	01/15/56	5,000	4,937
Energy Transfer LP	6.50	02/01/42	5,000	5,220
Energy Transfer LP	7.50	07/01/38	5,000	5,768
Kinder Morgan Energy Partners LP	5.00	08/15/42	5,000	4,526
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,506
Kinder Morgan Energy Partners LP	5.40	09/01/44	5,000	4,677
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,744
Kinder Morgan Energy Partners LP	6.38	03/01/41	5,000	5,280
Kinder Morgan Energy Partners LP	6.50	09/01/39	5,000	5,386
Kinder Morgan Energy Partners LP	6.95	01/15/38	5,000	5,592
Kinder Morgan, Inc.	3.25	08/01/50	5,000	3,261
Kinder Morgan, Inc.	3.60	02/15/51	10,000	6,931
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,469
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,518
Kinder Morgan, Inc.	5.55	06/01/45	5,000	4,778
MPLX LP	4.50	04/15/38	10,000	9,029
MPLX LP	4.70	04/15/48	10,000	8,187

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 9.4% (Continued)
MPLX LP	4.90	04/15/58	$5,000	$4,066
MPLX LP	4.95	03/14/52	5,000	4,164
MPLX LP	5.20	03/01/47	10,000	8,828
MPLX LP	5.50	02/15/49	5,000	4,542
MPLX LP	5.65	03/01/53	5,000	4,589
MPLX LP	5.95	04/01/55	5,000	4,772
MPLX LP	6.20	09/15/55	5,000	4,936
ONEOK Partners LP	6.13	02/01/41	5,000	5,111
ONEOK Partners LP	6.65	10/01/36	5,000	5,422
ONEOK, Inc.	3.95	03/01/50	5,000	3,556
ONEOK, Inc.	4.85	02/01/49	5,000	4,128
ONEOK, Inc.	5.15	10/15/43	5,000	4,428
ONEOK, Inc.	5.20	07/15/48	5,000	4,397
ONEOK, Inc.	5.70	11/01/54	10,000	9,122
ONEOK, Inc.	5.85	11/01/64	5,000	4,603
ONEOK, Inc.	6.25	10/15/55	5,000	4,922
ONEOK, Inc.	6.63	09/01/53	5,000	5,151
Plains All American Pipeline LP/PAA Finance Corp.	4.90	02/15/45	5,000	4,338
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	5,000	5,402
South Bow USA Infrastructure Holdings LLC	6.18	10/01/54	5,000	4,737
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,211
Targa Resources Corp.	5.40	07/30/36	5,000	4,981
Targa Resources Corp.	6.05	05/15/56	5,000	4,858
Targa Resources Corp.	6.13	05/15/55	5,000	4,915
Targa Resources Corp.	6.25	07/01/52	5,000	5,002
Targa Resources Corp.	6.50	02/15/53	5,000	5,167
TransCanada PipeLines Ltd.	5.10	03/15/49	5,000	4,631
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,616
TransCanada PipeLines Ltd.	7.63	01/15/39	10,000	11,800
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,199
Transcontinental Gas Pipe Line Co. LLC	5.75	03/15/56	5,000	4,874
Western Midstream Operating LP	5.25	02/01/50	10,000	8,472
Western Midstream Operating LP	5.45	04/01/44	5,000	4,493
Williams Cos, Inc.	3.50	10/15/51	5,000	3,401
Williams Cos, Inc.	4.85	03/01/48	5,000	4,294
Williams Cos, Inc.	4.90	01/15/45	5,000	4,403
Williams Cos, Inc.	5.10	09/15/45	5,000	4,535
Williams Cos, Inc.	5.30	08/15/52	5,000	4,520
Williams Cos, Inc.	5.75	06/24/44	5,000	4,897
Williams Cos, Inc.	5.80	11/15/54	5,000	4,826
Williams Cos, Inc.	5.95	03/15/56	5,000	4,909
Williams Cos, Inc.	6.30	04/15/40	5,000	5,295
				447,019
REAL ESTATE – 0.1%
CBRE Services, Inc.	5.25	06/01/36	5,000	4,916

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.0%
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	$5,000	$4,620
American Tower Corp.	2.95	01/15/51	5,000	3,104
American Tower Corp.	3.10	06/15/50	5,000	3,210
American Tower Corp.	3.70	10/15/49	5,000	3,618
Crown Castle, Inc.	2.90	04/01/41	10,000	7,180
Crown Castle, Inc.	4.15	07/01/50	5,000	3,805
Equinix, Inc.	2.95	09/15/51	5,000	3,097
Equinix, Inc.	3.00	07/15/50	5,000	3,138
Federal Realty OP LP	4.50	12/01/44	5,000	4,249
GLP Capital LP/GLP Financing II, Inc.	5.75	11/01/37	5,000	4,900
VICI Properties LP	5.63	05/15/52	5,000	4,540
				45,461
RETAIL – 2.7%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,556
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,531
Lowe’s Cos, Inc.	3.00	10/15/50	5,000	3,096
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,398
Lowe’s Cos, Inc.	4.05	05/03/47	5,000	3,865
Lowe’s Cos, Inc.	4.25	04/01/52	5,000	3,853
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,598
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	4,101
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,442
Lowe’s Cos, Inc.	5.63	04/15/53	5,000	4,735
Lowe’s Cos, Inc.	5.80	09/15/62	10,000	9,576
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	4,810
McDonald’s Corp.	3.63	05/01/43	5,000	3,856
McDonald’s Corp.	3.63	09/01/49	15,000	10,796
McDonald’s Corp.	3.70	02/15/42	5,000	4,011
McDonald’s Corp.	4.20	04/01/50	10,000	7,907
McDonald’s Corp.	4.45	03/01/47	5,000	4,182
McDonald’s Corp.	4.60	05/26/45	5,000	4,308
McDonald’s Corp.	4.88	12/09/45	5,000	4,463
McDonald’s Corp.	6.30	10/15/37	5,000	5,464
McDonald’s Corp.	6.30	03/01/38	5,000	5,459
Starbucks Corp.	3.35	03/12/50	5,000	3,383
Starbucks Corp.	3.50	11/15/50	5,000	3,467
Starbucks Corp.	4.45	08/15/49	10,000	8,164
Starbucks Corp.	4.50	11/15/48	5,000	4,114
				130,135
SEMICONDUCTORS – 2.8%
Intel Corp.	2.80	08/12/41	5,000	3,487
Intel Corp.	3.05	08/12/51	10,000	6,167
Intel Corp.	3.10	02/15/60	10,000	5,646
Intel Corp.	3.20	08/12/61	5,000	2,869
Intel Corp.	3.25	11/15/49	10,000	6,462
Intel Corp.	3.73	12/08/47	10,000	7,152
Intel Corp.	4.10	05/19/46	5,000	3,845

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 2.8% (Continued)
Intel Corp.	4.10	05/11/47	$5,000	$3,801
Intel Corp.	4.25	12/15/42	5,000	4,090
Intel Corp.	4.60	03/25/40	5,000	4,472
Intel Corp.	4.75	03/25/50	10,000	8,216
Intel Corp.	4.80	10/01/41	10,000	8,882
Intel Corp.	4.90	07/29/45	5,000	4,305
Intel Corp.	4.90	08/05/52	5,000	4,167
Intel Corp.	4.95	03/25/60	10,000	8,162
Intel Corp.	5.05	08/05/62	5,000	4,120
Intel Corp.	5.30	05/15/36	5,000	4,982
Intel Corp.	5.60	02/21/54	5,000	4,656
Intel Corp.	5.63	02/10/43	5,000	4,816
Intel Corp.	5.70	02/10/53	10,000	9,373
Intel Corp.	5.90	02/10/63	5,000	4,731
Intel Corp.	6.13	05/15/56	10,000	9,944
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,526
				131,871
SOFTWARE – 6.2%
Electronic Arts, Inc.	2.95	02/15/51	5,000	4,112
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,608
Fiserv, Inc.	4.40	07/01/49	10,000	7,574
Oracle Corp.	3.60	04/01/40	15,000	10,822
Oracle Corp.	3.60	04/01/50	25,000	14,944
Oracle Corp.	3.65	03/25/41	15,000	10,622
Oracle Corp.	3.80	11/15/37	10,000	7,918
Oracle Corp.	3.85	07/15/36	5,000	4,121
Oracle Corp.	3.85	04/01/60	20,000	11,579
Oracle Corp.	3.95	03/25/51	15,000	9,446
Oracle Corp.	4.00	07/15/46	15,000	10,024
Oracle Corp.	4.00	11/15/47	10,000	6,588
Oracle Corp.	4.10	03/25/61	5,000	3,038
Oracle Corp.	4.13	05/15/45	10,000	6,871
Oracle Corp.	4.38	05/15/55	5,000	3,289
Oracle Corp.	4.50	07/08/44	5,000	3,680
Oracle Corp.	5.38	07/15/40	15,000	13,073
Oracle Corp.	5.38	09/27/54	10,000	7,721
Oracle Corp.	5.50	09/27/64	10,000	7,612
Oracle Corp.	5.55	02/06/53	10,000	7,941
Oracle Corp.	5.88	09/26/45	15,000	12,935
Oracle Corp.	5.95	09/26/55	20,000	16,771
Oracle Corp.	6.00	08/03/55	10,000	8,374
Oracle Corp.	6.10	09/26/65	10,000	8,243
Oracle Corp.	6.13	07/08/39	10,000	9,640
Oracle Corp.	6.13	08/03/65	10,000	8,314
Oracle Corp.	6.50	04/15/38	10,000	10,004
Oracle Corp.	6.55	02/04/46	5,000	4,644
Oracle Corp.	6.70	02/04/56	25,000	23,055

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 6.2% (Continued)
Oracle Corp.	6.85	02/04/66	$15,000	$13,759
Oracle Corp.	6.90	11/09/52	15,000	14,206
Synopsys, Inc.	5.70	04/01/55	10,000	9,597
				294,125
TELECOMMUNICATIONS – 14.8%
AT&T, Inc.	3.10	02/01/43	5,000	3,579
AT&T, Inc.	3.30	02/01/52	10,000	6,299
AT&T, Inc.	3.50	06/01/41	15,000	11,572
AT&T, Inc.	3.50	09/15/53	40,000	25,938
AT&T, Inc.	3.50	02/01/61	5,000	3,072
AT&T, Inc.	3.55	09/15/55	40,000	25,754
AT&T, Inc.	3.65	06/01/51	15,000	10,193
AT&T, Inc.	3.65	09/15/59	35,000	22,360
AT&T, Inc.	3.80	12/01/57	35,000	23,370
AT&T, Inc.	3.85	06/01/60	10,000	6,654
AT&T, Inc.	4.30	12/15/42	5,000	4,120
AT&T, Inc.	4.35	06/15/45	5,000	4,017
AT&T, Inc.	4.50	03/09/48	10,000	8,010
AT&T, Inc.	4.55	03/09/49	5,000	3,990
AT&T, Inc.	4.75	05/15/46	10,000	8,397
AT&T, Inc.	4.85	03/01/39	5,000	4,643
AT&T, Inc.	4.90	08/15/37	5,000	4,780
AT&T, Inc.	5.15	11/15/46	5,000	4,456
AT&T, Inc.	5.15	02/15/50	5,000	4,346
AT&T, Inc.	5.25	10/30/36	5,000	4,941
AT&T, Inc.	5.25	03/01/37	5,000	4,944
AT&T, Inc.	5.35	09/01/40	5,000	4,823
AT&T, Inc.	5.55	08/15/41	5,000	4,834
AT&T, Inc.	5.55	11/01/45	5,000	4,690
AT&T, Inc.	5.65	02/15/47	5,000	4,753
AT&T, Inc.	5.70	11/01/54	5,000	4,643
AT&T, Inc.	5.85	04/30/46	5,000	4,825
AT&T, Inc.	6.00	04/30/56	5,000	4,830
AT&T, Inc.	6.05	08/15/56	5,000	4,874
AT&T, Inc.	6.20	10/30/56	10,000	9,910
AT&T, Inc.	6.30	01/15/38	5,000	5,281
AT&T, Inc.	6.30	10/30/66	5,000	4,932
Bell Telephone Co. of Canada or Bell Canada	4.46	04/01/48	5,000	4,041
Bell Telephone Co. of Canada or Bell Canada	5.55	02/15/54	5,000	4,687
Corning, Inc.	4.75	03/15/42	5,000	4,519
Corning, Inc.	5.35	11/15/48	5,000	4,689
Corning, Inc.	5.45	11/15/79	5,000	4,521
Orange SA	5.50	02/06/44	10,000	9,729
Rogers Communications, Inc.	3.70	11/15/49	5,000	3,650
Rogers Communications, Inc.	4.35	05/01/49	5,000	3,933
Rogers Communications, Inc.	4.55	03/15/52	10,000	7,890
Rogers Communications, Inc.	5.00	03/15/44	5,000	4,402
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,638

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.8% (Continued)
Telefonica Emisiones SA	4.90	03/06/48	$10,000	$8,340
Telefonica Emisiones SA	5.21	03/08/47	10,000	8,754
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,061
Telefonica Emisiones SA	7.05	06/20/36	10,000	11,042
TELUS Corp.	4.60	11/16/48	5,000	4,155
T-Mobile USA, Inc.	3.00	02/15/41	15,000	10,964
T-Mobile USA, Inc.	3.30	02/15/51	15,000	9,715
T-Mobile USA, Inc.	3.40	10/15/52	15,000	9,785
T-Mobile USA, Inc.	3.60	11/15/60	10,000	6,455
T-Mobile USA, Inc.	4.38	04/15/40	10,000	8,744
T-Mobile USA, Inc.	4.50	04/15/50	15,000	12,014
T-Mobile USA, Inc.	5.25	06/15/55	5,000	4,407
T-Mobile USA, Inc.	5.50	01/15/55	5,000	4,575
T-Mobile USA, Inc.	5.65	01/15/53	10,000	9,392
T-Mobile USA, Inc.	5.70	01/15/56	5,000	4,720
T-Mobile USA, Inc.	5.75	01/15/54	5,000	4,756
T-Mobile USA, Inc.	5.80	09/15/62	5,000	4,758
T-Mobile USA, Inc.	5.85	02/15/56	5,000	4,809
T-Mobile USA, Inc.	5.88	11/15/55	5,000	4,836
T-Mobile USA, Inc.	6.00	06/15/54	5,000	4,917
Verizon Communications, Inc.	2.65	11/20/40	20,000	14,018
Verizon Communications, Inc.	2.85	09/03/41	5,000	3,523
Verizon Communications, Inc.	2.88	11/20/50	15,000	9,072
Verizon Communications, Inc.	2.99	10/30/56	20,000	11,669
Verizon Communications, Inc.	3.00	11/20/60	10,000	5,693
Verizon Communications, Inc.	3.40	03/22/41	20,000	15,352
Verizon Communications, Inc.	3.55	03/22/51	25,000	17,399
Verizon Communications, Inc.	3.70	03/22/61	20,000	13,245
Verizon Communications, Inc.	3.85	11/01/42	5,000	3,968
Verizon Communications, Inc.	3.88	03/01/52	5,000	3,650
Verizon Communications, Inc.	4.00	03/22/50	5,000	3,758
Verizon Communications, Inc.	4.13	08/15/46	5,000	3,959
Verizon Communications, Inc.	4.52	09/15/48	5,000	4,098
Verizon Communications, Inc.	4.67	03/15/55	5,000	4,056
Verizon Communications, Inc.	4.81	03/15/39	5,000	4,654
Verizon Communications, Inc.	4.86	08/21/46	10,000	8,679
Verizon Communications, Inc.	5.01	04/15/49	5,000	4,388
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,309
Verizon Communications, Inc.	5.25	03/16/37	5,000	4,940
Verizon Communications, Inc.	5.40	07/02/37	15,000	14,953
Verizon Communications, Inc.	5.50	02/23/54	5,000	4,706
Verizon Communications, Inc.	5.75	11/30/45	10,000	9,739
Verizon Communications, Inc.	5.88	11/30/55	15,000	14,499
Verizon Communications, Inc.	6.00	11/30/65	10,000	9,644
Verizon Communications, Inc.	6.55	09/15/43	5,000	5,363
Vodafone Group PLC	4.25	09/17/50	10,000	7,710
Vodafone Group PLC	4.38	02/19/43	5,000	4,216
Vodafone Group PLC	4.88	06/19/49	10,000	8,540

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.8% (Continued)
Vodafone Group PLC	5.25	05/30/48	$10,000	$9,048
Vodafone Group PLC	5.75	06/28/54	10,000	9,488
Vodafone Group PLC	5.88	06/28/64	5,000	4,747
Vodafone Group PLC	6.15	02/27/37	5,000	5,380
				705,191
TRANSPORTATION – 2.0%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	7,376
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	9,777
Canadian Pacific Railway Co.	6.13	09/15/15	5,000	5,061
FedEx Corp.	3.25	05/15/41	5,000	3,766
FedEx Corp.	4.05	02/15/48	5,000	3,823
FedEx Corp.	4.40	01/15/47	5,000	4,033
FedEx Corp.	4.55	04/01/46	5,000	4,163
FedEx Corp.	4.75	11/15/45	5,000	4,292
FedEx Corp.	4.95	10/17/48	5,000	4,342
FedEx Corp.	5.25	05/15/50	5,000	4,567
Norfolk Southern Corp.	2.90	08/25/51	5,000	3,085
Norfolk Southern Corp.	3.05	05/15/50	5,000	3,224
Norfolk Southern Corp.	3.16	05/15/55	5,000	3,169
Norfolk Southern Corp.	3.94	11/01/47	5,000	3,869
Norfolk Southern Corp.	3.95	10/01/42	10,000	8,169
Norfolk Southern Corp.	4.10	05/15/21	5,000	3,403
Norfolk Southern Corp.	4.15	02/28/48	5,000	3,998
Norfolk Southern Corp.	5.35	08/01/54	10,000	9,348
Norfolk Southern Corp.	5.95	03/15/64	5,000	4,996
				94,461
TRUCKING & LEASING – 0.2%
GATX Corp.	3.10	06/01/51	5,000	3,139
GATX Corp.	6.05	06/05/54	5,000	5,006
				8,145
WATER – 0.7%
American Water Capital Corp.	3.45	05/01/50	5,000	3,487
American Water Capital Corp.	4.15	06/01/49	5,000	3,928
American Water Capital Corp.	4.20	09/01/48	5,000	3,996
American Water Capital Corp.	4.30	12/01/42	5,000	4,321
American Water Capital Corp.	5.45	03/01/54	5,000	4,728
American Water Capital Corp.	6.59	10/15/37	5,000	5,609
Essential Utilities, Inc.	4.28	05/01/49	5,000	3,942
Essential Utilities, Inc.	5.30	05/01/52	5,000	4,533
				34,544
TOTAL CORPORATE BONDS (Cost – $4,863,340)				4,665,858

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	2.98	05/01/26	$19,754	$19,754
TOTAL SHORT-TERM INVESTMENTS (Cost – $19,754)				19,754

TOTAL INVESTMENTS – 98.6% (Cost – $4,883,094)				$4,685,612
OTHER ASSETS LESS LIABILITIES – 1.4%				65,345
NET ASSETS – 100.0%				$4,750,957

(1)

Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $19,791 and represents 0.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 10.8%
BANKS – 0.1%
Banco Nacional de Panama(1)	2.50	08/11/30	$1,575,000	$1,421,831

CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	1,000,000	941,760
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	1,000,000	996,680
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	1,900,000	1,926,334
				3,864,774
COMMERCIAL SERVICES – 0.2%
DP World Crescent Ltd.(1)	3.88	07/18/29	350,000	335,475
DP World Crescent Ltd.(1)	4.85	09/26/28	300,000	297,783
DP World Crescent Ltd.(1)	5.50	09/13/33	550,000	552,956
DP World Crescent Ltd.(1)	5.50	05/08/35	525,000	524,278
				1,710,492
DIVERSIFIED FINANCIAL SERVICES – 0.3%
SRC Sukuk Ltd.(1)	4.38	04/02/29	800,000	796,000
SRC Sukuk Ltd.(1)	4.88	10/02/35	550,000	536,330
SRC Sukuk Ltd.(1)	5.00	02/27/28	650,000	654,225
SRC Sukuk Ltd.(1)	5.38	02/27/35	450,000	457,317
				2,443,872
ELECTRIC – 1.0%
Comision Federal de Electricidad(1)	6.05	01/28/34	400,000	395,900
Comision Federal de Electricidad(1)	6.45	01/24/35	800,000	812,648
Eskom Holdings(1)	6.35	08/10/28	1,893,000	1,926,128
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	950,000	944,566
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	800,000	809,760
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	02/03/36	600,000	585,720
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	1,225,000	1,105,673
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	2,225,000	2,212,729
				8,793,124
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	1,950,000	1,996,488

INVESTMENT COMPANIES – 2.1%
Abu Dhabi Developmental Holding Co. PJSC(1)	4.38	10/02/31	400,000	391,000
Abu Dhabi Developmental Holding Co. PJSC(1)	4.50	05/06/30	450,000	446,627
Abu Dhabi Developmental Holding Co. PJSC(1)	5.00	05/06/35	275,000	271,648
Abu Dhabi Developmental Holding Co. PJSC(1)	5.38	05/08/29	340,000	347,762
Abu Dhabi Developmental Holding Co. PJSC(1)	5.50	05/08/34	440,000	450,298
Gaci First Investment Co.(1)	4.75	02/14/30	800,000	794,132
Gaci First Investment Co.(1)	4.88	02/14/35	1,250,000	1,218,750
Gaci First Investment Co.(1)	5.00	10/13/27	650,000	653,656
Gaci First Investment Co.(1)	5.00	01/29/29	1,100,000	1,107,700
Gaci First Investment Co.(1)	5.00	09/15/35	875,000	858,594
Gaci First Investment Co.(1)	5.25	01/29/30	1,200,000	1,217,256
Gaci First Investment Co.(1)	5.25	10/13/32	1,100,000	1,112,903
Gaci First Investment Co.(1)	5.25	01/29/34	1,000,000	1,002,500
Gaci First Investment Co.(1)	5.63	07/29/34	800,000	823,448

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.1% (Continued)
MDGH GMTN RSC Ltd.(1)	2.88	11/07/29	$325,000	$306,881
MDGH GMTN RSC Ltd.(1)	2.88	05/21/30	400,000	373,734
MDGH GMTN RSC Ltd.(1)	3.38	03/28/32	400,000	370,648
MDGH GMTN RSC Ltd.(1)	4.38	11/22/33	300,000	288,558
MDGH GMTN RSC Ltd.(1)	5.50	04/28/33	250,000	258,075
Mdgh Sukuk Ltd.(1)	4.96	04/04/34	250,000	249,688
Mdgh Sukuk Ltd.(1)	5.00	06/04/35	450,000	447,750
Suci Second Investment Co.(1)	4.38	09/10/27	800,000	799,200
Suci Second Investment Co.(1)	4.88	05/08/32	700,000	696,906
Suci Second Investment Co.(1)	5.13	01/28/36	1,100,000	1,097,129
Suci Second Investment Co.(1)	5.17	03/05/31	1,100,000	1,109,625
Suci Second Investment Co.(1)	6.00	10/25/28	1,400,000	1,442,875
Suci Second Investment Co.(1)	6.25	10/25/33	750,000	803,378
TVF Varlik Kiralama AS(1)	6.95	01/23/30	700,000	708,694
				19,649,415
MINING – 0.9%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	1,100,000	1,041,810
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	950,000	898,520
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	1,150,000	1,142,168
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	1,175,000	1,217,535
Corp. Nacional del Cobre de Chile(1)	6.33	01/13/35	1,300,000	1,380,210
Corp. Nacional del Cobre de Chile(1)	6.44	01/26/36	1,475,000	1,580,219
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	800,000	816,080
				8,076,542
OIL & GAS – 5.4%
Adnoc Murban RSC Ltd.(1)	4.25	09/11/29	420,000	416,588
Adnoc Murban RSC Ltd.(1)	4.50	09/11/34	485,000	468,251
Adnoc Murban Sukuk Ltd.(1)	4.75	05/06/35	500,000	492,875
Bapco Energies Sukuk Ltd.(1)	6.25	01/29/35	1,700,000	1,664,980
EDO Sukuk Ltd.(1)	5.88	09/21/33	1,900,000	2,008,585
Pertamina Hulu Energi PT(1)	5.25	05/21/30	700,000	708,099
Petroleos de Venezuela SA(1),(2)	5.38	04/12/27	3,350,000	1,277,188
Petroleos de Venezuela SA(1),(2)	6.00	05/16/24	5,085,000	2,012,389
Petroleos de Venezuela SA(1),(2)	6.00	11/15/26	4,715,000	1,854,174
Petroleos de Venezuela SA(1),(2)	8.50	10/27/20	1,105,000	1,145,056
Petroleos de Venezuela SA(1),(2)	9.00	11/17/21	2,580,000	1,169,385
Petroleos de Venezuela SA(1),(2)	9.75	05/17/35	4,150,000	1,955,688
Petroleos de Venezuela SA(1),(2)	12.75	02/17/22	2,950,000	1,528,837
Petroleos del Peru SA(1)	4.75	06/19/32	1,750,000	1,432,812
Petroleos Mexicanos	5.95	01/28/31	2,175,000	2,134,219
Petroleos Mexicanos	6.50	03/13/27	600,000	608,802
Petroleos Mexicanos	6.50	01/23/29	675,000	689,850
Petroleos Mexicanos	6.63	06/15/35	1,400,000	1,357,118
Petroleos Mexicanos	6.70	02/16/32	3,500,000	3,521,000
Petroleos Mexicanos	6.84	01/23/30	1,275,000	1,301,775
Petroleos Mexicanos	8.75	06/02/29	1,050,000	1,127,175
Petroleos Mexicanos	10.00	02/07/33	1,025,000	1,204,887

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.4% (Continued)
Petronas Capital Ltd.(1)	2.48	01/28/32	$2,775,000	$2,498,402
Petronas Capital Ltd.(1)	3.50	04/21/30	4,800,000	4,648,272
Petronas Capital Ltd.(1)	4.95	01/03/31	3,100,000	3,174,059
Petronas Capital Ltd.(1)	5.34	04/03/35	3,800,000	3,922,246
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	850,000	846,064
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	1,225,000	1,128,611
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	1,725,000	1,636,999
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	850,000	818,027
TPAO Varlik Kiralama ASA(1)	6.30	03/04/31	700,000	690,375
				49,442,788
TRANSPORTATION – 0.2%
Transnet/South Africa(1)	8.25	02/06/28	1,800,000	1,878,426
TOTAL CORPORATE BONDS (Cost – $93,716,107)				99,277,752

GOVERNMENT AGENCIES AND OBLIGATIONS – 87.4%
GOVERNMENT AGENCIES – 3.2%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	2,550,000	2,599,852
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	2,525,000	2,621,809
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	1,400,000	1,471,442
Eagle Funding Luxco Sarl(1)	5.50	08/17/30	6,200,000	6,247,740
Export-Import Bank of China(1),(3)	4.05	11/05/27	950,000	949,725
Export-Import Bank of India(1)	2.25	01/13/31	2,000,000	1,791,220
Export-Import Bank of India(1)	3.25	01/15/30	2,200,000	2,094,994
Export-Import Bank of India(1)	3.88	02/01/28	2,075,000	2,055,431
Export-Import Bank of India(1)	5.50	01/18/33	2,150,000	2,209,200
Export-Import Bank of India(1)	5.50	01/13/35	2,050,000	2,096,586
Finance Department Government of Sharjah(1)	6.13	03/06/36	400,000	399,000
Finance Department Government of Sharjah(1)	6.50	11/23/32	250,000	258,486
Magyar Export-Import Bank ZRT(1)	6.13	12/04/27	2,300,000	2,348,300
MFB Magyar Fejlesztesi Bank ZRT(1)	6.50	06/29/28	2,125,000	2,200,703
				29,344,488
GOVERNMENT OBLIGATIONS – 84.2%
Abu Dhabi Government International Bond(1)	1.63	06/02/28	685,000	647,907
Abu Dhabi Government International Bond(1)	1.70	03/02/31	500,000	441,485
Abu Dhabi Government International Bond(1)	1.88	09/15/31	600,000	525,198
Abu Dhabi Government International Bond(1)	2.50	09/30/29	1,050,000	985,960
Abu Dhabi Government International Bond(1)	3.13	10/11/27	1,350,000	1,330,533
Abu Dhabi Government International Bond(1)	3.13	04/16/30	1,026,000	978,306
Abu Dhabi Government International Bond(1)	3.63	10/02/28	350,000	344,750
Abu Dhabi Government International Bond(1)	4.25	10/02/35	675,000	652,050
Abu Dhabi Government International Bond(1)	4.88	04/30/29	650,000	660,238
Abu Dhabi Government International Bond(1)	5.00	04/30/34	500,000	511,875
Angolan Government International Bond(1)	8.00	11/26/29	3,695,000	3,772,595
Angolan Government International Bond(1)	8.25	05/09/28	2,720,000	2,796,622
Angolan Government International Bond(1)	8.75	04/14/32	3,500,000	3,649,223
Angolan Government International Bond(1)	9.24	01/15/31	2,150,000	2,300,500
Angolan Government International Bond(1)	9.38	03/31/33	3,300,000	3,501,069
Argentine Republic Government International Bond(4)	0.75	07/09/30	11,257,200	9,736,071

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
Argentine Republic Government International Bond	1.00	07/09/29	$1,764,000	$1,578,559
Argentine Republic Government International Bond(4)	3.50	07/09/41	10,320,000	7,134,990
Argentine Republic Government International Bond(4)	4.13	07/09/35	20,105,000	15,036,027
Argentine Republic Government International Bond(4)	5.00	01/09/38	11,000,000	8,562,125
Bahrain Government International Bond(1)	5.25	01/25/33	1,675,000	1,533,370
Bahrain Government International Bond(1)	5.45	09/16/32	1,450,000	1,350,929
Bahrain Government International Bond(1)	5.63	09/30/31	1,700,000	1,622,225
Bahrain Government International Bond(1)	5.63	05/18/34	1,700,000	1,559,750
Bahrain Government International Bond(1)	6.75	09/20/29	2,050,000	2,061,029
Bahrain Government International Bond(1)	7.00	10/12/28	2,500,000	2,530,025
Bahrain Government International Bond(1)	7.38	05/14/30	1,500,000	1,539,255
Bahrain Government International Bond(1)	7.50	02/12/36	1,500,000	1,543,620
Bahrain Government International Bond(1)	7.75	04/18/35	1,475,000	1,542,282
Brazilian Government International Bond	3.75	09/12/31	1,775,000	1,647,200
Brazilian Government International Bond	3.88	06/12/30	3,450,000	3,312,000
Brazilian Government International Bond	4.50	05/30/29	2,225,000	2,217,769
Brazilian Government International Bond	4.63	01/13/28	3,000,000	3,004,500
Brazilian Government International Bond	5.50	11/06/30	2,600,000	2,655,900
Brazilian Government International Bond	5.50	02/04/33	1,650,000	1,631,850
Brazilian Government International Bond	6.00	10/20/33	2,225,000	2,253,925
Brazilian Government International Bond	6.13	01/22/32	2,000,000	2,064,000
Brazilian Government International Bond	6.13	03/15/34	2,575,000	2,614,912
Brazilian Government International Bond	6.25	03/18/31	2,075,000	2,174,289
Brazilian Government International Bond	6.63	03/15/35	4,700,000	4,876,414
Brazilian Government International Bond	8.25	01/20/34	1,600,000	1,842,656
CBB International Sukuk Programme Co.W.L.L.(1)	3.88	05/18/29	1,575,000	1,469,743
CBB International Sukuk Programme Co.W.L.L.(1)	3.95	09/16/27	1,600,000	1,557,440
CBB International Sukuk Programme Co.W.L.L.(1)	4.50	03/30/27	1,475,000	1,458,336
CBB International Sukuk Programme Co.W.L.L.(1)	5.87	02/06/34	2,050,000	1,980,813
CBB International Sukuk Programme Co.W.L.L.(1)	5.88	06/05/32	2,200,000	2,136,750
CBB International Sukuk Programme Co.W.L.L.(1)	6.00	02/12/31	1,350,000	1,323,000
CBB International Sukuk Programme Co.W.L.L.(1)	6.25	10/18/30	1,700,000	1,696,600
CBB International Sukuk Programme Co.W.L.L.(1)	6.25	07/07/33	2,900,000	2,871,000
Chile Government International Bond	2.45	01/31/31	1,570,000	1,434,980
Chile Government International Bond	2.55	01/27/32	1,375,000	1,229,250
Chile Government International Bond	2.55	07/27/33	2,180,000	1,885,700
Chile Government International Bond	2.75	01/31/27	1,375,000	1,364,000
Chile Government International Bond	3.24	02/06/28	1,730,000	1,704,050
Chile Government International Bond	3.50	01/31/34	1,575,000	1,441,125
Chile Government International Bond	4.85	01/22/29	1,500,000	1,522,500
Chile Government International Bond	4.95	01/05/36	1,500,000	1,501,837
China Government International Bond(1)	1.20	10/21/30	2,050,000	1,842,274
China Government International Bond(1)	1.75	10/26/31	1,050,000	952,040
China Government International Bond(1)	2.13	12/03/29	2,025,000	1,921,543
China Government International Bond(1)	2.63	11/02/27	1,050,000	1,031,740
China Government International Bond(1)	3.50	10/19/28	1,000,000	992,195
China Government International Bond(1)	3.63	11/13/28	1,850,000	1,842,489
China Government International Bond(1)	3.75	11/13/30	1,925,000	1,914,836

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
China Government International Bond(1)	4.13	11/20/27	$1,100,000	$1,108,811
Colombia Government International Bond	3.00	01/30/30	2,000,000	1,808,000
Colombia Government International Bond	3.13	04/15/31	3,410,000	2,980,340
Colombia Government International Bond	3.25	04/22/32	2,375,000	2,018,750
Colombia Government International Bond	3.88	04/25/27	1,925,000	1,915,375
Colombia Government International Bond	4.50	03/15/29	2,600,000	2,525,900
Colombia Government International Bond	5.38	01/21/29	2,375,000	2,366,450
Colombia Government International Bond	6.13	01/21/31	1,700,000	1,705,100
Colombia Government International Bond	6.50	01/21/33	2,000,000	1,996,000
Colombia Government International Bond	7.38	04/25/30	2,300,000	2,415,000
Colombia Government International Bond	7.50	02/02/34	2,600,000	2,723,630
Colombia Government International Bond	8.00	04/20/33	2,000,000	2,158,500
Colombia Government International Bond	8.00	11/14/35	1,600,000	1,737,200
Costa Rica Government International Bond(1)	6.13	02/19/31	2,456,000	2,550,556
Costa Rica Government International Bond(1)	6.55	04/03/34	3,200,000	3,440,000
Dominican Republic International Bond(1)	4.50	01/30/30	3,050,000	2,947,063
Dominican Republic International Bond(1)	4.88	09/23/32	4,850,000	4,594,163
Dominican Republic International Bond(1)	5.50	02/22/29	2,700,000	2,710,800
Dominican Republic International Bond(1)	5.75	03/17/34	2,000,000	1,958,500
Dominican Republic International Bond(1)	5.88	10/28/35	2,450,000	2,400,694
Dominican Republic International Bond(1)	5.95	01/25/27	2,475,000	2,499,441
Dominican Republic International Bond(1)	6.00	07/19/28	1,900,000	1,932,775
Dominican Republic International Bond(1)	6.00	02/22/33	2,775,000	2,781,244
Dominican Republic International Bond(1)	7.05	02/03/31	1,850,000	1,954,063
Ecuador Government International Bond(1),(4)	6.90	07/31/35	12,430,873	11,551,389
Ecuador Government International Bond(1)	8.75	01/29/34	4,625,000	4,729,063
Egypt Government International Bond(1)	5.80	09/30/27	2,000,000	1,993,408
Egypt Government International Bond(1)	5.88	02/16/31	2,650,000	2,524,920
Egypt Government International Bond(1)	6.59	02/21/28	2,225,000	2,238,339
Egypt Government International Bond(1)	7.05	01/15/32	1,775,000	1,747,807
Egypt Government International Bond(1)	7.30	09/30/33	2,050,000	1,988,746
Egypt Government International Bond(1)	7.50	01/31/27	3,409,000	3,451,630
Egypt Government International Bond(1)	7.60	03/01/29	3,175,000	3,252,406
Egypt Government International Bond(1)	7.63	05/29/32	3,150,000	3,144,992
Egypt Government International Bond(1)	8.63	02/04/30	2,350,000	2,486,664
Egypt Government International Bond(1)	9.45	02/04/33	2,200,000	2,375,692
El Salvador Government International Bond(1)	9.25	04/17/30	2,025,000	2,176,875
Ethiopia International Bond(1),(2)	6.63	12/11/24	1,950,000	2,008,500
Ghana Government International Bond(1),(4)	5.00	07/03/29	5,300,619	5,174,729
Ghana Government International Bond(1),(4)	5.00	07/03/35	8,657,900	7,960,012
Guatemala Government Bond(1)	6.60	06/13/36	2,250,000	2,412,000
Hazine Mustesarligi Varlik Kiralama AS(1)	6.50	04/26/30	1,850,000	1,876,363
Hazine Mustesarligi Varlik Kiralama AS(1)	6.75	09/01/30	1,700,000	1,728,620
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	2,100,000	2,146,209
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	1,825,000	1,949,328
Hungary Government International Bond(1)	2.13	09/22/31	3,900,000	3,392,025
Hungary Government International Bond(1)	5.25	06/16/29	3,350,000	3,409,044
Hungary Government International Bond(1)	5.38	09/26/30	2,550,000	2,610,894

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
Hungary Government International Bond(1)	5.50	06/16/34	$2,335,000	$2,371,660
Hungary Government International Bond(1)	5.50	03/26/36	4,500,000	4,513,500
Hungary Government International Bond(1)	6.00	09/26/35	3,900,000	4,068,675
Hungary Government International Bond(1)	6.13	05/22/28	3,963,000	4,080,899
Hungary Government International Bond(1)	6.25	09/22/32	3,325,000	3,551,832
Indonesia Government International Bond	1.85	03/12/31	850,000	746,937
Indonesia Government International Bond	2.15	07/28/31	850,000	752,887
Indonesia Government International Bond	2.85	02/14/30	750,000	704,662
Indonesia Government International Bond	3.50	01/11/28	925,000	916,952
Indonesia Government International Bond	3.55	03/31/32	600,000	564,150
Indonesia Government International Bond(1)	3.85	07/18/27	600,000	597,030
Indonesia Government International Bond	3.85	10/15/30	1,125,000	1,094,996
Indonesia Government International Bond	4.10	04/24/28	600,000	599,782
Indonesia Government International Bond(1)	4.35	01/08/27	650,000	650,091
Indonesia Government International Bond	4.35	02/21/31	700,000	693,525
Indonesia Government International Bond	4.55	01/11/28	720,000	724,939
Indonesia Government International Bond	4.65	09/20/32	1,150,000	1,142,375
Indonesia Government International Bond	4.75	02/11/29	1,025,000	1,038,427
Indonesia Government International Bond	4.75	09/10/34	625,000	612,500
Indonesia Government International Bond	4.85	01/11/33	750,000	747,187
Indonesia Government International Bond	4.90	04/16/36	800,000	778,500
Indonesia Government International Bond	4.95	02/21/36	850,000	832,554
Indonesia Government International Bond	5.60	01/15/35	700,000	721,175
Indonesia Government International Bond(1)	8.50	10/12/35	1,000,000	1,239,000
Ivory Coast Government International Bond(1)	6.13	06/15/33	2,650,000	2,593,688
Ivory Coast Government International Bond(1)	7.63	01/30/33	2,400,000	2,527,200
Ivory Coast Government International Bond(1)	8.08	04/01/36	3,625,000	3,853,756
Jordan Government International Bond(1)	5.75	01/31/27	1,900,000	1,905,510
Jordan Government International Bond(1)	5.85	07/07/30	2,750,000	2,746,164
Jordan Government International Bond(1)	7.50	01/13/29	2,625,000	2,728,412
Kazakhstan Government International Bond(1)	4.41	10/28/30	3,200,000	3,162,437
Kazakhstan Government International Bond(1)	4.71	04/09/35	3,075,000	3,029,567
Kazakhstan Government International Bond(1)	5.00	07/01/32	2,850,000	2,879,747
KSA Ijarah Sukuk Ltd.(1)	4.25	09/09/30	1,000,000	985,188
KSA Ijarah Sukuk Ltd.(1)	4.88	09/09/35	1,500,000	1,479,000
KSA Sukuk Ltd.(1)	2.25	05/17/31	1,375,000	1,221,330
KSA Sukuk Ltd.(1)	2.97	10/29/29	1,712,000	1,621,050
KSA Sukuk Ltd.(1)	3.63	04/20/27	2,400,000	2,386,368
KSA Sukuk Ltd.(1)	4.27	05/22/29	1,500,000	1,487,820
KSA Sukuk Ltd.(1)	4.30	01/19/29	1,175,000	1,167,877
KSA Sukuk Ltd.(1)	4.51	05/22/33	1,600,000	1,560,000
KSA Sukuk Ltd.(1)	5.25	06/04/27	600,000	605,250
KSA Sukuk Ltd.(1)	5.25	06/04/30	1,200,000	1,226,868
KSA Sukuk Ltd.(1)	5.25	06/04/34	1,300,000	1,322,344
KSA Sukuk Ltd.(1)	5.27	10/25/28	1,425,000	1,449,054
Latvia Government International Bond(1)	5.13	07/30/34	2,550,000	2,565,759
Lebanon Government International Bond(1),(2)	6.00	01/27/23	2,200,000	563,200
Lebanon Government International Bond(1),(2)	6.10	10/04/22	2,975,000	761,600

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
Lebanon Government International Bond(1),(2)	6.60	11/27/26	$3,350,000	$857,600
Lebanon Government International Bond(1),(2)	6.65	02/26/30	2,950,000	761,100
Lebanon Government International Bond(1),(2)	6.75	11/29/27	2,500,000	640,000
Lebanon Government International Bond(1),(2)	6.85	03/23/27	2,500,000	640,000
Lebanon Government International Bond(1),(2)	7.00	03/23/32	2,050,000	531,463
Lebanon Government International Bond(1),(2)	8.25	04/12/21	4,400,000	1,184,700
Mexico Government International Bond	2.66	05/24/31	1,600,000	1,426,400
Mexico Government International Bond	3.25	04/16/30	1,050,000	987,000
Mexico Government International Bond	3.50	02/12/34	1,550,000	1,330,675
Mexico Government International Bond	3.75	01/11/28	825,000	817,369
Mexico Government International Bond	4.15	03/28/27	925,000	926,138
Mexico Government International Bond	4.50	04/22/29	1,400,000	1,397,900
Mexico Government International Bond	4.75	03/22/31	800,000	787,600
Mexico Government International Bond	4.75	04/27/32	1,500,000	1,453,117
Mexico Government International Bond	4.88	05/19/33	1,075,000	1,026,087
Mexico Government International Bond	5.38	03/22/33	2,100,000	2,068,500
Mexico Government International Bond	5.40	02/09/28	600,000	609,900
Mexico Government International Bond	5.63	02/09/34	1,600,000	1,587,200
Mexico Government International Bond	5.63	09/22/35	1,150,000	1,127,029
Mexico Government International Bond	5.85	07/02/32	2,025,000	2,067,525
Mexico Government International Bond	6.00	05/13/30	850,000	883,150
Mexico Government International Bond	6.35	02/09/35	1,750,000	1,806,044
Mexico Government International Bond	6.75	09/27/34	850,000	906,950
Mexico Government International Bond	8.30	08/15/31	600,000	702,300
Morocco Government International Bond(1)	3.00	12/15/32	2,150,000	1,881,573
Morocco Government International Bond(1)	5.95	03/08/28	2,780,000	2,842,029
Morocco Government International Bond(1)	6.50	09/08/33	2,550,000	2,731,866
Nigeria Government International Bond(1)	6.13	09/28/28	2,700,000	2,723,625
Nigeria Government International Bond(1)	6.50	11/28/27	3,100,000	3,138,750
Nigeria Government International Bond(1)	7.14	02/23/30	2,850,000	2,946,900
Nigeria Government International Bond(1)	7.38	09/28/33	3,150,000	3,227,522
Nigeria Government International Bond(1)	7.88	02/16/32	2,900,000	3,063,125
Nigeria Government International Bond(1)	8.38	03/24/29	2,625,000	2,812,241
Nigeria Government International Bond(1)	8.63	01/13/36	2,650,000	2,905,063
Nigeria Government International Bond(1)	8.75	01/21/31	2,325,000	2,523,787
Nigeria Government International Bond(1)	10.38	12/09/34	3,100,000	3,712,250
Oman Government International Bond(1)	5.38	03/08/27	2,775,000	2,800,793
Oman Government International Bond(1)	5.63	01/17/28	4,950,000	5,036,674
Oman Government International Bond(1)	6.00	08/01/29	3,825,000	3,981,213
Oman Government International Bond(1)	6.25	01/25/31	3,375,000	3,593,936
Oman Government International Bond(1)	6.75	10/28/27	2,900,000	2,994,308
Oman Government International Bond(1)	7.38	10/28/32	2,050,000	2,338,066
Oman Sovereign Sukuk Co.(1)	4.53	04/17/33	1,800,000	1,777,320
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	3,600,000	3,628,584
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	2,075,000	2,118,419
Pakistan Government International Bond(1)	6.88	12/05/27	3,225,000	3,244,350
Pakistan Government International Bond(1)	7.38	04/08/31	2,925,000	2,835,017
Panama Government International Bond	2.25	09/29/32	3,650,000	3,091,550

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
Panama Government International Bond	3.16	01/23/30	$2,325,000	$2,207,587
Panama Government International Bond	3.30	01/19/33	1,550,000	1,391,125
Panama Government International Bond	3.88	03/17/28	2,500,000	2,479,687
Panama Government International Bond	5.23	02/23/34	2,050,000	2,048,975
Panama Government International Bond	6.40	02/14/35	3,650,000	3,909,734
Panama Government International Bond	6.70	01/26/36	2,919,000	3,182,440
Panama Government International Bond	6.88	01/31/36	1,450,000	1,602,612
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	600,000	541,500
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	700,000	651,000
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	1,350,000	1,352,643
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	1,150,000	1,152,127
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	1,125,000	1,126,440
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	1,000,000	1,003,750
Perusahaan Penerbit SBSN Indonesia III(1)	4.50	12/01/30	650,000	646,587
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	07/23/30	700,000	697,375
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	950,000	945,962
Perusahaan Penerbit SBSN Indonesia III(1)	5.00	05/25/30	800,000	810,000
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	600,000	602,400
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/23/35	950,000	950,712
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	800,000	822,196
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	600,000	619,200
Peruvian Government International Bond	1.86	12/01/32	1,655,000	1,373,650
Peruvian Government International Bond	2.78	01/23/31	4,817,000	4,437,661
Peruvian Government International Bond	3.00	01/15/34	3,790,000	3,282,235
Peruvian Government International Bond	5.38	02/08/35	2,075,000	2,100,419
Peruvian Government International Bond	5.50	03/30/36	2,600,000	2,634,450
Peruvian Government International Bond	6.55	03/14/37	2,000,000	2,194,500
Peruvian Government International Bond	8.75	11/21/33	3,465,000	4,252,421
Philippine Government International Bond	1.65	06/10/31	1,500,000	1,308,750
Philippine Government International Bond	2.46	05/05/30	1,225,000	1,134,656
Philippine Government International Bond	3.00	02/01/28	2,450,000	2,398,170
Philippine Government International Bond	3.75	01/14/29	1,850,000	1,831,500
Philippine Government International Bond	4.75	03/05/35	1,550,000	1,509,946
Philippine Government International Bond	5.00	07/17/33	1,430,000	1,438,580
Philippine Government International Bond	5.00	01/27/36	1,600,000	1,576,400
Philippine Government International Bond	5.25	05/14/34	1,200,000	1,212,000
Philippine Government International Bond	5.50	02/04/35	1,600,000	1,641,600
Philippine Government International Bond	6.38	01/15/32	1,200,000	1,302,000
Philippine Government International Bond	6.38	10/23/34	2,275,000	2,474,062
Philippine Government International Bond	7.75	01/14/31	2,050,000	2,319,062
Philippine Government International Bond	9.50	02/02/30	2,300,000	2,702,500
RAK Capital(1)	5.00	03/12/35	475,000	476,425
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	2,300,000	2,167,497
Republic of Kenya Government International Bond(1)	6.30	01/23/34	2,275,000	1,984,938
Republic of Kenya Government International Bond(1)	9.50	03/05/36	3,200,000	3,216,000
Republic of Kenya Government International Bond(1)	9.75	02/16/31	2,825,000	2,988,850
Republic of Poland Government International Bond	4.63	03/18/29	2,165,000	2,196,392
Republic of Poland Government International Bond	4.63	04/14/31	1,450,000	1,461,064

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
Republic of Poland Government International Bond	4.88	02/12/30	$4,090,000	$4,186,565
Republic of Poland Government International Bond	4.88	10/04/33	3,740,000	3,754,960
Republic of Poland Government International Bond	5.13	09/18/34	4,325,000	4,366,087
Republic of Poland Government International Bond	5.38	02/12/35	3,950,000	4,041,245
Republic of Poland Government International Bond	5.38	04/14/36	3,600,000	3,621,542
Republic of Poland Government International Bond	5.50	11/16/27	2,165,000	2,205,334
Republic of Poland Government International Bond	5.75	11/16/32	2,164,000	2,293,364
Republic of South Africa Government International Bond	4.30	10/12/28	3,665,000	3,631,025
Republic of South Africa Government International Bond	4.85	09/27/27	1,600,000	1,606,000
Republic of South Africa Government International Bond	4.85	09/30/29	3,400,000	3,374,500
Republic of South Africa Government International Bond	5.88	06/22/30	2,400,000	2,451,000
Republic of South Africa Government International Bond	5.88	04/20/32	2,275,000	2,311,684
Romanian Government International Bond(1)	3.00	02/27/27	2,220,000	2,187,255
Romanian Government International Bond(1)	3.00	02/14/31	2,210,000	1,983,011
Romanian Government International Bond(1)	3.63	03/27/32	1,880,000	1,691,192
Romanian Government International Bond(1)	5.25	11/25/27	1,860,000	1,867,858
Romanian Government International Bond(1)	5.75	09/16/30	3,450,000	3,491,400
Romanian Government International Bond(1)	5.75	03/24/35	3,490,000	3,361,743
Romanian Government International Bond(1)	5.88	01/30/29	3,470,000	3,531,211
Romanian Government International Bond(1)	6.00	05/25/34	1,780,000	1,761,755
Romanian Government International Bond(1)	6.38	01/30/34	3,460,000	3,498,925
Romanian Government International Bond(1)	6.63	02/17/28	2,830,000	2,902,066
Romanian Government International Bond(1)	7.13	01/17/33	2,660,000	2,824,987
ROP Sukuk Trust(1)	5.05	06/06/29	1,250,000	1,273,841
Saudi Government International Bond(1)	2.25	02/02/33	1,700,000	1,444,303
Saudi Government International Bond(1)	2.50	02/03/27	700,000	690,375
Saudi Government International Bond(1)	2.75	02/03/32	525,000	472,156
Saudi Government International Bond(1)	3.25	10/22/30	650,000	612,219
Saudi Government International Bond(1)	3.63	03/04/28	2,575,000	2,536,214
Saudi Government International Bond(1)	4.13	01/12/29	1,400,000	1,386,403
Saudi Government International Bond(1)	4.38	04/16/29	2,250,000	2,240,578
Saudi Government International Bond(1)	4.38	01/12/31	1,700,000	1,675,563
Saudi Government International Bond(1)	4.50	04/17/30	1,550,000	1,543,219
Saudi Government International Bond(1)	4.75	01/18/28	1,775,000	1,784,319
Saudi Government International Bond(1)	4.75	01/16/30	1,750,000	1,757,656
Saudi Government International Bond(1)	4.88	07/18/33	1,575,000	1,568,291
Saudi Government International Bond(1)	4.88	01/12/36	1,500,000	1,472,625
Saudi Government International Bond(1)	5.00	01/16/34	2,125,000	2,130,684
Saudi Government International Bond(1)	5.13	01/13/28	2,650,000	2,679,150
Saudi Government International Bond(1)	5.38	01/13/31	1,450,000	1,487,156
Saudi Government International Bond(1)	5.50	10/25/32	1,600,000	1,656,552
Saudi Government International Bond(1)	5.63	01/13/35	2,225,000	2,312,888
Senegal Government International Bond(1)	6.25	05/23/33	2,375,000	1,340,688
Senegal Government International Bond(1)	7.75	06/10/31	2,100,000	1,266,300
Serbia International Bond(1)	2.13	12/01/30	2,550,000	2,234,438
Serbia International Bond(1)	6.00	06/12/34	3,000,000	3,084,000
Serbia International Bond(1)	6.50	09/26/33	2,200,000	2,340,250
Sharjah Sukuk Program Ltd.(1)	2.94	06/10/27	425,000	414,970

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
Sharjah Sukuk Program Ltd.(1)	3.23	10/23/29	$350,000	$328,883
Sharjah Sukuk Program Ltd.(1)	4.23	03/14/28	300,000	295,557
Sharjah Sukuk Program Ltd.(1)	5.43	04/17/35	400,000	393,500
Sri Lanka Government International Bond(4),(5)	3.10	01/15/30	2,224,333	2,125,256
Sri Lanka Government International Bond(4),(5)	3.35	03/15/33	4,468,843	3,995,146
Sri Lanka Government International Bond(4),(5)	3.60	06/15/35	2,925,570	2,267,317
Suriname Government International Bond(1)	8.50	11/06/35	2,700,000	2,961,900
Trinidad & Tobago Government International Bond(1)	6.50	01/28/36	2,000,000	2,053,000
Turkiye Government International Bond	5.13	02/17/28	1,640,000	1,629,750
Turkiye Government International Bond	5.25	03/13/30	1,325,000	1,281,937
Turkiye Government International Bond	5.88	06/26/31	1,425,000	1,384,031
Turkiye Government International Bond	5.95	01/15/31	1,600,000	1,573,696
Turkiye Government International Bond	6.00	03/25/27	2,150,000	2,172,854
Turkiye Government International Bond	6.13	10/24/28	2,000,000	2,027,460
Turkiye Government International Bond	6.30	03/14/33	1,500,000	1,449,375
Turkiye Government International Bond	6.38	05/22/31	1,200,000	1,190,100
Turkiye Government International Bond	6.50	09/20/33	1,100,000	1,071,125
Turkiye Government International Bond	6.50	01/03/35	2,300,000	2,220,075
Turkiye Government International Bond	6.88	03/17/36	1,950,000	1,915,875
Turkiye Government International Bond	6.95	09/16/35	1,475,000	1,457,300
Turkiye Government International Bond	7.13	02/12/32	2,050,000	2,096,125
Turkiye Government International Bond	7.13	07/17/32	1,250,000	1,271,875
Turkiye Government International Bond	7.25	05/29/32	1,678,000	1,718,155
Turkiye Government International Bond	7.63	04/26/29	1,875,000	1,965,469
Turkiye Government International Bond	7.63	05/15/34	2,000,000	2,085,750
Turkiye Government International Bond	8.00	02/14/34	1,035,000	1,110,296
Turkiye Government International Bond	8.60	09/24/27	1,425,000	1,490,906
Turkiye Government International Bond	9.13	07/13/30	1,700,000	1,880,319
Turkiye Government International Bond	9.38	03/14/29	1,600,000	1,744,856
Turkiye Government International Bond	9.38	01/19/33	1,900,000	2,156,025
Turkiye Government International Bond	9.88	01/15/28	2,475,000	2,651,344
Turkiye Government International Bond	11.88	01/15/30	1,200,000	1,436,112
UAE International Government Bond(1)	2.00	10/19/31	425,000	377,919
UAE International Government Bond(1)	4.05	07/07/32	500,000	490,928
UAE International Government Bond(1)	4.86	07/02/34	500,000	510,000
UAE International Government Bond(1)	4.92	09/25/33	500,000	511,970
Ukraine Government International Bond(1),(4)	ZCP	02/01/34	4,045,663	1,921,690
Ukraine Government International Bond(1),(4)	ZCP	02/01/35	3,375,000	1,734,750
Ukraine Government International Bond(1),(4)	ZCP	02/01/36	3,025,000	1,550,312
Ukraine Government International Bond(1),(4)	4.00	02/01/32	7,575,000	5,811,919
Ukraine Government International Bond(1),(4)	4.50	02/01/29	2,298,432	1,792,777
Ukraine Government International Bond(1),(4)	4.50	02/01/34	6,777,647	4,168,253
Ukraine Government International Bond(1),(4)	4.50	02/01/35	6,225,000	3,766,125
Ukraine Government International Bond(1),(4)	4.50	02/01/36	5,050,000	3,004,750
Uruguay Government International Bond	4.38	01/23/31	3,925,000	3,946,587
Uruguay Government International Bond	5.44	02/14/37	4,200,000	4,345,740
Uruguay Government International Bond	5.75	10/28/34	4,665,000	4,921,575
Uruguay Government International Bond	7.63	03/21/36	2,275,000	2,700,425

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 84.2% (Continued)
Venezuela Government International Bond(1),(2)	6.00	12/09/20		$1,490,000	$646,287
Venezuela Government International Bond(1),(2)	7.65	04/21/25		1,165,000	554,540
Venezuela Government International Bond(1),(2)	7.75	10/13/19		2,625,000	1,223,250
Venezuela Government International Bond(1),(2)	8.25	10/13/24		2,925,000	1,411,313
Venezuela Government International Bond(1),(2)	9.00	05/07/23		1,855,000	934,456
Venezuela Government International Bond(2)	9.25	09/15/27		3,940,000	2,031,267
Venezuela Government International Bond(1),(2)	9.25	05/07/28		2,385,000	1,231,256
Venezuela Government International Bond(2)	9.38	01/13/34		1,890,000	989,887
Venezuela Government International Bond(1),(2)	11.75	10/21/26		2,925,000	1,673,831
Venezuela Government International Bond(1),(2)	11.95	08/05/31		4,640,000	2,661,040
Venezuela Government International Bond(1),(2)	12.75	08/23/22		3,025,000	1,728,788
Zambia Government International Bond(1),(4)	5.75	06/30/33		2,550,372	2,522,915
					770,679,612
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $773,536,824)					800,024,100

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, London	0.86	05/04/26	EUR	6,835	8,017
JP Morgan Chase, New York	2.98	05/01/26		4,321,867	4,321,867
TOTAL SHORT-TERM INVESTMENTS (Cost – $4,329,884)					4,329,884

TOTAL INVESTMENTS – 98.7% (Cost – $871,582,815)					$903,631,736
OTHER ASSETS LESS LIABILITIES – 1.3%					12,169,359
NET ASSETS – 100.0%					$915,801,095

ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.
EUR	Euro.

(1)	Security was acquired and/or purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at April 30, 2026, amounts to $569,154,677 and represents 62.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2026.
(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2026.
(5)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $8,387,719 and represents 0.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of April 30, 2026:

Country	Percent of Net Assets
Angola	1.7%
Argentina	4.6%
Azerbaijan	0.2%
Bahrain	3.4%
Brazil	3.3%
Chile	2.1%
China	2.4%
Colombia	2.9%
Costa Rica	0.7%
Dominican Republic	2.6%
Ecuador	1.8%
Egypt	2.8%
El Salvador	0.2%
Ethiopia	0.2%
Ghana	1.4%
Guatemala	0.3%
Hong Kong	0.4%
Hungary	3.6%
India	1.1%
Indonesia	3.4%
Ivory Coast	1.0%
Jordan	0.8%
Kazakhstan	1.0%
Kenya	0.9%
Latvia	0.3%
Lebanon	0.6%
Luxembourg	0.7%
Country	Percent of Net Assets
Malaysia	1.6%
Mexico	3.8%
Morocco	0.8%
Nigeria	3.0%
Oman	3.1%
Pakistan	0.9%
Panama	2.3%
Peru	2.4%
Philippines	2.6%
Poland	3.8%
Romania	3.2%
Saudi Arabia	6.9%
Senegal	0.3%
Serbia	0.8%
South Africa	1.9%
Sri Lanka	0.9%
Suriname	0.3%
Trinidad And Tobago	0.2%
Turkey	5.5%
Ukraine	2.6%
United Arab Emirates	2.1%
Uruguay	1.7%
Venezuela	2.8%
Zambia	0.3%
Other*	1.8%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 101.1%
GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Bill	ZCP	05/07/26	$26,846,900	$26,830,860
U.S. Treasury Bill	ZCP	05/14/26	100,465,000	100,335,228
U.S. Treasury Bill	ZCP	05/21/26	17,786,400	17,751,114
U.S. Treasury Bill	ZCP	05/26/26	14,924,000	14,886,883
U.S. Treasury Bill	ZCP	05/28/26	25,674,600	25,605,893
U.S. Treasury Bill	ZCP	06/02/26	11,939,200	11,901,037
U.S. Treasury Bill	ZCP	06/04/26	14,574,100	14,524,654
U.S. Treasury Bill	ZCP	06/11/26	151,693,400	151,071,771
U.S. Treasury Bill	ZCP	06/18/26	21,327,100	21,224,648
U.S. Treasury Bill	ZCP	06/23/26	4,984,400	4,957,769
U.S. Treasury Bill	ZCP	06/25/26	31,962,000	31,785,000
U.S. Treasury Bill	ZCP	07/02/26	22,465,200	22,325,425
U.S. Treasury Bill	ZCP	07/09/26	112,487,700	111,711,656
U.S. Treasury Bill	ZCP	08/06/26	103,354,300	102,356,046
U.S. Treasury Bill	ZCP	08/13/26	9,812,800	9,711,251
U.S. Treasury Bill	ZCP	08/20/26	11,961,600	11,829,354
U.S. Treasury Bill	ZCP	09/03/26	103,666,300	102,377,479
U.S. Treasury Bill	ZCP	10/01/26	92,900,100	91,485,401
U.S. Treasury Bill	ZCP	10/29/26	79,528,700	78,102,536
U.S. Treasury Bill	ZCP	11/27/26	143,237,700	140,278,983
U.S. Treasury Bill	ZCP	12/24/26	167,965,800	164,055,716
U.S. Treasury Bill	ZCP	01/21/27	167,260,600	162,924,180
U.S. Treasury Bill	ZCP	02/18/27	154,852,800	150,383,025
U.S. Treasury Bill	ZCP	03/18/27	174,276,700	168,763,544
U.S. Treasury Bill	ZCP	04/15/27	140,000,000	135,160,428
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,873,065,574)				1,872,339,881

TIME DEPOSITS – 1.6%
Citibank, New York	2.98	05/01/26	29,471,670	29,471,670
TOTAL TIME DEPOSITS (Cost – $29,471,670)				29,471,670
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,902,537,244)				1,901,811,551

TOTAL INVESTMENTS – 101.1% (Cost – $1,902,537,244)				$1,901,811,551
OTHER ASSETS LESS LIABILITIES – (1.1)%				(21,509,794)
NET ASSETS – 100.0%				$1,880,301,757

ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	6.50	11/15/26	$1,572,600	$1,596,465
U.S. Treasury Note	0.38	07/31/27	10,957,400	10,497,061
U.S. Treasury Note	0.38	09/30/27	12,567,600	11,973,094
U.S. Treasury Note	0.50	04/30/27	8,201,400	7,940,301
U.S. Treasury Note	0.50	05/31/27	8,105,000	7,824,174
U.S. Treasury Note	0.50	06/30/27	9,673,200	9,311,211
U.S. Treasury Note	0.50	08/31/27	9,518,500	9,107,643
U.S. Treasury Note	0.50	10/31/27	11,000,000	10,466,973
U.S. Treasury Note	0.63	03/31/27	5,904,000	5,740,256
U.S. Treasury Note	1.13	02/28/27	3,560,000	3,484,280
U.S. Treasury Note	1.25	11/30/26	18,202,000	17,945,323
U.S. Treasury Note	1.25	12/31/26	15,550,900	15,301,235
U.S. Treasury Note	1.50	01/31/27	22,263,600	21,899,642
U.S. Treasury Note	1.63	11/30/26	5,248,800	5,186,368
U.S. Treasury Note	1.75	12/31/26	7,394,000	7,299,264
U.S. Treasury Note	1.88	02/28/27	14,971,200	14,743,708
U.S. Treasury Note	2.00	11/15/26	13,314,500	13,194,097
U.S. Treasury Note	2.25	02/15/27	11,348,800	11,217,579
U.S. Treasury Note	2.25	08/15/27	11,152,000	10,927,653
U.S. Treasury Note	2.25	11/15/27	10,000,000	9,759,961
U.S. Treasury Note	2.38	05/15/27	14,336,200	14,130,677
U.S. Treasury Note	2.50	03/31/27	14,046,100	13,890,276
U.S. Treasury Note	2.63	05/31/27	11,889,600	11,743,070
U.S. Treasury Note	2.75	04/30/27	12,227,200	12,104,689
U.S. Treasury Note	2.75	07/31/27	10,812,800	10,671,304
U.S. Treasury Note	3.13	08/31/27	11,307,300	11,201,515
U.S. Treasury Note	3.25	06/30/27	11,826,200	11,750,900
U.S. Treasury Note	3.38	09/15/27	14,110,400	14,021,383
U.S. Treasury Note	3.50	09/30/27	18,844,800	18,752,048
U.S. Treasury Note	3.50	10/31/27	15,000,000	14,918,848
U.S. Treasury Note	3.63	08/31/27	16,088,000	16,040,867
U.S. Treasury Note	3.75	04/30/27	16,509,600	16,505,086
U.S. Treasury Note	3.75	06/30/27	16,275,000	16,261,967
U.S. Treasury Note	3.75	08/15/27	14,194,000	14,176,535
U.S. Treasury Note	3.88	03/31/27	20,641,300	20,663,473
U.S. Treasury Note	3.88	05/31/27	17,296,600	17,310,451
U.S. Treasury Note	3.88	07/31/27	14,403,400	14,409,308
U.S. Treasury Note	3.88	10/15/27	15,706,200	15,708,041
U.S. Treasury Note	4.00	01/15/27	15,504,900	15,536,092
U.S. Treasury Note	4.13	01/31/27	19,304,300	19,360,479
U.S. Treasury Note	4.13	02/15/27	14,473,900	14,516,587
U.S. Treasury Note	4.13	02/28/27	19,743,400	19,803,941
U.S. Treasury Note	4.13	09/30/27	12,041,200	12,084,238
U.S. Treasury Note	4.13	10/31/27	8,300,000	8,329,180
U.S. Treasury Note	4.13	11/15/27	14,000,000	14,052,227
U.S. Treasury Note	4.25	11/30/26	18,573,500	18,630,817
U.S. Treasury Note	4.25	12/31/26	19,601,300	19,666,382
U.S. Treasury Note	4.25	03/15/27	16,570,400	16,643,543

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.38	12/15/26	$13,392,000	$13,448,498
U.S. Treasury Note	4.38	07/15/27	15,050,600	15,146,724
U.S. Treasury Note	4.50	04/15/27	16,884,000	17,000,407
U.S. Treasury Note	4.50	05/15/27	14,973,600	15,080,638
U.S. Treasury Note	4.63	11/15/26	13,204,400	13,267,843
U.S. Treasury Note	4.63	06/15/27	15,347,800	15,485,990
TOTAL GOVERNMENT OBLIGATIONS (Cost – $718,671,647)				717,730,312

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	2.98	05/01/26	2,360,047	2,360,047
TOTAL SHORT-TERM INVESTMENTS (Cost – $2,360,047)				2,360,047

TOTAL INVESTMENTS – 99.2% (Cost – $721,031,694)				$720,090,359
OTHER ASSETS LESS LIABILITIES – 0.8%				6,079,512
NET ASSETS – 100.0%				$726,169,871

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	5.25	11/15/28	$347,000	$358,345
U.S. Treasury Note	0.38	07/31/27	1,610,100	1,542,457
U.S. Treasury Note	0.38	09/30/27	1,853,600	1,765,916
U.S. Treasury Note	0.50	05/31/27	1,598,300	1,542,921
U.S. Treasury Note	0.50	06/30/27	1,399,100	1,346,743
U.S. Treasury Note	0.50	08/31/27	1,882,300	1,801,052
U.S. Treasury Note	0.50	10/31/27	1,266,000	1,204,653
U.S. Treasury Note	0.63	11/30/27	1,869,000	1,776,499
U.S. Treasury Note	0.63	12/31/27	2,104,600	1,994,972
U.S. Treasury Note	0.75	01/31/28	2,489,900	2,359,083
U.S. Treasury Note	1.00	07/31/28	2,474,500	2,321,680
U.S. Treasury Note	1.13	02/29/28	2,422,000	2,305,157
U.S. Treasury Note	1.13	08/31/28	2,479,000	2,326,968
U.S. Treasury Note	1.25	03/31/28	2,270,100	2,160,497
U.S. Treasury Note	1.25	04/30/28	2,113,700	2,007,478
U.S. Treasury Note	1.25	05/31/28	2,180,300	2,066,090
U.S. Treasury Note	1.25	06/30/28	2,070,800	1,958,281
U.S. Treasury Note	1.25	09/30/28	2,449,900	2,301,662
U.S. Treasury Note	1.38	10/31/28	2,349,800	2,209,730
U.S. Treasury Note	1.38	12/31/28	2,095,800	1,963,175
U.S. Treasury Note	1.50	11/30/28	2,451,900	2,308,521
U.S. Treasury Note	1.75	01/31/29	1,884,800	1,779,516
U.S. Treasury Note	1.88	02/28/29	1,874,200	1,772,876
U.S. Treasury Note	2.25	08/15/27	1,639,300	1,606,322
U.S. Treasury Note	2.25	11/15/27	1,811,300	1,767,822
U.S. Treasury Note	2.38	05/15/27	1,712,200	1,687,654
U.S. Treasury Note	2.38	03/31/29	1,561,600	1,496,025
U.S. Treasury Note	2.38	05/15/29	1,960,500	1,874,881
U.S. Treasury Note	2.63	05/31/27	1,838,800	1,816,138
U.S. Treasury Note	2.63	02/15/29	2,409,800	2,328,752
U.S. Treasury Note	2.75	07/31/27	1,876,200	1,851,648
U.S. Treasury Note	2.75	02/15/28	2,421,300	2,374,104
U.S. Treasury Note	2.75	05/31/29	1,548,400	1,496,202
U.S. Treasury Note	2.88	05/15/28	2,231,800	2,187,687
U.S. Treasury Note	2.88	08/15/28	2,259,500	2,209,632
U.S. Treasury Note	2.88	04/30/29	1,439,300	1,397,189
U.S. Treasury Note	3.13	08/31/27	2,095,900	2,076,292
U.S. Treasury Note	3.13	11/15/28	2,402,900	2,358,033
U.S. Treasury Note	3.25	06/30/27	1,781,800	1,770,455
U.S. Treasury Note	3.25	06/30/29	2,000,000	1,960,469
U.S. Treasury Note	3.38	09/15/27	1,696,600	1,685,897
U.S. Treasury Note	3.38	11/30/27	651,400	646,425
U.S. Treasury Note	3.38	12/31/27	825,300	818,594
U.S. Treasury Note	3.38	02/29/28	464,900	460,850
U.S. Treasury Note	3.38	09/15/28	2,036,700	2,012,673
U.S. Treasury Note	3.50	09/30/27	464,900	462,612
U.S. Treasury Note	3.50	10/31/27	641,800	638,328

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	3.50	01/31/28	$2,120,400	$2,106,733
U.S. Treasury Note	3.50	04/30/28	1,574,400	1,562,746
U.S. Treasury Note	3.50	10/15/28	2,336,600	2,314,694
U.S. Treasury Note	3.50	11/15/28	2,064,900	2,044,816
U.S. Treasury Note	3.50	12/15/28	1,256,000	1,243,489
U.S. Treasury Note	3.50	01/15/29	2,061,600	2,040,340
U.S. Treasury Note	3.50	02/15/29	2,209,600	2,186,037
U.S. Treasury Note	3.50	03/15/29	2,270,400	2,245,656
U.S. Treasury Note	3.63	03/31/28	1,876,100	1,867,013
U.S. Treasury Note	3.63	05/31/28	1,446,800	1,439,170
U.S. Treasury Note	3.63	08/15/28	2,313,300	2,299,926
U.S. Treasury Note	3.75	06/30/27	1,205,000	1,204,035
U.S. Treasury Note	3.75	08/15/27	1,544,100	1,542,200
U.S. Treasury Note	3.75	04/15/28	2,120,000	2,114,617
U.S. Treasury Note	3.75	05/15/28	2,333,600	2,327,219
U.S. Treasury Note	3.75	12/31/28	2,336,600	2,327,473
U.S. Treasury Note	3.88	05/31/27	843,400	844,075
U.S. Treasury Note	3.88	07/31/27	628,800	629,058
U.S. Treasury Note	3.88	10/15/27	2,270,000	2,270,266
U.S. Treasury Note	3.88	11/30/27	1,985,900	1,985,784
U.S. Treasury Note	3.88	12/31/27	1,772,400	1,772,089
U.S. Treasury Note	3.88	03/15/28	1,412,000	1,411,724
U.S. Treasury Note	3.88	06/15/28	2,014,400	2,014,085
U.S. Treasury Note	3.88	07/15/28	1,994,800	1,994,099
U.S. Treasury Note	3.88	04/15/29	2,500,000	2,497,559
U.S. Treasury Note	4.00	12/15/27	1,996,800	2,000,583
U.S. Treasury Note	4.00	02/29/28	1,806,000	1,809,810
U.S. Treasury Note	4.00	06/30/28	1,698,700	1,702,748
U.S. Treasury Note	4.00	01/31/29	2,268,800	2,274,206
U.S. Treasury Note	4.13	09/30/27	1,764,900	1,771,208
U.S. Treasury Note	4.13	10/31/27	1,943,900	1,950,734
U.S. Treasury Note	4.13	11/15/27	2,160,800	2,168,861
U.S. Treasury Note	4.13	07/31/28	1,660,600	1,668,968
U.S. Treasury Note	4.13	03/31/29	2,408,800	2,422,632
U.S. Treasury Note	4.25	01/15/28	2,138,000	2,150,778
U.S. Treasury Note	4.25	02/15/28	2,223,900	2,237,799
U.S. Treasury Note	4.25	02/28/29	2,437,800	2,459,702
U.S. Treasury Note	4.25	06/30/29	2,683,600	2,709,493
U.S. Treasury Note	4.38	07/15/27	2,023,400	2,036,323
U.S. Treasury Note	4.38	08/31/28	1,780,000	1,798,704
U.S. Treasury Note	4.38	11/30/28	2,197,400	2,222,550
U.S. Treasury Note	4.50	05/31/29	2,326,000	2,364,797
U.S. Treasury Note	4.63	06/15/27	1,998,600	2,016,595
U.S. Treasury Note	4.63	09/30/28	1,649,900	1,677,549
U.S. Treasury Note	4.63	04/30/29	2,655,000	2,707,789
U.S. Treasury Note	4.88	10/31/28	2,062,600	2,109,895
TOTAL GOVERNMENT OBLIGATIONS (Cost – $173,313,283)				172,705,583

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	2.98	05/01/26	$738,652	$738,652
TOTAL SHORT-TERM INVESTMENTS (Cost – $738,652)				738,652

TOTAL INVESTMENTS – 99.3% (Cost – $174,051,935)				$173,444,235
OTHER ASSETS LESS LIABILITIES – 0.7%				1,190,130
NET ASSETS – 100.0%				$174,634,365

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.25	11/15/28	$464,000	$479,171
U.S. Treasury Note	0.63	05/15/30	5,439,200	4,763,762
U.S. Treasury Note	1.00	07/31/28	4,029,900	3,781,022
U.S. Treasury Note	1.13	08/31/28	4,083,000	3,832,597
U.S. Treasury Note	1.25	05/31/28	3,508,400	3,324,620
U.S. Treasury Note	1.25	06/30/28	3,377,000	3,193,508
U.S. Treasury Note	1.25	09/30/28	3,428,100	3,220,673
U.S. Treasury Note	1.38	10/31/28	3,465,400	3,258,830
U.S. Treasury Note	1.38	12/31/28	2,932,100	2,746,553
U.S. Treasury Note	1.50	11/30/28	4,163,500	3,920,033
U.S. Treasury Note	1.50	02/15/30	4,034,400	3,688,955
U.S. Treasury Note	1.63	08/15/29	3,073,400	2,858,142
U.S. Treasury Note	1.75	01/31/29	3,293,400	3,109,433
U.S. Treasury Note	1.75	11/15/29	2,303,700	2,139,471
U.S. Treasury Note	1.88	02/28/29	3,221,400	3,047,243
U.S. Treasury Note	2.38	03/31/29	2,940,200	2,816,735
U.S. Treasury Note	2.38	05/15/29	3,549,200	3,394,200
U.S. Treasury Note	2.63	02/15/29	3,360,400	3,247,380
U.S. Treasury Note	2.63	07/31/29	2,609,500	2,506,343
U.S. Treasury Note	2.75	05/31/29	2,054,900	1,985,627
U.S. Treasury Note	2.88	08/15/28	3,199,200	3,128,593
U.S. Treasury Note	2.88	04/30/29	1,915,900	1,859,845
U.S. Treasury Note	3.13	11/15/28	4,160,900	4,083,208
U.S. Treasury Note	3.13	08/31/29	2,467,000	2,404,843
U.S. Treasury Note	3.25	06/30/29	2,891,900	2,834,740
U.S. Treasury Note	3.38	09/15/28	1,100,000	1,087,023
U.S. Treasury Note	3.50	10/15/28	1,000,000	990,625
U.S. Treasury Note	3.50	11/15/28	746,400	739,140
U.S. Treasury Note	3.50	12/15/28	1,492,300	1,477,435
U.S. Treasury Note	3.50	01/15/29	1,492,300	1,476,911
U.S. Treasury Note	3.50	02/15/29	1,000,000	989,336
U.S. Treasury Note	3.50	03/15/29	1,000,000	989,102
U.S. Treasury Note	3.50	09/30/29	4,864,900	4,797,058
U.S. Treasury Note	3.50	01/31/30	2,658,600	2,615,813
U.S. Treasury Note	3.50	04/30/30	2,225,600	2,186,739
U.S. Treasury Note	3.63	08/15/28	1,075,400	1,069,183
U.S. Treasury Note	3.63	08/31/29	4,381,200	4,338,244
U.S. Treasury Note	3.63	03/31/30	2,507,800	2,476,550
U.S. Treasury Note	3.63	08/31/30	3,500,000	3,447,774
U.S. Treasury Note	3.75	12/31/28	2,800,100	2,789,162
U.S. Treasury Note	3.75	05/31/30	2,665,300	2,642,187
U.S. Treasury Note	3.75	06/30/30	2,462,900	2,440,965
U.S. Treasury Note	3.88	07/15/28	802,300	802,018
U.S. Treasury Note	3.88	09/30/29	2,444,300	2,438,762
U.S. Treasury Note	3.88	11/30/29	2,332,400	2,326,387
U.S. Treasury Note	3.88	12/31/29	2,543,400	2,536,147
U.S. Treasury Note	3.88	04/30/30	4,969,400	4,951,153
U.S. Treasury Note	3.88	06/30/30	4,926,500	4,905,716

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	3.88	07/31/30	$4,618,800	$4,598,232
U.S. Treasury Note	4.00	06/30/28	2,512,600	2,518,587
U.S. Treasury Note	4.00	01/31/29	3,775,400	3,784,396
U.S. Treasury Note	4.00	07/31/29	4,882,400	4,892,508
U.S. Treasury Note	4.00	10/31/29	2,578,100	2,582,430
U.S. Treasury Note	4.00	02/28/30	7,496,400	7,504,892
U.S. Treasury Note	4.00	03/31/30	4,851,300	4,856,227
U.S. Treasury Note	4.00	05/31/30	5,330,600	5,334,765
U.S. Treasury Note	4.00	07/31/30	2,052,800	2,053,361
U.S. Treasury Note	4.13	07/31/28	3,041,200	3,056,525
U.S. Treasury Note	4.13	03/31/29	4,173,900	4,197,867
U.S. Treasury Note	4.13	10/31/29	4,425,100	4,450,337
U.S. Treasury Note	4.13	11/30/29	4,622,700	4,649,244
U.S. Treasury Note	4.13	08/31/30	2,000,000	2,009,766
U.S. Treasury Note	4.25	02/28/29	3,774,500	3,808,412
U.S. Treasury Note	4.25	06/30/29	3,658,600	3,693,900
U.S. Treasury Note	4.25	01/31/30	4,929,000	4,977,327
U.S. Treasury Note	4.38	08/31/28	2,942,200	2,973,116
U.S. Treasury Note	4.38	11/30/28	3,521,800	3,562,108
U.S. Treasury Note	4.38	12/31/29	4,796,100	4,864,107
U.S. Treasury Note	4.50	05/31/29	3,137,100	3,189,426
U.S. Treasury Note	4.63	09/30/28	3,507,500	3,566,278
U.S. Treasury Note	4.63	04/30/29	3,717,600	3,791,516
U.S. Treasury Note	4.63	09/30/30	2,257,600	2,314,128
U.S. Treasury Note	4.88	10/31/28	2,906,200	2,972,838
U.S. Treasury Note	4.88	10/31/30	2,000,000	2,070,859
U.S. Treasury Note	4.88	10/31/30	2,000,000	2,070,859
TOTAL GOVERNMENT OBLIGATIONS (Cost – $229,389,209)				228,412,109

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Citibank, New York	2.98	05/01/26	844,051	844,051
TOTAL SHORT-TERM INVESTMENTS (Cost – $844,051)				844,051

TOTAL INVESTMENTS – 99.2% (Cost – $230,233,260)				$229,256,160
OTHER ASSETS LESS LIABILITIES – 0.8%				1,827,965
NET ASSETS – 100.0%				$231,084,125

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.38	02/15/31	$1,491,500	$1,579,767
U.S. Treasury Note	0.63	08/15/30	17,042,800	14,800,607
U.S. Treasury Note	0.88	11/15/30	15,523,900	13,524,592
U.S. Treasury Note	1.13	02/15/31	14,762,300	12,924,509
U.S. Treasury Note	1.25	08/15/31	19,710,200	17,090,129
U.S. Treasury Note	1.38	11/15/31	18,739,500	16,228,700
U.S. Treasury Note	1.63	05/15/31	12,603,500	11,224,008
U.S. Treasury Note	1.88	02/15/32	18,916,500	16,746,275
U.S. Treasury Note	2.75	08/15/32	19,799,900	18,263,087
U.S. Treasury Note	2.88	05/15/32	18,716,400	17,458,892
U.S. Treasury Note	3.50	11/30/30	6,196,800	6,066,570
U.S. Treasury Note	3.50	02/28/31	7,071,100	6,913,934
U.S. Treasury Note	3.50	02/15/33	14,000,000	13,426,875
U.S. Treasury Note	3.63	09/30/30	8,314,400	8,189,684
U.S. Treasury Note	3.63	10/31/30	8,508,000	8,376,724
U.S. Treasury Note	3.63	12/31/30	5,863,900	5,768,612
U.S. Treasury Note	3.63	09/30/31	6,638,200	6,495,323
U.S. Treasury Note	3.75	12/31/30	7,938,900	7,848,967
U.S. Treasury Note	3.75	01/31/31	6,762,500	6,685,894
U.S. Treasury Note	3.75	08/31/31	7,838,600	7,720,715
U.S. Treasury Note	3.75	10/31/32	8,944,300	8,729,078
U.S. Treasury Note	3.75	11/30/32	8,448,400	8,239,830
U.S. Treasury Note	3.75	02/28/33	3,600,000	3,505,641
U.S. Treasury Note	3.88	03/31/31	7,000,000	6,954,609
U.S. Treasury Note	3.88	08/31/32	8,221,600	8,091,532
U.S. Treasury Note	3.88	09/30/32	9,081,600	8,933,315
U.S. Treasury Note	3.88	12/31/32	9,137,300	8,971,686
U.S. Treasury Note	4.00	01/31/31	6,331,300	6,325,117
U.S. Treasury Note	4.00	04/30/32	8,752,600	8,693,452
U.S. Treasury Note	4.00	06/30/32	8,719,800	8,651,336
U.S. Treasury Note	4.00	07/31/32	8,468,000	8,396,551
U.S. Treasury Note	4.00	01/31/33	9,091,800	8,989,517
U.S. Treasury Note	4.13	03/31/31	6,330,400	6,357,106
U.S. Treasury Note	4.13	07/31/31	5,921,100	5,941,222
U.S. Treasury Note	4.13	10/31/31	5,081,200	5,092,117
U.S. Treasury Note	4.13	11/30/31	7,716,400	7,730,567
U.S. Treasury Note	4.13	02/29/32	7,452,800	7,456,293
U.S. Treasury Note	4.13	03/31/32	7,565,500	7,567,273
U.S. Treasury Note	4.13	05/31/32	7,745,700	7,739,951
U.S. Treasury Note	4.13	11/15/32	19,803,300	19,742,188
U.S. Treasury Note	4.25	02/28/31	5,793,400	5,849,524
U.S. Treasury Note	4.25	06/30/31	6,605,900	6,667,572
U.S. Treasury Note	4.25	03/31/33	3,600,000	3,610,266
U.S. Treasury Note	4.38	11/30/30	6,179,200	6,271,888
U.S. Treasury Note	4.38	01/31/32	9,101,600	9,225,680
U.S. Treasury Note	4.50	12/31/31	8,567,200	8,740,217
U.S. Treasury Note	4.63	04/30/31	5,635,100	5,783,682
U.S. Treasury Note	4.63	05/31/31	6,442,900	6,612,781
TOTAL GOVERNMENT OBLIGATIONS (Cost – $436,305,527)				432,203,855

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	2.98	05/01/26	$1,425,705	$1,425,705
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,425,705)				1,425,705

TOTAL INVESTMENTS – 99.1% (Cost – $437,731,232)				$433,629,560
OTHER ASSETS LESS LIABILITIES – 0.9%				3,722,421
NET ASSETS – 100.0%				$437,351,981

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	4.50	02/15/36	$2,469,200	$2,505,659
U.S. Treasury Bond	4.75	02/15/37	1,367,200	1,408,643
U.S. Treasury Bond	5.00	05/15/37	2,259,600	2,377,699
U.S. Treasury Note	1.25	08/15/31	5,209,500	4,517,003
U.S. Treasury Note	1.38	11/15/31	4,637,500	4,016,147
U.S. Treasury Note	1.88	02/15/32	4,018,400	3,557,383
U.S. Treasury Note	2.75	08/15/32	5,070,000	4,676,481
U.S. Treasury Note	2.88	05/15/32	4,215,300	3,932,085
U.S. Treasury Note	3.38	05/15/33	5,441,700	5,166,001
U.S. Treasury Note	3.50	02/15/33	5,313,000	5,095,499
U.S. Treasury Note	3.75	10/31/32	1,813,300	1,769,667
U.S. Treasury Note	3.75	11/30/32	1,920,400	1,872,990
U.S. Treasury Note	3.75	02/28/33	1,080,000	1,051,692
U.S. Treasury Note	3.88	08/31/32	1,633,800	1,607,953
U.S. Treasury Note	3.88	09/30/32	1,834,500	1,804,546
U.S. Treasury Note	3.88	12/31/32	2,544,300	2,498,185
U.S. Treasury Note	3.88	08/15/33	4,726,000	4,622,065
U.S. Treasury Note	3.88	08/15/34	33,174,200	32,197,116
U.S. Treasury Note	4.00	04/30/32	1,734,300	1,722,580
U.S. Treasury Note	4.00	06/30/32	2,170,400	2,153,359
U.S. Treasury Note	4.00	07/31/32	2,333,800	2,314,109
U.S. Treasury Note	4.00	02/15/34	4,873,200	4,787,729
U.S. Treasury Note	4.00	11/15/35	33,392,700	32,411,789
U.S. Treasury Note	4.13	02/29/32	1,927,300	1,928,203
U.S. Treasury Note	4.13	03/31/32	1,811,400	1,811,825
U.S. Treasury Note	4.13	05/31/32	2,137,200	2,135,614
U.S. Treasury Note	4.13	11/15/32	4,866,600	4,851,582
U.S. Treasury Note	4.13	02/15/36	32,895,100	32,205,074
U.S. Treasury Note	4.25	03/31/33	1,080,000	1,083,080
U.S. Treasury Note	4.25	11/15/34	33,074,800	32,913,302
U.S. Treasury Note	4.25	05/15/35	32,765,500	32,522,319
U.S. Treasury Note	4.25	08/15/35	34,497,700	34,201,235
U.S. Treasury Note	4.38	01/31/32	1,729,800	1,753,382
U.S. Treasury Note	4.38	05/15/34	5,391,900	5,426,231
U.S. Treasury Note	4.50	11/15/33	5,736,300	5,829,739
U.S. Treasury Note	4.63	02/15/35	33,542,100	34,254,870
TOTAL GOVERNMENT OBLIGATIONS (Cost – $322,583,625)				318,982,836

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase, New York	2.98	05/01/26	296,360	296,360
TOTAL SHORT-TERM INVESTMENTS (Cost – $296,360)				296,360

TOTAL INVESTMENTS – 98.5% (Cost – $322,879,985)				$319,279,196
OTHER ASSETS LESS LIABILITIES – 1.5%				4,916,223
NET ASSETS – 100.0%				$324,195,419

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3%
U.S. Treasury Bond	1.13	05/15/40	$18,327,300	$11,476,040
U.S. Treasury Bond	1.13	08/15/40	23,068,800	14,290,040
U.S. Treasury Bond	1.38	11/15/40	25,052,100	16,029,430
U.S. Treasury Bond	1.75	08/15/41	31,859,800	21,159,388
U.S. Treasury Bond	1.88	02/15/41	33,776,200	23,242,248
U.S. Treasury Bond	2.00	11/15/41	27,765,500	19,064,920
U.S. Treasury Bond	2.25	05/15/41	32,419,700	23,463,758
U.S. Treasury Bond	2.38	02/15/42	23,186,500	16,783,041
U.S. Treasury Bond	2.75	08/15/42	8,272,400	6,276,037
U.S. Treasury Bond	2.75	11/15/42	9,614,100	7,255,641
U.S. Treasury Bond	2.88	05/15/43	14,823,300	11,295,818
U.S. Treasury Bond	3.00	05/15/42	11,819,000	9,347,167
U.S. Treasury Bond	3.00	11/15/44	9,445,600	7,166,849
U.S. Treasury Bond	3.00	05/15/45	7,971,200	6,010,160
U.S. Treasury Bond	3.00	11/15/45	5,481,100	4,106,115
U.S. Treasury Bond	3.13	11/15/41	6,485,700	5,267,098
U.S. Treasury Bond	3.13	02/15/42	11,711,100	9,463,118
U.S. Treasury Bond	3.13	02/15/43	8,952,000	7,108,448
U.S. Treasury Bond	3.13	08/15/44	13,168,700	10,231,463
U.S. Treasury Bond	3.25	05/15/42	29,677,700	24,291,661
U.S. Treasury Bond	3.38	08/15/42	16,982,300	14,088,675
U.S. Treasury Bond	3.38	05/15/44	10,922,700	8,844,827
U.S. Treasury Bond	3.50	02/15/39	3,534,200	3,170,288
U.S. Treasury Bond	3.63	08/15/43	18,118,600	15,339,943
U.S. Treasury Bond	3.63	02/15/44	11,221,100	9,445,010
U.S. Treasury Bond	3.75	08/15/41	5,779,900	5,115,211
U.S. Treasury Bond	3.75	11/15/43	11,628,900	9,990,860
U.S. Treasury Bond	3.88	08/15/40	5,967,500	5,427,628
U.S. Treasury Bond	3.88	02/15/43	21,012,200	18,523,568
U.S. Treasury Bond	3.88	05/15/43	19,889,900	17,482,911
U.S. Treasury Bond	4.00	11/15/42	17,723,200	15,924,572
U.S. Treasury Bond	4.13	08/15/44	16,123,600	14,497,384
U.S. Treasury Bond	4.25	05/15/39	3,822,200	3,684,541
U.S. Treasury Bond	4.25	11/15/40	5,807,200	5,495,063
U.S. Treasury Bond	4.38	02/15/38	1,587,400	1,575,122
U.S. Treasury Bond	4.38	11/15/39	5,876,200	5,693,028
U.S. Treasury Bond	4.38	05/15/40	5,726,900	5,524,669
U.S. Treasury Bond	4.38	05/15/41	5,670,400	5,418,333
U.S. Treasury Bond	4.38	08/15/43	20,420,800	19,107,806
U.S. Treasury Bond	4.50	02/15/36	2,645,700	2,684,765
U.S. Treasury Bond	4.50	05/15/38	2,911,400	2,913,902
U.S. Treasury Bond	4.50	08/15/39	4,409,500	4,339,568
U.S. Treasury Bond	4.50	02/15/44	11,625,500	11,014,253
U.S. Treasury Bond	4.63	02/15/40	5,756,800	5,714,074
U.S. Treasury Bond	4.63	05/15/44	6,699,400	6,442,415
U.S. Treasury Bond	4.63	11/15/44	13,275,400	12,731,938
U.S. Treasury Bond	4.63	11/15/45	17,088,800	16,334,490
U.S. Treasury Bond	4.63	02/15/46	11,471,200	10,955,892

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3% (Continued)
U.S. Treasury Bond	4.75	02/15/37	$1,622,700	$1,671,888
U.S. Treasury Bond	4.75	02/15/41	6,096,700	6,083,840
U.S. Treasury Bond	4.75	11/15/43	18,859,100	18,467,184
U.S. Treasury Bond	4.75	02/15/45	14,576,200	14,195,852
U.S. Treasury Bond	4.88	08/15/45	13,300,100	13,141,122
U.S. Treasury Bond	5.00	05/15/37	2,176,300	2,290,046
U.S. Treasury Bond	5.00	05/15/45	12,229,100	12,279,736
U.S. Treasury Note	3.38	05/15/33	32,255,100	30,620,926
U.S. Treasury Note	3.88	08/15/33	32,840,400	32,118,168
U.S. Treasury Note	3.88	08/15/34	35,861,900	34,805,655
U.S. Treasury Note	4.00	02/15/34	34,733,100	34,123,914
U.S. Treasury Note	4.00	11/15/35	34,348,800	33,339,804
U.S. Treasury Note	4.13	04/30/33	7,000,000	6,965,000
U.S. Treasury Note	4.13	02/15/36	33,557,000	32,853,090
U.S. Treasury Note	4.25	11/15/34	36,194,900	36,018,167
U.S. Treasury Note	4.25	05/15/35	34,164,600	33,911,035
U.S. Treasury Note	4.25	08/15/35	39,072,600	38,736,820
U.S. Treasury Note	4.38	05/15/34	34,861,800	35,083,772
U.S. Treasury Note	4.50	11/15/33	37,129,700	37,734,508
U.S. Treasury Note	4.63	02/15/35	35,054,800	35,799,715
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,019,978,850)				1,001,049,418

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	2.98	05/01/26	807,755	807,755
TOTAL SHORT-TERM INVESTMENTS (Cost – $807,755)				807,755

TOTAL INVESTMENTS – 98.4% (Cost – $1,020,786,605)				$1,001,857,173
OTHER ASSETS LESS LIABILITIES – 1.6%				16,736,234
NET ASSETS – 100.0%				$1,018,593,407

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	1.25	05/15/50	$17,349,200	$8,139,215
U.S. Treasury Bond	1.38	08/15/50	19,512,200	9,428,356
U.S. Treasury Bond	1.63	11/15/50	19,182,500	9,887,979
U.S. Treasury Bond	1.88	02/15/51	21,416,200	11,748,793
U.S. Treasury Bond	1.88	11/15/51	19,995,100	10,847,342
U.S. Treasury Bond	2.00	02/15/50	14,689,200	8,454,323
U.S. Treasury Bond	2.00	08/15/51	21,384,200	12,025,271
U.S. Treasury Bond	2.25	08/15/49	12,585,900	7,740,329
U.S. Treasury Bond	2.25	02/15/52	18,238,600	10,854,817
U.S. Treasury Bond	2.38	11/15/49	11,657,400	7,343,251
U.S. Treasury Bond	2.38	05/15/51	21,460,000	13,268,316
U.S. Treasury Bond	2.88	05/15/52	17,189,400	11,772,053
U.S. Treasury Bond	3.00	08/15/52	16,426,300	11,529,209
U.S. Treasury Strip	ZCP	02/15/46	681,100	248,194
U.S. Treasury Strip	ZCP	05/15/46	1,214,200	436,667
U.S. Treasury Strip	ZCP	08/15/46	2,066,800	733,543
U.S. Treasury Strip	ZCP	11/15/46	911,700	319,249
U.S. Treasury Strip	ZCP	02/15/47	1,808,200	624,537
U.S. Treasury Strip	ZCP	05/15/47	2,213,400	754,241
U.S. Treasury Strip	ZCP	08/15/47	3,497,100	1,175,662
U.S. Treasury Strip	ZCP	11/15/47	4,025,600	1,335,165
U.S. Treasury Strip	ZCP	02/15/48	4,724,900	1,544,953
U.S. Treasury Strip	ZCP	05/15/48	3,002,800	970,248
U.S. Treasury Strip	ZCP	08/15/48	5,347,100	1,702,160
U.S. Treasury Strip	ZCP	11/15/48	5,716,300	1,797,683
U.S. Treasury Strip	ZCP	02/15/49	6,550,800	2,031,536
U.S. Treasury Strip	ZCP	05/15/49	7,059,200	2,162,549
U.S. Treasury Strip	ZCP	08/15/49	2,946,100	891,901
U.S. Treasury Strip	ZCP	11/15/49	3,191,600	952,998
U.S. Treasury Strip	ZCP	02/15/50	5,086,800	1,500,647
U.S. Treasury Strip	ZCP	05/15/50	3,580,100	1,048,774
U.S. Treasury Strip	ZCP	08/15/50	4,544,300	1,311,751
U.S. Treasury Strip	ZCP	11/15/50	7,643,900	2,171,867
U.S. Treasury Strip	ZCP	02/15/51	8,780,500	2,462,473
U.S. Treasury Strip	ZCP	05/15/51	8,823,200	2,443,332
U.S. Treasury Strip	ZCP	08/15/51	8,330,900	2,279,188
U.S. Treasury Strip	ZCP	11/15/51	7,393,900	2,000,078
U.S. Treasury Strip	ZCP	02/15/52	9,542,500	2,550,202
U.S. Treasury Strip	ZCP	05/15/52	2,734,200	721,837
U.S. Treasury Strip	ZCP	08/15/52	9,754,400	2,544,611
U.S. Treasury Strip	ZCP	11/15/52	3,923,200	1,013,651
U.S. Treasury Strip	ZCP	02/15/53	9,000,400	2,294,992
U.S. Treasury Strip	ZCP	05/15/53	11,616,900	2,929,464
U.S. Treasury Strip	ZCP	08/15/53	2,950,400	736,346
U.S. Treasury Strip	ZCP	11/15/53	4,381,900	1,085,046
U.S. Treasury Strip	ZCP	02/15/54	8,216,100	2,005,879
U.S. Treasury Strip	ZCP	05/15/54	7,748,100	1,876,180
U.S. Treasury Strip	ZCP	08/15/54	8,297,400	1,986,749

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Strip	ZCP	11/15/54	$6,388,500	$1,513,077
U.S. Treasury Strip	ZCP	02/15/55	8,529,300	1,998,325
U.S. Treasury Strip	ZCP	05/15/55	6,254,900	1,451,392
U.S. Treasury Strip	ZCP	08/15/55	5,745,300	1,320,296
U.S. Treasury Strip	ZCP	11/15/55	5,462,100	1,243,052
U.S. Treasury Strip	ZCP	02/15/56	2,300,000	517,819
TOTAL GOVERNMENT OBLIGATIONS (Cost – $200,037,368)				193,727,568

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
Sumitomo Mitsui Trust Bank, London	2.98	05/01/26	16,494	16,494
TOTAL SHORT-TERM INVESTMENTS (Cost – $16,494)				16,494

TOTAL INVESTMENTS – 98.8% (Cost – $200,053,862)				$193,744,062
OTHER ASSETS LESS LIABILITIES – 1.2%				2,418,437
NET ASSETS – 100.0%				$196,162,499

ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 3.2%
AUTOMOBILE – 0.1%
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	$250,000	$252,350
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	106,114	106,550
				358,900
OTHER ABS – 3.1%
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	22,486	22,692
Compass Datacenters Issuer III LLC 2026-1A Class A21(1)	4.90	02/25/56	1,259,000	1,248,677
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	138,000	136,910
DB Master Finance LLC 2019-1A Class A23(1)	4.35	05/20/49	805,970	793,777
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	287,250	283,638
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	478,750	452,160
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	392,403
Kinetic ABS Issuer LLC 2026-1A Class A2(1)	5.22	02/25/56	738,000	737,424
MetroNet Infrastructure Issuer LLC 2025-4A Class A2(1)	5.16	12/20/55	1,095,000	1,096,572
Planet Fitness Master Issuer LLC 2025-1A Class A2I(1)	5.27	12/06/55	261,000	260,327
Subway Funding LLC 2024-1A Class A2I(1)	6.03	07/30/54	1,108,125	1,116,937
Taco Bell Funding LLC 2018-1A Class A2II(1)	4.94	11/25/48	952,500	950,408
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,586	99,154
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	388,500	385,365
Uniti Fiber Abs Issuer LLC 2025-1A Class A2(1)	5.88	04/20/55	504,000	512,313
Wendy’s Funding LLC 2021-1A Class A2I(1)	2.37	06/15/51	266,445	246,810
				8,735,567
TOTAL ASSET-BACKED SECURITIES (Cost – $9,047,286)				9,094,467

COLLATERALIZED LOAN OBLIGATIONS – 4.6%
OTHER ABS – 4.6%
AIMCO CLO 22 Ltd. 2024-22A Class A (CME Term SOFR 3 Month + 1.50%)(1)	5.18	04/19/37	400,000	400,566
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	5.02	07/15/37	440,000	440,691
Bain Capital Credit CLO 2022-6 Ltd. 2022-6A Class A1R (CME Term SOFR 3 Month + 1.37%)(1)	5.03	01/22/38	631,000	632,234
Carlyle US CLO 2021-9 Ltd. 2021-9A Class AR (CME Term SOFR 3 Month + 1.11%)(1)	4.79	10/20/34	1,000,000	1,001,613
CIFC Funding 2018-IV Ltd. 2018-4A Class AR (CME Term SOFR 3 Month + 1.22%)(1)	4.90	01/17/38	1,500,000	1,499,970
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	5.03	07/23/37	959,000	960,105
Elmwood CLO 22 Ltd. 2023-1A Class AR (CME Term SOFR 3 Month + 1.20%)(1)	4.88	04/17/38	880,000	878,737
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	5.11	07/17/37	450,000	450,707
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	5.03	07/17/37	325,000	325,338
Elmwood CLO I Ltd. 2019-1A Class A1R3 (CME Term SOFR 3 Month + 1.12%)(1)	4.80	04/20/37	407,000	406,667
Elmwood CLO X Ltd. 2021-3A Class AR2 (CME Term SOFR 3 Month + 1.30%)(1)	4.98	07/20/38	450,000	450,515
Flatiron RR CLO 22 LLC 2021-2A Class AR (CME Term SOFR 3 Month + 0.91%)(1)	4.58	10/15/34	460,000	458,390

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 4.6% (Continued)
Golub Capital Partners CLO 53B Ltd. 2021-53A Class AR (CME Term SOFR 3 Month + 0.98%)(1)	4.66	07/20/34	$1,000,000	$998,626
OCP CLO 2025-44 Ltd. 2025-44A Class A (CME Term SOFR 3 Month + 1.30%)(1)	4.97	10/24/38	286,000	286,360
OCP CLO 2025-45 Ltd. 2025-45A Class A (CME Term SOFR 3 Month + 1.23%)(1)	4.90	10/15/38	1,000,000	1,000,481
OHA Credit Funding 4 Ltd. 2019-4A Class AR2 (CME Term SOFR 3 Month + 1.29%)(1)	4.95	01/22/38	1,150,000	1,151,548
Palmer Square CLO 2021-4 Ltd. 2021-4A Class A1R (CME Term SOFR 3 Month + 1.32%)(1)	4.99	07/15/38	1,000,000	1,000,803
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.03	10/20/37	750,000	750,868
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $13,104,629)				13,094,219

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%
COMMERCIAL – 5.7%
BLP Commercial Mortgage Trust 2024-IND2 Class A (CME Term SOFR 1 Month + 1.34%)(1)	5.00	03/15/41	358,082	358,720
BLP Commercial Mortgage Trust 2025-IND Class A (CME Term SOFR 1 Month + 1.20%)(1)	4.85	03/15/42	669,882	669,564
BSTN Commercial Mortgage Trust 2025-1C Class A(1)	5.55	06/15/44	960,000	979,586
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.10	02/15/39	623,363	624,703
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	5.05	03/15/41	482,916	483,943
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	221,145
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	5.30	02/15/41	811,000	811,144
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.10	04/15/41	613,147	615,056
BX Trust 2024-VLT4 Class A (CME Term SOFR 1 Month + 1.49%)(1)	5.15	06/15/41	681,245	679,893
BX Trust 2025-DIME Class A (CME Term SOFR 1 Month + 1.15%)(1)	4.80	02/15/35	750,000	747,556
BX Trust 2025-VLT6 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.10	03/15/42	934,000	931,181
BX Trust 2025-VOLT Class A (CME Term SOFR 1 Month + 1.70%)(1)	5.35	12/15/44	1,395,000	1,396,554
Citigroup Commercial Mortgage Trust 2016-C1 Class A4	3.21	05/10/49	219,080	218,789
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.27	10/10/41	600,000	604,961
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	30,509	30,464
INT Commercial Mortgage Trust 2025-PLAZA Class A(1)	5.04	11/05/37	1,000,000	1,000,004
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI Class A(1)	5.99	10/05/39	735,000	742,501
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	5.54	08/15/41	1,052,000	1,053,159
LBTY Commercial Mortgage Trust 2026-225L Class A(1)	4.75	02/10/43	724,000	715,715
MAD Commercial Mortgage Trust 2025-11MD Class A(1)	4.91	10/15/42	300,000	298,902
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 Class A4	3.31	04/15/48	30,006	29,606
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	391,238
SLG Office Trust 2026-OMA Class A(1)	4.97	04/15/41	979,000	983,544
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	209,623	207,158
Wells Fargo Commercial Mortgage Trust 2026-1250B Class A(1)	4.83	03/10/41	1,400,000	1,385,684
				16,180,770

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WHOLE LOAN COLLATERAL – 2.3%
Chase Home Lending Mortgage Trust Series 2025-9 Class A4A(1)	5.50	06/25/56	$1,066,143	$1,067,135
GS Mortgage-Backed Securities Trust 2025-PJ7 Class A5(1)	5.50	12/25/55	452,907	453,183
JP Morgan Mortgage Trust 2024-9 Class A6A(1)	5.00	02/25/55	3,779	3,769
JP Morgan Mortgage Trust 2025-12MPR Class A1D(1),(2)	5.06	06/25/56	742,794	736,251
JP Morgan Mortgage Trust 2025-5MPR Class A1B(1),(2)	5.59	11/25/55	211,284	211,126
JP Morgan Mortgage Trust 2026-1 Class A4A(1)	5.00	07/25/56	686,763	680,962
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	9,873	9,852
Sequoia Mortgage Trust 2025-1 Class A5(1)	5.50	01/25/55	241,466	241,579
Sequoia Mortgage Trust 2025-10 Class A5(1)	5.00	11/25/55	435,623	432,992
Sequoia Mortgage Trust 2026-4 Class A5(1)	5.00	03/25/56	1,386,549	1,372,686
Sequoia Mortgage Trust 2026-INV1 Class A4(1)	5.00	01/25/56	1,233,429	1,228,290
				6,437,825
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $22,673,724)				22,618,595

CORPORATE BONDS – 9.0%
AIRLINES – 0.5%
Air Canada 2015-2 Class AA Pass Through Trust(1)	3.75	12/15/27	541,896	534,956
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	248,990	240,223
Delta Air Lines, Inc./SkyMiles IP Ltd.(1)	4.75	10/20/28	564,167	564,732
				1,339,911
AUTO MANUFACTURERS – 0.4%
Ford Motor Credit Co. LLC	2.70	08/10/26	600,000	596,936
General Motors Financial Co., Inc.	5.05	04/04/28	533,000	537,848
				1,134,784
BANKS – 1.5%
Bank of America Corp.(3)	4.38	–	350,000	346,981
Barclays PLC	5.83	05/09/27	200,000	200,049
Depository Trust & Clearing Corp.(1),(3)	3.38	–	1,000,000	995,940
HSBC Holdings PLC	5.89	08/14/27	200,000	200,779
Northern Trust Corp.(3)	4.60	–	1,019,000	1,018,267
PNC Financial Services Group, Inc.(3)	6.00	–	660,000	660,531
US Bancorp(3)	3.70	–	845,000	832,205
				4,254,752
CHEMICALS – 0.1%
Methanex Corp.	5.13	10/15/27	175,000	175,186

COMMERCIAL SERVICES – 0.5%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	197,318
Brink’s Co.(1)	4.63	10/15/27	214,000	213,125
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	317,144
Verisk Analytics, Inc.	4.45	03/15/31	796,000	785,694
				1,513,281
COMPUTERS – 0.2%
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	720,000	704,745

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 1.4%
American Express Co.(3)	3.55	–	$1,005,000	$996,158
Atlas Warehouse Lending Co. LP(1)	4.95	11/15/30	751,000	738,853
Midcap Financial Issuer Trust(1)	6.50	05/01/28	747,000	741,563
OneMain Finance Corp.	5.38	11/15/29	316,000	311,672
TPG Operating Group II LP	4.88	05/15/31	1,270,000	1,253,172
				4,041,418
HOME BUILDERS – 0.1%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	239,801

INSURANCE – 0.7%
Athene Global Funding(1)	1.73	10/02/26	359,000	355,066
F&G Global Funding(1)	1.75	06/30/26	578,000	575,259
SBL Holdings, Inc.(1)	5.90	09/26/28	950,000	909,576
				1,839,901
INVESTMENT COMPANIES – 1.7%
Antares Holdings LP(1)	3.75	07/15/27	250,000	243,601
Antares Holdings LP(1)	3.95	07/15/26	500,000	498,618
Ares Strategic Income Fund(1)	4.85	01/15/29	650,000	632,787
Barings BDC, Inc.	3.30	11/23/26	99,000	97,840
Blue Owl Capital Corp.	2.88	06/11/28	440,000	412,887
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	508,000	506,713
Golub Capital BDC, Inc.	7.05	12/05/28	872,000	897,581
HPS Corporate Lending Fund	6.75	01/30/29	627,000	639,315
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	193,073
Sixth Street Lending Partners	5.75	01/15/30	150,000	149,215
Sixth Street Lending Partners	6.50	03/11/29	485,000	496,286
				4,767,916
MEDIA – 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	63,000	62,961

OIL & GAS – 0.1%
SM Energy Co.(1)	5.00	10/15/26	245,000	244,930

PHARMACEUTICALS – 0.3%
CVS Pass-Through Trust(1)	5.77	01/10/33	195,195	196,350
CVS Pass-Through Trust(1)	5.93	01/10/34	302,808	308,224
CVS Pass-Through Trust	6.04	12/10/28	189,295	190,653
CVS Pass-Through Trust	6.94	01/10/30	189,991	196,338
				891,565
PIPELINES – 0.1%
Buckeye Partners LP	3.95	12/01/26	142,000	141,018

PRIVATE EQUITY – 0.2%
Hercules Capital, Inc.	2.63	09/16/26	533,000	527,147
Hercules Capital, Inc.	6.00	06/16/30	150,000	149,183
				676,330

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.1%
Boston Properties LP	2.75	10/01/26	$920,000	$914,079
EPR Properties	4.75	12/15/26	445,000	445,024
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	600,000	595,478
SBA Communications Corp.	3.88	02/15/27	298,000	296,322
SBA Tower Trust(1)	1.63	11/15/26	610,000	601,630
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	211,588
				3,064,121
RETAIL – 0.1%
Academy Ltd.(1)	6.00	11/15/27	291,000	291,211
TOTAL CORPORATE BONDS (Cost – $25,281,094)				25,383,831

MUNICIPAL BONDS – 73.2%
ALABAMA – 3.9%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,130,335
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	752,613
Black Belt Energy Gas District, Series B, Revenue Bonds	4.00	04/01/53	1,000,000	1,008,996
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	800,000	859,933
Black Belt Energy Gas District, Series C, Revenue Bonds	5.00	05/01/55	1,000,000	1,060,619
Black Belt Energy Gas District, Series C, Revenue Bonds	5.25	02/01/53	1,000,000	1,048,026
Madison City Board of Education, Special Tax	4.00	02/01/34	860,000	877,546
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	688,916
Southeast Energy Authority A Cooperative District, Series A-1, Revenue Bonds	5.50	01/01/53	1,850,000	1,967,453
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	708,955
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	5.00	01/01/54	830,000	875,659
				10,979,051
ARIZONA – 1.6%
Arizona Board of Regents, Series B, Revenue Bonds	5.00	07/01/33	880,000	900,332
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds	3.10	02/01/59	3,600,000	3,603,840
				4,504,172
ARKANSAS – 0.1%
Springdale Public Facilities Board, Revenue Bonds	5.00	03/01/32	350,000	352,321

CALIFORNIA – 0.7%
State of California, General Obligation	4.00	09/01/33	1,200,000	1,200,254
University of California, Series O, Revenue Bonds	5.00	05/15/36	960,000	998,798
				2,199,052
COLORADO – 0.4%
City of Colorado Springs, Revenue Bonds	3.15	12/01/45	675,000	676,706
Colorado Health Facilities Authority, Revenue Bonds	5.00	11/15/60	660,000	712,479
				1,389,185
CONNECTICUT – 1.1%
City of Bridgeport, Series A, General Obligation	5.00	08/15/33	770,000	774,192
City of Bridgeport, Series A, General Obligation	5.00	11/01/33	815,000	836,774
State of Connecticut Special Tax Revenue, Series A, Revenue Bonds	5.00	09/01/30	1,315,000	1,324,834
				2,935,800

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRICT OF COLUMBIA – 0.4%
District of Columbia Housing Finance Agency, Revenue Bonds	5.00	03/01/28	$975,000	$1,008,092

FLORIDA – 3.5%
City of Orlando Tourist Development Tax Revenue, Revenue Bonds	5.00	11/01/33	1,400,000	1,439,271
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	558,167
Hillsborough County School Board, Certificate Participation	5.00	07/01/27	365,000	374,821
JEA Electric System Revenue, Series B, Revenue Bonds	5.00	10/01/30	900,000	926,180
Lee County School Board, Series A, Certificate Participation	5.00	08/01/32	1,575,000	1,582,670
North Broward Hospital District, Series B, Revenue Bonds	5.00	01/01/32	1,950,000	2,008,584
State of Florida Department of Transportation Turnpike System Revenue, Series A, Revenue Bonds	5.00	07/01/32	1,000,000	1,049,696
State of Florida Department of Transportation Turnpike System Revenue, Series C, Revenue Bonds	5.00	07/01/28	1,860,000	1,866,103
				9,805,492
GEORGIA – 4.1%
Atlanta Urban Residential Finance Authority, Revenue Bonds	3.15	12/01/29	3,400,000	3,408,499
Clarke County Hospital Authority, Revenue Bonds	5.00	07/01/30	1,245,000	1,248,749
Decatur Housing Authority, Revenue Bonds	3.25	09/01/28	1,000,000	1,001,792
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	693,167
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	293,786
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	2,300,000	2,336,864
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	1,500,000	1,576,363
Main Street Natural Gas, Inc., Series C, Revenue Bonds	4.00	03/01/50	1,000,000	1,002,721
				11,561,941
HAWAII – 0.5%
State of Hawaii, Series FG, General Obligation	4.00	10/01/32	1,350,000	1,354,540

ILLINOIS – 7.6%
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	5.00	01/01/33	1,100,000	1,114,666
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/28	725,000	750,474
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/33	625,000	642,995
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	328,428
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	920,323
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	479,888
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	334,553
County of Cook, General Obligation	5.00	11/15/35	2,700,000	2,723,269
County of Cook, Series A, General Obligation	5.00	11/15/30	800,000	808,995
Illinois Finance Authority, Revenue Bonds	4.00	12/01/31	610,000	610,586
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	309,612
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	478,746
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	700,000	705,426
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/39	2,855,000	2,935,231
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	773,427
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	715,196
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	293,273
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,009,252

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 7.6% (Continued)
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	$180,000	$182,334
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	434,471
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	435,000	446,749
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	351,640
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,058,312
State of Illinois, Series A, General Obligation	5.00	12/01/31	1,000,000	1,029,441
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,212,813
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	466,705
				21,116,805
INDIANA – 2.8%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	345,659
Indiana Finance Authority, Revenue Bonds	5.00	10/01/64	2,950,000	3,169,256
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	538,718
Indiana Finance Authority, Series B, Revenue Bonds	5.00	10/01/60	1,725,000	1,860,681
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	5.00	01/01/33	1,255,000	1,297,336
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	638,422
				7,850,072
IOWA – 0.6%
Ankeny Community School District Infrastructure Sales Services & Use Tax, Series A, Revenue Bonds	5.00	06/01/29	840,000	878,010
Iowa Finance Authority, Series E, Revenue Bonds	5.00	08/15/26	350,000	350,316
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	553,194
				1,781,520
KENTUCKY – 0.5%
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	313,138
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	1,105,000	1,113,092
				1,426,230
LOUISIANA – 0.5%
Louisiana Housing Corp., Series B, Revenue Bonds	3.75	02/01/28	540,000	542,134
Parish of St John the Baptist, Revenue Bonds	3.30	06/01/37	730,000	734,773
				1,276,907
MAINE – 0.5%
Maine State Housing Authority, Series D, Revenue Bonds	3.15	11/15/31	1,565,000	1,547,116

MARYLAND – 0.8%
County of Baltimore, General Obligation	5.00	03/01/32	1,575,000	1,637,935
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	512,744
				2,150,679
MASSACHUSETTS – 0.4%
Commonwealth of Massachusetts, Series A, General Obligation	5.00	04/01/35	1,000,000	1,018,817

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MICHIGAN – 1.8%
Great Lakes Water Authority Sewage Disposal System Revenue, Series C, Revenue Bonds	4.00	07/01/34	$1,100,000	$1,101,230
Kalamazoo Hospital Finance Authority, Revenue Bonds	4.00	05/15/31	360,000	360,161
Lansing School District, Series I, General Obligation	5.00	05/01/31	1,500,000	1,500,000
Michigan Finance Authority, Revenue Bonds	5.00	11/15/26	260,000	262,819
Michigan State Building Authority, Series I, Revenue Bonds	5.00	10/15/32	1,000,000	1,009,694
Michigan State Housing Development Authority, Series D, Revenue Bonds	3.05	06/01/26	965,000	964,520
				5,198,424
MINNESOTA – 1.8%
City of Minneapolis, Series A, Revenue Bonds	5.00	11/15/52	670,000	701,219
County of Hennepin, Series A, General Obligation	5.00	12/01/34	1,000,000	1,011,106
Minneapolis Special School District No. 1, Series A, General Obligation	5.00	02/01/31	1,370,000	1,393,283
Minnesota Agricultural & Economic Development Board, Revenue Bonds	5.00	11/15/28	445,000	466,213
Minnesota Agricultural & Economic Development Board, Revenue Bonds	5.00	11/15/29	800,000	849,554
Minnesota Municipal Gas Agency, Series A, Revenue Bonds	4.00	12/01/52	700,000	710,848
				5,132,223
MISSOURI – 1.0%
Jackson County Consolidated School District No. 4, General Obligation	4.00	03/01/31	1,955,000	1,969,240
Kansas City School District, Certificate Participation	5.00	04/01/30	835,000	835,839
				2,805,079
MONTANA – 0.4%
Montana Board of Housing, Revenue Bonds	3.05	11/01/46	1,025,000	1,025,661

NEBRASKA – 0.4%
Central Plains Energy Project, Series A, Revenue Bonds	5.00	09/01/29	1,000,000	1,042,629

NEVADA – 0.3%
Las Vegas Valley Water District, Series A, General Obligation	5.00	06/01/32	235,000	235,439
Nevada Housing Division, Revenue Bonds	5.00	07/01/28	605,000	618,609
				854,048
NEW JERSEY – 2.2%
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.05	11/01/29	1,200,000	1,201,313
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.50	05/01/29	1,275,000	1,290,469
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	715,316
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	972,607
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	1,175,000	1,178,099
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	300,799
New Jersey Turnpike Authority, Series B, Revenue Bonds	4.00	01/01/35	730,000	738,748
				6,397,351
NEW MEXICO – 0.2%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds	5.00	05/01/29	625,000	653,047

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NEW YORK – 6.8%
City of New York, Series E, General Obligation	5.00	08/01/28	$935,000	$940,026
Empire State Development Corp., Revenue Bonds	5.00	03/15/36	1,450,000	1,520,032
Metropolitan Transportation Authority, Series C, Revenue Bonds	5.00	11/15/30	330,000	333,483
Metropolitan Transportation Authority, Series D, Revenue Bonds	5.00	11/15/31	1,130,000	1,141,203
Metropolitan Transportation Authority, Series D, Revenue Bonds	5.00	11/15/32	510,000	529,918
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,006,565
New York City Housing Development Corp., Revenue Bonds	4.30	11/01/63	800,000	811,379
New York City Housing Development Corp., Series B, Revenue Bonds	3.70	05/01/64	500,000	504,668
New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds	5.00	07/15/34	4,505,000	4,615,627
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Revenue Bonds	5.00	07/15/34	670,000	699,843
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	4.00	05/01/31	1,100,000	1,100,731
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.00	11/01/31	1,670,000	1,708,064
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.00	02/01/36	2,360,000	2,395,270
New York State Dormitory Authority, Revenue Bonds	5.00	07/01/32	745,000	747,659
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	357,987
New York State Housing Finance Agency, Series D, Revenue Bonds	3.38	05/01/65	1,000,000	1,003,847
				19,416,302
NORTH CAROLINA – 0.3%
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	1,000,000	994,525

OHIO – 0.3%
Lancaster Port Authority, Series A, Revenue Bonds	5.00	02/01/55	820,000	869,819

OKLAHOMA – 2.3%
Clinton Public Works Authority, Revenue Bonds	5.00	10/01/29	1,000,000	1,058,028
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	505,855
Dewey County Educational Facilities Authority, Revenue Bonds	5.00	09/01/30	680,000	684,314
Oklahoma Capitol Improvement Authority, Revenue Bonds	5.00	07/01/30	750,000	752,761
Oklahoma Housing Finance Agency, Revenue Bonds	3.00	10/01/47	1,500,000	1,499,319
University of Oklahoma, Series A, Revenue Bonds	5.00	07/01/29	1,850,000	1,856,383
				6,356,660
OREGON – 0.5%
Clackamas County School District No. 12 North Clackamas, General Obligation	4.00	06/15/32	1,400,000	1,401,393

PENNSYLVANIA – 1.3%
City of Scranton, General Obligation	5.00	09/01/29	515,000	525,026
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Revenue Bonds	5.00	12/01/32	320,000	324,058
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	506,434
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/01/31	225,000	232,517
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/33	935,000	956,367
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	328,038
Scranton-Lackawanna Health & Welfare Authority, Revenue Bonds	5.00	11/01/29	900,000	900,000
				3,772,440

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RHODE ISLAND – 1.3%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	$445,000	$446,498
Rhode Island Commerce Corp., Series B, Revenue Bonds	5.00	06/15/31	3,030,000	3,037,728
				3,484,226
SOUTH CAROLINA – 1.0%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	320,223
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	932,309
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	11/01/55	1,565,000	1,712,113
				2,964,645
TENNESSEE – 4.0%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	1,000,000	1,004,395
Dickson Health & Educational Facilities Board, Revenue Bonds	3.05	04/01/44	3,000,000	3,002,326
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	3,145,000	3,400,688
State of Tennessee, Series A, General Obligation	5.00	02/01/35	1,500,000	1,553,639
Tennergy Corp., Series A, Revenue Bonds	5.00	10/01/54	1,100,000	1,160,782
Tennessee Energy Acquisition Corp., Series A-1, Revenue Bonds	5.00	05/01/53	1,000,000	1,029,468
				11,151,298
TEXAS – 9.4%
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds	4.00	08/01/31	650,000	651,176
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	551,204
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	602,810
City of El Paso, General Obligation	4.00	08/15/31	370,000	370,978
City of Houston Airport System Revenue, Series D, Revenue Bonds	5.00	07/01/31	2,000,000	2,097,323
City of San Marcos, General Obligation	5.00	08/15/35	1,050,000	1,074,707
Dallas Independent School District, Series A, General Obligation	5.00	02/15/55	1,300,000	1,372,630
Denton Independent School District, Series B, General Obligation	4.00	08/15/55	2,255,000	2,345,916
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	07/01/49	425,000	430,514
Harris County Municipal Utility District No. 165, General Obligation	4.00	03/01/32	3,000,000	3,039,986
Hays Consolidated Independent School District, General Obligation	4.00	02/15/34	1,300,000	1,329,009
Legacy Denton Public Facility Corp., Revenue Bonds	3.15	11/01/43	1,300,000	1,302,162
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/33	930,000	965,060
New Braunfels Independent School District, General Obligation	4.00	02/01/34	1,000,000	1,013,280
North East Independent School District, General Obligation	3.75	08/01/49	1,065,000	1,074,132
Northside Independent School District, General Obligation	3.55	06/01/50	985,000	997,607
Northside Independent School District, General Obligation	4.00	08/01/32	500,000	501,067
State of Texas, General Obligation	2.80	10/01/41	1,000,000	995,486
Texas Department of Housing & Community Affairs, Series B, Revenue Bonds	3.88	01/01/30	450,000	457,068
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A, Revenue Bonds	5.50	01/01/54	3,500,000	3,702,751
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	01/01/28	1,350,000	1,385,325
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds	5.00	08/01/32	625,000	654,766
				26,914,957
UTAH – 0.9%
University of Utah, Series A, Revenue Bonds	5.00	08/01/32	2,000,000	2,051,397
Utah Associated Municipal Power Systems, Series A, Revenue Bonds	5.00	09/01/32	500,000	517,269
				2,568,666

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
VIRGINIA – 0.9%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	$550,000	$554,522
Virginia Housing Development Authority, Series G, Revenue Bonds	2.90	01/01/29	965,000	964,609
Virginia Housing Development Authority, Series G, Revenue Bonds	2.95	07/01/29	1,000,000	999,647
				2,518,778
WASHINGTON – 3.5%
Auburn School District No. 408 of King & Pierce Counties, General Obligation	4.00	12/01/30	1,440,000	1,441,188
City of Tacoma Solid Waste Utility Revenue, Series A, Revenue Bonds	5.00	12/01/31	1,050,000	1,052,082
County of King, General Obligation	4.00	07/01/32	600,000	607,104
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	2,830,000	2,832,345
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	970,000	997,342
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	612,688
Snohomish County School District No. 103 Monroe, General Obligation	4.00	12/01/33	1,000,000	1,004,208
State of Washington, Series D, General Obligation	5.00	02/01/33	675,000	685,967
Washington Higher Education Facilities Authority, Revenue Bonds	4.00	05/01/33	400,000	401,619
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	509,480
				10,144,023
WEST VIRGINIA – 0.4%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,104,334

WISCONSIN – 2.2%
Public Finance Authority, Revenue Bonds	5.00	06/01/26	330,000	330,530
State of Wisconsin, General Obligation	5.00	05/01/28	1,950,000	2,044,938
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.00	10/01/29	600,000	604,669
Wisconsin Housing & Economic Development Authority Housing Revenue, Series B, Revenue Bonds	3.10	11/01/56	1,600,000	1,601,304
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	1,100,000	1,104,875
Wisconsin Housing & Economic Development Authority, Series I, Revenue Bonds	5.00	11/01/58	600,000	608,549
				6,294,865
TOTAL MUNICIPAL BONDS (Cost – $206,775,609)				207,323,185

SHORT-TERM INVESTMENTS – 2.0%
TIME DEPOSITS – 2.0%
JP Morgan Chase, New York	2.98	05/01/26	5,685,935	5,685,935
TOTAL SHORT-TERM INVESTMENTS (Cost – $5,685,935)				5,685,935

TOTAL INVESTMENTS – 100.0% (Cost – $282,568,277)				$283,200,232
OTHER ASSETS LESS LIABILITIES – (0.0)%				(52,992)
NET ASSETS – 100.0%				$283,147,240

SOFR	Secured Overnight Financing Rate.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $55,172,394 and represents 19.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2026.
(3)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 1.0%
OTHER ABS – 1.0%
Compass Datacenters Issuer III LLC 2026-1A Class A21(1)	4.90	02/25/56	$125,000	$123,975
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	47,875	45,216
Subway Funding LLC 2024-1A Class A2II(1)	6.27	07/30/54	59,100	59,563
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,204	62,903
TOTAL ASSET-BACKED SECURITIES (Cost – $291,655)				291,657

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
COMMERCIAL – 1.3%
BANK 2017-BNK6 Class A5	3.52	07/15/60	99,000	98,036
BANK5 2023-5YR1 Class A3	6.26	04/15/56	65,000	66,639
BANK5 2023-5YR2 Class A3	6.66	07/15/56	70,000	72,552
Benchmark Mortgage Trust 2024-V5 Class A3	5.81	01/10/57	35,000	35,965
Wells Fargo Commercial Mortgage Trust 2016-NXS6 Class A4	2.92	11/15/49	50,000	49,827
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,453
				372,472
WHOLE LOAN COLLATERAL – 0.3%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	19,469	17,687
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	24,353	22,835
Radian Mortgage Capital Trust 2025-J1 Class A16(1)	5.50	07/25/55	68,046	68,098
				108,620
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $478,544)				481,092

CORPORATE BONDS – 3.2%
AUTO MANUFACTURERS – 0.1%
General Motors Financial Co., Inc.	5.05	04/04/28	32,000	32,291

BANKS – 0.6%
Bank of America Corp.(2)	4.38	–	20,000	19,827
Bank of New York Mellon Corp.(2)	3.75	–	25,000	24,720
Northern Trust Corp.(2)	4.60	–	32,000	31,977
PNC Financial Services Group, Inc.(2)	6.00	–	32,000	32,026
Truist Financial Corp.(2)	5.10	–	25,000	25,179
US Bancorp(2)	3.70	–	42,000	41,364
				175,093
BUILDING MATERIALS – 0.1%
Standard Industries, Inc./NY(1)	4.38	07/15/30	26,000	24,839

COMMERCIAL SERVICES – 0.1%
Element Fleet Management Corp.(1)	5.64	03/13/27	31,000	31,310

DIVERSIFIED FINANCIAL SERVICES – 0.6%
American Express Co.(2)	3.55	–	33,000	32,710
GGAM Finance Ltd.(1)	5.88	03/15/30	23,000	23,227
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	24,000	24,140
Midcap Financial Issuer Trust(1)	6.50	05/01/28	75,000	74,454
SLM Corp.	6.50	01/31/30	23,000	23,235
				177,766

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 0.1%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	$25,000	$24,873

INSURANCE – 0.6%
Athene Global Funding(1)	1.73	10/02/26	33,000	32,638
F&G Global Funding(1)	1.75	06/30/26	33,000	32,844
SBL Holdings, Inc.(1)	5.90	09/26/28	125,000	119,681
				185,163
INTERNET – 0.1%
Wayfair LLC(1)	7.25	10/31/29	14,000	14,356

INVESTMENT COMPANIES – 0.5%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	32,000	31,919
Golub Capital BDC, Inc.	2.05	02/15/27	34,000	33,148
HPS Corporate Lending Fund	6.75	01/30/29	31,000	31,609
Sixth Street Lending Partners	6.50	03/11/29	31,000	31,721
				128,397
PRIVATE EQUITY – 0.1%
Hercules Capital, Inc.	2.63	09/16/26	33,000	32,638

REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.3%
Boston Properties LP	2.75	10/01/26	33,000	32,787
EPR Properties	4.75	12/15/26	32,000	32,002
VICI Properties LP/VICI Note Co., Inc.(1)	4.13	08/15/30	34,000	32,661
				97,450
RETAIL – 0.0%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	8,000	7,984
TOTAL CORPORATE BONDS (Cost – $930,233)				932,160

MUNICIPAL BONDS – 91.8%
ALABAMA – 6.6%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	145,000	147,026
Black Belt Energy Gas District, Series B, Revenue Bonds	5.00	10/01/55	150,000	157,118
Black Belt Energy Gas District, Series C, Revenue Bonds	5.00	05/01/55	160,000	169,699
Black Belt Energy Gas District, Series D, Revenue Bonds	5.50	06/01/49	225,000	236,241
Energy Southeast A Cooperative District, Series B, Revenue Bonds	5.25	07/01/54	120,000	128,179
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	200,000	204,948
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	5.00	01/01/54	100,000	105,501
Southeast Energy Authority A Cooperative District, Series C, Revenue Bonds	5.00	05/01/55	125,000	133,070
Southeast Energy Authority A Cooperative District, Series D, Revenue Bonds	5.00	09/01/35	375,000	404,171
Southeast Energy Authority A Cooperative District, Series H, Revenue Bonds	5.00	05/01/33	220,000	232,708
				1,918,661
ARIZONA – 2.7%
City of Mesa Utility System Revenue, Revenue Bonds	4.50	07/01/49	295,000	297,485
Glendale Industrial Development Authority, Revenue Bonds	5.00	05/15/40	320,000	350,144
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds	5.00	01/01/49	150,000	158,097
				805,726

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ARKANSAS – 0.9%
City of Rogers Sales & Use Tax Revenue, Revenue Bonds	4.00	11/01/32	$250,000	$250,920

CALIFORNIA – 0.9%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	105,659
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	125,000	132,808
				238,467
CONNECTICUT – 1.3%
City of Bridgeport, Series A, General Obligation	5.00	11/01/33	375,000	385,019

DISTRICT OF COLUMBIA – 1.2%
District of Columbia, Revenue Bonds	5.00	04/01/30	165,000	167,861
District of Columbia, Series A, General Obligation	5.00	08/01/49	175,000	183,251
				351,112
FLORIDA – 6.0%
County of Polk Utility System Revenue, Revenue Bonds	5.00	10/01/54	250,000	259,328
Duval County Public Schools, Series A, Certificate Participation	5.00	07/01/34	410,000	439,135
Manatee County School District, Certificate Participation	5.00	07/01/44	135,000	146,250
School Board of Miami-Dade County, Series A, General Obligation	5.00	03/15/36	165,000	181,740
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	90,000	96,485
School District of Broward County, Series A, Certificate Participation	5.00	07/01/34	310,000	331,904
School District of Broward County, Series B, Certificate Participation	5.00	07/01/36	150,000	162,862
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	150,000	159,502
				1,777,206
GEORGIA – 2.6%
City of Atlanta Department of Aviation, Series A-1, Revenue Bonds	5.00	07/01/49	175,000	182,340
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	101,603
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	90,000	94,582
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/35	55,000	57,773
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/55	140,000	147,794
Metropolitan Atlanta Rapid Transit Authority, Series A, Revenue Bonds	5.00	07/01/55	185,000	192,787
				776,879
HAWAII – 1.1%
State of Hawaii, Series FW, General Obligation	4.00	01/01/34	315,000	321,557

IDAHO – 1.4%
Idaho Health Facilities Authority, Revenue Bonds	5.00	03/01/60	390,000	425,085

ILLINOIS – 13.6%
Chicago O’Hare International Airport, Revenue Bonds	5.00	01/01/41	390,000	415,048
Chicago O’Hare International Airport, Series B, Revenue Bonds	5.00	01/01/39	200,000	219,428
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Revenue Bonds	5.00	12/01/45	460,000	472,131
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/37	305,000	312,130
Cook County Community College District No. 508, General Obligation	5.00	12/01/35	225,000	248,128
Cook County School District No. 25 Arlington Heights, General Obligation	4.00	12/15/44	250,000	250,197
Cook County School District No. 86 Harwood Heights, General Obligation	5.00	12/01/44	185,000	194,904
County of Cook Sales Tax Revenue, Revenue Bonds	4.00	11/15/38	290,000	289,784
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	215,237
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/47	175,000	178,850

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 13.6% (Continued)
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	$375,000	$378,531
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	12/01/32	130,000	130,298
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/42	280,000	286,627
Sales Tax Securitization Corp., Series A, Revenue Bonds	5.00	01/01/40	365,000	396,391
				3,987,684
INDIANA – 4.1%
Evansville Redevelopment Authority, Revenue Bonds	4.00	02/01/32	260,000	261,149
Franklin Township-Marion County Multiple School Building Corp., Revenue Bonds	5.00	07/15/39	370,000	406,447
IPS Multi-School Building Corp., Revenue Bonds	5.00	07/15/40	475,000	523,373
				1,190,969
KENTUCKY – 1.6%
Kentucky Bond Development Corp., Revenue Bonds	5.00	08/15/55	175,000	194,128
Kentucky Public Energy Authority, Series B, Revenue Bonds	5.00	01/01/55	240,000	254,546
				448,674
LOUISIANA – 1.7%
East Baton Rouge Sewerage Commission, Series A, Revenue Bonds	4.00	02/01/37	430,000	433,819
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax	5.00	07/15/35	40,000	45,358
				479,177
MASSACHUSETTS – 1.9%
Commonwealth of Massachusetts, General Obligation	5.00	05/01/53	410,000	422,866
Massachusetts Development Finance Agency, Revenue Bonds	5.00	12/01/32	140,000	141,439
				564,305
MICHIGAN – 0.4%
Michigan State University, Series A, Revenue Bonds	5.00	08/15/37	120,000	132,245

MINNESOTA – 1.2%
Mankato Independent School District No. 77, Series A, General Obligation	4.00	02/01/41	340,000	346,234

MISSOURI – 0.8%
Health & Educational Facilities Authority of the State of Missouri, Series C, Revenue Bonds	5.00	04/01/59	40,000	44,651
Springfield School District No. R-12, General Obligation	5.00	03/01/40	175,000	189,157
				233,808
NEBRASKA – 0.4%
Central Plains Energy Project, Series A-1, Revenue Bonds	5.00	08/01/55	115,000	123,099

NEW JERSEY – 1.0%
New Jersey Turnpike Authority, Series B, Revenue Bonds	5.25	01/01/52	290,000	305,720

NEW YORK – 9.0%
City of New York, Series A, General Obligation	4.00	08/01/35	215,000	219,761
City of New York, Series C, General Obligation	5.00	08/01/43	185,000	192,927
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	200,000	226,278
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, Revenue Bonds	5.00	05/01/47	180,000	187,944
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, Revenue Bonds	5.00	05/01/50	305,000	314,002

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NEW YORK – 9.0% (Continued)
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/38	$410,000	$431,144
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/46	180,000	189,584
New York State Environmental Facilities Corp., Revenue Bonds	5.00	09/15/54	445,000	466,292
New York State Thruway Authority, Revenue Bonds	5.00	03/15/59	390,000	401,083
				2,629,015
NORTH CAROLINA – 1.1%
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	330,000	328,193

OHIO – 1.0%
County of Allen Hospital Facilities Revenue, Revenue Bonds	5.00	11/01/33	270,000	303,862

OKLAHOMA – 0.6%
Grand River Dam Authority, Revenue Bonds	5.00	06/01/40	175,000	190,257

PENNSYLVANIA – 2.9%
City of Scranton, General Obligation	5.00	11/15/31	295,000	318,910
Cumberland County Municipal Authority, Revenue Bonds	5.00	05/01/32	110,000	110,000
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/30	150,000	151,799
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/37	240,000	253,715
				834,424
RHODE ISLAND – 0.7%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.00	05/15/44	200,000	211,744

SOUTH CAROLINA – 1.1%
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	320,000	331,488

TENNESSEE – 0.3%
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	70,000	75,691

TEXAS – 21.7%
Central Texas Turnpike System, Series C, Revenue Bonds	5.00	08/15/40	355,000	386,580
City of Austin Water & Wastewater System Revenue, Series C, Revenue Bonds	5.00	11/15/37	160,000	171,505
City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds	5.00	02/01/40	325,000	358,449
Community Independent School District, General Obligation	4.00	02/15/37	400,000	403,397
County of Harris, General Obligation	5.00	09/15/54	175,000	180,231
County of Kaufman, General Obligation	5.00	02/15/41	50,000	54,682
Dallas Fort Worth International Airport, Revenue Bonds	5.00	11/01/39	200,000	221,236
Denton Independent School District, General Obligation	5.00	08/15/48	200,000	208,518
Denton Independent School District, General Obligation	5.00	08/15/53	615,000	634,376
East Central Independent School District, General Obligation	5.00	08/15/37	310,000	335,942
Fort Bend Independent School District, Series B, General Obligation	5.00	02/15/29	110,000	114,565
Garland Independent School District, Series A, General Obligation	5.00	02/15/48	410,000	425,605
Judson Independent School District, General Obligation	5.00	02/01/49	345,000	360,017
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/34	250,000	272,525
North Harris County Regional Water Authority, Revenue Bonds	5.00	12/15/31	75,000	75,953
North Texas Tollway Authority, Series A, Revenue Bonds	5.00	01/01/45	200,000	214,021
Prosper Independent School District, General Obligation	5.25	02/15/55	190,000	200,559
Royse City Independent School District, General Obligation	5.00	02/15/54	180,000	184,835
Splendora Independent School District, General Obligation	5.00	02/15/54	570,000	586,645
Tarrant County Cultural Education Facilities Finance Corp., Series B, Revenue Bonds	5.00	07/01/34	155,000	162,259

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TEXAS – 21.7% (Continued)
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	01/01/36	$200,000	$211,343
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds	5.00	08/01/31	310,000	318,578
Waller Consolidated Independent School District, Series A, General Obligation	5.00	02/15/38	245,000	268,881
				6,350,702
WASHINGTON – 1.0%
King & Snohomish Counties School District No. 417 Northshore, General Obligation	5.00	12/01/39	50,000	53,853
Spokane County School District No. 356 Central Valley, General Obligation	4.00	12/01/31	95,000	96,630
State of Washington, General Obligation	5.00	06/01/48	150,000	158,294
				308,777
WISCONSIN – 1.0%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	275,000	283,418
TOTAL MUNICIPAL BONDS (Cost – $26,836,724)				26,910,118

SHORT-TERM INVESTMENTS – 1.1%
MUNICIPAL BONDS – 0.3%
WASHINGTON – 0.3%
Washington Health Care Facilities Authority, Series A, Revenue Bonds	5.00	09/01/26	90,000	90,607
TOTAL MUNICIPAL BONDS (Cost – $90,558)				90,607

TIME DEPOSITS – 0.8%
ANZ National Bank, London	2.98	05/01/26	222,438	222,438
TOTAL TIME DEPOSITS (Cost – $222,438)				222,438
TOTAL SHORT-TERM INVESTMENTS (Cost – $312,996)				313,045

TOTAL INVESTMENTS – 98.7% (Cost – $28,850,152)				$28,928,072
OTHER ASSETS LESS LIABILITIES – 1.3%				385,593
NET ASSETS – 100.0%				$29,313,665

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $875,203 and represents 3.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 3.2%
OTHER ABS – 3.2%
Compass Datacenters Issuer III LLC 2026-1A Class A21(1)	4.90	02/25/56	$134,000	$132,901
Jersey Mike’s Funding LLC 2024-1A Class A2(1)	5.64	02/15/55	198,000	200,398
Planet Fitness Master Issuer LLC 2024-1A Class A2I(1)	5.77	06/05/54	49,250	49,576
Planet Fitness Master Issuer LLC 2024-1A Class A2II(1)	6.24	06/05/54	183,210	186,430
SERVPRO Master Issuer LLC 2024-1A Class A2(1)	6.17	01/25/54	146,625	150,356
Subway Funding LLC 2024-1A Class A23(1)	6.51	07/30/54	197,000	196,978
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,204	62,902
Wendy’s Funding LLC 2022-1A Class A2I(1)	4.24	03/15/52	177,100	172,557
TOTAL ASSET-BACKED SECURITIES (Cost – $1,167,945)				1,152,098

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
COMMERCIAL – 0.2%
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,453

WHOLE LOAN COLLATERAL – 0.1%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	19,995	18,166
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	24,353	22,835
				41,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $88,999)				90,454

CORPORATE BONDS – 2.7%
BANKS – 0.6%
Bank of America Corp.(2)	4.38	–	15,000	14,871
Bank of New York Mellon Corp.(2)	3.75	–	54,000	53,395
Northern Trust Corp.(2)	4.60	–	24,000	23,983
PNC Financial Services Group, Inc.(2)	6.00	–	54,000	54,043
Truist Financial Corp.(2)	5.10	–	18,000	18,129
US Bancorp(2)	3.70	–	56,000	55,152
				219,573
BUILDING MATERIALS – 0.1%
Standard Industries, Inc./NY(1)	4.38	07/15/30	19,000	18,152

DIVERSIFIED FINANCIAL SERVICES – 1.2%
American Express Co.(2)	3.55	–	55,000	54,516
GGAM Finance Ltd.(1)	5.88	03/15/30	17,000	17,168
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	18,000	18,105
Midcap Financial Issuer Trust(1)	6.50	05/01/28	200,000	198,544
SLM Corp.	6.50	01/31/30	17,000	17,174
TPG Operating Group II LP	4.88	05/15/31	134,000	132,224
				437,731
HEALTHCARE-SERVICES – 0.1%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	18,000	17,909

INSURANCE – 0.3%
F&G Global Funding(1)	1.75	06/30/26	20,000	19,905
SBL Holdings, Inc.(1)	5.90	09/26/28	100,000	95,745
				115,650

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.0%
Wayfair LLC(1)	7.25	10/31/29	$8,000	$8,203

INVESTMENT COMPANIES – 0.2%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	20,000	19,949
HPS Corporate Lending Fund	6.75	01/30/29	20,000	20,393
Sixth Street Lending Partners	6.50	03/11/29	20,000	20,465
				60,807
PRIVATE EQUITY – 0.2%
Hercules Capital, Inc.	5.35	02/10/29	80,000	78,925

RETAIL – 0.0%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	7,000	6,986
TOTAL CORPORATE BONDS (Cost – $968,118)				963,936

MUNICIPAL BONDS – 91.8%
ALABAMA – 5.2%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	100,000	101,397
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	50,000	53,746
Black Belt Energy Gas District, Series C, Revenue Bonds	5.00	05/01/55	120,000	127,274
Black Belt Energy Gas District, Series D, Revenue Bonds	5.50	06/01/49	115,000	120,746
Energy Southeast A Cooperative District, Series A-1, Revenue Bonds	5.50	11/01/53	110,000	118,199
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	100,000	102,474
Southeast Energy Authority A Cooperative District, Series C, Revenue Bonds	5.00	05/01/55	200,000	212,912
Southeast Energy Authority A Cooperative District, Series D, Revenue Bonds	5.00	09/01/35	240,000	258,669
Southeast Energy Authority A Cooperative District, Series F, Revenue Bonds	5.25	11/01/32	700,000	752,679
				1,848,096
CALIFORNIA – 1.9%
California Community Choice Financing Authority, Revenue Bonds	5.00	12/01/35	340,000	370,009
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	105,659
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	215,000	228,430
				704,098
COLORADO – 1.6%
Colorado Housing & Finance Authority, Revenue Bonds	3.00	05/01/48	580,000	580,000

FLORIDA – 3.6%
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	650,000	696,838
School District of Broward County, Series A, Certificate Participation	5.00	07/01/34	445,000	476,443
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	100,000	106,335
				1,279,616
GEORGIA – 2.2%
Main Street Energy, Inc., Series D, Revenue Bonds	5.00	12/01/33	300,000	315,850
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	200,000	202,611
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	101,603
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/55	30,000	32,252
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/55	100,000	105,567
				757,883

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HAWAII – 1.0%
State of Hawaii, Series FW, General Obligation	4.00	01/01/34	$340,000	$347,077

ILLINOIS – 4.2%
County of Cook Sales Tax Revenue, Revenue Bonds	5.00	11/15/32	135,000	139,029
County of Cook, Series A, General Obligation	5.00	11/15/30	200,000	202,249
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	215,237
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	275,000	277,590
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/45	175,000	182,382
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation	5.00	11/01/40	145,000	155,613
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation	5.00	11/01/45	295,000	308,030
				1,480,130
INDIANA – 2.2%
IPS Multi-School Building Corp., Revenue Bonds	5.00	07/15/40	430,000	473,790
Noblesville Community Development Corp., Series B, Revenue Bonds	5.00	08/01/36	275,000	303,733
				777,523
MASSACHUSETTS – 57.7%
Berkshire Wind Power Cooperative Corp., Revenue Bonds	5.00	07/01/30	200,000	204,841
Bristol-Plymouth Regional Vocational Technical School District, General Obligation	4.00	04/01/38	200,000	209,192
City of Boston, Series A, General Obligation	5.00	11/01/27	75,000	78,003
City of Boston, Series A, General Obligation	5.00	02/01/43	500,000	548,479
City of Framingham, General Obligation	4.00	12/15/39	75,000	78,159
City of New Bedford, General Obligation	4.00	04/01/42	695,000	704,744
City of Somerville, General Obligation	5.00	06/01/28	205,000	216,659
City of Worcester, General Obligation	5.00	02/15/37	175,000	196,693
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds	4.00	06/01/33	335,000	350,831
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/32	115,000	119,423
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/53	155,000	160,485
Commonwealth of Massachusetts, General Obligation	5.00	02/01/56	300,000	311,180
Commonwealth of Massachusetts, Series B, General Obligation	5.00	07/01/27	160,000	164,585
Commonwealth of Massachusetts, Series B, General Obligation	5.00	05/01/41	170,000	187,771
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/52	200,000	206,886
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/53	400,000	413,169
Commonwealth of Massachusetts, Series E, General Obligation	5.00	08/01/54	120,000	124,105
Dennis-Yarmouth Regional School District, General Obligation	5.00	11/01/52	200,000	206,207
Greater Fall River Vocational School District, General Obligation	5.00	06/01/55	775,000	789,959
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds	5.00	07/01/52	625,000	646,072
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, Revenue Bonds	5.00	07/01/42	475,000	531,517
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, Revenue Bonds	5.00	07/01/55	475,000	492,306
Massachusetts Clean Water Trust, Revenue Bonds	5.00	02/01/42	355,000	384,176
Massachusetts Clean Water Trust, Sereis 25B, Revenue Bonds	5.00	02/01/39	200,000	222,358
Massachusetts Clean Water Trust, Series 26B, Revenue Bonds	5.00	02/01/44	115,000	126,818
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/30	200,000	217,579

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MASSACHUSETTS – 57.7% (Continued)
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/32	$170,000	$188,379
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/32	100,000	103,501
Massachusetts Development Finance Agency, Revenue Bonds	5.00	12/01/32	410,000	414,213
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/33	115,000	118,865
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/34	125,000	129,019
Massachusetts Development Finance Agency, Revenue Bonds	5.00	09/01/36	220,000	232,902
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/01/39	295,000	322,939
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/01/40	485,000	529,024
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/55	265,000	270,222
Massachusetts Development Finance Agency, Revenue Bonds	5.25	06/01/55	385,000	396,203
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	05/15/55	200,000	231,645
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	11/01/55	110,000	127,763
Massachusetts Development Finance Agency, Series B, Revenue Bonds	4.00	10/01/48	150,000	140,302
Massachusetts Development Finance Agency, Series B, Revenue Bonds	5.00	02/15/34	550,000	633,527
Massachusetts Development Finance Agency, Series B, Revenue Bonds	5.00	10/01/48	350,000	368,795
Massachusetts Development Finance Agency, Series D, Revenue Bonds	5.00	07/01/47	320,000	335,855
Massachusetts Development Finance Agency, Series F, Revenue Bonds	5.00	07/01/40	210,000	242,670
Massachusetts Development Finance Agency, Series F, Revenue Bonds	5.00	07/01/44	325,000	352,494
Massachusetts Development Finance Agency, Series J1, Revenue Bonds	5.00	07/01/48	250,000	250,357
Massachusetts Development Finance Agency, Series N, Revenue Bonds	3.30	07/01/41	155,000	156,653
Massachusetts Development Finance Agency, Series T, Revenue Bonds	5.00	10/01/55	170,000	194,271
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/30	120,000	131,411
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/36	100,000	116,283
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/37	180,000	207,629
Massachusetts School Building Authority, Series A, Revenue Bonds	5.00	08/15/34	250,000	273,384
Massachusetts State College Building Authority, Revenue Bonds	5.00	05/01/36	145,000	165,649
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds	5.00	01/01/33	730,000	770,975
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds	5.00	01/01/34	235,000	247,723
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series C, Revenue Bonds	5.00	01/01/35	110,000	116,435
Massachusetts Water Resources Authority, Series B, Revenue Bonds	5.25	08/01/26	145,000	145,963
Massachusetts Water Resources Authority, Series B, Revenue Bonds	5.25	08/01/48	185,000	197,032
Massachusetts Water Resources Authority, Series C, Revenue Bonds	5.00	08/01/29	400,000	432,638
Nauset Regional School District, General Obligation	5.00	05/15/28	150,000	158,203
Town of Lynnfield, General Obligation	4.00	02/01/45	150,000	147,881
Town of Nantucket, General Obligation	5.00	03/15/34	165,000	192,888
Town of North Attleborough, General Obligation	4.00	03/15/43	800,000	801,651
Town of Pembroke, General Obligation	4.00	08/01/42	350,000	352,858
Town of Somerset, General Obligation	5.00	04/01/35	230,000	253,032
Town of Wakefield, General Obligation	5.00	08/15/50	480,000	510,180
Town of Webster, General Obligation	4.00	02/01/41	175,000	177,898
Town of Winchester, General Obligation	4.00	03/15/50	195,000	185,564
University of Massachusetts Building Authority, Revenue Bonds	5.00	11/01/39	320,000	365,607
University of Massachusetts Building Authority, Series 1, Revenue Bonds	5.00	11/01/34	200,000	213,712
University of Massachusetts Building Authority, Series 1, Revenue Bonds	5.00	11/01/52	550,000	564,293
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, Revenue Bonds	5.00	03/01/27	185,000	189,129
				20,549,814

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISSOURI – 1.0%
Missouri Housing Development Commission, Revenue Bonds	2.65	05/01/28	$375,000	$372,092

NEW JERSEY – 0.6%
New Jersey Turnpike Authority, Series C, Revenue Bonds	5.00	01/01/45	200,000	215,013

NEW YORK – 3.2%
City of New York, Series C, General Obligation	5.00	09/01/48	350,000	362,298
City of New York, Series E, General Obligation	5.00	03/01/37	140,000	144,019
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	250,000	282,848
New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds	5.00	07/15/34	335,000	349,922
				1,139,087
OKLAHOMA – 0.6%
Lawton Industrial Development Authority, Series A, Revenue Bonds	5.00	07/01/40	210,000	227,213

TENNESSEE – 2.5%
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	60,000	64,878
Tennergy Corp., Series A, Revenue Bonds	4.00	12/01/51	110,000	111,475
Tennessee Energy Acquisition Corp., Revenue Bonds	5.00	05/01/52	175,000	185,609
Tennessee Energy Acquisition Corp., Series A, Revenue Bonds	5.00	12/01/35	230,000	243,773
Tennessee Energy Acquisition Corp., Series C, Revenue Bonds	5.00	02/01/27	300,000	302,803
				908,538
TEXAS – 4.0%
Austin Independent School District, General Obligation	5.00	08/01/40	65,000	70,358
Central Texas Turnpike System, Series C, Revenue Bonds	5.00	08/15/40	525,000	571,703
Prosper Independent School District, General Obligation	5.00	02/15/50	225,000	234,940
Tarrant County Cultural Education Facilities Finance Corp., Series A, Revenue Bonds	5.00	07/01/32	135,000	147,384
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	01/01/36	120,000	126,806
Texas Tech University System, Series A, Revenue Bonds	5.00	02/15/46	220,000	234,948
				1,386,139
WISCONSIN – 0.3%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	110,000	113,367
TOTAL MUNICIPAL BONDS (Cost – $32,688,176)				32,685,686

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
MUNICIPAL BONDS – 0.3%
WASHINGTON – 0.3%
Washington Health Care Facilities Authority, Series A, Revenue Bonds	5.00	09/01/26	$95,000	$95,641
TOTAL MUNICIPAL BONDS (Cost – $95,589)				95,641

TIME DEPOSITS – 0.6%
Sumitomo, Tokyo	2.98	05/01/26	228,297	228,297
TOTAL TIME DEPOSITS (Cost – $228,297)				228,297
TOTAL SHORT-TERM INVESTMENTS (Cost – $323,886)				323,938

TOTAL INVESTMENTS – 98.9% (Cost – $35,237,124)				$35,216,112
OTHER ASSETS LESS LIABILITIES – 1.1%				390,862
NET ASSETS – 100.0%				$35,606,974

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $1,613,765 and represents 4.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 97.4%
OTHER ABS – 97.4%
ABPCI Direct Lending Fund CLO 21 LLC 2025-21A Class E (CME Term SOFR 3 Month + 7.00%)(1)	10.68	07/20/37	$2,000,000	$1,939,236
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class DRR (CME Term SOFR 3 Month + 4.15%)(1)	7.83	07/20/37	1,300,000	1,300,549
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.18	07/20/37	2,000,000	2,005,972
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class BR (CME Term SOFR 3 Month + 2.15%)(1)	5.82	07/29/37	2,000,000	1,994,670
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class CR (CME Term SOFR 3 Month + 3.15%)(1)	6.82	07/29/37	2,000,000	2,013,224
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class DR (CME Term SOFR 3 Month + 4.60%)(1)	8.27	07/29/37	2,500,000	2,469,067
ABPCI Direct Lending Fund CLO XVI LP 2023-16A Class ER (CME Term SOFR 3 Month + 6.50%)(1)	10.22	05/01/39	2,000,000	1,935,996
ABPCI Direct Lending Fund CLO XVII LLC 2024-17A Class D (CME Term SOFR 3 Month + 4.70%)(1)	8.36	08/01/36	340,000	340,190
AGL CLO 11 Ltd. 2021-11A Class ER (CME Term SOFR 3 Month + 6.30%)(1)	9.97	10/15/38	1,000,000	950,332
Aimco CLO 20 Ltd. 2023-20A Class ER (CME Term SOFR 3 Month + 4.60%)(1)	8.28	10/16/38	1,000,000	990,340
AMMC CLO 28 Ltd. 2024-28A Class E (CME Term SOFR 3 Month + 6.70%)(1)	10.38	07/20/37	1,220,000	1,200,179
AMMC CLO 31 Ltd. 2025-31A Class E (CME Term SOFR 3 Month + 5.45%)(1)	9.13	02/20/38	2,500,000	2,427,280
Antares CLO 2017-2 Ltd. 2017-2A Class DRR (CME Term SOFR 3 Month + 3.90%)(1)	7.58	04/20/37	2,000,000	1,999,924
Antares CLO 2018-3 Ltd. 2018-3A Class A1R (CME Term SOFR 3 Month + 1.59%)(1)	5.27	07/20/36	600,000	600,175
Antares CLO 2019-2 Ltd. 2019-2A Class A1R (CME Term SOFR 3 Month + 1.95%)(1)	5.62	01/23/36	1,000,000	999,984
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%)(1)	5.52	07/25/37	10,000,000	9,956,790
Antares CLO 2026-1 Ltd. 2026-1A Class D1 (CME Term SOFR 3 Month + 3.00%)(1)	6.68	04/20/39	3,000,000	2,902,500
Ares LXIX CLO Ltd. 2024-69A Class E (CME Term SOFR 3 Month + 6.50%)(1)	10.17	04/15/36	600,000	560,026
Audax Senior Debt CLO 12 LLC 2025-12A Class A (CME Term SOFR 3 Month + 1.42%)(1)	5.08	04/22/37	2,000,000	1,994,634
Audax Senior Debt CLO I LLC 2019-1A Class D (CME Term SOFR 3 Month + 3.90%)(1)	7.56	01/22/38	2,500,000	2,499,920
Bain Capital Credit CLO 2020-2 Ltd. 2020-2A Class ER (CME Term SOFR 3 Month + 6.87%)(1)	10.55	07/19/34	845,000	772,254
Barings CLO Ltd. 2024-IV 2024-4A Class E (CME Term SOFR 3 Month + 5.95%)(1)	9.63	10/20/37	1,750,000	1,739,955
Barings Middle Market CLO 2023-I Ltd. 2023-IA Class C (CME Term SOFR 3 Month + 6.40%)(1)	10.08	01/20/36	2,250,000	2,262,179
BCC Middle Market CLO 2018-1 LLC 2018-1A Class BRR (CME Term SOFR 3 Month + 3.00%)(1)	6.68	04/20/38	3,000,000	3,000,000
BCC Middle Market CLO 2023-2 LLC 2023-2A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.02	10/21/35	5,000,000	4,997,767

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 97.4% (Continued)
BCC Middle Market CLO 2024-1 LLC 2024-1A Class A1 (CME Term SOFR 3 Month + 1.75%)(1)	5.43	07/17/36	$2,350,000	$2,352,218
BCC Middle Market CLO 2024-1 LLC 2024-1A Class D (CME Term SOFR 3 Month + 4.50%)(1)	8.18	07/17/36	3,000,000	2,915,478
Bcred CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 2.35%)(1)	6.03	04/20/36	900,000	901,364
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%)(1)	5.32	07/15/37	8,000,000	7,987,088
Blackrock MT Lassen CLO XV LLC 2025-1A Class D (CME Term SOFR 3 Month + 3.95%)(1)	7.62	07/15/37	3,000,000	2,959,686
Blackrock Shasta CLO XIV LLC 2024-2A Class C (CME Term SOFR 3 Month + 2.50%)(1)	6.17	07/15/36	1,000,000	999,965
BXSL CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 1.78%)(1)	5.45	10/20/36	4,250,000	4,225,766
Carlyle US CLO 2017-3 Ltd. 2017-3A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.17	10/21/37	1,000,000	981,498
Carlyle US CLO 2024-8 Ltd. 2024-8A Class E (CME Term SOFR 3 Month + 5.50%)(1)	9.17	01/25/37	650,000	640,193
Cerberus Loan Funding 53 LLC 2025-4A Class A (CME Term SOFR 3 Month + 1.48%)(1)	5.15	01/15/38	5,000,000	4,982,230
Cerberus Loan Funding XL LLC 2023-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	ZCP	03/22/35	2,000,000	2,000,000
Churchill Middle Market CLO V LLC 2025-1A Class C (CME Term SOFR 3 Month + 2.00%)(1)	5.67	04/25/37	1,750,000	1,726,508
CIFC Funding 2017-III Ltd. 2017-3A Class ER (CME Term SOFR 3 Month + 6.70%)(1)	10.38	04/20/37	350,000	326,250
Danby Park CLO Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 5.95%)(1)	9.62	10/21/37	500,000	431,146
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 2.60%)(1)	6.27	07/15/36	1,000,000	1,000,810
Dryden 85 CLO Ltd. 2020-85A Class ER2 (CME Term SOFR 3 Month + 7.00%)(1)	10.67	07/15/37	3,000,000	2,833,137
Golub Capital Partners CLO 17 Ltd. 2013-17A Class A1RR (CME Term SOFR 3 Month + 1.47%)(1)	5.13	02/09/39	1,500,000	1,492,413
Golub Capital Partners CLO 31M Ltd. 2016-31A Class A1RR (CME Term SOFR 3 Month + 1.60%)(1)	5.26	11/05/37	2,000,000	1,996,592
Golub Capital Partners CLO 38M Ltd. 2018-38A Class BR (CME Term SOFR 3 Month + 1.95%)(1)	5.62	07/28/36	1,000,000	990,972
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)(1)	5.30	07/20/37	9,280,000	9,249,859
Golub Capital Partners Clo 47M Ltd. 2020-47A Class DR (CME Term SOFR 3 Month + 4.05%)(1)	7.71	08/05/37	5,000,000	4,945,330
Golub Capital Partners CLO 65M 2023-65A Class DR (CME Term SOFR 3 Month + 3.90%)(1)	7.58	04/20/37	4,250,000	4,227,169
Golub Capital Partners CLO 67M 2023-67A Class A1 (CME Term SOFR 3 Month + 2.50%)(1)	6.16	05/09/36	2,000,000	2,003,220
Ivy Hill Middle Market Credit Fund IX Ltd. 9A Class D1R3 (CME Term SOFR 3 Month + 3.30%)(1)	6.97	07/23/37	2,000,000	1,922,430
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A Class A1R (CME Term SOFR 3 Month + 1.58%)(1)	5.24	01/22/37	2,000,000	1,992,642

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 97.4% (Continued)
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A Class A2R (CME Term SOFR 3 Month + 1.75%)(1)	5.41	01/22/37	$3,000,000	$2,982,186
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class A1R (CME Term SOFR 3 Month + 1.65%)(1)	5.33	07/19/37	4,500,000	4,501,665
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class BR (CME Term SOFR 3 Month + 2.10%)(1)	5.78	07/19/37	1,000,000	994,844
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class D (CME Term SOFR 3 Month + 5.05%)(1)	8.73	04/20/36	3,500,000	3,507,871
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class E (CME Term SOFR 3 Month + 7.85%)(1)	11.53	04/20/36	3,000,000	2,900,745
JCP Direct Lending CLO 2023-1 LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.50%)(1)	7.18	07/20/37	4,000,000	3,868,028
Jefferies Credit Partners Direct Lending CLO 2025-1 Ltd. 2025-1A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.17	10/15/37	4,500,000	4,515,835
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)(1)	5.37	01/15/37	5,100,000	5,105,294
Lake Shore MM CLO IV Ltd. 2021-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	7.92	01/15/37	488,000	479,271
Lake Shore MM CLO V LLC 2022-1A Class BR (CME Term SOFR 3 Month + 4.15%)(1)	7.82	01/15/37	1,400,000	1,372,055
Maranon Loan Funding 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 1.95%)(1)	5.62	07/15/36	500,000	497,400
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)(1)	6.23	10/20/37	6,000,000	6,003,228
MCF CLO V LLC 2017-1A Class DR2 (CME Term SOFR 3 Month + 4.15%)(1)	7.83	10/20/37	1,200,000	1,181,969
MCF CLO VII LLC 2017-3A Class D1R2 (CME Term SOFR 3 Month + 3.45%)(1)	7.13	07/20/37	2,000,000	1,941,588
MCF CLO VIII Ltd. 2018-1A Class CR (CME Term SOFR 3 Month + 3.10%)(1)	6.78	04/18/36	2,000,000	1,999,938
MCF CLO VIII Ltd. 2018-1A Class DR (CME Term SOFR 3 Month + 5.15%)(1)	8.83	04/18/36	2,000,000	2,000,176
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)(1)	5.92	10/24/34	6,000,000	5,999,904
Monroe Capital MML CLO XV LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.00%)(1)	6.67	09/23/35	2,325,000	2,284,422
Octagon 66 Ltd. 2022-1A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.25	02/16/37	1,000,000	981,958
Octagon Investment Partners 28 Ltd. 2016-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.17	04/24/37	4,000,000	3,578,992
Orion CLO 2023-1 Ltd. 2023-1A Class ER (CME Term SOFR 3 Month + 6.09%)(1)	9.76	10/25/38	1,000,000	972,524
Owl Rock CLO III Ltd. 2020-3A Class AR (CME Term SOFR 3 Month + 1.85%)(1)	5.53	04/20/36	1,000,000	1,000,534
Owl Rock CLO VII LLC 2022-7A Class AR (CME Term SOFR 3 Month + 1.40%)(1)	5.08	04/20/38	4,000,000	3,979,644
Owl Rock CLO X LLC 2023-10A Class BR (CME Term SOFR 3 Month + 1.70%)(1)	5.38	04/20/37	600,000	593,870
Palmer Square CLO 2021-4 Ltd. 2021-4A Class ER (CME Term SOFR 3 Month + 5.75%)(1)	9.42	07/15/38	1,000,000	956,046

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

April 30, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 97.4% (Continued)
Woodmont 2022-10 Trust 2022-10A Class CR (CME Term SOFR 3 Month + 2.10%)(1)	5.77	04/15/38	$5,000,000	$4,932,585
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)(1)	5.37	10/25/36	8,600,000	8,608,695
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $200,885,020)				197,678,374

CORPORATE BONDS – 0.4%
INVESTMENT COMPANIES – 0.4%
Ares Capital Corp.	5.10	01/15/31	400,000	388,145
Blackstone Private Credit Fund	5.05	09/10/30	385,000	369,126
TOTAL CORPORATE BONDS (Cost – $778,646)				757,271

SHORT-TERM INVESTMENTS – 2.9%
TIME DEPOSITS – 2.9%
JP Morgan Chase, New York	2.98	05/01/26	5,877,395	5,877,395
TOTAL SHORT-TERM INVESTMENTS (Cost – $5,877,395)				5,877,395

TOTAL INVESTMENTS – 100.7% (Cost – $207,541,061)				$204,313,040
OTHER ASSETS LESS LIABILITIES – (0.7)%				(1,479,584)
NET ASSETS – 100.0%				$202,833,456

SOFR	Secured Overnight Financing Rate
ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2026, amounts to $197,678,374 and represents 97.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$15,137,091	$16,878,011	$9,898,389	$10,060,517	$8,897,801
Cash	–	6,557	–	–	–
Receivable for investments sold	46,626	657,822	955,505	72,705	235,339
Interest income receivable	245,895	280,256	141,627	179,563	152,127
TOTAL ASSETS	15,429,612	17,822,646	10,995,521	10,312,785	9,285,267
LIABILITIES:
Payable for investments purchased	318,669	775,778	1,213,788	42,011	331,635
Management fees payable (Note 3)	4,867	5,773	3,103	3,362	2,565
TOTAL LIABILITIES	323,536	781,551	1,216,891	45,373	334,200
NET ASSETS	$15,106,076	$17,041,095	$9,778,630	$10,267,412	$8,951,067

COMPONENTS OF NET ASSETS
Paid-in capital	15,696,568	18,562,810	9,903,352	10,086,763	8,986,126
Total distributable earnings/(accumulated loss)	(590,492)	(1,521,715)	(124,722)	180,649	(35,059)
NET ASSETS	$15,106,076	$17,041,095	$9,778,630	$10,267,412	$8,951,067

Shares outstanding	400,000	500,000	275,000	275,000	227,500
Net asset value, offering and redemption price per share	$37.77	$34.08	$35.56	$37.34	$39.35
Investment in securities, at cost	$15,287,104	$17,104,387	$9,860,545	$10,117,670	$8,705,868

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2026 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$4,620,328	$17,443,769	$30,540,580	$451,590,484	$34,270,435
Receivable for investments sold	58,940	186,120	–	12,827,431	710,246
Interest income receivable	66,628	253,511	–	6,507,312	604,297
Due from the Adviser	–	–	28,306	–	–
TOTAL ASSETS	4,745,896	17,883,400	30,568,886	470,925,227	35,584,978
LIABILITIES:
Payable for investments purchased	109,219	689,431	–	18,839,059	1,193,870
Management fees payable (Note 3)	1,803	4,940	23,515	71,626	8,562
Administration fees payable (Note 3)	–	–	33,955	–	–
Professional fees payable	–	–	34,222	–	–
Other accrued expenses payable	–	–	11,171	–	–
TOTAL LIABILITIES	111,022	694,371	102,863	18,910,685	1,202,432
NET ASSETS	$4,634,874	$17,189,029	$30,466,023	$452,014,542	$34,382,546

COMPONENTS OF NET ASSETS
Paid-in capital	5,278,916	17,381,373	89,291,499	449,230,902	34,514,179
Total distributable earnings/(accumulated loss)	(644,042)	(192,344)	(58,825,476)	2,783,640	(131,633)
NET ASSETS	$4,634,874	$17,189,029	$30,466,023	$452,014,542	$34,382,546

Shares outstanding	125,000	450,000	2,030,000	11,025,000	875,000
Net asset value, offering and redemption price per share	$37.08	$38.20	$15.01	$41.00	$39.29
Investment in securities, at cost	$4,659,515	$17,540,226	$30,088,956	$452,853,128	$34,277,145

(a)	For the BondBloxx USD High Yield Bond Sector Rotation ETF, $30,443,616 (cost $29,991,992) is invested in affiliated investment companies of the BondBloxx ETF Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2026 (Unaudited)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
ASSETS:
Investments in securities, at value	$300,201,687	$164,399,259	$161,188,813	$4,685,612	$903,631,736
Cash	–	–	–	–	67,868
Receivable for investments sold	10,085,439	6,715,288	5,905,635	58,737	18,030,077
Receivable for shares created	–	–	–	–	6,717,180
Interest income receivable	6,578,657	1,823,478	1,998,609	66,085	10,966,203
TOTAL ASSETS	316,865,783	172,938,025	169,093,057	4,810,434	939,413,064
LIABILITIES:
Due to custodian	69,449	–	–	–	–
Payable for investments purchased	13,714,346	6,650,159	6,798,065	58,729	23,399,364
Management fees payable (Note 3)	96,322	25,301	25,103	748	212,605
TOTAL LIABILITIES	13,880,117	6,675,460	6,823,168	59,477	23,611,969
NET ASSETS	$302,985,666	$166,262,565	$162,269,889	$4,750,957	$915,801,095

COMPONENTS OF NET ASSETS
Paid-in capital	319,295,112	164,958,587	162,816,463	4,983,426	876,689,707
Total distributable earnings/(accumulated loss)	(16,309,446)	1,303,978	(546,574)	(232,469)	39,111,388
NET ASSETS	$302,985,666	$166,262,565	$162,269,889	$4,750,957	$915,801,095

Shares outstanding	8,175,000	3,250,000	3,150,000	100,000	20,450,000
Net asset value, offering and redemption price per share	$37.06	$51.16	$51.51	$47.51	$44.78
Investment in securities, at cost	$311,757,789	$164,690,434	$162,396,353	$4,883,094	$871,582,815
Foreign currency, at cost	$–	$–	$–	$–	$8,018

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2026 (Unaudited)

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$1,901,811,551	$720,090,359	$173,444,235	$229,256,160	$433,629,560
Receivable for investments sold	113,657,565	58,194,204	7,389,551	13,787,891	31,326,368
Receivable for shares created	2,516,465	5,445,088	–	–	–
Interest income receivable	–	5,392,844	1,261,007	1,690,799	3,554,125
TOTAL ASSETS	2,017,985,581	789,122,495	182,094,793	244,734,850	468,510,053
LIABILITIES:
Payable for investments purchased	137,637,358	62,934,620	7,453,352	13,641,322	31,140,130
Management fees payable (Note 3)	46,466	18,004	7,076	9,403	17,942
TOTAL LIABILITIES	137,683,824	62,952,624	7,460,428	13,650,725	31,158,072
NET ASSETS	$1,880,301,757	$726,169,871	$174,634,365	$231,084,125	$437,351,981

COMPONENTS OF NET ASSETS
Paid-in capital	1,876,279,004	729,683,953	175,950,375	231,636,102	441,976,674
Total distributable earnings/(accumulated loss)	4,022,753	(3,514,082)	(1,316,010)	(551,977)	(4,624,693)
NET ASSETS	$1,880,301,757	$726,169,871	$174,634,365	$231,084,125	$437,351,981

Shares outstanding	37,360,000	14,670,000	3,550,000	4,680,000	8,930,000
Net asset value, offering and redemption price per share	$50.33	$49.50	$49.19	$49.38	$48.98
Investment in securities, at cost	$1,902,537,244	$721,031,694	$174,051,935	$230,233,260	$437,731,232

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2026 (Unaudited)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF	BondBloxx IR+M Tax-Aware Intermediate Duration ETF
ASSETS:
Investments in securities, at value	$319,279,196	$1,001,857,173	$193,744,062	$283,200,232	$28,928,072
Cash	–	976	–	–	–
Receivable for investments sold	11,985,020	39,710,853	16,329,512	–	–
Receivable for shares created	–	1,366,020	–	–	–
Interest income receivable	4,052,278	13,506,427	1,541,563	3,313,314	396,807
TOTAL ASSETS	335,316,494	1,056,441,449	211,615,137	286,513,546	29,324,879
LIABILITIES:
Due to custodian	–	–	–	–	2,957
Payable for investments purchased	11,108,057	37,784,563	3,216,874	3,284,336	–
Payable for shares redeemed	–	–	12,214,059	–	–
Management fees payable (Note 3)	13,018	63,479	21,705	81,970	8,257
TOTAL LIABILITIES	11,121,075	37,848,042	15,452,638	3,366,306	11,214
NET ASSETS	$324,195,419	$1,018,593,407	$196,162,499	$283,147,240	$29,313,665

COMPONENTS OF NET ASSETS
Paid-in capital	328,096,759	1,034,985,001	214,653,549	282,018,240	29,193,953
Total distributable earnings/(accumulated loss)	(3,901,340)	(16,391,594)	(18,491,050)	1,129,000	119,712
NET ASSETS	$324,195,419	$1,018,593,407	$196,162,499	$283,147,240	$29,313,665

Shares outstanding	6,830,000	22,370,000	5,300,000	5,590,000	580,000
Net asset value, offering and redemption price per share	$47.47	$45.53	$37.01	$50.65	$50.54
Investment in securities, at cost	$322,879,985	$1,020,786,605	$200,053,862	$282,568,277	$28,850,152

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2026 (Unaudited)

	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	BondBloxx Private Credit CLO ETF
ASSETS:
Investments in securities, at value	$35,216,112	$204,313,040
Receivable for shares created	5,022,873	–
Interest income receivable	462,147	633,155
TOTAL ASSETS	40,701,132	204,946,195
LIABILITIES:
Payable for investments purchased	5,085,668	2,000,000
Management fees payable (Note 3)	8,490	112,739
TOTAL LIABILITIES	5,094,158	2,112,739
NET ASSETS	$35,606,974	$202,833,456

COMPONENTS OF NET ASSETS
Paid-in capital	35,600,271	206,016,426
Total distributable earnings/(accumulated loss)	6,703	(3,182,970)
NET ASSETS	$35,606,974	$202,833,456

Shares outstanding	710,000	4,080,000
Net asset value, offering and redemption price per share	$50.15	$49.71
Investment in securities, at cost	$35,237,124	$207,541,061

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Period Ended April 30, 2026 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$1,056,967	$1,694,217	$712,815	$810,936	$340,936
Total income	1,056,967	1,694,217	712,815	810,936	340,936
EXPENSES:
Management fees (Note 3)	56,020	77,932	34,984	42,243	18,408
Total Expenses	56,020	77,932	34,984	42,243	18,408
NET INVESTMENT INCOME/(LOSS)	1,000,947	1,616,285	677,831	768,693	322,528

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	4,233	(494,971)	49,721	32,341	(152,683)
Unaffiliated in-kind redemptions	(329,609)	(337,784)	373,083	172,957	62,172
Net realized gain/(loss)	(325,376)	(832,755)	422,804	205,298	(90,511)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(233,753)	(450,676)	(721,257)	(717,099)	243,547
Change in unrealized appreciation/(depreciation)	(233,753)	(450,676)	(721,257)	(717,099)	243,547
Net Realized and Unrealized Gain/(Loss) on Investments	(559,129)	(1,283,431)	(298,453)	(511,801)	153,036
Net Increase/(Decrease) in Net Assets Resulting from Operations	$441,818	$332,854	$379,378	$256,892	$475,564

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2026 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
INVESTMENT INCOME:
Interest income	$681,150	$607,667	$1,209	$11,573,530	$1,208,607
Affiliated dividend income	–	–	1,088,861	–	–
Total income	681,150	607,667	1,090,070	11,573,530	1,208,607
EXPENSES:
Management fees (Note 3)	36,083	34,974	69,788	397,333	49,611
Administration fees (Note 3)	–	–	14,192	–	–
Professional fees	–	–	22,996	–	–
Shareholder reporting fees	–	–	2,235	–	–
Other expenses	–	–	6,158	–	–
Total Expenses	36,083	34,974	115,369	397,333	49,611
Fee waiver and expense reimbursement	–	–	(84,048)	–	–
Net Expenses	36,083	34,974	31,321	397,333	49,611
NET INVESTMENT INCOME/(LOSS)	645,067	572,693	1,058,749	11,176,197	1,158,996

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Unaffiliated investments in securities	(78,655)	40,815	–	(715,444)	4,108
Affiliated investments in securities	–	–	(88,177)	–	–
Unaffiliated in-kind redemptions	(37,729)	14,404	–	3,591,543	226,094
Affiliated in-kind redemptions	–	–	49,645	–	–
Net realized gain/(loss)	(116,384)	55,219	(38,532)	2,876,099	230,202
Change in unrealized appreciation/(depreciation) on:
Unaffiliated investments in securities	(133,140)	(204,813)	–	(5,640,536)	(411,882)
Affiliated investments in securities	–	–	(454,927)	–	–
Change in unrealized appreciation/(depreciation)	(133,140)	(204,813)	(454,927)	(5,640,536)	(411,882)
Net Realized and Unrealized Gain/(Loss) on Investments	(249,524)	(149,594)	(493,459)	(2,764,437)	(181,680)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$395,543	$423,099	$565,290	$8,411,760	$977,316

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2026 (Unaudited)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
INVESTMENT INCOME:
Interest income	$13,915,485	$3,825,656	$2,877,966	$139,761	$22,710,741
Other income	–	–	–	–	4,227
Total income	13,915,485	3,825,656	2,877,966	139,761	22,714,968
EXPENSES:
Management fees (Note 3)	559,916	155,709	107,678	4,569	1,122,830
Total Expenses	559,916	155,709	107,678	4,569	1,122,830
NET INVESTMENT INCOME/(LOSS)	13,355,569	3,669,947	2,770,288	135,192	21,592,138

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(8,413,669)	47,098	13,573	(11,381)	911,123
Unaffiliated in-kind redemptions	4,300,491	953,864	–	–	2,599,566
Net realized gain/(loss)	(4,113,178)	1,000,962	13,573	(11,381)	3,510,689
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(8,236,457)	(2,304,337)	(2,434,246)	(182,760)	817,431
Foreign currency transactions	–	–	–	–	54
Change in unrealized appreciation/(depreciation)	(8,236,457)	(2,304,337)	(2,434,246)	(182,760)	817,485
Net Realized and Unrealized Gain/(Loss) on Investments	(12,349,635)	(1,303,375)	(2,420,673)	(194,141)	4,328,174
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,005,934	$2,366,572	$349,615	$(58,949)	$25,920,312

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2026 (Unaudited)

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$35,106,836	$14,088,733	$3,403,511	$4,322,452	$7,816,991
Total income	35,106,836	14,088,733	3,403,511	4,322,452	7,816,991
EXPENSES:
Management fees (Note 3)	280,882	105,165	42,599	54,382	101,896
Total Expenses	280,882	105,165	42,599	54,382	101,896
NET INVESTMENT INCOME/(LOSS)	34,825,954	13,983,568	3,360,912	4,268,070	7,715,095

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(119,503)	(474,571)	(2,025)	26,850	(314,574)
Unaffiliated in-kind redemptions	346,856	20,091	102,703	140,761	271,721
Net realized gain/(loss)	227,353	(454,480)	100,678	167,611	(42,853)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(1,892,389)	(1,998,122)	(1,493,804)	(2,682,346)	(6,263,072)
Change in unrealized appreciation/(depreciation)	(1,892,389)	(1,998,122)	(1,493,804)	(2,682,346)	(6,263,072)
Net Realized and Unrealized Gain/(Loss) on Investments	(1,665,036)	(2,452,602)	(1,393,126)	(2,514,735)	(6,305,925)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$33,160,918	$11,530,966	$1,967,786	$1,753,335	$1,409,170

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2026 (Unaudited)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF	BondBloxx IR+M Tax-Aware Intermediate Duration ETF
INVESTMENT INCOME:
Interest income	$5,519,693	$19,755,904	$4,266,461	$4,749,392	$433,325
Total income	5,519,693	19,755,904	4,266,461	4,749,392	433,325
EXPENSES:
Management fees (Note 3)	67,424	336,627	108,725	441,139	39,044
Total Expenses	67,424	336,627	108,725	441,139	39,044
NET INVESTMENT INCOME/(LOSS)	5,452,269	19,419,277	4,157,736	4,308,253	394,281

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(303,318)	(1,045,142)	(4,036,109)	(47,969)	(6,519)
Unaffiliated in-kind redemptions	152,253	1,529,489	237,101	–	–
Net realized gain/(loss)	(151,065)	484,347	(3,799,008)	(47,969)	(6,519)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(5,667,131)	(28,428,230)	(6,245,676)	(855,420)	(116,885)
Change in unrealized appreciation/(depreciation)	(5,667,131)	(28,428,230)	(6,245,676)	(855,420)	(116,885)
Net Realized and Unrealized Gain/(Loss) on Investments	(5,818,196)	(27,943,883)	(10,044,684)	(903,389)	(123,404)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(365,927)	$(8,524,606)	$(5,886,948)	$3,404,864	$270,877

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2026 (Unaudited)

	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	BondBloxx Private Credit CLO ETF
INVESTMENT INCOME:
Interest income	$403,202	$6,501,960
Total income	403,202	6,501,960
EXPENSES:
Management fees (Note 3)	38,384	648,798
Total Expenses	38,384	648,798
NET INVESTMENT INCOME/(LOSS)	364,818	5,853,162

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(24,026)	(568,722)
Net realized gain/(loss)	(24,026)	(568,722)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(157,941)	(1,903,271)
Change in unrealized appreciation/(depreciation)	(157,941)	(1,903,271)
Net Realized and Unrealized Gain/(Loss) on Investments	(181,967)	(2,471,993)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$182,851	$3,381,169

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$1,000,947	$4,110,773	$1,616,285	$7,090,566
Net realized gain/(loss) on investments	(325,376)	(537,222)	(832,755)	(145,952)
Net change in unrealized appreciation/(depreciation) on investments	(233,753)	(366,601)	(450,676)	(1,319,460)
Net increase/(decrease) in net assets resulting from operations	441,818	3,206,950	332,854	5,625,154

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,142,873)	(4,315,894)	(1,884,109)	(7,428,315)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	956,600	8,334,543	867,174	17,375,125
Cost of shares redeemed	(28,270,412)	(46,098,788)	(45,276,248)	(60,499,765)
Net increase/(decrease) in net assets from capital transactions	(27,313,812)	(37,764,245)	(44,409,074)	(43,124,640)
Increase/(decrease) in net assets	(28,014,867)	(38,873,189)	(45,960,329)	(44,927,801)

NET ASSETS:
Beginning of period	43,120,943	81,994,132	63,001,424	107,929,225
End of period	$15,106,076	$43,120,943	$17,041,095	$63,001,424

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,125,000	2,150,000	1,800,000	3,100,000
Shares sold	25,000	225,000	25,000	500,000
Shares redeemed	(750,000)	(1,250,000)	(1,325,000)	(1,800,000)
Shares outstanding, end of period	400,000	1,125,000	500,000	1,800,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$677,831	$2,527,116	$768,693	$3,175,014
Net realized gain/(loss) on investments	422,804	(295,400)	205,298	708,637
Net change in unrealized appreciation/(depreciation) on investments	(721,257)	306,528	(717,099)	(746,965)
Net increase/(decrease) in net assets resulting from operations	379,378	2,538,244	256,892	3,136,686

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(776,525)	(2,642,882)	(883,651)	(3,334,279)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,676,250	2,633,805	–	6,448,773
Cost of shares redeemed	(19,464,693)	(23,079,820)	(22,403,098)	(31,175,303)
Net increase/(decrease) in net assets from capital transactions	(16,788,443)	(20,446,015)	(22,403,098)	(24,726,530)
Increase/(decrease) in net assets	(17,185,590)	(20,550,653)	(23,029,857)	(24,924,123)

NET ASSETS:
Beginning of period	26,964,220	47,514,873	33,297,269	58,221,392
End of period	$9,778,630	$26,964,220	$10,267,412	$33,297,269

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	750,000	1,350,000	875,000	1,550,000
Shares sold	75,000	75,000	–	175,000
Shares redeemed	(550,000)	(675,000)	(600,000)	(850,000)
Shares outstanding, end of period	275,000	750,000	275,000	875,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$322,528	$862,739	$645,067	$3,422,896
Net realized gain/(loss) on investments	(90,511)	(215,704)	(116,384)	(959,973)
Net change in unrealized appreciation/(depreciation) on investments	243,547	21,331	(133,140)	(445,494)
Net increase/(decrease) in net assets resulting from operations	475,564	668,366	395,543	2,017,429

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(340,201)	(870,674)	(775,654)	(3,645,163)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	–	7,411,120	–	7,286,213
Cost of shares redeemed	(2,921,740)	(9,145,825)	(25,907,005)	(46,066,888)
Net increase/(decrease) in net assets from capital transactions	(2,921,740)	(1,734,705)	(25,907,005)	(38,780,675)
Increase/(decrease) in net assets	(2,786,377)	(1,937,013)	(26,287,116)	(40,408,409)

NET ASSETS:
Beginning of period	11,737,444	13,674,457	30,921,990	71,330,399
End of period	$8,951,067	$11,737,444	$4,634,874	$30,921,990

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	302,500	352,500	825,000	1,900,000
Shares sold	–	200,000	–	200,000
Shares redeemed	(75,000)	(250,000)	(700,000)	(1,275,000)
Shares outstanding, end of period	227,500	302,500	125,000	825,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx USD High Yield Bond Sector Rotation ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$572,693	$1,593,547	$1,058,749	$2,011,359
Net realized gain/(loss) on investments	55,219	(68,131)	(38,532)	71,399
Net change in unrealized appreciation/(depreciation) on investments	(204,813)	(41,593)	(454,927)	193,249
Net increase/(decrease) in net assets resulting from operations	423,099	1,483,823	565,290	2,276,007

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(587,669)	(1,651,095)	(1,063,685)	(2,015,078)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,887,790	9,282,445	1,211,868	3,896,553
Cost of shares redeemed	(5,713,065)	(19,397,690)	(1,356,837)	(1,219,872)
Net increase/(decrease) in net assets from capital transactions	(2,825,275)	(10,115,245)	(144,969)	2,676,681
Increase/(decrease) in net assets	(2,989,845)	(10,282,517)	(643,364)	2,937,610

NET ASSETS:
Beginning of period	20,178,874	30,461,391	31,109,387	28,171,777
End of period	$17,189,029	$20,178,874	$30,466,023	$31,109,387

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	525,000	800,000	2,040,000	1,860,000
Shares sold	75,000	250,000	80,000	260,000
Shares redeemed	(150,000)	(525,000)	(90,000)	(80,000)
Shares outstanding, end of period	450,000	525,000	2,030,000	2,040,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BB Rated USD High Yield Corporate Bond ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$11,176,197	$12,865,100	$1,158,996	$1,996,657
Net realized gain/(loss) on investments	2,876,099	1,960,512	230,202	(188,686)
Net change in unrealized appreciation/(depreciation) on investments	(5,640,536)	3,144,938	(411,882)	62,208
Net increase/(decrease) in net assets resulting from operations	8,411,760	17,970,550	977,316	1,870,179

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(11,026,331)	(11,313,073)	(1,161,000)	(1,900,804)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	227,087,157	431,455,948	5,848,270	17,814,565
Cost of shares redeemed	(199,434,040)	(71,810,738)	(6,895,705)	–
Net increase/(decrease) in net assets from capital transactions	27,653,117	359,645,210	(1,047,435)	17,814,565
Increase/(decrease) in net assets	25,038,546	366,302,687	(1,231,119)	17,783,940

NET ASSETS:
Beginning of period	426,975,996	60,673,309	35,613,665	17,829,725
End of period	$452,014,542	$426,975,996	$34,382,546	$35,613,665

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,350,000	1,500,000	900,000	450,000
Shares sold	5,525,000	10,600,000	150,000	450,000
Shares redeemed	(4,850,000)	(1,750,000)	(175,000)	–
Shares outstanding, end of period	11,025,000	10,350,000	875,000	900,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF		BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$13,355,569	$16,031,615	$3,669,947	$5,527,720
Net realized gain/(loss) on investments	(4,113,178)	1,254,199	1,000,962	600,524
Net change in unrealized appreciation/(depreciation) on investments	(8,236,457)	(6,323,597)	(2,304,337)	1,526,315
Net increase/(decrease) in net assets resulting from operations	1,005,934	10,962,217	2,366,572	7,654,559

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(13,204,193)	(14,913,457)	(3,891,802)	(5,124,647)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	221,447,275	228,752,295	35,978,635	145,258,485
Cost of shares redeemed	(159,782,807)	(75,785,267)	(54,082,965)	(25,415,830)
Net increase/(decrease) in net assets from capital transactions	61,664,468	152,967,028	(18,104,330)	119,842,655
Increase/(decrease) in net assets	49,466,209	149,015,788	(19,629,560)	122,372,567

NET ASSETS:
Beginning of period	253,519,457	104,503,669	185,892,125	63,519,558
End of period	$302,985,666	$253,519,457	$166,262,565	$185,892,125

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,550,000	2,650,000	3,600,000	1,250,000
Shares sold	5,875,000	5,900,000	700,000	2,850,000
Shares redeemed	(4,250,000)	(2,000,000)	(1,050,000)	(500,000)
Shares outstanding, end of period	8,175,000	6,550,000	3,250,000	3,600,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF		BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$2,770,288	$1,386,259	$135,192	$441,112
Net realized gain/(loss) on investments	13,573	217,652	(11,381)	(152,784)
Net change in unrealized appreciation/(depreciation) on investments	(2,434,246)	1,236,167	(182,760)	(49,283)
Net increase/(decrease) in net assets resulting from operations	349,615	2,840,078	(58,949)	239,045

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,380,746)	(1,186,980)	(135,858)	(460,219)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	109,432,145	50,745,295	–	5,004,300
Cost of shares redeemed	–	(5,146,000)	–	(7,242,320)
Net increase/(decrease) in net assets from capital transactions	109,432,145	45,599,295	–	(2,238,020)
Increase/(decrease) in net assets	107,401,014	47,252,393	(194,807)	(2,459,194)

NET ASSETS:
Beginning of period	54,868,875	7,616,482	4,945,764	7,404,958
End of period	$162,269,889	$54,868,875	$4,750,957	$4,945,764

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,050,000	150,000	100,000	150,000
Shares sold	2,100,000	1,000,000	–	100,000
Shares redeemed	–	(100,000)	–	(150,000)
Shares outstanding, end of period	3,150,000	1,050,000	100,000	100,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF		BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$21,592,138	$22,667,139	$34,825,954	$58,344,301
Net realized gain/(loss) on investments	3,510,689	3,284,311	227,353	508,573
Net change in unrealized appreciation/(depreciation) on investments	817,485	20,401,624	(1,892,389)	457,652
Net increase/(decrease) in net assets resulting from operations	25,920,312	46,353,074	33,160,918	59,310,526

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(21,779,970)	(22,653,806)	(35,930,396)	(55,263,122)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	428,708,075	246,136,035	736,927,458	1,372,484,260
Cost of shares redeemed	(31,203,585)	(10,535,370)	(531,144,183)	(599,186,504)
Net increase/(decrease) in net assets from capital transactions	397,504,490	235,600,665	205,783,275	773,297,756
Increase/(decrease) in net assets	401,644,832	259,299,933	203,013,797	777,345,160

NET ASSETS:
Beginning of period	514,156,263	254,856,330	1,677,287,960	899,942,800
End of period	$915,801,095	$514,156,263	$1,880,301,757	$1,677,287,960

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	11,550,000	6,050,000	33,270,000	17,870,000
Shares sold	9,600,000	5,750,000	14,650,000	27,300,000
Shares redeemed	(700,000)	(250,000)	(10,560,000)	(11,900,000)
Shares outstanding, end of period	20,450,000	11,550,000	37,360,000	33,270,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF		BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$13,983,568	$26,745,861	$3,360,912	$5,801,177
Net realized gain/(loss) on investments	(454,480)	(710,028)	100,678	130,133
Net change in unrealized appreciation/(depreciation) on investments	(1,998,122)	344,020	(1,493,804)	481,170
Net increase/(decrease) in net assets resulting from operations	11,530,966	26,379,853	1,967,786	6,412,480

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(13,638,726)	(26,909,933)	(3,293,973)	(5,864,339)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	196,948,488	388,203,185	66,633,757	41,956,145
Cost of shares redeemed	(129,634,231)	(259,954,417)	(41,388,748)	(42,317,572)
Net increase/(decrease) in net assets from capital transactions	67,314,257	128,248,768	25,245,009	(361,427)
Increase/(decrease) in net assets	65,206,497	127,718,688	23,918,822	186,714

NET ASSETS:
Beginning of period	660,963,374	533,244,686	150,715,543	150,528,829
End of period	$726,169,871	$660,963,374	$174,634,365	$150,715,543

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,310,000	10,720,000	3,040,000	3,050,000
Shares sold	3,980,000	7,830,000	1,350,000	850,000
Shares redeemed	(2,620,000)	(5,240,000)	(840,000)	(860,000)
Shares outstanding, end of period	14,670,000	13,310,000	3,550,000	3,040,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF		BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$4,268,070	$5,740,340	$7,715,095	$6,646,403
Net realized gain/(loss) on investments	167,611	191,082	(42,853)	2,601,969
Net change in unrealized appreciation/(depreciation) on investments	(2,682,346)	1,909,888	(6,263,072)	2,683,693
Net increase/(decrease) in net assets resulting from operations	1,753,335	7,841,310	1,409,170	11,932,065

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,119,678)	(5,438,148)	(7,292,218)	(6,126,084)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	60,216,640	139,726,557	192,015,930	895,545,792
Cost of shares redeemed	(22,763,788)	(46,857,837)	(54,169,938)	(717,966,445)
Net increase/(decrease) in net assets from capital transactions	37,452,852	92,868,720	137,845,992	177,579,347
Increase/(decrease) in net assets	35,086,509	95,271,882	131,962,944	183,385,328

NET ASSETS:
Beginning of period	195,997,616	100,725,734	305,389,037	122,003,709
End of period	$231,084,125	$195,997,616	$437,351,981	$305,389,037

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,930,000	2,050,000	6,150,000	2,510,000
Shares sold	1,210,000	2,840,000	3,880,000	18,320,000
Shares redeemed	(460,000)	(960,000)	(1,100,000)	(14,680,000)
Shares outstanding, end of period	4,680,000	3,930,000	8,930,000	6,150,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$5,452,269	$5,922,216	$19,419,277	$23,091,471
Net realized gain/(loss) on investments	(151,065)	1,356,315	484,347	5,199,008
Net change in unrealized appreciation/(depreciation) on investments	(5,667,131)	2,508,042	(28,428,230)	9,209,225
Net increase/(decrease) in net assets resulting from operations	(365,927)	9,786,573	(8,524,606)	37,499,704

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,949,339)	(5,774,638)	(18,460,754)	(21,151,511)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	175,037,072	117,986,790	316,020,510	807,119,293
Cost of shares redeemed	(19,554,622)	(57,801,709)	(64,771,555)	(265,181,451)
Net increase/(decrease) in net assets from capital transactions	155,482,450	60,185,081	251,248,955	541,937,842
Increase/(decrease) in net assets	150,167,184	64,197,016	224,263,595	558,286,035

NET ASSETS:
Beginning of period	174,028,235	109,831,219	794,329,812	236,043,777
End of period	$324,195,419	$174,028,235	$1,018,593,407	$794,329,812

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,600,000	2,320,000	16,940,000	5,100,000
Shares sold	3,640,000	2,500,000	6,830,000	17,610,000
Shares redeemed	(410,000)	(1,220,000)	(1,400,000)	(5,770,000)
Shares outstanding, end of period	6,830,000	3,600,000	22,370,000	16,940,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF		BondBloxx IR+M Tax-Aware Short Duration ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income/(loss)	$4,157,736	$2,873,982	$4,308,253	$6,073,948
Net realized gain/(loss) on investments	(3,799,008)	(3,692,846)	(47,969)	92,938
Net change in unrealized appreciation/(depreciation) on investments	(6,245,676)	2,112,556	(855,420)	1,138,759
Net increase/(decrease) in net assets resulting from operations	(5,886,948)	1,293,692	3,404,864	7,305,645

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(3,629,121)	(2,762,120)	(4,415,221)	(5,743,362)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	155,885,099	53,875,280	58,343,451	125,420,787
Cost of shares redeemed	(35,564,555)	(19,061,138)	(7,087,745)	–
Net increase/(decrease) in net assets from capital transactions	120,320,544	34,814,142	51,255,706	125,420,787
Increase/(decrease) in net assets	110,804,475	33,345,714	50,245,349	126,983,070

NET ASSETS:
Beginning of period	85,358,024	52,012,310	232,901,891	105,918,821
End of period	$196,162,499	$85,358,024	$283,147,240	$232,901,891

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,160,000	1,260,000	4,580,000	2,100,000
Shares sold	4,080,000	1,400,000	1,150,000	2,480,000
Shares redeemed	(940,000)	(500,000)	(140,000)	–
Shares outstanding, end of period	5,300,000	2,160,000	5,590,000	4,580,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx IR+M Tax-Aware Intermediate Duration ETF		BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period Ended October 31, 2025(1)	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period Ended October 31, 2025(1)
OPERATIONS:
Net investment income/(loss)	$394,281	$258,997	$364,818	$179,670
Net realized gain/(loss) on investments	(6,519)	(16,864)	(24,026)	(10,099)
Net change in unrealized appreciation/(depreciation) on investments	(116,885)	194,805	(157,941)	136,929
Net increase/(decrease) in net assets resulting from operations	270,877	436,938	182,851	306,500

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(371,712)	(216,391)	(343,127)	(139,521)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	13,684,379	15,509,574	22,155,119	13,950,562
Cost of shares redeemed	–	–	(505,410)	–
Net increase/(decrease) in net assets from capital transactions	13,684,379	15,509,574	21,649,709	13,950,562
Increase/(decrease) in net assets	13,583,544	15,730,121	21,489,433	14,117,541

NET ASSETS:
Beginning of period	15,730,121	–	14,117,541	–
End of period	$29,313,665	$15,730,121	$35,606,974	$14,117,541

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	310,000	–	280,000	–
Shares sold	270,000	310,000	440,000	280,000
Shares redeemed	–	–	(10,000)	–
Shares outstanding, end of period	580,000	310,000	710,000	280,000

(1)	Funds commenced operations on March 11, 2025. Shares of TXXI and TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Private Credit CLO ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Period Ended October 31, 2025(2)
OPERATIONS:
Net investment income/(loss)	$5,853,162	$6,541,465
Net realized gain/(loss) on investments	(568,722)	(16,613)
Net change in unrealized appreciation/(depreciation) on investments	(1,903,271)	(1,324,750)
Net increase/(decrease) in net assets resulting from operations	3,381,169	5,200,102

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(5,870,460)	(5,896,989)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	34,217,989	172,795,205
Cost of shares redeemed	(993,560)	–
Net increase/(decrease) in net assets from capital transactions	33,224,429	172,795,205
Increase/(decrease) in net assets	30,735,138	172,098,318

NET ASSETS:
Beginning of period	172,098,318	–
End of period	$202,833,456	$172,098,318

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,420,000	–
Shares sold	680,000	3,420,000
Shares redeemed	(20,000)	–
Shares outstanding, end of period	4,080,000	3,420,000

(2)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.33		$38.14	$35.52	$35.75	$39.89
Income/(loss) from operations:
Net investment income/(loss)(2)	1.17		2.45	2.67	2.65	1.55
Net realized and unrealized gain/(loss) on investments(3)	(0.47)		0.21	2.62	(0.59)	(4.25)
Total income/(loss) from operations	0.70		2.66	5.29	2.06	(2.70)

Distributions to shareholders:
Net investment income	(1.26)		(2.47)	(2.67)	(2.29)	(1.44)
Total distributions	(1.26)		(2.47)	(2.67)	(2.29)	(1.44)
Net Asset Value, end of period	$37.77		$38.33	$38.14	$35.52	$35.75
Market Value, end of period	$37.78		$38.34	$38.09	$35.60	$35.71
Total Return at Net Asset Value(4)	1.87%		7.26%	15.31%	5.77%	(6.81)%
Total Return at Market Value(5)	1.87%		7.43%	14.88%	6.12%	(6.88)%
Net Assets, end of period (millions)	$15.1		$43.1	$82.0	$40.8	$3.6
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.25	%(8)	6.48%	7.07%	7.23%	5.87	%(8)
Portfolio turnover rate(7)	16%		28%	23%	21%	9%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with United States generally accepted accounting principles (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.00		$34.82	$32.66	$34.79	$39.65
Income/(loss) from operations:
Net investment income/(loss)(2)	1.23		2.66	2.92	2.92	1.54
Net realized and unrealized gain/(loss) on investments(3)	(0.81)		0.21	2.09	(2.60)	(5.05)
Total income/(loss) from operations	0.42		2.87	5.01	0.32	(3.51)

Distributions to shareholders:
Net investment income	(1.34)		(2.69)	(2.85)	(2.45)	(1.35)
Total distributions	(1.34)		(2.69)	(2.85)	(2.45)	(1.35)
Net Asset Value, end of period	$34.08		$35.00	$34.82	$32.66	$34.79
Market Value, end of period	$34.09		$35.06	$34.89	$32.77	$34.73
Total Return at Net Asset Value(4)	1.22%		8.64%	16.02%	0.89%	(8.96)%
Total Return at Market Value(5)	1.08%		8.60%	15.84%	1.39%	(9.03)%
Net Assets, end of period (millions)	$17.0		$63.0	$107.9	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	7.26	%(8)	7.70%	8.53%	8.60%	5.93	%(8)
Portfolio turnover rate(7)	21%		41%	28%	14%	13%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Healthcare Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.95		$35.20	$31.40	$32.64	$39.84
Income/(loss) from operations:
Net investment income/(loss)(2)	1.19		2.42	2.52	2.70	1.62
Net realized and unrealized gain/(loss) on investments	(0.28)		0.78	3.74	(0.94)	(7.58)
Total income/(loss) from operations	0.91		3.20	6.26	1.76	(5.96)

Distributions to shareholders:
Net investment income	(1.30)		(2.45)	(2.46)	(3.00)	(1.24)
Total distributions	(1.30)		(2.45)	(2.46)	(3.00)	(1.24)
Net Asset Value, end of period	$35.56		$35.95	$35.20	$31.40	$32.64
Market Value, end of period	$35.59		$35.99	$35.15	$31.49	$32.52
Total Return at Net Asset Value(4)	2.58%		9.52%	20.50%	5.36%	(15.19)%
Total Return at Market Value(5)	2.55%		9.80%	19.96%	6.03%	(15.47)%
Net Assets, end of period (millions)	$9.8		$27.0	$47.5	$11.0	$8.2
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.78	%(8)	6.90%	7.20%	8.23%	6.39	%(8)
Portfolio turnover rate(7)	24%		27%	22%	18%	37%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.05		$37.56	$34.59	$34.99	$39.74
Income/(loss) from operations:
Net investment income/(loss)(2)	1.18		2.53	2.72	2.74	1.46
Net realized and unrealized gain/(loss) on investments(3)	(0.61)		0.53	2.96	(0.70)	(4.86)
Total income/(loss) from operations	0.57		3.06	5.68	2.04	(3.40)

Distributions to shareholders:
Net investment income	(1.28)		(2.57)	(2.71)	(2.44)	(1.35)
Total distributions	(1.28)		(2.57)	(2.71)	(2.44)	(1.35)
Net Asset Value, end of period	$37.34		$38.05	$37.56	$34.59	$34.99
Market Value, end of period	$37.37		$38.08	$37.47	$34.68	$34.99
Total Return at Net Asset Value(4)	1.52%		8.46%	16.89%	5.91%	(8.65)%
Total Return at Market Value(5)	1.53%		8.80%	16.29%	6.17%	(8.72)%
Net Assets, end of period (millions)	$10.3		$33.3	$58.2	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.37	%(8)	6.76%	7.34%	7.71%	5.57	%(8)
Portfolio turnover rate(7)	20%		37%	43%	32%	21%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Energy Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.80		$38.79	$37.13	$37.12	$39.62
Income/(loss) from operations:
Net investment income/(loss)(2)	1.18		2.55	2.64	2.58	1.62
Net realized and unrealized gain/(loss) on investments(3)	0.59		–	1.83	(0.14)	(2.74)
Total income/(loss) from operations	1.77		2.55	4.47	2.44	(1.12)

Distributions to shareholders:
Net investment income	(1.22)		(2.54)	(2.81)	(2.43)	(1.38)
Total distributions	(1.22)		(2.54)	(2.81)	(2.43)	(1.38)
Net Asset Value, end of period	$39.35		$38.80	$38.79	$37.13	$37.12
Market Value, end of period	$39.39		$38.74	$38.79	$37.23	$36.97
Total Return at Net Asset Value(4)	4.64%		6.84%	12.32%	6.73%	(2.84)%
Total Return at Market Value(5)	4.91%		6.66%	11.99%	7.43%	(3.19)%
Net Assets, end of period (millions)	$9.0		$11.7	$13.7	$20.5	$7.5
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.13	%(8)	6.62%	6.77%	6.85%	6.03	%(8)
Portfolio turnover rate(7)	15%		28%	41%	37%	21%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.48		$37.54	$34.95	$34.63	$39.87
Income/(loss) from operations:
Net investment income/(loss)(2)	1.15		2.44	2.59	2.70	1.57
Net realized and unrealized gain/(loss) on investments	(0.30)		(0.02)	2.55	0.02	(5.49)
Total income/(loss) from operations	0.85		2.42	5.14	2.72	(3.92)

Distributions to shareholders:
Net investment income	(1.25)		(2.48)	(2.55)	(2.40)	(1.32)
Total distributions	(1.25)		(2.48)	(2.55)	(2.40)	(1.32)
Net Asset Value, end of period	$37.08		$37.48	$37.54	$34.95	$34.63
Market Value, end of period	$37.08		$37.48	$37.47	$35.03	$34.45
Total Return at Net Asset Value(4)	2.32%		6.71%	15.09%	7.98%	(9.96)%
Total Return at Market Value(5)	2.32%		6.90%	14.60%	8.77%	(10.54)%
Net Assets, end of period (millions)	$4.6		$30.9	$71.3	$22.7	$6.9
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.26	%(8)	6.57%	6.92%	7.53%	6.05	%(8)
Portfolio turnover rate(7)	10%		38%	37%	24%	12%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.44		$38.08	$35.48	$35.66	$39.80
Income/(loss) from operations:
Net investment income/(loss)(2)	1.09		2.26	2.45	2.31	1.44
Net realized and unrealized gain/(loss) on investments(3)	(0.22)		0.36	2.58	(0.40)	(4.33)
Total income/(loss) from operations	0.87		2.62	5.03	1.91	(2.89)

Distributions to shareholders:
Net investment income	(1.11)		(2.26)	(2.43)	(2.09)	(1.25)
Total distributions	(1.11)		(2.26)	(2.43)	(2.09)	(1.25)
Net Asset Value, end of period	$38.20		$38.44	$38.08	$35.48	$35.66
Market Value, end of period	$38.12		$38.44	$38.09	$35.62	$35.62
Total Return at Net Asset Value(4)	2.30%		7.16%	14.54%	5.40%	(7.32)%
Total Return at Market Value(5)	2.08%		7.12%	14.10%	5.92%	(7.55)%
Net Assets, end of period (millions)	$17.2		$20.2	$30.5	$10.6	$5.3
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	5.73	%(8)	5.98%	6.49%	6.34%	5.47	%(8)
Portfolio turnover rate(7)	21%		28%	34%	15%	25%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx USD High Yield Bond Sector Rotation ETF(9)
For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(10)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net Asset Value, beginning of period	$15.25	$15.15	$14.21	$14.62	$14.68	$16.15	$15.72
Income/(loss) from operations:
Net investment income/(loss)(2)	0.51	1.00	1.06	0.28	1.06	0.43	0.43
Net realized and unrealized gain/(loss) on investments	(0.24)	0.11	0.97	(0.44)	0.00	(11)	(1.38)	0.36
Total income/(loss) from operations	0.27	1.11	2.03	(0.16)	1.06	(0.95)	0.79

Distributions to shareholders:
Net investment income	(0.51)	(1.01)	(1.09)	(0.25)	(1.09)	(0.52)	(0.36)
Return of capital	–	–	–	–	(0.03)	(0.00	)(11)	–
Total distributions	(0.51)	(1.01)	(1.09)	(0.25)	(1.12)	(0.52)	(0.36)
Net Asset Value, end of period	$15.01	$15.25	$15.15	$14.21	$14.62	$14.68	$16.15
Market Value, end of period	$15.03	$15.26	$15.17	$14.16	$14.66	$14.72	$16.14
Total Return at Net Asset Value(4)	1.83%	7.63%	14.75%	(1.14)%	7.44%	(6.07)%	5.08%
Total Return at Market Value(5)	1.89%	7.56%	15.31%	(1.70)%	7.44%	(5.76)%	4.82%
Net Assets, end of period (millions)	$30.5	$31.1	$28.2	$28.6	$26.3	$33.8	$43.6
Ratios to average net assets:
Gross operating expenses	0.74	%(12)	0.76	%(12)	0.75	%(12)	0.90	%(8)(12)	1.31%	0.76%	1.36%
Excluded from Expense Cap - Expedited settlement facility fees	–%	–%	–%	–%	–%	0.01%	0.11%
Total operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.20	%(8)(12)	0.20	%(12)	0.20	%(12)	0.41	%(8)(12)	0.55%	0.56%	0.66%
Net investment income/(loss)(6)	6.83	%(8)(12)	6.65%	7.13%	5.80	%(8)	7.18%	2.73%	2.68%
Portfolio turnover rate(7)	30%	28%	25%	107	%(13)	123%	157%	215%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at Sthe beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(9)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF. Prior to September 16, 2023, the Predecessor ETF had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.
(10)	Fiscal year end changed from June 30, 2023 to October 31, 2023.
(11)	Amount represents less than $0.005 per share.
(12)	Does not include expenses of the investment companies in which the Fund invests.
(13)	Portfolio turnover rate related to the change in investment strategy and re-balancing is 107%.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BB Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$41.25		$40.45	$37.75	$38.53	$40.17
Income/(loss) from operations:
Net investment income/(loss)(2)	1.15		2.44	2.57	2.48	1.04
Net realized and unrealized gain/(loss) on investments	(0.30)		0.66	2.69	(0.82)	(1.87)
Total income/(loss) from operations	0.85		3.10	5.26	1.66	(0.83)

Distributions to shareholders:
Net investment income	(1.10)		(2.30)	(2.56)	(2.44)	(0.81)
Total distributions	(1.10)		(2.30)	(2.56)	(2.44)	(0.81)
Net Asset Value, end of period	$41.00		$41.25	$40.45	$37.75	$38.53
Market Value, end of period	$41.04		$41.44	$40.53	$37.86	$38.47
Total Return at Net Asset Value(4)	2.10%		7.94%	14.26%	4.33%	(2.07)%
Total Return at Market Value(5)	1.73%		8.21%	14.13%	4.78%	(5.57)%
Net Assets, end of period (millions)	$452.0		$427.0	$60.7	$49.1	$42.4
Ratios to average net assets:
Expenses	0.20	%(8)	0.20%	0.20%	0.20%	0.20	%(8)
Net investment income/(loss)(6)	5.63	%(8)	5.98%	6.42%	6.40%	6.03	%(8)
Portfolio turnover rate(7)	21%		39%	39%	29%	13%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(14)	Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$39.57		$39.62	$37.29	$38.39	$40.08
Income/(loss) from operations:
Net investment income/(loss)(2)	1.37		2.86	3.08	3.13	1.35
Net realized and unrealized gain/(loss) on investments	(0.28)		(0.13)	2.34	(1.11)	(1.94)
Total income/(loss) from operations	1.09		2.73	5.42	2.02	(0.59)

Distributions to shareholders:
Net investment income	(1.37)		(2.78)	(3.09)	(3.12)	(1.10)
Total distributions	(1.37)		(2.78)	(3.09)	(3.12)	(1.10)
Net Asset Value, end of period	$39.29		$39.57	$39.62	$37.29	$38.39
Market Value, end of period	$39.37		$39.57	$39.66	$37.39	$38.33
Total Return at Net Asset Value(4)	2.82%		7.19%	14.98%	5.35%	(1.45)%
Total Return at Market Value(5)	3.02%		7.07%	14.76%	5.77%	(5.16)%
Net Assets, end of period (millions)	$34.4		$35.6	$17.8	$13.1	$11.5
Ratios to average net assets:
Expenses	0.30	%(8)	0.30%	0.30%	0.30%	0.30	%(8)
Net investment income/(loss)(6)	7.01	%(8)	7.26%	7.84%	8.15%	7.87	%(8)
Portfolio turnover rate(7)	24%		45%	55%	31%	8%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(14)	Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$38.71		$39.44	$35.78	$37.50	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.78		4.04	4.44	4.56	1.99
Net realized and unrealized gain/(loss) on investments(3)	(1.66)		(0.83)	3.42	(1.77)	(3.01)
Total income/(loss) from operations	0.12		3.21	7.86	2.79	(1.02)

Distributions to shareholders:
Net investment income	(1.77)		(3.94)	(4.20)	(4.51)	(1.48)
Total distributions	(1.77)		(3.94)	(4.20)	(4.51)	(1.48)
Net Asset Value, end of period	$37.06		$38.71	$39.44	$35.78	$37.50
Market Value, end of period	$37.23		$38.68	$39.49	$35.83	$37.45
Total Return at Net Asset Value(4)	0.36%		8.69%	23.14%	7.66%	(2.59)%
Total Return at Market Value(5)	0.89%		8.44%	23.07%	7.91%	(5.63)%
Net Assets, end of period (millions)	$303.0		$253.5	$104.5	$19.7	$11.2
Ratios to average net assets:
Expenses	0.40	%(8)	0.40%	0.40%	0.40%	0.40	%(8)
Net investment income/(loss)(6)	9.54	%(8)	10.45%	11.57%	12.21%	11.58	%(8)
Portfolio turnover rate(7)	33%		60%	49%	25%	12%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(14)	Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF					BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(15)		For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(15)
Net Asset Value, beginning of period	$51.64		$50.82	$50.15		$52.26		$50.78	$50.02
Income/(loss) from operations:
Net investment income/(loss)(2)	1.14		2.42	2.00		1.27		2.60	1.98
Net realized and unrealized gain/(loss) on investments	(0.43)		0.75	0.21		(0.82)		1.43	0.46
Total income/(loss) from operations	0.71		3.17	2.21		0.45		4.03	2.44

Distributions to shareholders:
Net investment income	(1.19)		(2.35)	(1.54)		(1.20)		(2.55)	(1.68)
Total distributions	(1.19)		(2.35)	(1.54)		(1.20)		(2.55)	(1.68)
Net Asset Value, end of period	$51.16		$51.64	$50.82		$51.51		$52.26	$50.78
Market Value, end of period	$51.18		$51.67	$50.83		$51.54		$52.20	$50.72
Total Return at Net Asset Value(4)	1.39%		6.41%	4.47%		0.87%		8.18%	4.96%
Total Return at Market Value(5)	1.37%		6.45%	4.31%		1.04%		8.19%	4.48%
Net Assets, end of period (millions)	$166.3		$185.9	$63.5		$162.3		$54.9	$7.6
Ratios to average net assets:
Expenses	0.19	%(8)	0.19%	0.19	%(8)	0.19	%(8)	0.19%	0.19	%(8)
Net investment income/(loss)(6)	4.48	%(8)	4.72%	5.07	%(8)	4.89	%(8)	5.02%	5.03	%(8)
Portfolio turnover rate(7)	21%		34%	21%		25%		45%	27%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(15)	Funds commenced operations on January 23, 2024. Shares of BBBS and BBBI were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(15)
Net Asset Value, beginning of period	$49.46		$49.37	$49.54
Income/(loss) from operations:
Net investment income/(loss)(2)	1.35		2.73	2.15
Net realized and unrealized gain/(loss) on investments(3)	(1.94)		0.14	(0.52)
Total income/(loss) from operations	(0.59)		2.87	1.63

Distributions to shareholders:
Net investment income	(1.36)		(2.78)	(1.80)
Total distributions	(1.36)		(2.78)	(1.80)
Net Asset Value, end of period	$47.51		$49.46	$49.37
Market Value, end of period	$47.47		$49.36	$49.26
Total Return at Net Asset Value(4)	(1.22)%		6.11%	3.37%
Total Return at Market Value(5)	(1.10)%		6.14%	2.50%
Net Assets, end of period (millions)	$4.8		$4.9	$7.4
Ratios to average net assets:
Expenses	0.19	%(8)	0.19%	0.19	%(8)
Net investment income/(loss)(6)	5.62	%(8)	5.66%	5.56	%(8)
Portfolio turnover rate(7)	13%		28%	25%

(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(15)	Fund commenced operations on January 23, 2024. Shares of BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$44.52		$42.13	$38.61	$37.91	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.24		2.67	2.60	2.52	0.83
Net realized and unrealized gain/(loss) on investments	0.33		2.47	3.50	0.68	(2.32)
Total income/(loss) from operations	1.57		5.14	6.10	3.20	(1.49)

Distributions to shareholders:
Net investment income	(1.21)		(2.75)	(2.58)	(2.50)	(0.60)
Net realized gain	(0.10)		–	–	–	–
Total distributions	(1.31)		(2.75)	(2.58)	(2.50)	(0.60)
Net Asset Value, end of period	$44.78		$44.52	$42.13	$38.61	$37.91
Market Value, end of period	$44.80		$44.57	$42.14	$38.61	$37.67
Total Return at Net Asset Value(4)	3.58%		12.72%	16.21%	8.50%	(3.78)%
Total Return at Market Value(5)	3.50%		12.81%	16.22%	9.17%	(4.32)%
Net Assets, end of period (millions)	$915.8		$514.2	$254.9	$183.4	$168.7
Ratios to average net assets:
Expenses	0.29	%(8)	0.29%	0.29%	0.29%	0.29	%(8)
Net investment income/(loss)(6)	5.58	%(8)	6.23%	6.31%	6.37%	6.09	%(8)
Portfolio turnover rate(7)	17%		28%	22%	23%	9%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(16)	Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$50.41		$50.36	$50.29	$50.09	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	0.93		2.11	2.55	2.53	0.25
Net realized and unrealized gain/(loss) on investments	(0.04)		0.02	0.10	(0.30)	(0.16)
Total income/(loss) from operations	0.89		2.13	2.65	2.23	0.09

Distributions to shareholders:
Net investment income	(0.97)		(2.08)	(2.58)	(2.03)	–
Total distributions	(0.97)		(2.08)	(2.58)	(2.03)	–
Net Asset Value, end of period	$50.33		$50.41	$50.36	$50.29	$50.09
Market Value, end of period	$50.33		$50.42	$50.36	$50.31	$50.13
Total Return at Net Asset Value(4)	1.78%		4.32%	5.41%	4.55%	0.18%
Total Return at Market Value(5)	1.76%		4.34%	5.36%	4.50%	0.22%
Net Assets, end of period (millions)	$1,880.3		$1,677.3	$899.9	$1,096.9	$50.1
Ratios to average net assets:
Expenses	0.03	%(8)	0.03%	0.03%	0.03%	0.03	%(8)
Net investment income/(loss)(6)	3.72	%(8)	4.17%	5.09%	5.02%	3.53	%(8)
Portfolio turnover rate(7)	–%		–%	–%	–%	24%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.66		$49.74	$49.74	$49.90	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	0.98		2.19	2.59	2.51	0.27
Net realized and unrealized gain/(loss) on investments	(0.16)		(0.03)	0.08	(0.56)	(0.37)
Total income/(loss) from operations	0.82		2.16	2.67	1.95	(0.10)

Distributions to shareholders:
Net investment income	(0.98)		(2.24)	(2.67)	(2.11)	–
Total distributions	(0.98)		(2.24)	(2.67)	(2.11)	–
Net Asset Value, end of period	$49.50		$49.66	$49.74	$49.74	$49.90
Market Value, end of period	$49.51		$49.67	$49.74	$49.76	$49.91
Total Return at Net Asset Value(4)	1.66%		4.45%	5.52%	4.01%	(0.20)%
Total Return at Market Value(5)	1.66%		4.47%	5.47%	4.02%	(0.14)%
Net Assets, end of period (millions)	$726.2		$661.0	$533.2	$527.2	$39.4
Ratios to average net assets:
Expenses	0.03	%(8)	0.03%	0.03%	0.03%	0.03	%(8)
Net investment income/(loss)(6)	3.99	%(8)	4.42%	5.23%	5.00%	3.83	%(8)
Portfolio turnover rate(7)	43%		69%	66%	85%	19%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.58		$49.35	$48.85	$49.49	$49.94
Income/(loss) from operations:
Net investment income/(loss)(2)	0.97		2.10	2.23	2.09	0.26
Net realized and unrealized gain/(loss) on investments	(0.38)		0.27	0.54	(0.75)	(0.71)
Total income/(loss) from operations	0.59		2.37	2.77	1.34	(0.45)

Distributions to shareholders:
Net investment income	(0.98)		(2.14)	(2.27)	(1.98)	–
Total distributions	(0.98)		(2.14)	(2.27)	(1.98)	–
Net Asset Value, end of period	$49.19		$49.58	$49.35	$48.85	$49.49
Market Value, end of period	$49.20		$49.58	$49.37	$48.87	$49.48
Total Return at Net Asset Value(4)	1.20%		4.93%	5.79%	2.76%	(0.90)%
Total Return at Market Value(5)	1.22%		4.88%	5.79%	2.82%	(0.74)%
Net Assets, end of period (millions)	$174.6		$150.7	$150.5	$105.0	$36.6
Ratios to average net assets:
Expenses	0.05	%(8)	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	3.94	%(8)	4.26%	4.53%	4.21%	3.74	%(8)
Portfolio turnover rate(7)	27%		55%	66%	68%	12%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.87		$49.13	$48.20	$49.14	$49.86
Income/(loss) from operations:
Net investment income/(loss)(2)	0.97		2.00	2.16	1.99	0.28
Net realized and unrealized gain/(loss) on investments	(0.50)		0.68	0.83	(0.92)	(1.00)
Total income/(loss) from operations	0.47		2.68	2.99	1.07	(0.72)

Distributions to shareholders:
Net investment income	(0.96)		(1.94)	(2.06)	(2.01)	–
Total distributions	(0.96)		(1.94)	(2.06)	(2.01)	–
Net Asset Value, end of period	$49.38		$49.87	$49.13	$48.20	$49.14
Market Value, end of period	$49.39		$49.88	$49.11	$48.21	$49.12
Total Return at Net Asset Value(4)	0.94%		5.58%	6.30%	2.18%	(1.44)%
Total Return at Market Value(5)	0.94%		5.64%	6.24%	2.24%	(1.25)%
Net Assets, end of period (millions)	$231.1		$196.0	$100.7	$28.9	$20.1
Ratios to average net assets:
Expenses	0.05	%(8)	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	3.92	%(8)	4.04%	4.39%	4.05%	3.99	%(8)
Portfolio turnover rate(7)	29%		56%	72%	80%	20%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.66		$48.61	$46.84	$48.40	$49.77
Income/(loss) from operations:
Net investment income/(loss)(2)	0.93		1.90	1.97	1.83	0.24
Net realized and unrealized gain/(loss) on investments	(0.69)		1.18	1.68	(1.56)	(1.61)
Total income/(loss) from operations	0.24		3.08	3.65	0.27	(1.37)

Distributions to shareholders:
Net investment income	(0.92)		(2.03)	(1.88)	(1.83)	–
Total distributions	(0.92)		(2.03)	(1.88)	(1.83)	–
Net Asset Value, end of period	$48.98		$49.66	$48.61	$46.84	$48.40
Market Value, end of period	$48.99		$49.67	$48.62	$46.86	$48.36
Total Return at Net Asset Value(4)	0.47%		6.48%	7.88%	0.46%	(2.75)%
Total Return at Market Value(5)	0.47%		6.48%	7.85%	0.59%	(2.50)%
Net Assets, end of period (millions)	$437.4		$305.4	$122.0	$36.5	$20.3
Ratios to average net assets:
Expenses	0.05	%(8)	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	3.79	%(8)	3.94%	4.03%	3.73%	3.49	%(8)
Portfolio turnover rate(7)	39%		81%	95%	88%	8%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$48.34		$47.34	$45.08	$47.75	$49.70
Income/(loss) from operations:
Net investment income/(loss)(2)	0.97		1.98	2.00	1.77	0.23
Net realized and unrealized gain/(loss) on investments	(0.91)		1.02	2.10	(2.66)	(2.18)
Total income/(loss) from operations	0.06		3.00	4.10	(0.89)	(1.95)

Distributions to shareholders:
Net investment income	(0.93)		(2.00)	(1.84)	(1.78)	–
Total distributions	(0.93)		(2.00)	(1.84)	(1.78)	–
Net Asset Value, end of period	$47.47		$48.34	$47.34	$45.08	$47.75
Market Value, end of period	$47.46		$48.33	$47.32	$45.13	$47.68
Total Return at Net Asset Value(4)	0.11%		6.50%	9.15%	(2.04)%	(3.92)%
Total Return at Market Value(5)	0.11%		6.52%	8.98%	(1.79)%	(3.75)%
Net Assets, end of period (millions)	$324.2		$174.0	$109.8	$53.7	$20.5
Ratios to average net assets:
Expenses	0.05	%(8)	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	4.04	%(8)	4.17%	4.21%	3.65%	3.45	%(8)
Portfolio turnover rate(7)	29%		62%	71%	64%	19%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$46.89		$46.28	$43.04	$46.67	$49.74
Income/(loss) from operations:
Net investment income/(loss)(2)	1.00		2.01	1.98	1.81	0.23
Net realized and unrealized gain/(loss) on investments	(1.39)		0.48	3.11	(3.64)	(3.30)
Total income/(loss) from operations	(0.39)		2.49	5.09	(1.83)	(3.07)

Distributions to shareholders:
Net investment income	(0.97)		(1.88)	(1.85)	(1.80)	–
Total distributions	(0.97)		(1.88)	(1.85)	(1.80)	–
Net Asset Value, end of period	$45.53		$46.89	$46.28	$43.04	$46.67
Market Value, end of period	$45.56		$46.91	$46.27	$43.09	$46.60
Total Return at Net Asset Value(4)	(0.85)%		5.54%	11.91%	(4.23)%	(6.17)%
Total Return at Market Value(5)	(0.83)%		5.61%	11.76%	(3.98)%	(6.03)%
Net Assets, end of period (millions)	$1,018.6		$794.3	$236.0	$42.6	$20.1
Ratios to average net assets:
Expenses	0.075	%(8)	0.075%	0.075%	0.075%	0.075	%(8)
Net investment income/(loss)(6)	4.33	%(8)	4.35%	4.22%	3.82%	3.44	%(8)
Portfolio turnover rate(7)	20%		38%	40%	84%	12%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$39.52		$41.28	$36.65	$43.65	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	0.91		1.82	1.81	1.74	0.23
Net realized and unrealized gain/(loss) on investments	(2.57)		(1.80)	4.61	(6.98)	(6.36)
Total income/(loss) from operations	(1.66)		0.02	6.42	(5.24)	(6.13)

Distributions to shareholders:
Net investment income	(0.85)		(1.78)	(1.79)	(1.76)	–
Total distributions	(0.85)		(1.78)	(1.79)	(1.76)	–
Net Asset Value, end of period	$37.01		$39.52	$41.28	$36.65	$43.65
Market Value, end of period	$37.02		$39.54	$41.23	$36.74	$43.62
Total Return at Net Asset Value(4)	(4.24)%		0.19%	17.56%	(12.73)%	(12.31)%
Total Return at Market Value(5)	(4.27)%		0.35%	17.13%	(12.45)%	(12.66)%
Net Assets, end of period (millions)	$196.2		$85.4	$52.0	$23.1	$21.4
Ratios to average net assets:
Expenses	0.125	%(8)	0.125%	0.125%	0.125%	0.125	%(8)
Net investment income/(loss)(6)	4.78	%(8)	4.67%	4.25%	3.81%	3.54	%(8)
Portfolio turnover rate(7)	145%		99%	151%	93%	45%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx IR+M Tax-Aware Short Duration ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(18)
Net Asset Value, beginning of period	$50.85		$50.44	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	0.86		1.88	1.21
Net realized and unrealized gain/(loss) on investments	(0.15)		0.35	0.15
Total income/(loss) from operations	0.71		2.23	1.36

Distributions to shareholders:
Net investment income	(0.91)		(1.82)	(0.92)
Total distributions	(0.91)		(1.82)	(0.92)
Net Asset Value, end of period	$50.65		$50.85	$50.44
Market Value, end of period	$50.64		$50.85	$50.44
Total Return at Net Asset Value(4)	1.40%		4.50%	2.75%
Total Return at Market Value(5)	1.38%		4.33%	2.93%
Net Assets, end of period (millions)	$283.1		$232.9	$105.9
Ratios to average net assets:
Expenses	0.35	%(8)	0.35%	0.35	%(8)
Net investment income/(loss)(6)	3.42	%(8)	3.70%	3.73	%(8)
Portfolio turnover rate(7)	19%		24%	18%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(18)	Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx IR+M Tax-Aware Intermediate Duration ETF				BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents				BondBloxx Private Credit CLO ETF
	For the Six Months Ended April 30, 2026 (Unaudited)		For the Period Ended October 31, 2025(19)		For the Six Months Ended April 30, 2026 (Unaudited)		For the Period Ended October 31, 2025(19)		For the Six Months Ended April 30, 2026 (Unaudited)		For the Period Ended October 31, 2025(20)
Net Asset Value, beginning of period	$50.74		$50.00		$50.42		$50.00		$50.32		$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	0.89		1.19		0.83		1.12		1.52		3.20
Net realized and unrealized gain/(loss) on investments	(0.20)		0.53		(0.24)		0.24		(0.58)		(0.18)
Total income/(loss) from operations	0.69		1.72		0.59		1.36		0.94		3.02

Distributions to shareholders:
Net investment income	(0.89)		(0.98)		(0.86)		(0.94)		(1.55)		(2.70)
Total distributions	(0.89)		(0.98)		(0.86)		(0.94)		(1.55)		(2.70)
Net Asset Value, end of period	$50.54		$50.74		$50.15		$50.42		$49.71		$50.32
Market Value, end of period	$50.57		$50.80		$50.26		$50.50		$49.76		$50.44
Total Return at Net Asset Value(4)	1.37%		3.51%		1.17%		2.79%		1.89%		6.18%
Total Return at Market Value(5)	1.31%		3.79%		1.23%		3.28%		1.75%		5.76%
Net Assets, end of period (millions)	$29.3		$15.7		$35.6		$14.1		$202.8		$172.1
Ratios to average net assets:
Expenses	0.35	%(8)	0.35	%(8)	0.35	%(8)	0.35	%(8)	0.68	%(8)	0.68	%(8)
Net investment income/(loss)(6)	3.53	%(8)	3.72	%(8)	3.33	%(8)	3.51	%(8)	6.13	%(8)	6.91	%(8)
Portfolio turnover rate(7)	4%		14%		10%		17%		15%		19%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(19)	Funds commenced operations on March 11, 2025. Shares of TXXI and TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.
(20)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements
April 30, 2026 (Unaudited)

1.	ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 19, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of twenty-seven separate active series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx USD High Yield Bond Sector Rotation ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF, BondBloxx IR+M Tax-Aware Short Duration ETF, BondBloxx IR+M Tax-Aware Intermediate Duration ETF, BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents and BondBloxx Private Credit CLO ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund (“ETF”). BondBloxx USD High Yield Bond Sector Rotation ETF (HYSA) operates as a “fund of funds,”meaning that it primarily invests its assets in securities of other ETFs. At a meeting held on April 28, 2026, the Board of Trustees of the Trust approved a plan of liquidation and termination for BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF and BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (each, a “Sector Fund,” and collectively, the “Sector Funds”), setting forth the terms and conditions of the proposed liquidation and termination of each Sector Fund (the “Plan of Liquidation”). Pursuant to the Plan of Liquidation, the assets of each Sector Fund will be liquidated, known or reasonably ascertainable liabilities of the Sector Fund will be satisfied or provided for, the remaining proceeds will be distributed to the Sector Fund’s shareholders and all of the issued and outstanding shares of the Sector Fund will be redeemed (the “Liquidation”). Each Sector Fund’s Liquidation occurred on May 29, 2026.

The following table summarizes the classification of the Funds as “non-diversified” and “diversified” under the 1940 Act, as of April 30, 2026.

Fund Name	Diversified/Non-diversified
BondBloxx USD High Yield Bond Industrial Sector ETF	Diversified
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	Diversified
BondBloxx USD High Yield Bond Healthcare Sector ETF	Non-diversified
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	Diversified
BondBloxx USD High Yield Bond Energy Sector ETF	Diversified
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	Diversified
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	Diversified
BondBloxx USD High Yield Bond Sector Rotation ETF	Non-diversified
BondBloxx BB Rated USD High Yield Corporate Bond ETF	Diversified
BondBloxx B Rated USD High Yield Corporate Bond ETF	Diversified

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Fund Name	Diversified/Non-diversified
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	Diversified
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Non-diversified
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Non-diversified
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Non-diversified
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	Diversified
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Diversified
BondBloxx IR+M Tax-Aware Short Duration ETF	Diversified
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	Diversified
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	Diversified
BondBloxx Private Credit CLO ETF	Non-diversified

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and, unless otherwise noted, generally seeks to track the investment results of each applicable Index (the “Index”). The following table details the applicable Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Sector Rotation ETF	N/A	September 16, 2023*
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index**	May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index**	May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index**	May 24, 2022
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Corporate BBB 1-5 Year Index	January 23, 2024
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Corporate BBB 5-10 Year Index	January 23, 2024
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Corporate BBB 10+ Year Index	January 23, 2024
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	JP Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Six Month Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury One Year Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Two Year Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Three Year Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Five Year Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Seven Year Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Ten Year Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Twenty Year Duration Index	September 13, 2022
BondBloxx IR+M Tax-Aware Short Duration ETF	N/A	March 12, 2024
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	N/A	March 11, 2025
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	N/A	March 11, 2025
BondBloxx Private Credit CLO ETF	N/A	December 2, 2024

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

*	Represents the date the Predecessor ETF to BondBloxx USD High Yield Bond Sector Rotation ETF merged into the BondBloxx ETF Trust.
**	At a meeting held on May 19, 2026, the Board approved a change to the index provider for each of BondBloxx BB Rated USD High Yield Corporate Bond ETF (the “BB Rated Fund”), BondBloxx B Rated USD High Yield Corporate Bond ETF (the “Single-B Rated Fund”) and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (the “CCC Rated Fund” and together with the BB Rated Fund and Single-B Rated Fund, the “Credit Ratings Funds”) from ICE Data Indices, LLC (“IDI”) to Bloomberg Index Services Limited (“BISL”), with such index changes to be effective as of June 30, 2026. See Note 12 for additional information.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies,” for the purpose of financial reporting.

Security transactions and Income recognition

Security transactions are recorded on a trade date basis. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency transactions on the Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Cash

Cash includes non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board and administered by BIM. BIM serves as the Funds’ valuation designee for purposes of compliance with the Rule 2a-5 under the 1940 Act.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Shares of underlying ETFs are valued at their most recent closing price on an exchange.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of April 30, 2026:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$14,735,731	$–	$14,735,731
Time Deposits	–	401,360	–	401,360
Total Investments	$–	$15,137,091	$–	$15,137,091

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$534	$–	$–	$534
Corporate Bonds	–	16,642,611	–	16,642,611
Time Deposits	–	234,866	–	234,866
Total Investments	$534	$16,877,477	$–	$16,878,011

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$9,589,652	$–	$9,589,652
Time Deposits	–	308,737	–	308,737
Total Investments	$–	$9,898,389	$–	$9,898,389

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$10,036,051	$–	$10,036,051
Time Deposits	–	24,466	–	24,466
Total Investments	$–	$10,060,517	$–	$10,060,517

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$8,764,839	$–	$8,764,839
Time Deposits	–	132,962	–	132,962
Total Investments	$–	$8,897,801	$–	$8,897,801

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$4,529,657	$–	$4,529,657
Time Deposits	–	90,671	–	90,671
Total Investments	$–	$4,620,328	$–	$4,620,328

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$16,829,589	$–	$16,829,589
Time Deposits	–	614,180	–	614,180
Total Investments	$–	$17,443,769	$–	$17,443,769

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,443,616	$–	$–	$30,443,616
Time Deposits	–	96,964	–	96,964
Total Investments	$30,443,616	$96,964	$–	$30,540,580

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$443,540,931	$–	$443,540,931
Time Deposits	–	8,049,553	–	8,049,553
Total Investments	$–	$451,590,484	$–	$451,590,484

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$33,658,813	$–	$33,658,813
Time Deposits	–	611,622	–	611,622
Total Investments	$–	$34,270,435	$–	$34,270,435

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,648	$–	$–	$2,648
Corporate Bonds	–	295,813,226	–	295,813,226
Time Deposits	–	4,385,813	–	4,385,813
Total Investments	$2,648	$300,199,039	$–	$300,201,687

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$163,552,029	$–	$163,552,029
Time Deposits	–	847,230	–	847,230
Total Investments	$–	$164,399,259	$–	$164,399,259

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$159,639,273	$–	$159,639,273
Time Deposits	–	1,549,540	–	1,549,540
Total Investments	$–	$161,188,813	$–	$161,188,813

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$4,665,858	$–	$4,665,858
Time Deposits	–	19,754	–	19,754
Total Investments	$–	$4,685,612	$–	$4,685,612

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$99,277,752	$–	$99,277,752
Government Agencies and Obligations	–	800,024,100	–	800,024,100
Time Deposits	–	4,329,884	–	4,329,884
Total Investments	$–	$903,631,736	$–	$903,631,736

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,872,339,881	$–	$1,872,339,881
Time Deposits	–	29,471,670	–	29,471,670
Total Investments	$–	$1,901,811,551	$–	$1,901,811,551

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$717,730,312	$–	$717,730,312
Time Deposits	–	2,360,047	–	2,360,047
Total Investments	$–	$720,090,359	$–	$720,090,359

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$172,705,583	$–	$172,705,583
Time Deposits	–	738,652	–	738,652
Total Investments	$–	$173,444,235	$–	$173,444,235

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$228,412,109	$–	$228,412,109
Time Deposits	–	844,051	–	844,051
Total Investments	$–	$229,256,160	$–	$229,256,160

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$432,203,855	$–	$432,203,855
Time Deposits	–	1,425,705	–	1,425,705
Total Investments	$–	$433,629,560	$–	$433,629,560

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$318,982,836	$–	$318,982,836
Time Deposits	–	296,360	–	296,360
Total Investments	$–	$319,279,196	$–	$319,279,196

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,001,049,418	$–	$1,001,049,418
Time Deposits	–	807,755	–	807,755
Total Investments	$–	$1,001,857,173	$–	$1,001,857,173

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$193,727,568	$–	$193,727,568
Time Deposits	–	16,494	–	16,494
Total Investments	$–	$193,744,062	$–	$193,744,062

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$9,094,467	$–	$9,094,467
Collateralized Loan Obligations	–	13,094,219	–	13,094,219
Collateralized Mortgage Obligations	–	22,618,595	–	22,618,595
Corporate Bonds	–	25,383,831	–	25,383,831
Municipal Bonds	–	207,323,185	–	207,323,185
Time Deposits	–	5,685,935	–	5,685,935
Total Investments	$–	$283,200,232	$–	$283,200,232

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$291,657	$–	$291,657
Collateralized Mortgage Obligations	–	481,092	–	481,092
Corporate Bonds	–	932,160	–	932,160
Municipal Bonds	–	27,000,725	–	27,000,725
Time Deposits	–	222,438	–	222,438
Total Investments	$–	$28,928,072	$–	$28,928,072

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$1,152,098	$–	$1,152,098
Collateralized Mortgage Obligations	–	90,454	–	90,454
Corporate Bonds	–	963,936	–	963,936
Municipal Bonds	–	32,781,327	–	32,781,327
Time Deposits	–	228,297	–	228,297
Total Investments	$–	$35,216,112	$–	$35,216,112

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

BondBloxx Private Credit CLO ETF

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$197,678,374	$–	$197,678,374
Corporate Bonds	–	757,271	–	757,271
Time Deposits	–	5,877,395	–	5,877,395
Total Investments	$–	$204,313,040	$–	$204,313,040

Bonds

Each Fund, except HYSA, invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of April 30, 2026, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. government agencies or government sponsored enterprises are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. U.S. government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHLMC issue Uniform Mortgage Backed Securities in place of their separate offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and to align the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was launched in June 2019, and as of this time, the long-term effects it may have on the market for TBA and other mortgage-backed securities remains uncertain.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolio of Investments.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

Segment Reporting

The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity’s reportable segments. Each Fund operates as a single operating segment, which is an investment portfolio. The Trust’s president and principal executive officer and the Trust’s treasurer and principal financial and accounting officer together serve as each Fund’s chief operating decision maker (“CODM”). Each Fund’s total returns, expense ratios, and changes in net assets, which are used by the CODM

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the Fund’s financial statements and financial highlights. Segment assets are reflected in each Fund’s Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in each Fund’s accompanying Statement of Operations.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund other than HYSA), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). For its investment advisory services to HYSA, BIM is paid a management fee from HYSA based on a percentage of the Fund’s average daily net assets at the annual rate of 0.45%. HYSA is responsible for the payment of all operating expenses of the Fund under its Investment Advisory Agreement. Pursuant to an expenses limitation agreement with BIM, BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of HYSA’s net total annual operating expenses will not exceed 0.55% through September 18, 2026, subject to recapture as described below (the “Fee Waiver”). The Fee Waiver may be terminated prior to September 18, 2026 only upon written agreement of the Trust and BIM. The Fee Waiver may be modified by BIM to decrease HYSA’s net total annual operating expenses at any time. BIM is also permitted to recapture amounts waived and/or reimbursed within two years after the fiscal year in which BIM waived fees and/or reimbursed expenses if HYSA’s net total annual operating expenses have fallen to a level below the limit described above. In no case will BIM recapture any amount that would result, on any particular business day of HYSA, in HYSA’s expense ratio exceeding both (1) the expense cap in place at the time such amounts were waived and (2) the HYSA’s current expense cap. Affiliated acquired fund fees incurred by HYSA are also waived by BIM in addition to the expense limitation on HYSA expenses. During the period ended April 30, 2026, BIM waived $84,048 of expenses, which includes $53,976 of affiliated acquired fund fees. Affiliated acquired fund fees are not recoupable by BIM in future fiscal periods pursuant to the terms of the expense limitation agreement.

BIM does not intend to recoup amounts identified through April 30, 2026, that are permitted to be recouped in accordance with the preceding paragraph.

As of April 30, 2026, pursuant to the above,fees previously waived and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Advisor were as follows for HYSA:

Expiring Fiscal Year Ending October 31, 2026	Expiring Fiscal Year Ending October 31, 2027	Expiring Fiscal Year Ending October 31, 2028
$65,320	$63,503	$30,073

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Sector Rotation ETF	0.45%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	0.19%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%
BondBloxx IR+M Tax-Aware Short Duration ETF	0.35%
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	0.35%
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	0.35%
BondBloxx Private Credit CLO ETF	0.68%

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Pursuant to the sub-advisory agreement with Income Research + Management (“IR+M” or “Sub-Adviser”), a Delaware Corporation, IR+M acts as sub-adviser to TAXX, TXXI and TAXM (the “Tax-Aware Funds”). IR+M is responsible for the day-to-day portfolio management of the Tax-Aware Funds as Sub-Adviser. IR+M specializes in managing U.S. fixed income portfolios for institutional and private clients, as well as managing several U.S. fixed income private investment funds and collective investment trusts for qualified investors. For its services to each Tax-Aware Fund, IR+M is paid a fee by BIM.

Macquarie Asset Management Credit Advisers US, LLC (“MAMCA”) serves as sub-adviser to BondBloxx Private Credit CLO ETF pursuant to an investment sub-advisory agreement by and among MAMCA, the Trust, on behalf of BondBloxx Private Credit CLO ETF, and BIM. MAMCA is a wholly owned subsidiary of Macquarie Group Limited and a part of Macquarie Asset Management (“MAM”). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited (“Macquarie”). MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities and multi-asset solutions. For its services to BondBloxx Private Credit CLO ETF, MAMCA is paid a fee by BIM.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

4.	PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc., Cboe BZX or NASDAQ Stock Market LLC (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, U.S. government securities and short-term investments) for the period ended April 30, 2026 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$5,118,387	$5,274,204
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	9,262,615	10,564,454
BondBloxx USD High Yield Bond Healthcare Sector ETF	4,599,178	4,775,355
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	4,750,854	4,847,109
BondBloxx USD High Yield Bond Energy Sector ETF	1,555,984	1,582,371
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	2,147,950	2,633,974
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	4,186,434	4,342,941
BondBloxx USD High Yield Bond Sector Rotation ETF	9,239,694	9,241,797
BondBloxx BB Rated USD High Yield Corporate Bond ETF	88,182,070	85,642,456
BondBloxx B Rated USD High Yield Corporate Bond ETF	7,860,414	7,799,184
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	91,826,396	93,385,685
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	34,684,709	35,057,376
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	28,487,167	27,916,502
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	637,278	638,498
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	125,438,736	123,011,776
BondBloxx IR+M Tax-Aware Short Duration ETF	96,950,862	47,470,372
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	14,411,731	944,309
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	23,173,452	2,234,090
BondBloxx Private Credit CLO ETF	62,038,018	27,696,283

The cost of purchases and the proceeds from sales of U.S. government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the period ended April 30, 2026 were as follows:

	Purchases	Sales
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$338,070,825	$281,400,903
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	46,120,733	47,703,154
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	63,491,559	64,462,988
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	156,750,391	160,114,761
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	77,292,168	77,883,291
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	182,860,141	183,653,968
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	244,179,513	245,056,003

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

For the period ended April 30, 2026, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$920,017	$27,612,133
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	842,837	43,473,916
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,626,947	19,052,292
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	–	21,970,158
BondBloxx USD High Yield Bond Energy Sector ETF	–	2,824,499
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	–	25,380,768
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	2,823,864	5,610,037
BondBloxx USD High Yield Bond Sector Rotation ETF	1,211,741	1,356,377
BondBloxx BB Rated USD High Yield Corporate Bond ETF	216,714,011	193,178,625
BondBloxx B Rated USD High Yield Corporate Bond ETF	5,742,233	6,727,732
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	211,565,065	150,847,526
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	35,343,526	53,146,790
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	107,386,178	–
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	415,517,993	28,616,727
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	727,526,929	524,546,100
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	194,836,316	122,736,137
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	66,068,198	40,261,823
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	59,262,589	21,937,641
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	189,898,625	51,121,848
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	173,117,614	19,104,373
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	309,718,541	63,823,923
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	153,829,521	35,306,092

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

6.	AFFILIATED TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BondBloxx USD High Yield Bond Sector Rotation ETF

Affiliated Investment Company	Value as of October 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of April 30, 2026	Dividends	Shares as of April 30, 2026
BondBloxx B Rated USD High Yield Corporate Bond ETF	$–	$1,864,609	$(3,966)	$4,877	$(645,481)	$1,220,039	$10,411	30,993
BondBloxx BB Rated USD High Yield Corporate Bond ETF	938,865	1,276,378	(2,566)	(11,880)	(982,823)	1,217,974	15,849	29,676
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,230,836	251,788	(23,484)	(34,547)	(493,210)	931,383	59,513	25,017
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	3,987,311	995,985	6,098	(42,765)	(1,829,091)	3,117,538	124,209	84,076
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	545,623	1,941,955	(910)	(22,172)	(695,846)	1,768,650	34,677	46,403
BondBloxx USD High Yield Bond Energy Sector ETF	3,546,723	1,156,291	816	56,596	(714,679)	4,045,747	113,775	102,710
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	4,102,586	359,212	5,538	(82,917)	(954,723)	3,429,696	132,460	91,789
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,912,011	629,862	9,415	(44,580)	(1,075,199)	2,431,509	100,751	68,320
BondBloxx USD High Yield Bond Industrial Sector ETF	7,366,492	1,026,634	(15,631)	(112,640)	(1,593,553)	6,671,302	250,289	176,560
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	6,453,367	948,721	(13,842)	(164,899)	(1,613,569)	5,609,778	246,927	164,582
	$31,083,814	$10,451,435	$(38,532)	$(454,927)	$(10,598,174)	$30,443,616	$1,088,861	820,126

7.	FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$15,287,104	$130,085	$(280,098)	$(150,013)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	17,104,387	316,035	(542,411)	(226,376)
BondBloxx USD High Yield Bond Healthcare Sector ETF	9,860,545	114,553	(76,709)	37,844
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	10,117,670	75,902	(133,055)	(57,153)
BondBloxx USD High Yield Bond Energy Sector ETF	8,705,868	194,001	(2,068)	191,933
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	4,659,515	33,975	(73,162)	(39,187)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	17,540,226	91,543	(188,000)	(96,457)
BondBloxx USD High Yield Bond Sector Rotation ETF	30,088,956	487,979	(36,355)	451,624
BondBloxx BB Rated USD High Yield Corporate Bond ETF	452,853,128	1,700,702	(2,963,346)	(1,262,644)
BondBloxx B Rated USD High Yield Corporate Bond ETF	34,277,145	430,419	(437,129)	(6,710)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	311,757,789	3,159,427	(14,715,529)	(11,556,102)
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	164,690,434	237,497	(528,672)	(291,175)
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	162,396,353	101,861	(1,309,401)	(1,207,540)
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	4,883,094	12,901	(210,383)	(197,482)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	871,582,815	35,774,204	(3,725,283)	32,048,921
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,902,537,244	103,831	(829,524)	(725,693)
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	721,031,694	125,208	(1,066,543)	(941,335)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	174,051,935	57,701	(665,401)	(607,700)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	230,233,260	108,345	(1,085,445)	(977,100)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	437,731,232	–	(4,101,672)	(4,101,672)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	322,879,985	23,770	(3,624,559)	(3,600,789)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	1,020,786,605	–	(18,929,432)	(18,929,432)

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$200,053,862	$–	$(6,309,800)	$(6,309,800)
BondBloxx IR+M Tax-Aware Short Duration ETF	282,568,277	1,055,280	(423,325)	631,955
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	28,850,152	174,993	(97,073)	77,920
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	35,237,124	148,646	(169,658)	(21,012)
BondBloxx Private Credit CLO ETF	207,541,061	72,212	(3,300,233)	(3,228,021)

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes, and bond premium amortization differences between taxable and tax-exempt obligations.

At October 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

As of October 31, 2025, the Funds had the following net capital loss carryforwards remaining:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$17,246	$181,514	$198,760
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	54,969	501,761	556,730
BondBloxx USD High Yield Bond Healthcare Sector ETF	432,653	206,269	638,922
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	20,112	–	20,112
BondBloxx USD High Yield Bond Energy Sector ETF	10,957	169,719	180,676
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	442,621	76,197	518,818
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	102,577	125,627	228,204
BondBloxx USD High Yield Bond Sector Rotation ETF	31,506,849	27,705,398	59,212,247
BondBloxx BB Rated USD High Yield Corporate Bond ETF	786,527	58,613	845,140
BondBloxx B Rated USD High Yield Corporate Bond ETF	477,946	72,959	550,905
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,626,552	1,102,327	2,728,879
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	–	–	–
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	–	–	–
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	24,624	16,922	41,546
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	–	–	–
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,087,052	2,574	1,089,626
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	4,816,228	–	4,816,228
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	871,335	535,062	1,406,397
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	353,032	172,320	525,352
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	1,346,599	482,330	1,828,929
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	794,153	414,150	1,208,303
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	413,615	1,271,570	1,685,185
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	7,181,825	1,987,026	9,168,851

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

	Short-Term	Long-Term	Total Amount
BondBloxx IR+M Tax-Aware Short Duration ETF	$–	$–	$–
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	16,922	–	16,922
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	10,137	–	10,137
BondBloxx Private Credit CLO ETF	170,178	–	170,178

During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$57,977	$–	$57,977
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	226,601	–	226,601
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	95,598	93,768	189,366
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	–	40,657	40,657
BondBloxx USD High Yield Bond Sector Rotation ETF	–	40,641	40,641
BondBloxx BB Rated USD High Yield Corporate Bond ETF	–	145,379	145,379
BondBloxx B Rated USD High Yield Corporate Bond ETF	–	63,059	63,059
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	1,787	–	1,787
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	419,976	83,845	503,821
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	–	34,577	34,577
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	158,516	–	158,516
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	–	233,921	233,921
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	853,200	–	853,200
BondBloxx IR+M Tax-Aware Short Duration ETF	81,517	–	81,517

8. RELATED PARTIES

At April 30, 2026, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. INVESTMENT RISKS

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

High Yield Bond Risk. Bonds that are rated below investment-grade (sometimes referred to as “junk bonds”), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Municipal Securities Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

Municipal Securities Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Tax Risk. From time to time, the U.S. government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. The Tax-Aware Funds may have substantial taxable gains and returns may be similar to a fund that is not tax managed. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

Limited Operating History Risk. Limited operating history risk is the risk that a recently formed Fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a recently formed Fund fails to achieve sufficient scale, it may be liquidated.

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from U.S. federal income tax, the Fund may invest in municipal securities subject to the U.S. federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the U.S. federal corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the U.S. federal alternative minimum tax.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks,

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Affiliated ETF Risk (Sector Rotation Fund). The Fund invests a substantial portion of its assets in certain affiliated ETFs advised by the Adviser (each, an “Underlying Fund”). The Adviser receives advisory fees from the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds. The Adviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. In addition, the fees payable to the Adviser by certain of the Underlying Funds may be higher than the fee payable by the Fund. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investment in the Underlying Funds Risk (Sector Rotation Fund). The Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying Funds, and the Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund is exposed more heavily to one or more particular Sectors, its performance will be especially sensitive to risks associated with those Sectors.

A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has allocated a higher portion of its net assets to a particular Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. The Fund’s ability to achieve its investment objective will depend on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund can be achieved. With respect to the Underlying Funds, which are all designed to track an index, the price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

The Fund’s NAV will change with changes in the value of the Underlying Funds and other investments based on their market valuations. The Fund’s market price may deviate from value of the Fund’s underlying holdings, particularly in times of market stress, and as a result, investors may pay more or receive less than the underlying value of the Fund’s shares bought or sold. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

ETF and Other Registered Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another registered investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

Collateralized Loan Obligations (“CLO”) Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

Commercial Mortgage-Backed Securities (“CMBS”) Risk. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

Non-Diversification Risk. Certain of the Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)
April 30, 2026 (Unaudited)

Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, restrictions or limitations on trade, including export controls and tariffs, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, regulatory and economic differences, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the securities issued by non-U.S. issuers held by the Fund. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Securities issued by non-U.S. issuers may also be less liquid than, and more difficult to value than, securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

11. NEW ACCOUNTING PRONOUNCEMENTS

During the period the Funds adopted the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management determined there was no material impact to these financial statements as a result of adoption of ASU 2023-09.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Changes in Indexes for XBB, XB and XCC. At a meeting held on May 19, 2026, the Board approved a change to the index provider for each of XBB, XB and XCC (together, the “Credit Ratings Funds”) from ICE Data Indices, LLC to Bloomberg Index Services Limited. Pursuant to this change, effective June 30, 2026, the new indexes for the Credit Ratings Funds will be as follows: (1) the Bloomberg US High Yield 300MM BB 2% Issuer Capped Index for XBB; (2) the Bloomberg US High Yield 300MM B 2% Issuer Capped Index for XB; and (3) the Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index for XCC.

Sector Fund Liquidations. Each Sector Fund’s Liquidation occurred on May 29, 2026. See Note 1 for additional information.

Sector Rotation Fund. As a result of the liquidation and termination of the Sector Funds, the Sector Rotation Fund ceased investing in the Sector Funds as of May 29, 2026. Effective as of May 29, 2026, the Fund allocates its assets among the BB-rated, single B-rated and CCC-rated sectors of the fixed-income securities market; and ETFs in which the Fund invests are the Credit Ratings Funds.

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds’ net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

BONDBLOXX ETF TRUST

Board Approval of Investment Sub-Advisory Agreements (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust,” and each series thereof, a “Fund” and collectively, the “Funds”), is required to consider and approve the Investment Advisory Agreements between the Trust and BondBloxx Investment Management Corporation (the “Adviser”) (the “Advisory Agreements”) and any sub-advisory agreements with respect to the applicable Funds. In considering these agreements, the Board, including all of the Independent Trustees, assess the Adviser’s and a sub-adviser’s, as applicable, proposed services to the Funds, including investment management; oversight of the Funds’ service providers, as applicable; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on November 17, 2025 (the “November Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the renewal of the Advisory Agreements for the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, the BondBloxx Bloomberg One Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (each, a “Treasury Fund” and collectively, the “Treasury Funds”), the BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, the BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, the BondBloxx USD High Yield Bond Energy Sector ETF, the BondBloxx USD High Yield Bond Financial & REIT Sector ETF, the BondBloxx USD High Yield Bond Healthcare Sector ETF, the BondBloxx USD High Yield Bond Industrial Sector ETF, the BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (each, a “Sector Fund” and collectively the “Sector Funds”), the BondBloxx USD High Yield Bond Sector Rotation ETF (the “Sector Rotation Fund”), the BondBloxx BB Rated USD High Yield Corporate Bond ETF, the BondBloxx B Rated USD High Yield Corporate Bond ETF, the BondBloxx CCC Rated USD High Yield Corporate Bond ETF (each, a “High Yield Fund” and collectively, the “High Yield Funds”), the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the “Emerging Markets Fund”), the BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, the BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, the BondBloxx BBB Rated 10+ Year Corporate Bond ETF (each, a “BBB Fund” and collectively, the “BBB Funds”), and the BondBloxx IR+M Tax-Aware Short Duration ETF (the “Tax-Aware Short Duration Fund”) (collectively, the “Existing Advisory Agreements”) each for an additional one-year period. In determining whether to approve the renewal of the Existing Advisory Agreements, the Trustees met with representatives of the Adviser, including relevant investment advisory personnel; considered a variety of information and materials prepared by the Adviser and materials provided by Broadridge; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”); and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to each Fund’s performance and other relevant matters and related discussions with the Adviser’s personnel. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. Prior to voting, the Independent Trustees reviewed the proposed renewal of the Existing Advisory Agreements with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed renewal of the Existing Advisory Agreements.

Also at the November Meeting, the Board, including a majority of the Independent Trustees, voted to approve the renewal of the Investment Sub-Advisory Agreement between the Adviser and Income Research + Management (“IR+M”) with respect to the Tax-Aware Short Duration Fund (the “Existing Sub-Advisory Agreement”) for an additional one-year period. In determining whether to approve the Existing Sub-Advisory Agreement, the Adviser and IR+M furnished information necessary for a majority of the Independent Trustees to make the determination that the renewal of the Existing Sub-Advisory Agreement was in the best interests of the Tax-Aware Short Duration Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed renewal of the Existing Sub-Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed renewal of the Existing Sub-Advisory Agreement.

BONDBLOXX ETF TRUST

Board Approval of Investment Sub-Advisory Agreements (Unaudited) (Continued)

Existing Advisory Agreements

In approving the renewal of the Existing Advisory Agreements the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services provided to the Funds by the Adviser; (2) the performance of the Funds and the Adviser; (3) the Adviser’s compensation under the Existing Advisory Agreements; (4) the expenses of the Funds; (5) the costs of services that are provided to the Funds and the profits realized by the Adviser from its management of the Funds; (6) economies of scale and the sharing of any economies of scale with the Funds’ shareholders; (7) the fees paid by and services provided to comparable ETFs; and (8) other benefits to the Adviser from its relationships with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the renewal of the Existing Advisory Agreements are discussed below.

Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided by the Adviser under the Existing Advisory Agreements, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of the Adviser’s personnel. The Board also took into account the systems and resources that the Adviser has devoted to investment management and legal and compliance services. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser under the Existing Advisory Agreements.

Performance. The Board took into account that the Adviser does not currently manage any other accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities and the challenges involved in developing a comparable peer group for the Funds in light of the unique characteristics of the Funds. The Board took into consideration the professional experience and investment capabilities of the individuals who serve as portfolio managers to each Fund. In addition, the Board considered the Adviser’s investment philosophy and portfolio construction process and the systems and tools the Adviser uses in managing each Fund in accordance with such Fund’s respective investment objectives and investment strategies. The Board considered the factors involved in each Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for certain Funds’ underperformance and the steps the Adviser was taking to improve such respective Fund’s performance. The Board also noted the limited history of operations of certain of the Funds and noted that it was important to provide each Fund’s portfolio management team sufficient time to establish a more significant performance history. Based on the foregoing, the Board concluded that the Adviser is qualified to manage each Fund’s assets in accordance with each Fund’s respective investment objectives and investment strategies.

Compensation and Expenses. The Board considered the compensation that each Fund is required to pay to the Adviser under the Existing Advisory Agreements and the expense ratios of each Fund. The Board took into account that under the Existing Advisory Agreements (other than with the Sector Rotation Fund), the Adviser is responsible for paying substantially all of each Fund’s operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. With respect to the Sector Rotation Fund, the Board noted the Fund’s expense limitation agreement, whereby the Adviser has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of the Fund’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026, subject to recapture by the Adviser. In addition, the Board took into account the expense ratios of comparable ETFs and of the funds in the Performance Universe relative to the expense ratios of each Fund. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services received by each Fund from the Adviser and the other factors considered.

Costs of Services, Profitability and Fall-out Benefits. The Board considered the cost of services provided and the profits realized by the Adviser in connection with its provision of services to each Fund pursuant to the Existing Advisory Agreements. In particular, the Board took into account each Fund’s limited history of operations and the Adviser’s expectations that during each Fund’s’ initial period of operations, each Fund is likely to operate below their breakeven levels and the Fund’s current profitability to the Adviser would likely be below levels anticipated by the Adviser in later years. The Board noted that, while

BONDBLOXX ETF TRUST

Board Approval of Investment Sub-Advisory Agreements (Unaudited) (Continued)

the Funds were not currently profitable, the Adviser had sufficient financial resources to support the Funds. The Board noted fall-out benefits to the Adviser that have accrued as a result of managing each Fund, including reputational benefits. Based upon the foregoing, the Board concluded that the Adviser’s profitability from its relationship with each Fund was reasonable.

Economies of Scale. The Board noted the competitive environment in which each Fund operates. Given certain Funds’ limited history of operations, the Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that, although the Funds were not currently profitable, if each Fund’s assets continue to increase over time, then each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the compensation currently being paid by each Fund to the Adviser is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the renewal of the Existing Advisory Agreements, including the compensation payable to the Adviser under the Existing Advisory Agreements, is in the best interests of each Fund and their respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the renewal of the Existing Advisory Agreements for an additional one-year period.

Existing Sub-Advisory Agreement

Pursuant to an exemption obtained by the Trust and the Adviser, the Adviser is permitted, on behalf of the Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers. The Adviser has the ultimate responsibility for overseeing the Funds’ sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The exemption also contains relief from certain disclosure obligations with regard to sub-advisory fees.

In approving the renewal of the Existing Sub-Advisory Agreement the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services provided to the Tax-Aware Short Duration Fund by IR+M; (2) the performance of the Tax-Aware Short Duration Fund and IR+M; (3) IR+M’s compensation under the Existing Sub-Advisory Agreement; (4) the expenses of the Tax-Aware Short Duration Fund; (5) the costs of services that are provided to the Tax-Aware Short Duration Fund and the profits realized by IR+M from its management of the Tax-Aware Short Duration Fund; (6) economies of scale and the sharing of any economies of scale with the Tax-Aware Short Duration Fund’s shareholders; (7) the fees paid by and the services provided to comparable ETFs; and (8) other benefits to IR+M from its relationship with the Tax-Aware Short Duration Fund. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the renewal of the Existing Sub-Advisory Agreement are discussed below.

Nature, Extent and Quality of Services Provided. In considering the nature, extent and quality of the services provided by IR+M under the Existing Sub-Advisory Agreement, the Board reviewed the information provided by IR+M relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of IR+M’s personnel. The Board also took into account the systems and resources that IR+M devotes to investment management and legal and compliance services. The Board noted that IR+M is responsible for managing the day-to-day investment operations of the Tax-Aware Short Duration Fund and the Adviser is responsible for administering the Tax-Aware Short Duration Fund. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Tax-Aware Short Duration Fund by IR+M under the Existing Sub-Advisory Agreement.

Performance. The Board took into consideration the professional experience and investment capabilities of the individuals who serve as portfolio managers to the Tax-Aware Short duration Fund. In addition, the Board considered IR+M’s investment philosophy and portfolio construction process and the systems and tools IR+M uses in managing the Tax-Aware Short Duration Fund in accordance with the Tax-Aware Short Duration Fund’s investment objective and investment strategies. The

BONDBLOXX ETF TRUST

Board Approval of Investment Sub-Advisory Agreements (Unaudited) (Continued)

Board noted the limited history of operations for the Tax-Aware Short Duration Fund and noted that it was important to provide the IR+M portfolio management team responsible for managing the Tax-Aware Short Duration Fund sufficient time to establish a more significant performance history. Based on the foregoing, the Board concluded that IR+M is qualified to manage the Tax-Aware Short Duration Fund’s assets in accordance with the Tax-Aware Short Duration Fund’s investment objective and investment strategies.

Compensation and Expenses. The Board considered the compensation payable by the Adviser to IR+M under the Existing Sub-Advisory Agreement and the expense ratio of the Tax-Aware Short Duration Fund. The Board took into account that under the Existing Sub-Advisory Agreement, IR+M bears all expenses in connection with the performance of its services under the Existing Sub-Advisory Agreement, excluding any Fund expenses as set forth in the prospectus for the Tax-Aware Short Duration Fund. Based on the foregoing, the Board concluded that IR+M’s compensation is reasonable in view of the services received by the Tax-Aware Short Duration Fund from IR+M, and the other factors considered.

Costs of Services, Profitability, and Fall-out Benefits. The Board considered the cost of services provided and the profits realized by IR+M in connection with its provision of services to the Tax-Aware Short Duration Fund pursuant to the Existing Sub-Advisory Agreement. The Board noted the fall-out benefits IR+M has accrued as a result of managing the Tax-Aware Short Duration Fund, including reputational benefits. Based upon the foregoing, the Board concluded that IR+M’s profitability from its relationship with the Tax-Aware Short Duration Fund was reasonable.

Economies of Scale. The Board noted the competitive environment in which the Tax-Aware Short Duration Fund operates. Given the Tax-Aware Short Duration Fund’s limited history of operations, the Board considered the effect of potential future asset growth on the Tax-Aware Short Duration Fund’s performance and expenses. The Board noted that if the Tax-Aware Short Duration Fund’s assets continue to increase over time, then the Tax-Aware Short Duration Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the compensation currently being paid to IR+M is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the renewal of the Existing Sub-Advisory Agreement, including the compensation payable under the Existing Sub-Advisory Agreement to IR+M, is in the best interests of the Tax-Aware Short Duration Fund and its shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the renewal of the Existing Sub-Advisory Agreement for an additional one-year period.

Continuation of CLO Advisory Agreement

At the November Meeting, the Board, including a majority of the Independent Trustees, voted to approve an extension of the termination date of the Advisory Agreement for the BondBloxx Private Credit CLO ETF (the “Existing CLO Advisory Agreement”) from November 18, 2026, to December 31, 2026. The Board took this action to align the renewal of the Existing CLO Advisory Agreement with the other Existing Advisory Agreements.

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC

190 Middle Street, Suite 301

Portland, ME 04101

Chief Compliance Officer

ACA Group

190 Middle Street, Suite 301

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	July 2, 2026

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer
BondBloxx ETF Trust

Date:	July 2, 2026